AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 2004
--------------------------------------------------------------------------------

                              FILE NOS. 333-102934
                                    811-09327

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 3

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 26

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                     ANGELA M. KING, ESQUIRE
FOLEY & LARDNER, LLP                         ALLSTATE LIFE INSURANCE COMPANY
3000 K STREET, N.W.                          3100 SANDERS ROAD
SUITE 500                                    SUITE J5B
WASHINGTON, D.C. 20007                       NORTHBROOK, IL 60062


Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE  (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2004, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

THE MORGAN STANLEY VARIABLE ANNUITIES
(MORGAN STANLEY VARIABLE ANNUITY,
MORGAN STANLEY VARIABLE ANNUITY - L SHARE)

ALLSTATE LIFE INSURANCE COMPANY
P.O. BOX 94040
PALATINE, ILLINOIS 60094-4040
TELEPHONE NUMBER: 1-800-654-2397                          PROSPECTUS MAY 1, 2004
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("Allstate Life") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

.. MORGAN STANLEY VARIABLE ANNUITY
.. MORGAN STANLEY VARIABLE ANNUITY - L SHARE

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Both Contracts may not be available in all states or through your sales representative. Please check with your Morgan Stanley Financial Advisor for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 44* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following mutual funds ("FUNDS"):


MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)                   AIM VARIABLE INSURANCE FUNDS (SERIES II)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)                    ALLIANCEBERNSTEIN VARIABLE PRODUCTS
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)                            SERIES FUND, INC. (CLASS B)
                                                                      FRANKLIN TEMPLETON VARIABLE INSURANCE
                                                                       PRODUCTS TRUST (CLASS 2)
                                                                      PUTNAM VARIABLE TRUST (CLASS IB)


*Up to 45 Variable Sub-Accounts are offered with Contracts issued prior to May 1, 2004.

Each Fund has multiple investment portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your Morgan Stanley Financial Advisor for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.



WE (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2004, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 60 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
  IMPORTANT     HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
   NOTICES      FEDERAL CRIME.

                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.





                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                3
--------------------------------------------------------------------------------
  Overview of Contracts          4
--------------------------------------------------------------------------------
  The Contracts at a Glance       5
--------------------------------------------------------------------------------
  How the Contracts Work          9
--------------------------------------------------------------------------------
  Expense Table                  10
--------------------------------------------------------------------------------
  Financial Information          16
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                  16
--------------------------------------------------------------------------------
  Purchases                      18
--------------------------------------------------------------------------------
  Contract Value                  19
--------------------------------------------------------------------------------
  Investment Alternatives         24
--------------------------------------------------------------------------------
     The Variable Sub-Accounts    24
--------------------------------------------------------------------------------
     The Fixed Account Options    26
--------------------------------------------------------------------------------
     Transfers                   30
--------------------------------------------------------------------------------
  Expenses                       32
--------------------------------------------------------------------------------
  Access To Your Money           36
--------------------------------------------------------------------------------
  Income Payments                37
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
  Death Benefits                 44
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information               50
--------------------------------------------------------------------------------
  Taxes                          53
--------------------------------------------------------------------------------
  Annual Reports and Other Documents 58
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS 60
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART 61
--------------------------------------------------------------------------------
APPENDIX B - MARKET VALUE ADJUSTMENT 62
--------------------------------------------------------------------------------
APPENDIX C - EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT 64
--------------------------------------------------------------------------------
APPENDIX D- WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME BENEFITS 65
--------------------------------------------------------------------------------
APPENDIX E- WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS 66
--------------------------------------------------------------------------------
APPENDIX F- CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT 67
--------------------------------------------------------------------------------
APPENDIX G- WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT 70
--------------------------------------------------------------------------------
APPENDIX H- ACCUMULATION UNIT VALUES 71
--------------------------------------------------------------------------------


                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                 PAGE

--------------------------------------------------------------------------------
AB Factor                        20
--------------------------------------------------------------------------------
Accumulation Benefit             20
--------------------------------------------------------------------------------
Accumulation Phase               9
--------------------------------------------------------------------------------
Accumulation Unit                16
--------------------------------------------------------------------------------
Accumulation Unit Value          16
--------------------------------------------------------------------------------
Allstate Life ("We")             50
--------------------------------------------------------------------------------
Annuitant                        16
--------------------------------------------------------------------------------
Automatic Additions Program      18
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program 32
--------------------------------------------------------------------------------
Beneficiary                      17
--------------------------------------------------------------------------------
Benefit Base                     21
--------------------------------------------------------------------------------
Co-Annuitant                     17
--------------------------------------------------------------------------------
*Contract                        51
--------------------------------------------------------------------------------
Contract Anniversary             6
--------------------------------------------------------------------------------
Contract Owner ("You")           16
--------------------------------------------------------------------------------
Contract Value                   19
--------------------------------------------------------------------------------
Contract Year                    6
--------------------------------------------------------------------------------
Dollar Cost Averaging Program    31
--------------------------------------------------------------------------------
Due Proof of Death               44
--------------------------------------------------------------------------------
Earnings Protection Death Benefit Option 46
--------------------------------------------------------------------------------
Enhanced Beneficiary Protection (Annual Increase) Option 46
--------------------------------------------------------------------------------
Excess of Earnings Withdrawal    47
--------------------------------------------------------------------------------
Fixed Account Options            26
--------------------------------------------------------------------------------
Free Withdrawal Amount           34
--------------------------------------------------------------------------------
Funds                            1
--------------------------------------------------------------------------------
Guarantee Option                 20
--------------------------------------------------------------------------------
Guarantee Period Accounts        27
--------------------------------------------------------------------------------
Income Base                      6
--------------------------------------------------------------------------------
Income Plan                      37
--------------------------------------------------------------------------------
Income Protection Benefit Option 40
--------------------------------------------------------------------------------
In-Force Earnings                46
--------------------------------------------------------------------------------
In-Force Premium                 46
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
Investment Alternatives          24
--------------------------------------------------------------------------------
IRA Contract                     6
--------------------------------------------------------------------------------
Issue Date                       9
--------------------------------------------------------------------------------
Market Value Adjustment          28
--------------------------------------------------------------------------------
Maximum Anniversary Value        6
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option 45
--------------------------------------------------------------------------------
Payout Phase                     9
--------------------------------------------------------------------------------
Payout Start Date                37
--------------------------------------------------------------------------------
Portfolios                       51
--------------------------------------------------------------------------------
Qualified Contract               16
--------------------------------------------------------------------------------
Retirement Income Guarantee Options 42
--------------------------------------------------------------------------------
Return of Premium Death Benefit  45
--------------------------------------------------------------------------------
Rider Anniversary                20
--------------------------------------------------------------------------------
Rider Application Date           6
--------------------------------------------------------------------------------
Rider Date                       20
--------------------------------------------------------------------------------
Rider Fee                        6
--------------------------------------------------------------------------------
Rider Fee Percentage             23
--------------------------------------------------------------------------------
Rider Maturity Date              19
--------------------------------------------------------------------------------
Rider Period                     20
--------------------------------------------------------------------------------
Rider Trade-In Option            23
--------------------------------------------------------------------------------
Right to Cancel                  19
--------------------------------------------------------------------------------
SEC                              1
--------------------------------------------------------------------------------
Settlement Value                 45
--------------------------------------------------------------------------------
Spousal Protection Benefit Option 50
--------------------------------------------------------------------------------
Standard Fixed Account Option    27
--------------------------------------------------------------------------------
Systematic Withdrawal Program    36
--------------------------------------------------------------------------------
Tax Qualified Contract           56
--------------------------------------------------------------------------------
Transfer Period Accounts         22
--------------------------------------------------------------------------------
Trial Examination Period         5
--------------------------------------------------------------------------------
TrueReturn Accumulation Benefit Option 19
--------------------------------------------------------------------------------
Valuation Date                   18
--------------------------------------------------------------------------------
Variable Account                 50
--------------------------------------------------------------------------------
Variable Sub-Account             24
--------------------------------------------------------------------------------


        * In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 3  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The MORGAN STANLEY VARIABLE ANNUITY CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The MORGAN STANLEY VARIABLE ANNUITY - L SHARE CONTRACT has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

Other differences between the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.


                                 4  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS       You can purchase each Contract with as little as
                        $10,000 ($2,000 for Contracts issued with an IRA or
                        TSA). You can add to your Contract as often and as much
                        as you like, but each subsequent payment must be at
                        least $1,000 ($50 for automatic payments).

                        We reserve the right to accept a lesser initial
                        purchase payment amount for each Contract.  We may
                        limit the cumulative amount of purchase payments to a
                        maximum of $1,000,000 in any Contract.
-------------------------------------------------------------------------------
TRIAL EXAMINATION       You may cancel your Contract within 20 days of receipt
PERIOD                  or any longer period as your state may require ("TRIAL
                        EXAMINATION PERIOD"). Upon cancellation, we will return
                        your purchase payments adjusted, to the extent federal
                        or state law permits, to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account, including the deduction of mortality and
                        expense risk charges and administrative expense
                        charges. See "Trial Examination Period" for details.
-------------------------------------------------------------------------------
EXPENSES                Each Portfolio pays expenses that you will bear
                        indirectly if you invest in a Variable Sub-Account. You
                        also will bear the following expenses:

                        MORGAN STANLEY VARIABLE ANNUITY CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.10% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                        MORGAN STANLEY VARIABLE ANNUITY - L SHARE CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.50% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                                 5  PROSPECTUS

-------------------------------------------------------------------------------
ALL CONTRACTS

                        .Annual administrative expense charge of 0.19% (up to
                          0.35% for future Contracts).

                        .Annual contract maintenance charge of $30 (waived in
                          certain cases).

                        .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                          DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

                        .If you select ENHANCED BENEFICIARY PROTECTION (ANNUAL
                          INCREASE) OPTION, you will pay an additional mortality and expense risk charge of 0.30%.

                        .If you select the EARNINGS PROTECTION DEATH BENEFIT
                          OPTION you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later
                          ("RIDER APPLICATION DATE").

                        .If you select the TRUERETURN/SM/ ACCUMULATION BENEFIT
                          OPTION ("TRUERETURN OPTION") you would pay an additional annual fee ("RIDER FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT
                          BASE in effect on each Contract anniversary
                          ("CONTRACT ANNIVERSARY") during the Rider Period.
                           You may not select the TrueReturn Option together
                          with a Retirement Income Guarantee Option.

                        .We discontinued offering RETIREMENT INCOME GUARANTEE
                          OPTION 1 ("RIG 1") as of January 1, 2004 (up to May, 1
                          2004 in certain states). If you elected RIG 1 prior to May 1, 2004, you will pay an additional annual fee
                          ("Rider Fee") of 0.40% of the INCOME BASE in effect on a Contract Anniversary.

                        .We discontinued offering RETIREMENT INCOME GUARANTEE
                          OPTION 2 ("RIG 2") as of January 1, 2004 (up to May, 1
                          2004 in certain states). If you elected RIG 2 prior to May 1, 2004, you will pay an additional annual Rider
                          Fee of 0.55% of the INCOME BASE in effect on a Contract Anniversary.

                        .If you select the INCOME PROTECTION BENEFIT OPTION
                          you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

                        .Currently there is no additional charge if you select
                          the SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION.
                          We reserve the right to charge a mortality and expense risk charge of up to 0.15% for this benefit.
                          This benefit is only available for IRA Contracts, which are Contracts issued with an Individual
                          Retirement Annuity or Account ("IRA") under Section
                          408 of the Internal Revenue Code.

                        .Transfer fee equal to 1.00% (subject to increase to
                          up to 2.00%) of the amount transferred after the 12/th/ transfer in any Contract Year ("CONTRACT
                          YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary.

                        . State premium tax (if your state imposes one)

                        . NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES


                                 6  PROSPECTUS

-------------------------------------------------------------------------------
INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        .up to 3 Fixed Account Options that credit interest at
                          rates we guarantee, and

                        .44* Variable Sub-Accounts investing in Portfolios
                          offering professional money management by these investment advisers:

                        . Morgan Stanley Investment Advisors Inc.

                        . Van Kampen**

                        . Van Kampen Asset Management Inc.

                        . A I M Advisors, Inc.

                        . Alliance Capital Management, L.P.

                        . Franklin Advisers, Inc.

                        . Franklin Mutual Advisers, LLC

                        . Templeton Investment Counsel, LLC

                        . Putnam Investment Management, LLC

                        * Up to 45 Variable Sub-Accounts are offered with
                        Contracts issued prior to May 1, 2004.

                        ** Morgan Stanley Investment Management Inc., the investment adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                        NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE IN ALL
                        STATES OR WITH ALL CONTRACTS.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at
                        1-800-654-2397.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways (you
                        may select more than one income plan):

                        . life income with guaranteed number of payments

                        . joint and survivor life income with guaranteed number
                          of payments

                        . guaranteed number of payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Prior to May 1, 2004, Allstate Life also offered two
                        Retirement Income Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                        In addition, we offer an Income Protection Benefit
                        Option that guarantees that your variable income payments will not fall below a certain level.

(1) Morgan Stanley Investment management, Inc., the adviser to the UIF
Portfolios does business in certain instances using the name Van Kampen.


                                 7  PROSPECTUS

-------------------------------------------------------------------------------
DEATH BENEFITS          If you, the Annuitant, or Co-Annuitant die before the
                        Payout Start Date, we will pay a death benefit subject
                        to the conditions described in the Contract. In
                        addition to the death benefit included in your Contract
                        ("Return of Premium Death Benefit" or "ROP Death
                        Benefit"), the death benefit options we currently offer
                        include:

                        . MAV DEATH BENEFIT OPTION;

                        . ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
                          OPTION; and

                        . EARNINGS PROTECTION DEATH BENEFIT OPTION
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. The minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less.  The minimum amount
                        that can be transferred into the Standard Fixed Account
                        or Market Value Adjusted Account Options is $500.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase and during the
                        Payout Phase in certain cases. In general, you must
                        withdraw at least $50 at a time. Withdrawals taken
                        prior to the Payout Start Date are generally considered
                        to come from the earnings in the Contract first. If the
                        Contract is tax-qualified, generally all withdrawals
                        are treated as distributions of earnings. Withdrawals
                        of earnings are taxed as ordinary income and, if taken
                        prior to age 59 1/2, may be subject to an additional
                        10% federal tax penalty. A withdrawal charge and a
                        MARKET VALUE ADJUSTMENT may also apply.

                        If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value. Your Contract will terminate if you withdrawal all of your Contract Value.

                                 8  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 37. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment




Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contracts work.


                                 9  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/* /

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable  Charge:
------------------------------------------------------------------------------------------------------------------------------------
Contract:                   0           1           2           3           4           5           6           7            8+
Morgan Stanley
 Variable Annuity           7%          7%          6%          5%          4%          3%          2%          0%           0%
Morgan Stanley
 Variable Annuity - L
 Share                      7%          6%          5%          0%


All Contracts:
------------------------------------------------------------------------------------------------------------------------------------
Annual Contract
 Maintenance Charge                                                       $30**
Transfer Fee                                             up to 2.00% of the amount transferred***


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

**  Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.


                                 10  PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                   Mortality and Expense Risk             Administrative
Basic Contract (without any optional benefit)               Charge                       Expense Charge*
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Annuity                              1.10%                           0.19%
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Annuity - L Share                    1.50%                           0.19%
------------------------------------------------------------------------------------------------------------------
                                                        Total Variable Account
Basic Contract (without any optional benefit)              Annual Expense
--------------------------------------------------------------------------------------
Morgan Stanley Variable Annuity                              1.29%
--------------------------------------------------------------------------------------
Morgan Stanley Variable Annuity - L Share                    1.69%
--------------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

                                                   0.20% (up to 0.30% for Options added
MAV Death Benefit Option                           in the future)
Enhanced Beneficiary Protection (Annual Increase)
Option                                             0.30%
Earnings Protection Death Benefit Option (issue    0.25% (up to 0.35% for Options added
age 0-70)                                          in the future)
Earnings Protection Death Benefit Option (issue    0.40% (up to 0.50% for Options added
age 71-79)                                         in the future)
                                                   0.00% (up to 0.15% for Options added
Spousal Protection Benefit (Co-Annuitant) Option   in the future)




If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, Earnings         Mortality and Expense                Administrative
Protection Death Benefit Option (issue age 71-79)                     Risk Charge*                    Expense Charge*
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Annuity                                          2.00%                           0.19%
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Annuity - L Share                                2.40%                           0.19%
-------------------------------------------------------------------------------------------------------------------------------
Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, Earnings           Total Variable Account
Protection Death Benefit Option (issue age 71-79)                      Annual Expense
--------------------------------------------------------------------------------------------------
Morgan Stanley Variable Annuity                                          2.19%
--------------------------------------------------------------------------------------------------
Morgan Stanley Variable Annuity - L Share                                2.59%
--------------------------------------------------------------------------------------------------


  *As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

TrueReturn/SM/ Accumulation Benefit Option                             0.50%*
-------------------------------------------------------------------------------


*Up to 1.25% for Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.

RETIREMENT INCOME GUARANTEE OPTION FEE*
(ANNUAL RATE AS A PERCENTAGE OF INCOME BASE ON A CONTRACT ANNIVERSARY)

 RIG 1                                                                 0.40%
------------------------------------------------------------------------------
 RIG 2                                                                 0.55%
------------------------------------------------------------------------------


* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).



INCOME PROTECTION BENEFIT OPTION
(AS A PERCENTAGE OF THE AVERAGE DAILY NET VARIABLE ACCOUNT ASSETS SUPPORTING THE VARIABLE INCOME PAYMENTS TO WHICH THE OPTION APPLIES)

 Income Protection Benefit Option                     0.50%*
-------------------------------------------------------------




                                 11  PROSPECTUS

*The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the charge to up to 0.75% for Options added in the future. See "Income Payments - Income Protection Benefit Option," below, for details.

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.

                          ANNUAL PORTFOLIO EXPENSES
--------------------------------------------------------------------------------
                                    Minimum                      Maximum
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.71%                         4.98%
and other expenses)
--------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2003.


PORTFOLIO ANNUAL EXPENSES - FULL TABLE (1)

The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or other Portfolio expenses in order to keep the Portfolio's expenses below specified limits. The expenses shown in the table below do not show the effect of any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                          RULE
                              MANAGEMENT  12B-1   OTHER        TOTAL ANNUAL
PORTFOLIO                        FEES     FEES   EXPENSES   PORTFOLIO EXPENSES
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE
INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS
Aggressive Equity Portfolio   0.75%       0.25%  0.12%     1.12%
- Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Dividend   0.57%       0.25%  0.02%     0.84%
Growth Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Equity     0.50%       0.25%  0.02%     0.77%
Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS European   0.95%       0.25%  0.09%     1.29%
Growth Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Global
Advantage Portfolio - Class   0.65%       0.25%  0.28%     1.18%
Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Global
Dividend Growth Portfolio -   0.75%       0.25%  0.07%     1.07%
Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS High       0.50%       0.25%  0.20%     0.95%
Yield Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Income     0.75%       0.25%  0.09%     1.09%
Builder Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS
Information Portfolio -       0.75%       0.25%  0.37%     1.37%
Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Limited    0.45%       0.25%  0.06%     0.76%
Duration Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Money      0.50%       0.25%  0.02%     0.77%
Market Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Quality
Income Plus Portfolio -       0.50%       0.25%  0.03%     0.78%
Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500    0.40%       0.25%  0.06%     0.71%
Index Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS
Strategist Portfolio - Class  0.50%       0.25%  0.02%     0.77%
Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Utilities  0.65%       0.25%  0.05%     0.95%
Portfolio - Class Y
-------------------------------------------------------------------------------

                                 12  PROSPECTUS

-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Debt Portfolio -      0.80%       0.35%  0.41%     1.56%
Class II (2, 3)
-------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Equity Portfolio -    1.25%       0.35%  0.62%     2.22%
Class II (2, 3, 4)
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth  0.55%       0.35%  0.39%     1.29%
Portfolio - Class II (2, 3, 4)
-------------------------------------------------------------------------------
Van Kampen UIF Equity and
Income Portfolio - Class II   0.60%       0.35%  0.92%     1.87%
(2, 3, 5)
-------------------------------------------------------------------------------
Van Kampen UIF Global
Franchise Portfolio - Class   0.80%       0.35%  2.07%     3.22%
II (2, 3, 5)
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap
Growth Portfolio - Class II   0.75%       0.35%  0.58%     1.68%
(2, 3, 4)
-------------------------------------------------------------------------------
Van Kampen UIF Small Company
Growth Portfolio - Class II   0.95%       0.35%  3.68%     4.98%
(2, 3, 5)
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value Portfolio - Class II    0.75%       0.35%  0.37%     1.47%
(2, 3, 4, 6)
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real
Estate Portfolio - Class II   0.80%       0.35%  0.31%     1.46%
(2, 3, 4)
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
TRUST
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive
Growth Portfolio - Class II   0.00%       0.25%  4.06%     4.31%
(7)
-------------------------------------------------------------------------------
Van Kampen LIT Comstock       0.60%       0.25%  0.05%     0.90%
Portfolio - Class II
-------------------------------------------------------------------------------
Van Kampen LIT Emerging       0.70%       0.25%  0.07%     1.02%
Growth Portfolio - Class II
-------------------------------------------------------------------------------
Van Kampen LIT Growth and     0.60%       0.25%  0.06%     0.91%
Income Portfolio - Class II
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

-------------------------------------------------------------------------------
AIM V.I. Basic Value Fund -   0.73%       0.25%  0.31%     1.29%
Series II
-------------------------------------------------------------------------------
AIM V.I. Capital
Appreciation Fund - Series    0.61%       0.25%  0.24%     1.10%
II
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity  0.73%       0.25%  0.34%     1.32%
Fund - Series II
-------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund  0.61%       0.25%  0.245     1.10%
- Series II
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND
-------------------------------------------------------------------------------
AllianceBernstein Growth      0.75%       0.25%  0.14%     1.14%
Portfolio - Class B
-------------------------------------------------------------------------------
AllianceBernstein Growth and
Income Portfolio - Class B    0.63%       0.25%  0.03%     0.91%
(8)
-------------------------------------------------------------------------------
AllianceBernstein Premier
Growth Portfolio - Class B    1.00%       0.25%  0.05%     1.30%
(8)
-------------------------------------------------------------------------------
AllianceBernstein Small Cap
Value Portfolio - Class B     1.00%       0.25%  0.28%     1.53%
(8)
-------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
FTVIP Franklin High Income    0.58%       0.25%  0.04%     0.87%
Fund - Class 2 (9, 10)
-------------------------------------------------------------------------------
FTVIP Franklin Income
Securities Fund - Class 2     0.48%       0.25%  0.03%     0.76%
(9, 10)
-------------------------------------------------------------------------------
FTVIP Mutual Shares
Securities Fund - Class 2     0.60%       0.25%  0.20%     1.05%
(10)
-------------------------------------------------------------------------------
FTVIP Templeton Foreign
Securities Fund - Class 2     0.69%       0.25%  0.22%     1.16%
(11)
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST

-------------------------------------------------------------------------------
Putnam VT The George Putnam   0.63%       0.25%  0.10%     0.98%
Fund of Boston - Class IB
-------------------------------------------------------------------------------
Putnam VT Growth and Income   0.48%       0.25%  0.05%     0.78%
Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT International       0.76%       0.25%  0.18%     1.19%
Equity Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Investors Fund -    0.65%       0.25%  0.10%     1.00%
Class IB (12)
-------------------------------------------------------------------------------
Putnam VT Voyager Fund -      0.55%       0.25%  0.07%     0.87%
Class IB
-------------------------------------------------------------------------------

1. Figures shown in the Table are for the year ended December 31, 2003 (except as otherwise notes).

2. Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

3. The fees in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the Adviser. For the year ended December 31, 2003, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's Adviser to the extent Total Annual Portfolio Expenses exceed the "Operating Expense Limitation" in the table below. The Adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the Rule 12B-1 fees for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12B-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" were as follows:

                                 13  PROSPECTUS

                                                      Operating   Management  Rule         Other        Total
                                                      Expense     Fees        12b-1Fees    Expenses     Annual
                                                      Limitation                                        Portfolio
                                                                                                        Expenses
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio,        1.35%      0.80%       0.05%        0.41%        1.26%
Class II
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio,      1.80%      1.16%       0.05%        0.62%        1.83%
Class II
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio, Class II   1.00%      0.03%       0.05%        0.92%        1.00%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class II       1.10%      0.46%       0.25%        0.39%        1.10%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio, Class II    1.20%      0.00%       0.05%        1.15%        1.20%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class II      1.15%      0.47%       0.10%        0.58%        1.15%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio, Class   1.25%      0.00%       0.05%        1.20%        1.25%
II
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Value Portfolio, Class II       1.15%      0.68%       0.10%        0.37%        1.15%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class II    1.35%      0.79%       0.25%        0.31%        1.35%
------------------------------------------------------------------------------------------------------------------------------------


 Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the Adviser excludes from Total Annual Portfolio Expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Van Kampen UIF Emerging Markets Debt Portfolio, Class II and Van Kampen UIF Emerging Markets Equity Portfolio, Class II are 0.01% and 0.03% of such investment related expenses, respectively.

4. The Portfolio's Class II shares were not operational for a full year.

5. The Portfolio was no operational for a full year.

6. Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen U.S. Mid Cap Value Portfolio, Class II.

7. For the year ended December 31, 2003, the Adviser voluntarily waived $26,074 of its investment advisory fees and assumed $79,674 of the Portfolio's other expenses. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/ reimbursements of expenses by the Adviser.
  When the effects of the voluntary waivers discussed above are taken into consideration, the "Management Fees", "Rule 12B-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were 0.75%, 0.25%, 0.26%, and 1.26%, respectively.

8. "Total Annual Portfolio Expenses" do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004, and the fee reduction is expected to continue for a period of at least five years. With this waiver, "Management Fees", "Rule 12b-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" were as follows:

                                                                                                           Total Annual
                                                                                                            Portfolio
                                                                 Management                Other Expenses    Expenses
                           Portfolio                                Fees      Rule 12b-1
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio - Class B           0.55%        0.25%        0.03%           0.83%
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio - Class B              0.75%        0.25%        0.05%           1.05%
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio - Class B             0.75%        0.25%        0.28%           1.28%
------------------------------------------------------------------------------------------------------------------------------------


9. The Fund administration fee is paid indirectly through the management fee.


10. While the maximum amount payable under the Portfolio's Class 2 Rule 12b-1 plan is 0.35% per year of the Portfolio's Class 2 average annual net assets, the Portfolio's Board of Trustees has set the current rate at 0.25% per year.

11. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" were 0.65%, 0.25%, 0.22%, and 1.12%, respectively.

12. Effective May 1, 2004, the Putnam VT Investors Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio

                                 14  PROSPECTUS
 rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolio in accordance with that program.


EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option and the Enhanced Beneficiary Protection
  (Annual Increase) Option;

.. elected the Earnings Protection Death Benefit Option (assuming issue age
  71-79); and

.. elected RIG 2 (assuming Income Base A).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                             Morgan Stanley Variable Annuity     Morgan Stanley Variable Annuity - L Share
                           1 Year   3 Years   5 Years  10 Years   1 Year    3 Years    5 Years    10 Years
-------------------------------------------------------------------------------------------------------------
Costs Based on Maximum     $1,417   $2,830    $4,164   $7,345     $1,373    $2,515     $4,071     $7,576
Annual Portfolio Expenses
-------------------------------------------------------------------------------------------------------------
Costs Based on Minimum     $980     $1,599    $2,244   $4,149     $936      $1,294     $2,184     $4,512
Annual Portfolio Expenses
-------------------------------------------------------------------------------------------------------------




EXAMPLE 2
THIS EXAMPLE USES THE SAME ASSUMPTIONS AS EXAMPLE 1 ABOVE, EXCEPT THAT IT ASSUMES YOU DECIDED NOT TO SURRENDER YOUR CONTRACT, OR YOU BEGAN RECEIVING INCOME PAYMENTS FOR A SPECIFIED PERIOD OF AT LEAST 120 MONTHS, AT THE END OF EACH TIME PERIOD.

                            Morgan Stanley Variable Annuity    Morgan Stanley Variable Annuity - L Share
                           1 Year  3 Years  5 Years  10 Years   1 Year    3 Years    5 Years    10 Years
-----------------------------------------------------------------------------------------------------------
Costs Based on Maximum     $822    $2,405   $3,909   $7,345     $863      $2,515     $4,071     $7,576
Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------
Costs Based on Minimum     $385    $1,174   $1,989   $4,149     $426      $1,294     $2,184     $4,512
Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER OR ANNUITANT IS AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), AND RIG 2 AND THAT INCOME BASE A IS APPLIED. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                                  15  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Acumulation Unit Values for the Contracts appear in Appendix H and in the Statement of Additional Information. The financial statements of Allstate Life and the Variable Account appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, the Earnings Protection Death Benefit Option, or the Spousal Protection Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, Enhanced Beneficiary Protection (Annual Increase) Option, Earnings Protection Death Benefit Option, or the Spousal Protection Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.


                                 16  PROSPECTUS

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

.. both the Contract Owner and Co-Annuitant must be age 79 or younger on the Rider Application Date; and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is not a living person), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is not a living person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple beneficiaries, we will only value the Death Proceeds at the time the first beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any


                                 17  PROSPECTUS
restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your Morgan Stanley Financial Advisor for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your Morgan Stanley Financial Advisor for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-654-2397.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


                                 18  PROSPECTUS

TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b) we will refund the greater of any purchase payments or the Contract Value.

We reserve the right to allocate your purchase payments to the Morgan Stanley VIS Money Market Variable Sub-Account during the Trial Examination Period.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract or may be added later, subject to availability and issue requirements. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may not have both a TrueReturn Option and a Retirement Income Guarantee Option in effect on your Contract at the same time. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by:

.. notifying us in writing in a form satisfactory to us; or

.. changing your investment allocations or making other changes so that that the allocation of investment alternatives no longer adheres to the investment requirements for the TrueReturn Option. For more information regarding investment requirements for this Option, see the "Investment Restrictions" section below.


                                 19  PROSPECTUS

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. We currently offer two "GUARANTEE OPTIONS," Guarantee Option 1 and Guarantee Option 2. The Guarantee Option you select has specific investment requirements, which are described in the "Investment Requirements" section below. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Morgan Stanley VIS Money Market Variable Sub-Account. You may transfer the excess amount out of the Morgan Stanley VIS Money Market Variable Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                    AB FACTORS
  RIDER PERIOD      GUARANTEE     GUARANTEE
(NUMBER OF YEARS)   OPTION 1      OPTION 2
---------------------------------------------
        8            100.0%           NA
---------------------------------------------
        9            112.5%           NA
---------------------------------------------
       10            125.0%        100.0%
---------------------------------------------
       11            137.5%        110.0%
---------------------------------------------
       12            150.0%        120.0%
---------------------------------------------
       13            162.5%        130.0%
---------------------------------------------
       14            175.0%        140.0%
---------------------------------------------
       15            187.5%        150.0%
---------------------------------------------
       16            200.0%        160.0%
---------------------------------------------
       17            212.5%        170.0%
---------------------------------------------
       18            225.0%        180.0%
---------------------------------------------
       19            237.5%        190.0%
---------------------------------------------
       20            250.0%        200.0%
---------------------------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

 Example 1: Guarantee Option 1

Guarantee Option:                                   1
Rider Period:                                      15
AB Factor:                                     187.5%
Rider Date:                                    1/2/04
Rider Maturity Date:                           1/2/19
Benefit Base on Rider Date:                   $50,000
Benefit Base on rider Maturity Date:          $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date x AB Factor
                       = $50,000 x 187.5%
                       = $93,750


Example 2: Guarantee Option 2

Guarantee Option:                                   2
Rider Period:                                      15
AB Factor:                                     150.0%
Rider Date:                                    1/2/04
Rider Maturity Date:                           1/2/19
Benefit Base on Rider Date:                   $50,000
Benefit Base on rider Maturity Date:          $50,000

                                 20  PROSPECTUS

On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date x AB Factor
                       = $50,000 x 150.0%
                       = $75,000

Guarantee Option 1 requires you to maintain a more conservative investment allocation, but offers a higher AB Factor. Guarantee Option 2 requires you to maintain a more moderate investment allocation, but offers a lower AB Factor.
 See "Investment Requirements" below for more information.


BENEFIT BASE.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "BENEFIT BASE" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

.. The Benefit Base will be increased by purchase payments made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
  (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately prior to the withdrawal; and

  (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings.
Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


INVESTMENT REQUIREMENTS.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the Guarantee Option you select, and are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a model portfolio option ("MODEL PORTFOLIO OPTION") available with the Guarantee Option you selected, as defined below; or

(2) to the DCA Fixed Account Option and then transfer all purchase payments and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. We currently offer one Model Portfolio Option with each of the available Guarantee Options. However, we may add Model
Portfolio Options in the future.    The following table summarizes the Model
Portfolio Option currently available for use with each Guarantee Period under the TrueReturn Option:

   GUARANTEE OPTION 1         GUARANTEE OPTION 2
----------------------------------------------------
Model Portfolio Option 1   Model Portfolio Option 2
----------------------------------------------------


You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option


                                 21  PROSPECTUS
is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.
 We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected, unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce each of the investment alternatives on a pro rata basis in the proportion that your value in each bears to your total value in all Variable Sub-Accounts, unless you request otherwise.

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocations for your Model Portfolio Option. We will use the percentage allocations as of your most recent instructions.


MODEL PORTFOLIO OPTIONS 1 AND 2.
If you choose or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1 or Model Portfolio Option 2 under Guarantee Option 2, you must allocate a certain percentage of your Contract Value into each of four asset categories. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Options 1 and 2 and Variable Sub-Accounts available under each category:

                       MODEL PORTFOLIO OPTION 1                              MODEL PORTFOLIO OPTION 2
-----------------------------------------------------------------------------------------------------------
                            20% Category A                                        10% Category A
                            50% Category B                                        20% Category B
                            30% Category C                                        50% Category C
                            0% Category D                                         20% Category D
-----------------------------------------------------------------------------------------------------------
                                                                        Van Kampen UIF Equity and Income
                                                                        Van Kampen UIF U.S. Mid Cap Value
CATEGORY A
Morgan Stanley VIS Money Market                                         CATEGORY D
                                                                        Morgan Stanley VIS Aggressive
CATEGORY B                                                              Equity
FTVIP Franklin High Income                                              Morgan Stanley VIS European Growth
Morgan Stanley VIS High Yield                                           Morgan Stanley VIS Global Advantage
Morgan Stanley VIS Limited Duration                                     Morgan Stanley VIS Global Dividend
Morgan Stanley VIS Quality Income Plus                                  Growth
Van Kampen UIF Emerging Markets Debt                                    Morgan Stanley VIS Information
Van Kampen UIF U.S. Real Estate                                         AIM V.I. Capital Appreciation
                                                                        AIM V.I. Mid Cap Core Equity
CATEGORY C                                                              AllianceBernstein Growth
Morgan Stanley VIS Dividend Growth                                      AllianceBernstein Premier Growth
Morgan Stanley VIS Equity                                               AllianceBernstein Small Cap Value
Morgan Stanley VIS Income Builder                                       FTVIP Templeton Foreign Securities
Morgan Stanley VIS S&P 500 Index                                        Putnam VT International Equity
Morgan Stanley VIS Strategist                                           Putnam VT Investors*
Morgan Stanley VIS Utilities                                            Putnam VT Voyager
AIM V.I. Basic Value                                                    Van Kampen LIT Aggressive Growth
AIM V.I. Premier Equity                                                 Van Kampen LIT Emerging Growth
AllianceBernstein Growth and Income                                     Van Kampen UIF Emerging Markets
FTVIP Franklin Income Securities                                        Equity
FTVIP Mutual Shares Securities                                          Van Kampen UIF Equity Growth
Putnam VT Growth and Income                                             Van Kampen UIF Global Franchise
Putnam VT The George Putnam Fund of Boston                              Van Kampen UIF Mid Cap Growth
Van Kampen LIT Comstock                                                 Van Kampen UIF Small Company Growth
Van Kampen LIT Growth and Income


* Effective May 1, 2004, the Putnam VT Investors Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolio in accordance with that program.


CANCELLATION OF THE TRUERETURN OPTION.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model


                                 22  PROSPECTUS

Portfolio Option prior to the 5th Rider Anniversary. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


DEATH OF OWNER OR ANNUITANT.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


RIDER TRADE-IN OPTION.
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

.. the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

.. any waiting period for canceling the New Option will start again on the new
  Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

You should consult with your Morgan Stanley Financial Advisor before trading in your TrueReturn Option.


TERMINATION OF THE TRUERETURN OPTION.
The TrueReturn Option will terminate on the earliest of the following to occur:

.. on the Rider Maturity Date;

.. on the Payout Start Date;

.. on the date your Contract is terminated;

.. on the date the Option is cancelled;

.. on the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. on the date the Option is replaced with a New Option under the Rider Trade-In
  Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.


                                 23  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 44* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

* Up to 45 Variable Sub-Accounts are offered with Contracts issued prior to May 1, 2004.


PORTFOLIO: (1)             EACH PORTFOLIO SEEKS:       INVESTMENT ADVISOR:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS         Long-term capital growth
 Aggressive Equity
 Portfolio - Class Y

-------------------------------------------------------
Morgan Stanley VIS         Reasonable current income
 Dividend Growth            and long-term growth of
 Portfolio - Class Y        income and capital
-------------------------------------------------------
Morgan Stanley VIS Equity  Growth of capital through
 Portfolio - Class Y        investment in common
                            stocks of companies
                            believed by the
                            Investment Adviser to
                            have potential for
                            superior growth. As a
                            secondary objective, the
                            Portfolio seeks income
                            but only when consistent
                            with its primary
                            objective
-------------------------------------------------------
Morgan Stanley VIS         To maximize the capital
 European Growth            appreciation of its
 Portfolio - Class Y        investments
-------------------------------------------------------
Morgan Stanley VIS Global  Long-term capital growth
 Advantage Portfolio -
 Class Y
-------------------------------------------------------
Morgan Stanley VIS Global  Reasonable current income
 Dividend Growth            and long-term growth of
 Portfolio - Class Y        income and capital
-------------------------------------------------------
Morgan Stanley VIS High    High level of current       MORGAN STANLEY
 Yield Portfolio - Class    income and, as a           INVESTMENT ADVISORS INC.
 Y                          secondary objective,
                            capital appreciation when
                            consistent with its
                            primary objective
-------------------------------------------------------
Morgan Stanley VIS Income  Reasonable income and, as
 Builder Portfolio -        a secondary objective,
 Class Y                    growth of capital
-------------------------------------------------------
Morgan Stanley VIS         Long-term capital
 Information Portfolio -    appreciation
 Class Y
-------------------------------------------------------
Morgan Stanley VIS         High level of current
 Limited Duration           income consistent with
 Portfolio - Class Y        preservation of capital
-------------------------------------------------------
Morgan Stanley VIS Money   High current income,
 Market Portfolio - Class   preservation of capital,
 Y                          and liquidity
-------------------------------------------------------
Morgan Stanley VIS         High level of current
 Quality Income Plus        income and, as a
 Portfolio - Class Y        secondary objective,
                            capital appreciation when
                            consistent with its
                            primary objective
-------------------------------------------------------
Morgan Stanley VIS S&P     Investment results that,
 500 Index Portfolio -      before expenses,
 Class Y                    correspond to the total
                            return (i.e., combination
                            of capital changes and
                            income) of the Standard
                            and Poor's 500 Composite
                            Stock Price Index
-------------------------------------------------------
Morgan Stanley VIS         High total investment
 Strategist Portfolio -     return through a fully
 Class Y                    managed investment policy
                            utilizing equity,
                            fixed-income and money
                            market securities and the
                            writing of covered call
                            and put options
-------------------------------------------------------
Morgan Stanley VIS         Current income and
 Utilities Portfolio -      long-term growth of
 Class Y                    income and capital
-------------------------------------------------------------------------------

                                 24  PROSPECTUS

-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (2)
-------------------------------------------------------------------------------
Van Kampen UIF Emerging
 Markets Debt Portfolio -   High total return
 Class II
-------------------------------------------------------
Van Kampen UIF Emerging    Long-term capital
 Markets Equity Portfolio   appreciation
 - Class II
-------------------------------------------------------
Van Kampen UIF Equity      Seeks long-term capital
 Growth Portfolio - Class   appreciation by investing
 II                         primarily on
                            growth-oriented equity
                            securities of large
                            capitalization companies
-------------------------------------------------------
Van Kampen UIF Equity and  Capital appreciation and
 Income Portfolio - Class   current income
 II
-------------------------------------------------------
Van Kampen UIF Global      Long-term capital           VAN KAMPEN (2)
 Franchise Portfolio -      appreciation
 Class II
-------------------------------------------------------
Van Kampen UIF Mid Cap     Long-term capital growth
 Growth Portfolio - Class
 II
-------------------------------------------------------
Van Kampen UIF Small       Long-term capital
 Company Growth Portfolio   appreciation
 - Class II
-------------------------------------------------------
Van Kampen UIF U.S. Mid    Seeks above-average total
 Cap Value Portfolio -      return over a market
 Class II (3)               cycle of three to five
                            years by investing in
                            common stocks and other
                            equity securities
-------------------------------------------------------
Van Kampen UIF U.S. Real   Seeks to provide above
 Estate Portfolio - Class   average current income
 II                         and long-term capital
                            appreciation by investing
                            primarily in equity
                            securities of companies
                            in the U.S. real estate
                            industry, including real
                            estate investment trusts
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive  Capital growth
 Growth Portfolio - Class
 II
-------------------------------------------------------
Van Kampen LIT Comstock    Capital growth and income
 Portfolio - Class II
-------------------------------------------------------
Van Kampen LIT Emerging    Capital appreciation        VAN KAMPEN ASSET
 Growth Portfolio - Class                              MANAGEMENT
 II
-------------------------------------------------------
Van Kampen LIT Growth and  Long-term growth of
 Income Portfolio - Class   capital and income
 II
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Basic Value Fund  Long-term growth of
 - Series II                capital
-------------------------------------------------------
AIM V.I. Capital           Growth of capital
 Appreciation Fund -
 Series II                                             A I M ADVISORS, INC.
-------------------------------------------------------
AIM V.I. Mid Cap Core      Long-term growth of
 Equity Fund - Series II    capital
-------------------------------------------------------
AIM V.I. Premier Equity    Long-term growth of
 Fund - Series II           capital; income is a
                            secondary objective
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
-------------------------------------------------------------------------------
AllianceBernstein Growth   Long-term growth of
 Portfolio - Class B        capital; current income
                            is incidental to the
                            Portfolio's objective
-------------------------------------------------------ALLIANCE CAPITAL
AllianceBernstein Growth   Reasonable current income   MANAGEMENT, L.P.
 and Income Portfolio -     and reasonable
 Class B                    opportunity for
                            appreciation
-------------------------------------------------------
AllianceBernstein Premier  Growth of capital by
 Growth Portfolio - Class   pursuing aggressive
 B                          investment policies
-------------------------------------------------------
AllianceBernstein Small    Long-term growth of
 Cap Value Portfolio -      capital
 Class B
-------------------------------------------------------------------------------

                                 25  PROSPECTUS

-------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
                           High level of current
 FTVIP Franklin High        income with capital
 Income Fund - Class 2      appreciation as secondary
                            goal
-------------------------------------------------------
 FTVIP Franklin Income     Maximize income while       FRANKLIN ADVISERS, INC.
 Securities Fund - Class    maintaining prospects for
 2                          capital appreciation
-------------------------------------------------------------------------------
 FTVIP Mutual Shares       Capital appreciation with   FRANKLIN MUTUAL
 Securities Fund - Class    income as a secondary      ADVISERS, LLC
 2                          goal
-------------------------------------------------------------------------------
 FTVIP Templeton Foreign   Long-term capital growth    TEMPLETON INVESTMENT
 Securities Fund - Class                               COUNSEL, LLC
 2
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT The George       Provide a balanced
 Putnam Fund of Boston -    investment of a well
 Class IB                   diversified portfolio of
                            value stocks and bonds
-------------------------------------------------------------------------------
Putnam VT Growth and       Capital growth and current
 Income Fund - Class IB     income
-------------------------------------------------------
Putnam VT International    Capital appreciation        PUTNAM INVESTMENT
 Equity Fund - Class IB                                MANAGEMENT, LLC
-------------------------------------------------------
Putnam VT Investors Fund   Long-term growth of
 - Class IB (4)             capital and any increased
                            income that results from
                            this growth
-------------------------------------------------------------------------------
Putnam VT Voyager Fund -   Capital appreciation
 Class IB
-------------------------------------------------------------------------------


(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Morgan Stanley VIS Pacific Growth Portfolio - Class Y were transferred to the Morgan Stanley VIS Money Market - Class Y. On October 13, 2003, the Van Kampen UIF Active International Allocation Portfolio, Class II was liquidated. Any amounts invested in the Van Kampen UIF Active International Allocation Portfolio, Class II were transferred to the Morgan Stanley VIS Money Market - Class Y.

(2) Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. The investment objective for this Portfolio has not changed.

(4) Effective May 1, 2004, the Putnam VT Investors Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in the Putnam VT Investors Fund - Class IB portfolio you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automation transactions to the portfolio in accordance with that program.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in
the future. Some Options are not available in all states.   In addition,
Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


                                 26  PROSPECTUS

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 31.

This option allows you to allocate purchase payments to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $500.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future.
 Refer to Appendix A for more information.

Your purchase payments will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Morgan Stanley VIS Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Morgan Stanley VIS Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Morgan Stanley VIS Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 31.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Morgan Stanley VIS Money Market Variable Sub-Account unless you request a different investment alternative.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option may not be available in your state. Please check with your Morgan Stanley Financial Advisor for availability.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("STANDARD FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $500.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Morgan Stanley Variable Annuity Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Morgan Stanley Variable Annuity - L Share Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.


                                 27  PROSPECTUS

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year.
 Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account.  Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the Morgan Stanley Variable Annuity - L Share Contract.


MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $500.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods").
 We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other
 Guarantee Periods in the future.   If you allocate a purchase payment to the
Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted


                                 28  PROSPECTUS

Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yields as reported in Federal Reserve Board Statistical Release H.15 ("TREASURY RATE") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the
 Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:


                                 29  PROSPECTUS

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account.  Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account.
 If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. Certain restrictions on transfers apply to Contracts with the TrueReturn
Option.   See the "TrueReturn/sm/ Accumulation Benefit Option" section of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $500.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may


                                 30  PROSPECTUS
make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If we identify a pattern of market-timing or excessive trading activity, we will make further inquiry and may, depending on the circumstances, impose trading limitations as described below under "Trading Limitations" consistent with applicable law and the Contract. We will apply these limitations on a uniform basis to all Contract Owners we determine have engaged in market timing or excessive trading. Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, not all market timing or excessive trading is identifiable or preventable. Therefore, we cannot guarantee that we can prevent such trading activity in all cases or before it occurs.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable
  Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying mutual funds that assess such fees.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the

                                 31  PROSPECTUS
aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS Quality Income Plus Variable Sub-Account and 60% to be in the Van Kampen LIT Aggressive Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS Quality Income Plus Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Morgan Stanley VIS Quality Income Plus Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Van Kampen LIT Aggressive Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Morgan Stanley VIS Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We reserve the right to waive this charge for all Contracts.




ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

                                 32  PROSPECTUS

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

MORGAN STANLEY VARIABLE ANNUITY              1.10%
---------------------------------------------------
MORGAN STANLEY VARIABLE ANNUITY - L SHARE
                                             1.50%
---------------------------------------------------


The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Enhanced Beneficiary Protection (Annual Increase) Option:  The current mortality  and expense risk charge for this option is 0.30%.  This  charge
  will never exceed 0.30%.   We  guarantee that we will not increase the
  mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

  . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

  0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.
   Refer to the Death Benefit Payments provision in this prospectus for more
  information.   We deduct the charge for this option only during  the
  Accumulation Phase.

.. Spousal Protection Benefit Option: Currently, there is no charge for this benefit. We may assess a charge of up to 0.15% for the Spousal Protection Benefit Option. This charge will only be deducted during the Accumulation Phase of your Contract. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract.

.. Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE

We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract.
 If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.



The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee

                                 33  PROSPECTUS
unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/sm/ Accumulation Benefit Option" section of this prospectus for more information.


RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG
2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to reflect the number of full months (30-day periods) from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to reflect the number of full months (30-day periods) the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw.
 The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 10. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 28 for more information on market value adjustments.


FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Free Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

                                 34  PROSPECTUS

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.


ALL CONTRACTS
We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


CONFINEMENT WAIVER. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).


TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.


UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current

                                 35  PROSPECTUS
practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see pages 12-15. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution, or other services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 37.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 27.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-654-2397 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

                                 36  PROSPECTUS

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

.. the Annuitant's 99th birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 591/2 may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:


INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of
1) the death of an

                                 37  PROSPECTUS

Annuitant; or 2) at the end of the guaranteed payment period.


INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3.
 See "Modifying Payments" and "Payout Withdrawals" below for more details.


INCOME PLAN 4 -LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.


INCOME PLAN 5 -JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.


INCOME PLAN 6 -LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.


INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.


MODIFYING PAYMENTS
After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period.
  Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.
  If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to

                                 38  PROSPECTUS
the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under qualified plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your contract is subject to RMD requirements.

 Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate. The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                   0           1           2           3           4           5           6           7            8+
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
 Variable Annuity           7%          7%          6%          5%          4%          3%          2%          0%           0%
Morgan Stanley
 Variable Annuity - L
 Share                      7%          6%          5%          0%



ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a)

                                 39  PROSPECTUS
actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply.
 The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The change for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the option has been applied. Currently, the charge for this option is 0.50%. We may change the amount we charge, but it will not exceed 0.75%. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit

                                 40  PROSPECTUS

Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:


UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  Morgan Stanley VIS Limited Duration

  Morgan Stanley VIS Money Market

  Morgan Stanley VIS Quality Income Plus


RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  AIM V.I. Basic Value

  AIM V.I. Premier Equity

  AllianceBernstein Growth

  AlianceBernstein Growth and Income

  AllianceBernstein Premier Growth

  AllianceBernstein Small Cap Value

  Morgan Stanley VIS Aggressive Equity

  Morgan Stanley VIS Dividend Growth

  Morgan Stanley VIS Equity

  Morgan Stanley VIS European Growth

  Morgan Stanley VIS Global Advantage

  Morgan Stanley VIS Global Dividend Growth

  Morgan Stanley VIS High Yield

  Morgan Stanley VIS Income Builder

  Morgan Stanley VIS S&P 500 Index

  Morgan Stanley VIS Strategist

  Morgan Stanley VIS Utilities

  Van Kampen UIF Equity and Income

  Van Kampen UIF Equity Growth

  Van Kampen UIF Global Franchise

  Van Kampen UIF U.S. Mid Cap Value

  Van Kampen UIF U.S. Real Estate

  FTVIP Franklin High Income

  FTVIP Franklin Income Securities

  FTVIP Mutual Shares Securities

  FTVIP Templeton Foreign Securities

  Putnam VT The George Putnam Fund of Boston

  Putnam VT Growth and Income

  Putnam VT International Equity

  Putnam VT Investors*

  Putnam VT Voyager

  Van Kampen LIT Comstock

  Van Kampen LIT Growth and Income


EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  AIM V.I. Capital Appreciation

  AIM V.I. Mid Cap Core Equity

  Morgan Stanley VIS Information

  Van Kampen UIF Small Company Growth

  Van Kampen UIF Emerging Markets Debt

  Van Kampen UIF Emerging Markets Equity

  Van Kampen UIF Mid Cap Growth

  Van Kampen LIT Aggressive Growth

  Van Kampen LIT Emerging Growth

* Effective May 1, 2004, the Putnam VT Investors Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging,

                                 41  PROSPECTUS
we will continue to effect automatic transactions to the Portfolio in accordance with that program.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

.. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

.. deducting any applicable taxes; and

.. applying the resulting amount to the greater of (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3/rd/ Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your Morgan Stanley Financial Advisor for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to May 1, 2004.

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

                                 42  PROSPECTUS

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, adjusted by any applicable
  Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated based on the number of full months (30 day periods) between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated based on the number of full months (30 day periods) between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. The date the Contract is terminated;

.. If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date; or

.. You elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.


RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

.. In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states)

                                 43  PROSPECTUS
  and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

.. In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment.

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE

REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

                                 44  PROSPECTUS

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple beneficiaries, we will only value the Death Proceeds at the time the first beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

.. MAV Death Benefit Option

.. Enhanced Beneficiary Protection (Annual Increase) Option

.. Earnings Protection Death Benefit Option

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the issue date of your Contract or at a later date, subject to state availability and issue age restrictions.

The "DEATH BENEFIT" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected); or

.. The Enhanced Beneficiary Protection (Annual Increase) Option (if selected).

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 44), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment.

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 48 below, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments, withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments and withdrawals); or

.. The date we next determine the Death Proceeds.

                                 45  PROSPECTUS

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION.
The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.30%.
 Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value.
 The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "CAP" defined below. This accumulation will continue until the earlier of:

  (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

  (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit
 immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit CAP is equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

.. Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 48, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments, less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals); or

.. The date we next determine the Death Proceeds.


EARNINGS PROTECTION DEATH BENEFIT OPTION.
The "EARNINGS PROTECTION DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

.. 0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

.. 0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 100% of "IN-FORCE PREMIUM" (excluding purchase payments made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

                                 46  PROSPECTUS

.. 50% of "IN-FORCE PREMIUM" (excluding purchase payments made after the Rider
  Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 25% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

IN-FORCE EARNINGS are equal to the current Contract Value less In-Force Premium.
 If this quantity is negative, then In-Force Earnings are equal to zero.

IN-FORCE PREMIUM is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 48 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

.. The Rider Date will be changed to the date we determine the Death Proceeds;

.. The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

.. The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

.. The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.


ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 48, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.


DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract
                                 47  PROSPECTUS

Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES


CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.


CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:


OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.


OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market Variable Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.


OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Morgan Stanley VIS Money Market Variable Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death

                                 48  PROSPECTUS
without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.


OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts greater than or equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency. The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual).

The New Contract Owner may make additional withdrawals, however, any such withdrawals will not be used to satisfy the minimum Annual Required Distribution amount of any subsequent calendar year.

The Annual Required Distributions will be treated as withdrawals for tax purposes, which means that for tax reporting purposes the withdrawals will be deemed to be taken from Contract earnings first. If the Death Proceeds had instead been applied to an Income Plan, the tax treatment would be different.
 Distributions under an Income Plan will be treated as part return of earnings and part return of principal to the extent of principal in your Contract. Consult with your tax advisor for the most appropriate option for your circumstances.

Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds were determined, the Annual Required Distribution is equal to the Death Proceeds divided by the "LIFE EXPECTANCY" of the New Contract Owner, and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date the Death Proceeds were determined. The LIFE EXPECTANCY in that calendar year is equal to the life expectancy value from IRS Table V, based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the year in which the Death Proceeds were determined, the Life Expectancy of the Contract Owner is the Life Expectancy calculated in the previous calendar year minus 1 year. If the Life Expectancy is less than 1, the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies).

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES


CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:


OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.


OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market Variable Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.


OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the

                                 49  PROSPECTUS
continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

If you use the Contract within a employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. Both the Contract Owner and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. The option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the Death of Annuitant provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

There is currently no charge for this option. We reserve the right to assess a mortality and expense risk charge in the future, however it will never exceed 0.15%. Once this option is added to your Contract, we guarantee that we will not increase what we charge you for this option.

The option will terminate and the corresponding mortality and expense risk charge will cease on the earliest of the following to occur:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you terminate this option by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit Option cannot be added to the Contract.


DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.


VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Variable Account with the SEC as a unit investment trust.

                                 50  PROSPECTUS

The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account currently consists of multiple Variable Sub-Accounts. Each Variable Sub-Account offered under this Contract invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.


VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.


CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.


CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc. Morgan Stanley DW, a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley DW is a member of the New York Stock Exchange and NASD. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

                                 51  PROSPECTUS

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
Foley & Lardner, LLP, Washington, D.C., has advised Allstate Life on certain federal securities law matters. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


                                 52  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE
COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable

Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate

Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable

Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future


                                 53  PROSPECTUS
guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:


                                 54  PROSPECTUS

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance, as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer


                                 55  PROSPECTUS
identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as investments as:

.. Individual Retirement Annuities (IRAs) under Section 408(b) of the Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension (SEP IRA) under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Section 408(p) of the Code; and

.. Tax Sheltered Annuities under Section 403(b) of the Code.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate

Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored retirement plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, IRAs (excluding Roth IRAs) and TSAs require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


                                 56  PROSPECTUS

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (applies only for IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from employer sponsored retirement plans, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions


                                 59  PROSPECTUS
may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)

Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Section 408(p) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

 Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2003 is incorporated herein by reference, which means that it is legally a part of this prospectus.


                                 58  PROSPECTUS

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P. O. Box 94040, Palatine, Illinois 60094-4040 (telephone:
1-800-654-2397).


                                 59  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------
  Appendix A


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 60  PROSPECTUS

APPENDIX A
CONTRACT COMPARISON CHART

        FEATURE            MORGAN STANLEY VARIABLE       MORGAN STANLEY VARIABLE ANNUITY - L
                           ANNUITY                              SHARE
-----------------------------------------------------------------------------------------------
DCA Fixed Account           3 to 6 month transfer           7 to 12 month transfer periods
Option                             periods

                         ----------------------------------------------------------------------
Standard Fixed Account    1-, 3-*, 5-*, and 7-* year                     N/A
Option                        guarantee periods
-----------------------------------------------------------------------------------------------
MVA Fixed Account          3-, 5-, 7-, and 10- year       3-, 5-, 7-, and 10- year guarantee
Option**                      guarantee periods                        periods
-----------------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge                         1.10%                               1.50%
(Base Contract)
-----------------------------------------------------------------------------------------------
Withdrawal Charge             7/ 7/ 6/ 5/ 4/ 3/ 2                       7/ 6/ 5
(% of purchase payment)
-----------------------------------------------------------------------------------------------
Withdrawal Charge           Confinement, Terminal               Confinement, Terminal
Waivers                     Illness, Unemployment               Illness, Unemployment
-----------------------------------------------------------------------------------------------


The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The table summarizes the availability of the Fixed Account Options in general. Please check with your Morgan Stanley Financial Advisor for specific details for your state.

* Available only in states in which the MVA Fixed Account Option is not offered.

** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account
   Options are offered.


                                 61  PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I                   =    the Treasury Rate for a maturity equal to the term length of the
                         Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;
J                   =    the Treasury Rate for a maturity equal to the term length of the
                         Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the
                         Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be ("Market Value Adjustment Date").
N                   =    the number of whole and partial years from the Market Value
                         Adjustment Date to the expiration of the term length of the Market
                         Value Adjusted Fixed Guarantee Period Account.


Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15. If such yields cease to be available in Federal Reserve Bulletin Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                     EXAMPLES OF MARKET VALUE ADJUSTMENT
                   $10,000 allocated to a Market Value Adjusted Fixed Guarantee
Purchase Payment:  Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Morgan Stanley Variable Annuity*



                EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract Value at  = $10,000.00 X (1.045) /3/ = $11,411.66
 End of Contract Year 3:
Step 2: Calculate the Free           = .15 X $10,000 = $1500
 Withdrawal Amount:
Step 3: Calculate the Withdrawal     = .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value   I   =   4.50%
 Adjustment:                         J   =   4.20%
                                            730 DAYS
                                     N  =   --------   =   2
                                            365 DAYS
                                     Market Value Adjustment Factor: .9 X [I -
                                     (J + .0025)] X N
                                     = .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                     Market Value Adjustment = Market Value
                                     Adjustment Factor X Amount
                                     Subject To Market Value Adjustment:
                                     = .0009 X $11,411.66  = $10.27
Step 5: Calculate the amount         = $11,411.66 - $510 + $10.27 = $10,911.93
 received by Contract owner as a
 result of full withdrawal at the
 end of Contract Year 3:

                                 62  PROSPECTUS

                                         EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at End of Contract Year 3:       = $10,000.00 X (1.045) /3/ = $11,411.66
Step 2: Calculate The Free Withdrawal Amount:                     = .15 X $10,000 =  $1,500
Step 3: Calculate the Withdrawal Charge:                          = 0.6 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:                    I   =   4.50%
                                                                  J   =   4.80%
                                                                           730 DAYS
                                                                  N  =    -----------   =   2
                                                                           365 DAYS
                                                                  Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                                  = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                                  Market Value Adjustment = Market Value Adjustment Factor X
                                                                  Amount Subject To Market Value Adjustment:
                                                                  = -.0099 X $11,411.66 = -($112.98)
Step    5: Calculate the amount received by Contract owner as a   = $11,411.66 - $510 -  $112.98 = $10,788.68
 result of full withdrawal at the end of Contract Year 3:



  *These examples assume the election of the MORGAN STANLEY VARIABLE ANNUITY
   CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under the MORGAN STANLEY VARIABLE ANNUITY - L SHARE CONTRACT, which has different expenses and withdrawal charges.


                                 63  PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout Start                  65
Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                             male
-------------------------------------------------------------------------------
Income Plan selected:                                          1
-------------------------------------------------------------------------------
Payment frequency:                                          monthly
-------------------------------------------------------------------------------
Amount applied to variable income payments                $100,000.00
under the Income Plan:
-------------------------------------------------------------------------------



The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                                 3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
payment:                                               value
-------------------------------------------------------------------------------


STEP 1 -  CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.


                                 64  PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000.

                                                                                             Income Benefit Amount

                                                                                  Contract
                                          Type           Beginning                 Value            Maximum
                                           of            Contract   Transaction    After          Anniversary              5%
              Date                     Occurrence          Value      Amount     Occurrence          Value          Roll-Up Value**
------------------------------------------------------------------------------------------------------------------------------------
             1/1/04                Contract Anniversary   $55,000           _     $55,000           $55,000             $52,500
------------------------------------------------------------------------------------------------------------------------------------
             7/1/04                 Partial Withdrawal    $60,000     $15,000     $45,000           $41,250             $40,176
------------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


--------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
--------------------------------------------------------------------------------------
Partial Withdrawal Amount                      (a)                  $15,000
--------------------------------------------------------------------------------------
Contract Value Immediately Prior to            (b)                  $60,000
Partial Withdrawal
--------------------------------------------------------------------------------------
Value of Income Benefit Amount                 (c)                  $55,000
Immediately Prior to Partial Withdrawal
--------------------------------------------------------------------------------------
Withdrawal Adjustment                     [(a)/(b)]*(c)             $13,750
--------------------------------------------------------------------------------------
Adjusted Income Benefit                                             $41,250
--------------------------------------------------------------------------------------

5 % ROLL-UP VALUE INCOME BENEFIT**
--------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                (a)                  $15,000
--------------------------------------------------------------------------------------
STEP I - DOLLAR FOR DOLLAR PORTION
--------------------------------------------------------------------------------------
Contract Value Immediately Prior to            (b)                  $60,000
Partial Withdrawal
--------------------------------------------------------------------------------------
Value of Income Benefit Amount
Immediately Prior to Partial Withdrawal
(assumes 181 days worth of interest on         (c)                  $53,786
$52,500 and $54,600, respectively)
--------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5%       (d)                  $ 2,625
of Roll-Up Value on 1/1/04)
--------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment    (e)=(d)*1.05
(discounted for a half year's worth of        ^-0.5                 $ 2,562
interest)
--------------------------------------------------------------------------------------
Contract Value After Step 1                (b')=(b)-(d)             $57,375
--------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1       (c')=(c)-(e)             $51,224
--------------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
--------------------------------------------------------------------------------------
Partial Withdrawal Amount                  (a')=(a)-(d)             $12,375
--------------------------------------------------------------------------------------
Proportional Adjustment                   (a')/(b')*(c')            $11,048
--------------------------------------------------------------------------------------
Contract Value After Step 2                 (b')-(a')               $45,000
--------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                $40,176
--------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

** In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.


                                 65  PROSPECTUS

APPENDIX E
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2004

Initial Purchase Payment: $50,000

                                                                                                      Death Benefit Amount
                                                                                            ----------------------------------------
                                                       Beginning                Contract                     Maximum
                                       Type of         Contract   Transaction  Value After    Purchase     Anniversary    Enhanced
             Date                     Occurrence         Value      Amount     Occurrence   Payment Value     Value     Beneficiary
------------------------------------------------------------------------------------------------------------------------  Value**
                                                                                                                        ------------
            1/1/05               Contract Anniversary   $55,000           _      $55,000       $50,000       $55,000      $52,500
------------------------------------------------------------------------------------------------------------------------------------
            7/1/05                Partial Withdrawal    $60,000     $15,000      $45,000       $37,500       $41,250      $40,339
------------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.


----------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)               $15,000
----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)               $60,000
----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)               $50,000
Partial Withdrawal
----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)          $12,500
----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                          $37,500
----------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)               $15,000
----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)               $60,000
----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)               $55,000
Partial Withdrawal
----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)          $13,750
----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                          $41,250
----------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
BENEFIT**
----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)               $15,000
----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)               $60,000
----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to
Partial Withdrawal (assumes 181 days worth of interest        (c)               $53,786
on $52,500 and $54,600, respectively)
----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)          $13,446
----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                          $40,339
----------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

** Calculations for the Enhanced Beneficiary Protection (Annual Increase) Benefit assumed that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.


                                 66  PROSPECTUS

APPENDIX F
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals                    =    $0
Purchase Payments in the 12 months prior to       =    $0
 death
In-Force Premium                                  =    $100,000
                                                       ($100,000 + $0 - $0)
In-Force Earnings                                 =    $25,000
                                                       ($125,000 - $100,000)
EARNINGS PROTECTION DEATH BENEFIT**               =    40 % * $25,000 = $10,000


Since In-Force Earnings are less than 250% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).




EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                        =    $5,000
                                                           ($10,000-$5,000)
Purchase Payments in the 12 months prior to death     =    $0
In-Force Premium                                      =    $95,000
                                                           ($100,000+$0-$5,000)
In-Force Earnings                                     =    $19,000
                                                           ($114,000-$95,000)
EARNINGS PROTECTION DEATH BENEFIT**                   =    40%*$19,000=$7,600


Since In-Force Earnings are less than 250% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).


EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS


                                 67  PROSPECTUS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                                                =    $30,000
                                                                                   ($50,000-$20,000)
Purchase Payments in the 12 months prior to death                             =    $0
In-Force Premium                                                              =    $120,000
                                                                                    ($110,000+$40,000-$30,000)
In-Force Earnings                                                             =    $20,000
                                                                                   ($140,000-$120,000)
EARNINGS PROTECTION DEATH BENEFIT**                                           =    25%*$20,000=$5,000


In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).


EXAMPLE 4: SPOUSAL CONTINUATION

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                                         =    $0
Purchase Payments in the 12 months prior to death                      =    $0
In-Force Premium                                                       =    $100,000
                                                                            ($100,000+$0-$0)
In-Force Earnings                                                      =    $50,000
                                                                            ($150,000-$100,000)
Earnings Protection Death Benefit**                                    =    40%*$50,000=$20,000

Contract Value                                                         =    $150,000
Death Benefit                                                          =    $160,000
Earnings Protection Death Benefit                                      =    $20,000
Continuing Contract Value                                              =    $180,000
                                                                            ($160,000+$20,000)


Since In-Force Earnings are less than 250% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In--


                                 68  PROSPECTUS

Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).


                                 69  PROSPECTUS

APPENDIX G
WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 2, 2004

Initial Purchase Payment: $50,000

Initial Benefit Base: $50,000

                                                   Beginning                Contract
                                   Type of         Contract   Transaction  Value After
           Date                   Occurrence         Value      Amount     Occurrence    Benefit Base
------------------------------------------------------------------------------------------------------
          1/2/05             Contract Anniversary  $55,000    _            $55,000      $50,000
------------------------------------------------------------------------------------------------------
          7/2/05              Partial Withdrawal   $60,000    $15,000      $45,000      $37,500
------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Bases by the same proportion as the withdrawal reduces the Contract Value.


----------------------------------------------------------------------------------------------
BENEFIT BASE
----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)               $15,000
----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)               $60,000
----------------------------------------------------------------------------------------------
Value of Benefit Base Amount Immediately Prior to             (c)               $50,000
Partial Withdrawal
----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)          $12,500
----------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                           $37,500
----------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                                  70  PROSPECTUS

APPENDIX H- ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix H presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations for each Contract. Please contract us at 1-800-654-2397 to obtain a copy of the Statement of Additional Information.




MORGAN STANLEY VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


                                                     For the Years Beginning
                                                      January 1* and Ending
                                                           December 31,
                                                     --------------------------
SUB-ACCOUNTS                                                   200
                                                                3
-------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.234
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   24,578
-------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.260
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  237,797
-------------------------------------------------------------------------------
Morgan Stanley VIS Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.884
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  180,194
-------------------------------------------------------------------------------
Morgan Stanley VIS European Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.690
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   65,859
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.603
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   10,209
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.971
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  150,827
-------------------------------------------------------------------------------
Morgan Stanley VIS High Yield

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.331
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   95,060
-------------------------------------------------------------------------------


                                71  PROSPECTUS


Morgan Stanley VIS Income Builder

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.666
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   83,633
-------------------------------------------------------------------------------
Morgan Stanley VIS Information

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.965
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   56,208
-------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.018
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  337,847
-------------------------------------------------------------------------------
Morgan Stanley VIS Money Market

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $9.936
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  184,536
-------------------------------------------------------------------------------
Morgan Stanley VIS Pacific Growth (1)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.943
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   30,560
-------------------------------------------------------------------------------
Morgan Stanley VIS Quality Income Plus

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.311
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  285,576
-------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.114
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  380,784
-------------------------------------------------------------------------------
Morgan Stanley VIS Strategist

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.034
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  156,369
-------------------------------------------------------------------------------
Morgan Stanley VIS Utilities

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.505
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   30,741
-------------------------------------------------------------------------------
Van Kampen UIF Active International Allocation (2,
3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.875
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     0
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.319
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   32,114
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   35,093
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.622
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  125,143
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.715
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  121,087
-------------------------------------------------------------------------------


                                 72  PROSPECTUS



Van Kampen UIF Global Franchise (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.251
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   91,178
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.116
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  104,776
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.621
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  104,846
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value (2, 4)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.408
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  162,337
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.785
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   95,259
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.864
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   64,393
-------------------------------------------------------------------------------
Van Kampen LIT Comstock

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.525
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  611,638
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.853
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  105,623
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.423
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  346,255
-------------------------------------------------------------------------------
AIM V.I Basic Value

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.922
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   93,006
-------------------------------------------------------------------------------
AIM V.I Capital Appreciation

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.268
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   41,151
-------------------------------------------------------------------------------
AIM V.I Mid Cap Core Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------
AIM V.I Premier Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.785
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   59,649
-------------------------------------------------------------------------------
AllianceBernstein Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.479
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   84,678
-------------------------------------------------------------------------------



                                 73  PROSPECTUS


AllianceBernstein Growth and Income

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.313
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  186,043
-------------------------------------------------------------------------------
AllianceBernstein Premier Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.511
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   61,318
-------------------------------------------------------------------------------
AllianceBernstein Small Cap Value

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.642
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  128,236
-------------------------------------------------------------------------------
FTVIP Franklin High Income

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------
FTVIP Mutual shares Securities

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.318
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   8,159
-------------------------------------------------------------------------------
Putnam VT Growth and Income

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.688
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   71,672
-------------------------------------------------------------------------------
Putnam VT International Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.184
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   8,159
-------------------------------------------------------------------------------
Putnam VT Investors (5)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.342
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   59,242
-------------------------------------------------------------------------------
Putnam VT Voyager

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.752
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   63,955
-------------------------------------------------------------------------------



* The Morgan Stanley Variable Annuity Contracts and all of the Variable Sub-Accounts shown above were first offered under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2004 are not shown. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administration expense charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.


                                 74  PROSPECTUS

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.




                                 75  PROSPECTUS

MORGAN STANLEY VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------


                                                     For the Years Beginning
                                                      January 1* and Ending
                                                           December 31,
                                                     --------------------------
SUB-ACCOUNTS                                                   2003
-------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.159
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    189
-------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.185
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   20,116
-------------------------------------------------------------------------------
Morgan Stanley VIS Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.812
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   22,754
-------------------------------------------------------------------------------
Morgan Stanley VIS European Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.613
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   3,061
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.526
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    979
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.892
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   5,234
-------------------------------------------------------------------------------
Morgan Stanley VIS High Yield

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.262
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   5,624
-------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.595
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    388
-------------------------------------------------------------------------------
Morgan Stanley VIS Information

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.874
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    297
-------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $9.957
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   22,303
-------------------------------------------------------------------------------


                                 76  PROSPECTUS



Morgan Stanley VIS Money Market

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $9.875
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   45,906
-------------------------------------------------------------------------------
Morgan Stanley VIS Pacific Growth (1)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.859
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,791
-------------------------------------------------------------------------------
Morgan Stanley VIS Quality Income Plus

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.248
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   36,354
-------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.040
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   15,094
-------------------------------------------------------------------------------
Morgan Stanley VIS Strategist

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.961
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   14,926
-------------------------------------------------------------------------------
Morgan Stanley VIS Utilities

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.435
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,101
-------------------------------------------------------------------------------
Van Kampen UIF Active International Allocation (2,
3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.820
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     0
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.250
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   15,238
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.821
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   12,008
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.551
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,382
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.643
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    732
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.176
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,170
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.036
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   6,524
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.538
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   12,094
-------------------------------------------------------------------------------



                                 77  PROSPECTUS


Van Kampen UIF U.S. Mid Cap Value (2, 4)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.327
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   13,892
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.707
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,217
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.785
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    428
-------------------------------------------------------------------------------
Van Kampen LIT Comstock

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.449
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   73,598
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.781
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   7,119
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.347
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   52,658
-------------------------------------------------------------------------------
AIM V.I Basic Value

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.843
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,967
-------------------------------------------------------------------------------
AIM V.I Capital Appreciation

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.193
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,401
-------------------------------------------------------------------------------
AIM V.I Mid Cap Core Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------
AIM V.I Premier Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.713
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,619
-------------------------------------------------------------------------------
AllianceBernstein Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.403
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   5,243
-------------------------------------------------------------------------------
AllianceBernstein Growth and Income

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.238
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   30,085
-------------------------------------------------------------------------------
AllianceBernstein Premier Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.441
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   5,752
-------------------------------------------------------------------------------
AllianceBernstein Small Cap Value

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.558
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   5,419
-------------------------------------------------------------------------------



                                 78  PROSPECTUS


FTVIP Franklin High Income

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------
FTVIP Mutual shares Securities

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.243
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   14,285
-------------------------------------------------------------------------------
Putnam VT Growth and Income

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.611
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    128
-------------------------------------------------------------------------------
Putnam VT International Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.109
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     0
-------------------------------------------------------------------------------
Putnam VT Investors (5)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.273
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     0
-------------------------------------------------------------------------------
Putnam VT Voyager

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.680
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,470
-------------------------------------------------------------------------------




* The Morgan Stanley Variable Annuity Contracts and all of the Variable Sub-Accounts shown above were first offered under the Contracts with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2004 are not shown. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administration expense charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.



                                 79  PROSPECTUS

MORGAN STANLEY VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


                                                     For the Years Beginning
                                                      January 1* and Ending
                                                           December 31,
                                                     --------------------------
SUB-ACCOUNTS                                                   2003
-------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.201
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   6,634
-------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.227
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   66,915
-------------------------------------------------------------------------------
Morgan Stanley VIS Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.852
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   46,977
-------------------------------------------------------------------------------
Morgan Stanley VIS European Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.656
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   15,404
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.568
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   11,186
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.936
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   78,822
-------------------------------------------------------------------------------
Morgan Stanley VIS High Yield

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.301
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   65,540
-------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.634
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   21,733
-------------------------------------------------------------------------------
Morgan Stanley VIS Information

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.925
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   3,426
-------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $9.991
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  206,331
-------------------------------------------------------------------------------
Morgan Stanley VIS Money Market

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $9.909
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  108,929
-------------------------------------------------------------------------------


                                 80  PROSPECTUS



Morgan Stanley VIS Pacific Growth (1)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.906
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,906
-------------------------------------------------------------------------------
Morgan Stanley VIS Quality Income Plus

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.283
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  184,686
-------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.081
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  103,071
-------------------------------------------------------------------------------
Morgan Stanley VIS Strategist

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.001
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   70,971
-------------------------------------------------------------------------------
Morgan Stanley VIS Utilities

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.474
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   6,583
-------------------------------------------------------------------------------
Van Kampen UIF Active International Allocation (2,
3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.850
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     0
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.288
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   9,598
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.872
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   15,373
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.590
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   31,795
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.683
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   51,300
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.217
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   64,033
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.080
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   56,943
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.584
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   66,608
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value (2, 4)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.372
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   88,639
-------------------------------------------------------------------------------


                                 81  PROSPECTUS



Van Kampen UIF U.S. Real Estate (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.750
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   61,183
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.829
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   14,674
-------------------------------------------------------------------------------
Van Kampen LIT Comstock

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.491
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  286,089
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.821
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   67,081
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.390
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  176,200
-------------------------------------------------------------------------------
AIM V.I Basic Value

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.887
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   29,372
-------------------------------------------------------------------------------
AIM V.I Capital Appreciation

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.234
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   12,830
-------------------------------------------------------------------------------
AIM V.I Mid Cap Core Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------
AIM V.I Premier Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.753
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   5,582
-------------------------------------------------------------------------------
AllianceBernstein Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.446
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   28,817
-------------------------------------------------------------------------------
AllianceBernstein Growth and Income

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.279
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   54,387
-------------------------------------------------------------------------------
AllianceBernstein Premier Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.480
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   40,183
-------------------------------------------------------------------------------
AllianceBernstein Small Cap Value

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.605
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   46,809
-------------------------------------------------------------------------------
FTVIP Franklin High Income

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------


                                 82  PROSPECTUS


FTVIP Franklin Income Securities

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------
FTVIP Mutual shares Securities

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.285
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   28,104
-------------------------------------------------------------------------------
Putnam VT Growth and Income

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.654
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   57,292
-------------------------------------------------------------------------------
Putnam VT International Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.151
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,120
-------------------------------------------------------------------------------
Putnam VT Investors (5)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.311
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   50,397
-------------------------------------------------------------------------------
Putnam VT Voyager

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.720
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   44,404
-------------------------------------------------------------------------------



* The Morgan Stanley Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown above were first offered under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2004 are not shown. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administration expense charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.

                                 83  PROSPECTUS

MORGAN STANLEY VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------


                                                     For the Years Beginning
                                                      January 1* and Ending
                                                           December 31,
                                                     --------------------------
SUB-ACCOUNTS                                                   2003
-------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.126
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    975
-------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.152
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   9,726
-------------------------------------------------------------------------------
Morgan Stanley VIS Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.780
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   8,629
-------------------------------------------------------------------------------
Morgan Stanley VIS European Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.579
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,328
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.492
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,841
-------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.857
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   5,126
-------------------------------------------------------------------------------
Morgan Stanley VIS High Yield

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.232
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   5,462
-------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.563
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   3,527
-------------------------------------------------------------------------------
Morgan Stanley VIS Information

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.833
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,964
-------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $9.930
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   28,903
-------------------------------------------------------------------------------


                                 84  PROSPECTUS


Morgan Stanley VIS Money Market

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $9.848
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     34
-------------------------------------------------------------------------------
Morgan Stanley VIS Pacific Growth (1)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.821
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     0
-------------------------------------------------------------------------------
Morgan Stanley VIS Quality Income Plus

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.220
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   13,208
-------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.007
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   10,343
-------------------------------------------------------------------------------
Morgan Stanley VIS Strategist

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.928
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,574
-------------------------------------------------------------------------------
Morgan Stanley VIS Utilities

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.404
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,063
-------------------------------------------------------------------------------
Van Kampen UIF Active International Allocation (2,
3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.796
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     0
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.219
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    819
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $14.781
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     0
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.611
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   6,422
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.519
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,613
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.143
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   3,320
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   10,978
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.501
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,773
-------------------------------------------------------------------------------


                                 85  PROSPECTUS


Van Kampen UIF U.S. Mid Cap Value (2, 4)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.290
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   9,060
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate (2)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.672
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   9,699
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.750
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,072
-------------------------------------------------------------------------------
Van Kampen LIT Comstock

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.415
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   54,058
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.749
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   9,005
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.314
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   10,194
-------------------------------------------------------------------------------
AIM V.I Basic Value

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.808
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   7,325
-------------------------------------------------------------------------------
AIM V.I Capital Appreciation

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.160
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   7,325
-------------------------------------------------------------------------------
AIM V.I Mid Cap Core Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------
AIM V.I Premier Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.681
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    799
-------------------------------------------------------------------------------
AllianceBernstein Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.369
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   5,816
-------------------------------------------------------------------------------
AllianceBernstein Growth and Income

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.204
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   7,429
-------------------------------------------------------------------------------
AllianceBernstein Premier Growth

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.410
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   3,318
-------------------------------------------------------------------------------
AllianceBernstein Small Cap Value

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $13.521
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   6,234
-------------------------------------------------------------------------------



                                 86  PROSPECTUS



FTVIP Franklin High Income

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------
FTVIP Mutual shares Securities

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   -
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                         -
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     -
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.242
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,556
-------------------------------------------------------------------------------
Putnam VT Growth and Income

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.210
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     0
-------------------------------------------------------------------------------
Putnam VT International Equity

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.577
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   6,690
-------------------------------------------------------------------------------
Putnam VT Investors (5)

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.076
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     0
-------------------------------------------------------------------------------
Putnam VT Voyager

-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.648
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,000
-------------------------------------------------------------------------------


* The Morgan Stanley Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown above were first offered under the Contracts with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2004 are not shown. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administration expense charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.

                                 87  PROSPECTUS

THE ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
P.O. BOX 94260
PALATINE, ILLINOIS 60094-4260
TELEPHONE NUMBER: 1-800-203-0068                   PROSPECTUS DATED MAY 1, 2004
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("Allstate Life") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

.. ALLSTATE ADVISOR
.. ALLSTATE ADVISOR PREFERRED

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Both Contracts may not be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 49 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following mutual funds ("FUNDS"):

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)        PUTNAM VARIABLE TRUST (CLASS IB)
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)                   STI CLASSIC VARIABLE TRUST
                                                                      VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
                                                                      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                                                       (CLASS II)


Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

WE (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2004 with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 62 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

  IMPORTANT     THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
                HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
   NOTICES      OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
                DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.





                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  Overview of Contracts                                                 4
--------------------------------------------------------------------------------
  The Contracts at a Glance                                             5
--------------------------------------------------------------------------------
  How the Contracts Work                                                9
--------------------------------------------------------------------------------
  Expense Table                                                         10
--------------------------------------------------------------------------------
  Financial Information                                                 17
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                          17
--------------------------------------------------------------------------------
  Purchases                                                             19
--------------------------------------------------------------------------------
  Contract Value                                                        20
--------------------------------------------------------------------------------
  Investment Alternatives
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          25
--------------------------------------------------------------------------------
     The Fixed Account Options                                          28
--------------------------------------------------------------------------------
     Transfers                                                          31
--------------------------------------------------------------------------------
  Expenses                                                              33
--------------------------------------------------------------------------------
  Access to Your Money                                                  37
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Income Payments                                                       38
--------------------------------------------------------------------------------
  Death Benefits                                                        46
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      52
--------------------------------------------------------------------------------
  Taxes                                                                 55
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                                    61
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   62
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                                  63
--------------------------------------------------------------------------------
APPENDIX B - MARKET VALUE ADJUSTMENT                                    64
--------------------------------------------------------------------------------
APPENDIX C - EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT        66
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME BENEFITS                67
--------------------------------------------------------------------------------
APPENDIX E-WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS                 68
--------------------------------------------------------------------------------
APPENDIX F-CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT             69
--------------------------------------------------------------------------------
APPENDIX G- WITHDRAWAL ADJUSTMENT EXAMPLE-TRUERETURN ACCUMULATION BENEFIT 72
--------------------------------------------------------------------------------
APPENDIX H-ACCUMULATION UNIT VALUES                                     73
--------------------------------------------------------------------------------


                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
AB Factor                                                               21
--------------------------------------------------------------------------------
Accumulation Benefit                                                    21
--------------------------------------------------------------------------------
Accumulation Phase                                                      9
--------------------------------------------------------------------------------
Accumulation Unit                                                       17
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 17
--------------------------------------------------------------------------------
Allstate Life ("We")                                                    1
--------------------------------------------------------------------------------
Annuitant                                                               17
--------------------------------------------------------------------------------
Automatic Additions Program                                             19
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 33
--------------------------------------------------------------------------------
Beneficiary                                                             18
--------------------------------------------------------------------------------
Benefit Base                                                            22
--------------------------------------------------------------------------------
Co-Annuitant                                                            18
--------------------------------------------------------------------------------
*Contract                                                               17
--------------------------------------------------------------------------------
Contract Anniversary                                                    6
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  9
--------------------------------------------------------------------------------
Contract Value                                                          20
--------------------------------------------------------------------------------
Contract Year                                                           6
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           33
--------------------------------------------------------------------------------
Due Proof                                                               37
--------------------------------------------------------------------------------
Due Proof of Death                                                      46
--------------------------------------------------------------------------------
Earnings Protection Death Benefit Option                                48
--------------------------------------------------------------------------------
Enhanced Beneficiary Protection (Annual Increase) Option                47
--------------------------------------------------------------------------------
Excess of Earnings Withdrawal                                           48
--------------------------------------------------------------------------------
Fixed Account Options                                                   28
--------------------------------------------------------------------------------
Free Withdrawal Amount                                                  35
--------------------------------------------------------------------------------
Funds                                                                   1
--------------------------------------------------------------------------------
Guarantee Period Accounts                                               28
--------------------------------------------------------------------------------
Guarantee Option                                                        21
--------------------------------------------------------------------------------
Income Base                                                             44
--------------------------------------------------------------------------------
Income Plan                                                             38
--------------------------------------------------------------------------------
Income Protection Benefit Option                                        42
--------------------------------------------------------------------------------
In-Force Earnings                                                       48
--------------------------------------------------------------------------------
In-Force Premium                                                        48
--------------------------------------------------------------------------------
Investment Alternatives                                                 25
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
IRA Contract                                                            6
--------------------------------------------------------------------------------
Issue Date                                                              9
--------------------------------------------------------------------------------
Market Timing and Excessive Trading                                     32
--------------------------------------------------------------------------------
Market Value Adjustment                                                 8
--------------------------------------------------------------------------------
Maximum Anniversary Value                                               6
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option                    46
--------------------------------------------------------------------------------
Payout Phase                                                            9
--------------------------------------------------------------------------------
Payout Start Date                                                       38
--------------------------------------------------------------------------------
Portfolios                                                              1
--------------------------------------------------------------------------------
Qualified Contract                                                      51
--------------------------------------------------------------------------------
Retirement Income Guarantee Options                                     43
--------------------------------------------------------------------------------
Return of Premium Death Benefit                                         8
--------------------------------------------------------------------------------
Rider Anniversary                                                       20
--------------------------------------------------------------------------------
Rider Application Date                                                  6
--------------------------------------------------------------------------------
Rider Date                                                              21
--------------------------------------------------------------------------------
Rider Fee                                                               44
--------------------------------------------------------------------------------
Rider Fee Percentage                                                    35
--------------------------------------------------------------------------------
Rider Maturity Date                                                     20
--------------------------------------------------------------------------------
Rider Period                                                            21
--------------------------------------------------------------------------------
Rider Trade-In Option                                                   24
--------------------------------------------------------------------------------
Right to Cancel                                                         20
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        46
--------------------------------------------------------------------------------
Spousal Protection Benefit Option                                       34
--------------------------------------------------------------------------------
Standard Fixed Account Option                                           28
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           38
--------------------------------------------------------------------------------
Tax Qualified Contract                                                  58
--------------------------------------------------------------------------------
Transfer Period Account                                                 28
--------------------------------------------------------------------------------
Trial Examination Period                                                5
--------------------------------------------------------------------------------
TrueReturn /SM/ Accumulation Benefit Option                             6
--------------------------------------------------------------------------------
Unemployment Compensation                                               36
--------------------------------------------------------------------------------
Valuation Date                                                          19
--------------------------------------------------------------------------------
Variable Account                                                        52
--------------------------------------------------------------------------------
Variable Sub-Account                                                    25
--------------------------------------------------------------------------------


        * In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 3  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR WITHDRAWAL CHARGE OPTION
  ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL CHARGE OPTION
  ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION
  ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences between the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.


                                 4  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS               You can purchase each Contract with as little as
                                $10,000 ($2,000 for Contracts issued with an IRA or
                                TSA). You can add to your Contract as often and as much
                                as you like, but each subsequent payment must be at
                                least $1,000 ($50 for automatic payments).

                                We reserve the right to accept a lesser initial
                                purchase payment amount for each Contract.  We may
                                limit the cumulative amount of purchase payments to a
                                maximum of $1,000,000 in any Contract.
---------------------------------------------------------------------------------------
TRIAL EXAMINATION PERIOD        You may cancel your Contract within 20 days of receipt
                                or any longer period as your state may require ("TRIAL
                                EXAMINATION PERIOD"). Upon cancellation, we will return
                                your purchase payments adjusted, to the extent federal
                                or state law permits, to reflect the investment
                                experience of any amounts allocated to the Variable
                                Account, including the deduction of mortality and
                                expense risk charges and administrative expense
                                charges. See "Trial Examination Period" for details.
---------------------------------------------------------------------------------------
EXPENSES                        Each Portfolio pays expenses that you will bear
                                indirectly if you invest in a Variable Sub-Account. You
                                also will bear the following expenses:

                                ALLSTATE ADVISOR CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.10% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 5-YEAR
                                WITHDRAWAL CHARGE OPTION)

                                .Annual mortality and expense risk charge equal to
                                  1.40% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 3-YEAR
                                WITHDRAWAL CHARGE OPTION)

                                .Annual mortality and expense risk charge equal to
                                  1.50% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                 5  PROSPECTUS



                                ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO
                                WITHDRAWAL CHARGE OPTION)

                                .Annual mortality and expense risk charge equal to
                                  1.60% of average daily net assets.

                                . No withdrawal charge.

                                ALL CONTRACTS

                                .Annual administrative expense charge of 0.19% (up to
                                  0.35% for future Contracts).

                                .Annual contract maintenance charge of $30 (waived in
                                  certain cases).

                                .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                                  DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you
                                  will pay an additional mortality and expense risk
                                  charge of 0.20% (up to 0.30% for Options added in the
                                  future).

                                .
                                  If you select ENHANCED BENEFICIARY PROTECTION (ANNUAL
                                  INCREASE) OPTION, you will pay an additional
                                  mortality and expense risk charge of 0.30%.

                                .If you select the EARNINGS PROTECTION DEATH BENEFIT
                                  OPTION you will pay an additional mortality and
                                  expense risk charge of 0.25% or 0.40% (up to 0.35% or
                                  0.50% for Options added in the future) depending on
                                  the age of the oldest Owner and oldest Annuitant on
                                  the date we receive the completed application or
                                  request to add the benefit, whichever is later
                                  ("RIDER APPLICATION DATE").

                                .
                                  If you select the TrueReturn/SM/ Accumulation Benefit
                                  Option ("TRUERETURN OPTION") you will pay an
                                  additional annual fee ("RIDER FEE") of 0.50% (up to
                                  1.25% for Options added in the future) of the Benefit
                                  Base in effect on each Contract Anniversary
                                  ("CONTRACT ANNIVERSARY") during the Rider Period. You
                                  may not select the TrueReturn Option together with a
                                  RETIREMENT INCOME GUARANTEE OPTION.

                                .We discontinued offering the RETIREMENT INCOME
                                  GUARANTEE OPTION 1 ("RIG 1") as of January 1, 2004.
                                  If you selected RIG 1 prior to January 1, 2004, you
                                  will pay an additional annual fee ("Rider Fee") of
                                  0.40% of the INCOME BASE in effect on a Contract
                                  Anniversary .

                                .We discontinued offering the RETIREMENT INCOME
                                  GUARANTEE OPTION 2 ("RIG 2") as of January 1, 2004.
                                  If you selected RIG 2 prior to January 1, 2004, you
                                  will pay an additional annual Rider Fee of 0.55% of
                                  the INCOME BASE in effect on a Contract Anniversary.

                                .If you select the INCOME PROTECTION BENEFIT OPTION
                                  you will pay an additional mortality and expense risk
                                  charge of 0.50% (up to 0.75% for Options added in the
                                  future) during the Payout Phase of your Contract.

                                .
                                  Currently there is no additional charge if you select
                                  the SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION.
                                  We reserve the right to charge a mortality and
                                  expense risk charge of up to 0.15% for this benefit.
                                  This benefit is only available for IRA Contracts,
                                  which are Contracts issued with an Individual
                                  Retirement Annuity or Account ("IRA") under Section
                                  408 of the Internal Revenue Code.

                                .Transfer fee equal to 1.00% (subject to increase to
                                  up to 2.00%) of the amount transferred after the
                                  12/th/ transfer in any Contract Year ("CONTRACT
                                  YEAR"), which we measure from the date we issue your
                                  Contract or a Contract Anniversary.

                                . State premium tax (if your state imposes one)

                                . NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES



                                 6  PROSPECTUS

INVESTMENT ALTERNATIVES         Each Contract offers several investment alternatives
                                including:

                                .
                                  up to 3 Fixed Account Options that credit interest at
                                  rates we guarantee, and

                                .49 Variable Sub-Accounts investing in Portfolios
                                  offering professional money management by these investment advisers:

                                  . Franklin Advisers, Inc.

                                  . Franklin Advisory Services, LLC

                                  . Franklin Mutual Advisers, LLC

                                  . OppenheimerFunds, Inc.

                                  . Putnam Investment Management, LLC

                                  . Templeton Asset Management Ltd.

                                  . Templeton Investment Counsel, LLC

                                  . Trusco Capital Management, Inc.

                                  . Van Kampen Asset Management

                                  . Van Kampen*

                                  *Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                                NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE IN ALL
                                STATES OR WITH ALL CONTRACTS.

                                To find out current rates being paid on the Fixed
                                Account Option(s), or to find out how the Variable
                                Sub-Accounts have performed, please call us at
                                1-800-203-0068.
---------------------------------------------------------------------------------------
SPECIAL SERVICES                For your convenience, we offer these special services:

                                . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                                . AUTOMATIC ADDITIONS PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM
---------------------------------------------------------------------------------------
INCOME PAYMENTS                 You can choose fixed income payments, variable income
                                payments, or a combination of the two. You can receive
                                your income payments in one of the following ways (you
                                may select more than one income plan):

                                . life income with guaranteed number of payments

                                .
                                  joint and survivor life income with guaranteed number
                                  of payments

                                . guaranteed number of payments for a specified period

                                . life income with cash refund

                                . joint life income with cash refund

                                . life income with installment refund

                                . joint life income with installment refund

                                Prior to January 1, 2004, Allstate Life also offered
                                two Retirement Income Guarantee Options that guarantee
                                a minimum amount of fixed income payments you can
                                receive if you elect to receive income payments.

                                In addition, we offer an Income Protection Benefit
                                Option that guarantees that your variable income
                                payments will not fall below a certain level.
---------------------------------------------------------------------------------------



                                 7  PROSPECTUS

DEATH BENEFITS                  If you, the Annuitant, or Co-Annuitant die before the
                                Payout Start Date, we will pay a death benefit subject
                                to the conditions described in the Contract. In
                                addition to the death benefit included in your Contract
                                ("Return of Premium Death Benefit" or "ROP Death
                                Benefit"), the death benefit options we currently offer
                                include:

                                . MAV DEATH BENEFIT OPTION;

                                .ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
                                  OPTION; and

                                . EARNINGS PROTECTION DEATH BENEFIT OPTION
---------------------------------------------------------------------------------------
TRANSFERS                       Before the Payout Start Date, you may transfer your
                                Contract Value among the investment alternatives, with
                                certain restrictions. The minimum amount you may
                                transfer is $100 or the amount remaining in the
                                investment alternative, if less.  The minimum amount
                                that can be transferred into the Standard Fixed Account
                                or Market Value Adjusted Account Options is $500.

                                A charge may apply after the 12/th/ transfer in each
                                Contract Year.
---------------------------------------------------------------------------------------
WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                any time during the Accumulation Phase and during the
                                Payout Phase in certain cases. In general, you must
                                withdraw at least $50 at a time. Withdrawals taken
                                prior to the Payout Start Date are generally considered
                                to come from the earnings in the Contract first. If the
                                Contract is tax-qualified, generally all withdrawals
                                are treated as distributions of earnings. Withdrawals
                                of earnings are taxed as ordinary income and, if taken
                                prior to age 59 1/2, may be subject to an additional
                                10% federal tax penalty. A withdrawal charge and a
                                MARKET VALUE ADJUSTMENT may also apply. If any
                                withdrawal reduces your Contract Value to less than
                                $1,000, we will treat the request as a withdrawal of
                                the entire Contract Value. Your Contract will terminate
                                if you withdraw all of your Contract Value.


                                 8  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 38. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment




Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-203-0068 if you have any question about how the Contracts work.


                                 9  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/* /

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
------------------------------------------------------------------------------------------------------------------------------------
Contract:                   0           1           2           3           4           5           6           7            8+
Allstate Advisor            7%          7%          6%          5%          4%          3%          2%          0%           0%
Allstate Advisor
 Preferred with:
 5-Year Withdrawal
 Charge Option              7%          6%          5%          4%          3%          0%
 3-Year Withdrawal
 Charge Option              7%          6%          5%          0%
 No Withdrawal Charge
 Option                                                                    None

All Contracts:
------------------------------------------------------------------------------------------------------------------------------------
Annual Contract
 Maintenance Charge                                                       $30**
Transfer Fee                                             up to 2.00% of the amount transferred***


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

**  / /Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.


                                 10  PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                                   Mortality and Expense Risk             Administrative
Basic Contract (without any optional benefit)                               Charge                       Expense Charge*
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                           1.10%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                              1.40%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                              1.50%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                   1.60%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Variable Account
Basic Contract (without any optional benefit)                              Annual Expense
------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                                1.29%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                                   1.59%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                                   1.69%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                        1.79%
------------------------------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.


MAV Death Benefit Option                           0.20% (up to 0.30% for Options added in
                                                   the future)

Enhanced Beneficiary Protection (Annual Increase)  0.30 %
Option

Earnings Protection Death Benefit Option (issue    0.25% (up to 0.35% for Options added in
age 0-70)                                          the future)

Earnings Protection Death Benefit Option (issue    0.40% (up to 0.50% for Options added in
age 71-79)                                         the future)

Spousal Protection Benefit (Co-Annuitant) Option   0.00% (up to 0.15% for Options added in
                                                   the future)


If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, and Earnings         Mortality and Expense                Administrative
Protection Death Benefit Option (issue age 71-79)                         Risk Charge*                    Expense Charge*
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                            2.00%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                               2.30%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                               2.40%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                    2.50%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, and Earnings           Total Variable Account
Protection Death Benefit Option (issue age 71-79)                          Annual Expense
------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                                2.19%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                                   2.49%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                                   2.59%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                        2.69%
------------------------------------------------------------------------------------------------------


  *As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract.



TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

TrueReturn/SM/ Accumulation Benefit Option                              0.50%*
-------------------------------------------------------------------------------



*Up to 1.25% for Options added in the future.  See "TrueReturn/SM/ Accumulation
   Benefit Option" for details.

RETIREMENT INCOME GUARANTEE OPTION FEE*
(ANNUAL RATE AS A PERCENTAGE OF INCOME BASE ON A CONTRACT ANNIVERSARY)

 RIG 1                                                                 0.40%
-----------------------------------------------------------------------------
 RIG 2                                                                 0.55%
-----------------------------------------------------------------------------


* We discontinued offering the Retirement Income Guarantee Option as of January 1, 2004. Fees shown apply to owners who selected the option prior to January 1, 2004.

INCOME PROTECTION BENEFIT OPTION
(AS A PERCENTAGE OF THE AVERAGE DAILY NET VARIABLE ACCOUNT ASSETS SUPPORTING THE VARIABLE INCOME PAYMENTS TO WHICH THE OPTION APPLIES)

 Income Protection Benefit Option                     0.50%*
-------------------------------------------------------------




                                 11  PROSPECTUS

*The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the charge to up to 0.75% for Options added in the future. See "Income Payments - Income Protection Benefit Option," below, for details.




PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.

                           ANNUAL PORTFOLIO EXPENSES
----------------------------------------------------------------------------------
                                 Minimum                       Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.74%                         4.98%
and other expenses)
----------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2003


PORTFOLIO ANNUAL EXPENSES - FULL TABLE (1)
The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or other Portfolio expenses in order to keep the Portfolio's expenses below specified limits. The expenses shown in the table below do not show the effect of any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                                                                       Total
                                                   Rule              Portfolio
                                     Management   12b-1    Other      Annual
             Portfolio                  Fees       Fees   Expenses   Expenses
-------------------------------------------------------------------------------
STI Classic Capital Appreciation        1.15%      N/A     0.35%       1.50%
Fund (2)
-------------------------------------------------------------------------------
STI Classic Growth and Income Fund      0.90%      N/A     1.30%       2.20%
(3)
-------------------------------------------------------------------------------
STI Classic International Equity        1.25%      N/A     2.66%       3.91%
Fund (2)
-------------------------------------------------------------------------------
STI Classic Investment Grade Bond       0.74%      N/A     0.51%       1.25%
Fund (2)
-------------------------------------------------------------------------------
STI Classic Mid-Cap Equity Fund (2)     1.15%      N/A     0.69%       1.84%
-------------------------------------------------------------------------------
STI Classic Small Cap Value Equity      1.15%      N/A     0.64%       1.79%
Fund (2)
-------------------------------------------------------------------------------
STI Classic Value Income Stock Fund     0.80%      N/A     0.39%       1.19%
(2)
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income        0.50%     0.25%    0.03%       0.78%
Securities Fund - Class 2 (4,5)
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities        0.48%     0.25%    0.03%       0.76%
Fund - Class 2 (4,5)
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value          0.57%     0.25%    0.19%       1.01%
Securities Fund - Class 2 (5,6)
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund     0.50%     0.25%    0.03%       0.78%
- Class 2 (4,5)
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund     0.60%     0.25%    0.20%       1.05%
- Class 2 (5)
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets      1.25%     0.25%    0.30%       1.80%
Securities Fund - Class 2
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities      0.69%     0.25%    0.22%       1.16%
Fund - Class 2 (6)
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth           0.68%     0.25%    0.02%       0.95%
Fund/VA - Service Shares
-------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA            0.73%     0.25%    0.03%       1.01%
-Service Shares (7)
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation        0.65%     0.25%    0.04%       0.94%
Fund/VA - Service Shares
-------------------------------------------------------------------------------
Oppenheimer Global Securities           0.63%     0.25%    0.05%       0.93%
Fund/VA -Service Shares
-------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA         0.73%     0.25%    0.06%       1.04%
-Service Shares
-------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA         0.68%     0.25%    0.03%       0.96%
-Service Shares
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap       0.75%     0.25%    0.23%       1.23%
Fund/VA - Service Shares
-------------------------------------------------------------------------------


                                 12  PROSPECTUS

Oppenheimer Strategic Bond Fund/VA      0.72%     0.25%    0.05%       1.02%
- Service Shares
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of     0.63%     0.25%    0.10%       0.98%
Boston - Class IB
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation       0.70%     0.25%    0.25%       1.20%
Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -      0.48%     0.25%    0.05%       0.78%
Class IB
-------------------------------------------------------------------------------
Putnam VT Health Sciences Fund -        0.70%     0.25%    0.14%       1.09%
Class IB
-------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class       0.67%     0.25%    0.11%       1.03%
IB
-------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB        0.59%     0.25%    0.09%       0.93%
-------------------------------------------------------------------------------
Putnam VT International Equity Fund     0.76%     0.25%    0.18%       1.19%
- Class IB
-------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB     0.65%     0.25%    0.10%       1.00%
-------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class     0.42%     0.25%    0.07%       0.74%
IB
-------------------------------------------------------------------------------
Putnam VT New Opportunities Fund -      0.59%     0.25%    0.08%       0.92%
Class IB
-------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB     0.70%     0.25%    0.09%       1.04%
-------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB      0.65%     0.25%    0.14%       1.04%
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and          0.70%     0.25%    0.13%       1.08%
Income Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB         0.65%     0.25%    0.11%       1.01%
-------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB       0.55%     0.25%    0.07%       0.87%
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth        0.00%     0.25%    4.06%       4.31%
Portfolio, Class II (8,9)
-------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio,      0.60%     0.25%    0.05%       0.90%
Class II
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth          0.70%     0.25%    0.07%       1.02%
Portfolio, Class II
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income        0.60%     0.25%    0.06%       0.91%
Portfolio, Class II
-------------------------------------------------------------------------------
Van Kampen LIT Money Market             0.50%     0.25%    0.19%       0.94%
Portfolio, Class II (9,10)
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets         0.80%     0.35%    0.41%       1.56%
Debt Portfolio, Class II (11,12)
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income        0.60%     0.35%    0.92%       1.87%
Portfolio, Class II (11,12,13)
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth            0.55%     0.35%    0.39%       1.29%
Portfolio, Class II (11,12,14)
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise         0.80%     0.35%    2.07%       3.22%
Portfolio, Class II (11,12,13)
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth     0.95%     0.35%    3.68%       4.98%
Portfolio, Class II (11,12,13)
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value       0.75%     0.35%    0.37%       1.47%
Portfolio, Class II (11,12,14)
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate         0.80%     0.35%    0.31%       1.46%
Portfolio, Class II (11,12,14)
-------------------------------------------------------------------------------


1. Figures shown in the Table are for the year ended December 31, 2003 (except as otherwise noted).

2. The Adviser has voluntarily agreed to reduce or limit its "Management Fees" to the extent "Total Annual Portfolio Expenses" exceed 1.15% for the STI Classic Capital Appreciation Fund, 1.60% for the STI Classic International Equity Fund, 0.75% for the STI Classic Investment Grade Bond Fund, 1.15% for the STI Classic Mid-Cap Equity Fund, 1.20% for the STI Classic Small Cap Value Equity Fund, and 0.95% for the STI Classic Value Income Stock Fund. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time.

3. The Adviser of the STI Classic Growth and Income Fund has contractually agreed to waive fees and reimburse expenses until May 1, 2005 in order to keep Total Annual Portfolio Expenses from exceeding 1.20%.

4. The Fund administration fee is paid indirectly through the management fee.

5. While the maximum amount payable under the Portfolio's Class 2 Rule 12b-1 plan is 0.35% per year of the Portfolio's Class 2 average annual net assets, the Portfolio's Board of Trustees has set the current rate at 0.25% per year.

6. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" were as follows:

                                    Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                              Fees        Fees     Expenses   Portfolio Expenses
------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value        0.55%       0.25%      0.19%           0.99%
Securities Fund - Class 2
------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities    0.65%       0.25%      0.22%           1.12%
Fund - Class 2
------------------------------------------------------------------------------------------

                                 13  PROSPECTUS

7. Effective 5/1/04 the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA.

8. For the year ended December 31, 2003, the Adviser voluntarily waived $26,074 of its investment advisory fees and assumed $79,674 of the Portfolio's other expenses. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

9. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the Adviser. When the effects of the voluntary waivers discussed in footnotes 8 and 10 are taken into consideration, the "Management Fees", "Rule 12B-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                     Operating
                                      Expense    Management  Rule 12b-1    Other
PORTFOLIO                            Limitation     Fees        Fees      Expenses
-----------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth       0.75%       0.25%       0.26%       1.26%
Portfolio, Class II
-----------------------------------------------------------------------------------
Van Kampen LIT Money Market            0.41%       0.25%       0.19%       0.85%
Portfolio, Class II
-----------------------------------------------------------------------------------


10. Under the terms of the Advisory agreement, if the Total Annual Portfolio Expenses, exclusive of taxes, distribution fees and interest, exceed 0.95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of 0.85%. For the year ended December 31, 2003, the Adviser voluntarily waived $62,439 of its investment advisory fees.
 This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

11. Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

12. The fees in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the Adviser. For the year ended December 31, 2003, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's Adviser to the extent Total Annual Portfolio Expenses exceed the "Operating Expense Limitation" in the table below. The Adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the Rule 12B-1 fees. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12B-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses", were as follows:

                                                                                                                          Total
                                                                         Operating                                       Annual
                                                                          Expense    Management  Rule 12b-1   Other     Portfolio
PORTFOLIO                                                                Limitation     Fees        Fees     Expenses   Expenses
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio, Class II                   1.35%       0.80%       0.05%      0.41%       1.26%
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio, Class II                       1.00%       0.03%       0.05%      0.92%       1.00%
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class II                           1.10%       0.46%       0.25%      0.39%       1.10%
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio, Class II                        1.20%       0.00%       0.05%      1.15%       1.20%
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio, Class II                    1.25%       0.00%       0.05%      1.20%       1.25%
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II                      1.15%       0.68%       0.10%      0.37%       1.15%
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class II                        1.35%       0.79%       0.25%      0.31%       1.35%
----------------------------------------------------------------------------------------------------------------------------------


  Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the Adviser excludes from Total Annual Portfolio Expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Van Kampen UIF Emerging Markets Debt Portfolio, Class II is 0.01% of such investment related expenses.

13. The Portfolio was not operational for a full year.

14. The Portfolio's Class II shares were not operational for a full year.


                                 14  PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option and the Enhanced Beneficiary Protection
  (Annual Increase) Option;

.. elected the Earnings Protection Death Benefit Option (assuming issue age
  71-79);

.. elected RIG 2 (assuming Income Base A).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                                Allstate Advisor
                                                       1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $1,417  $2,830   $4,164    $7,345
--------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $  983  $1,608   $2,259    $4,177
--------------------------------------------------------------------------------------------


                            Allstate Advisor Preferred          Allstate Advisor Preferred
                                     (5 Year)                            (3 Year)
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio        $1,363  $2,828   $4,031    $7,519   $1,373  $2,515   $4,071    $7,576
Expenses
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio        $  929  $1,613   $2,150    $4,450   $  939  $1,303   $2,199    $ 4539
Expenses
------------------------------------------------------------------------------------------------
                            Allstate Advisor Preferred
                                     (0 Year)
                        1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------
Costs Based on Maximum   $874   $2,542   $4,111     $7,632
Annual Portfolio
Expenses
------------------------------------------------------------
Costs Based on Minimum   $439   $1,333   $2,247     $4,627
Annual Portfolio
Expenses
------------------------------------------------------------




                                 15  PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                                 Allstate Advisor
                        1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio         $822   $2,405   $3,909    $7,345
Expenses
-------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio         $388   $1,183   $2,004    $4,177
Expenses
-------------------------------------------------------------------------------


                            Allstate Advisor Preferred          Allstate Advisor Preferred
                                     (5 Year)                            (3 Year)
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio         $853   $2,488   $4,031    $7,519    $863   $2,515   $4,071    $7,576
Expenses
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio         $419   $1,273   $2,150    $4,450    $429   $1,303   $2,199    $4,539
Expenses
------------------------------------------------------------------------------------------------
                            Allstate Advisor Preferred
                                     (0 Year)
                        1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------
Costs Based on Maximum   $874   $2,542   $4,111     $7,632
Annual Portfolio
Expenses
------------------------------------------------------------
Costs Based on Minimum   $439   $1,333   $2,247     $4,627
Annual Portfolio
Expenses
------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER OR ANNUITANT IS AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), AND RIG 2 AND THAT INCOME BASE A IS APPLIED. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.




                                 16  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix H and in the Statement of Additional Information. The financial statements of Allstate Life and the Variable Account appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, the Earnings Protection Death Benefit Option, or the Spousal Protection Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)).
 The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, Enhanced Beneficiary Protection (Annual Increase) Option, Earnings Protection Death Benefit Option, or the Spousal Protection Benefit Option, the


                                 17  PROSPECTUS
maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the individually owned Contract must be either a traditional, Roth or Simplified Employee Pension IRA;

.. both the Contract Owner and Co-Annuitant must be age 79 or younger on the Rider Application Date; and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is not a living person), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a living person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple beneficiaries, we will only value the Death Proceeds at the time the first beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each


                                 18  PROSPECTUS

Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-203-0068.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract,


                                 19  PROSPECTUS
or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

We reserve the right to allocate your purchase payments to the Putnam VT Money Market Variable Sub-Account during the Trial Examination Period.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract or may be added later, subject to availability and issue requirements. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may not have both a TrueReturn Option and a Retirement Income Guarantee Option in effect on your Contract at the same time. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by:

.. notifying us in writing in a form satisfactory to us; or

.. changing your investment allocations or making other changes so that the allocation of investment alternatives no longer adheres to the investment requirements for the TrueReturn Option. For more information regarding investment requirements for this Option, see the "Investment Restrictions" section below.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the


                                 20  PROSPECTUS

10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. We currently offer two "GUARANTEE OPTIONS," Guarantee Option 1 and Guarantee Option 2. The Guarantee Option you select has specific investment requirements, which are described in the "Investment Requirements" section below. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market Variable Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market Variable Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.
 After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                   AB FACTORS
  RIDER PERIOD      GUARANTEE     GUARANTEE
(NUMBER OF YEARS)   OPTION 1      OPTION 2
---------------------------------------------
        8            100.0%           NA
---------------------------------------------
        9            112.5%           NA
---------------------------------------------
       10            125.0%        100.0%
---------------------------------------------
       11            137.5%        110.0%
---------------------------------------------
       12            150.0%        120.0%
---------------------------------------------
       13            162.5%        130.0%
---------------------------------------------
       14            175.0%        140.0%
---------------------------------------------
       15            187.5%        150.0%
---------------------------------------------
       16            200.0%        160.0%
---------------------------------------------
       17            212.5%        170.0%
---------------------------------------------
       18            225.0%        180.0%
---------------------------------------------
       19            237.5%        190.0%
---------------------------------------------
       20            250.0%        200.0%
---------------------------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

 Example 1: Guarantee Option 1

Guarantee Option:                                   1
Rider Period:                                      15
AB Factor:                                     187.5%
Rider Date:                                    1/2/04
Rider Maturity Date:                           1/2/19
Benefit Base on Rider Date:                   $50,000
Benefit Base on rider Maturity Date:          $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date x AB Factor
                       = $50,000 x 187.5%
                       = $93,750


Example 2: Guarantee Option 2

Guarantee Option:                                   1
Rider Period:                                      15
AB Factor:                                     150.0%
Rider Date:                                    1/2/04
Rider Maturity Date:                           1/2/19
Benefit Base on Rider Date:                   $50,000
Benefit Base on rider Maturity Date:          $50,000


On the Rider Maturity Date (1/2/19):

                                 21  PROSPECTUS

Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date x AB Factor
                       = $50,000 x 150.0%
                       = $75,000

Guarantee Option 1 requires you to maintain a more conservative investment allocation, but offers a higher AB Factor. Guarantee Option 2 requires you to maintain a more moderate investment allocation, but offers a lower AB Factor.
 See "Investment Requirements" below for more information.


BENEFIT BASE.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "BENEFIT BASE" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

.. The Benefit Base will be increased by purchase payments made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
  (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately prior to the withdrawal; and

  (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings.
Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


INVESTMENT REQUIREMENTS.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the Guarantee Option you select, and are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a model portfolio option ("MODEL PORTFOLIO OPTION") available with the Guarantee Option you selected, as defined below; or

(2) to the DCA Fixed Account Option and then transfer all purchase payments and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. We currently offer one Model Portfolio Option with each of the available Guarantee Options. However, we may add Model
Portfolio Options in the future.    The following table summarizes the Model
Portfolio Option currently available for use with each Guarantee Period under the TrueReturn Option:

   GUARANTEE OPTION 1         GUARANTEE OPTION 2
----------------------------------------------------
Model Portfolio Option 1   Model Portfolio Option 2
----------------------------------------------------


You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the


                                 22  PROSPECTUS

"Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio you selected.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected, unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce each of the investment alternatives on a pro rata basis in the proportion that your value in each bears to your total value in all Variable Sub-Accounts, unless you request otherwise.

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocations for your Model Portfolio Option. We will use the percentage allocations as of your most recent instructions.


MODEL PORTFOLIO OPTIONS 1 AND 2.
If you choose or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1 or Model Portfolio Option 2 under Guarantee Option 2, you must allocate a certain percentage of your Contract Value into each of four asset categories. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Options 1 and 2 and Variable Sub-Accounts available under each category:

                       MODEL PORTFOLIO OPTION 1                              MODEL PORTFOLIO OPTION 2
----------------------------------------------------------------------------------------------------------
                            20% Category A                                        10% Category A
                            50% Category B                                        20% Category B
                            30% Category C                                        50% Category C
                            0% Category D                                         20% Category D

----------------------------------------------------------------------------------------------------------
CATEGORY A                                                              CATEGORY D
Putnam VT Money Market                                                  FTVIP Franklin Small Cap Value
Van Kampen LIT Money Market                                              Securities
                                                                        FTVIP Templeton Developing Markets
CATEGORY B                                                               Securities
FTVIP Franklin U.S. Government                                          FTVIP Templeton Foreign Securities
Oppenheimer High Income                                                 Oppenheimer Aggressive Growth
Oppenheimer Strategic Bond                                              Oppenheimer Capital Appreciation
Putnam VT High Yield                                                    Oppenheimer Global Securities
Putnam VT Income                                                        Oppenheimer Main Street Small Cap
STI Classic Investment Grade Bond                                       Putnam VT Health Sciences
Van Kampen UIF Emerging Markets Debt                                    Putnam VT International Equity
Van Kampen UIF U.S. Real Estate                                         Putnam VT Investors
                                                                        Putnam VT New Opportunities
CATEGORY C                                                              Putnam VT Vista
FTVIP Franklin Growth and Income Securities                             Putnam VT Voyager
FTVIP Franklin Income Securities                                        STI Classic Capital Appreciation
FTVIP Mutual Shares Securities                                          STI Classic International Equity
Oppenheimer Balanced*                                                   STI Classic Mid-Cap Equity
Oppenheimer Main Street                                                 STI Classic Small Cap Value Equity
Putnam VT Global Asset Allocation                                       Van Kampen LIT Aggressive Growth
Putnam VT Growth and Income                                             Van Kampen LIT Emerging Growth
Putnam VT New Value                                                     Van Kampen UIF Equity Growth
Putnam VT Research                                                      Van Kampen UIF Global Franchise
Putnam VT The George Putnam Fund of Boston                              Van Kampen UIF Small Company
Putnam VT Utilities Growth and Income                                    Growth
STI Classic Growth and Income
STI Classic Value Income Stock
Van Kampen LIT Comstock
Van Kampen LIT Growth and Income
Van Kampen UIF Equity and Income
Van Kampen UIF U.S. Mid Cap Value
----------------------------------------------------------------------------------------------------------


*Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA.


CANCELLATION OF THE TRUERETURN OPTION.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. On or after the 5th Rider Anniversary, we will cancel the


                                 23  PROSPECTUS

TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


DEATH OF OWNER OR ANNUITANT.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


RIDER TRADE-IN OPTION.
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

.. the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

.. any waiting period for canceling the New Option will start again on the new
  Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

You should consult with your sales representative before trading in your TrueReturn Option.


TERMINATION OF THE TRUERETURN OPTION.
The TrueReturn Option will terminate on the earliest of the following to occur:

.. on the Rider Maturity Date;

.. on the Payout Start Date;

.. on the date your Contract is terminated;

.. on the date the Option is cancelled;

.. on the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. on the date the Option is replaced with a New Option under the Rider Trade-In
  Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.




                                 24  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 49 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:              EACH PORTFOLIO:                 INVESTMENT ADVISER:
FTVIP Franklin Growth   Seeks capital appreciation
and Income Securities   with current income as a
Fund                    secondary goal.
(Class 2)                                               Franklin Advisers, Inc.
-------------------------------------------------------------------------------
FTVIP Franklin Income   Seeks to maximize income
Securities Fund (Class  while maintaining prospects
2)                      for capital appreciation.
-------------------------------------------------------------------------------
FTVIP Franklin Small    Seeks long-term total return.  Franklin Advisory
Cap Value Securities                                   Services, LLC
Fund (Class 2)
-------------------------------------------------------------------------------
FTVIP Franklin U.S.     Seeks current income.          Franklin Advisers, Inc.
Government Fund (Class
2)
-------------------------------------------------------------------------------
FTVIP Mutual Shares     Seeks capital appreciation     Franklin Mutual
Securities Fund (Class  with income as a secondary     Advisers, LLC
2)                      goal.
-------------------------------------------------------------------------------
FTVIP Templeton         Seeks long-term capital        Templeton Asset
Developing Markets      appreciation.                  Management Ltd.
Securities Fund (Class
2)
-------------------------------------------------------------------------------
FTVIP Templeton         Seeks long-term capital        Templeton Investment
Foreign Securities      growth.                        Counsel, LLC
Fund (Class 2)
-------------------------------------------------------------------------------
Oppenheimer Aggressive  Seeks capital appreciation by
Growth Fund/VA          investing in "growth type"
(Service Shares)        companies.
-------------------------------------------------------
Oppenheimer Balanced    Seeks a high total investment
Fund/VA                 return, which includes
(Service Shares)/(1)/   current income and capital
                        appreciation in the value of
                        its shares.
Oppenheimer Capital     Seeks capital appreciation.
Appreciation Fund/VA
(Service Shares)                                       OppenheimerFunds, Inc.
-------------------------------------------------------
Oppenheimer Global      Seeks long-term capital
Securities Fund/VA      appreciation by investing a
(Service Shares)        substantial portion of assets
                        in securities of foreign
                        issuers, "growth-type"
                        companies, cyclical
                        industries and special
                        situations that are
                        considered to have
                        appreciation possibilities.
-------------------------------------------------------
Oppenheimer High        Seeks a high level of current
Income Fund/VA          income from investment in
(Service Shares)        high-yield fixed-income
                        securities.
-------------------------------------------------------
Oppenheimer Main        Seeks high total return
Street Fund/VA          (which includes growth in the
(Service Shares)        value of its shares as well
                        as current income) from
                        equity and debt securities.
-------------------------------------------------------
Oppenheimer Main        Seeks capital appreciation.
Street Small Cap
Fund/VA
(Service Shares)
-------------------------------------------------------
Oppenheimer Strategic   Seeks a high level of current
Bond Fund/VA            income principally derived
(Service Shares)        from interest on debt
                        securities.
-------------------------------------------------------------------------------

                                 25  PROSPECTUS

Putnam VT Global Asset  Seeks a high level of
Allocation Fund (Class  long-term total return
IB)                     consistent with preservation
                        of capital.
-------------------------------------------------------
Putnam VT Growth and    Seeks capital growth and
Income Fund (Class IB)  current income.
-------------------------------------------------------
Putnam VT Health        Seeks capital appreciation.
Sciences Fund (Class
IB)                                                    Putnam Investment
-------------------------------------------------------Management, LLC
Putnam VT High Yield    Seeks high current income.     ("Putnam Management")
Fund (Class IB)         Capital growth is a secondary
                        goal when consistent with
                        achieving high current
                        income.
-------------------------------------------------------
Putnam VT Income Fund   Seeks high current income
(Class IB)              consistent with what Putnam
                        Management believes to be
                        prudent risk.
-------------------------------------------------------
Putnam VT               Seeks capital appreciation.
International Equity
Fund (Class IB)
-------------------------------------------------------
Putnam VT Investors     Seeks long-term growth of
Fund (Class IB)         capital and any increased
                        income that results from this
                        growth.
-------------------------------------------------------------------------------
Putnam VT Money Market  Seeks as high a rate of
Fund (Class IB)         current income as Putnam
                        Management believes is
                        consistent with preservation
                        of capital and maintenance of
                        liquidity.
-------------------------------------------------------
Putnam VT New           Seeks long-term capital
Opportunities Fund      appreciation.
(Class IB)
-------------------------------------------------------Putnam Investment
Putnam VT New Value     Seeks long-term capital        Management, LLC
Fund (Class IB)         appreciation.                  ("Putnam Management")
-------------------------------------------------------
Putnam VT Research      Seeks capital appreciation.
Fund (Class IB)
-------------------------------------------------------
Putnam VT The George    Seeks to provide a balanced
Putnam Fund of Boston   investment composed of a well
(Class IB)              diversified portfolio of
                        stocks and bonds which
                        produce both capital growth
                        and current income.
-------------------------------------------------------
Putnam VT Utilities     Seeks capital growth and
Growth and Income Fund  current income.
(Class IB)
-------------------------------------------------------
Putnam VT Vista Fund    Seeks capital appreciation.
(Class IB)
-------------------------------------------------------
Putnam VT Voyager Fund  Seeks capital appreciation.
(Class IB)
-------------------------------------------------------------------------------
STI Classic Capital     Seeks capital appreciation.
Appreciation Fund
-------------------------------------------------------
STI Classic Growth and  Seeks long-term capital
Income Fund             appreciation with the
                        secondary goal of current
                        income.
-------------------------------------------------------
STI Classic             Seeks long-term capital
International Equity    appreciation.                  Trusco Capital
Fund                                                   Management, Inc.
-------------------------------------------------------
STI Classic Investment  Seeks high total return
Grade Bond Fund         through current income and
                        capital appreciation, while
                        preserving the principal
                        amount invested.
-------------------------------------------------------
STI Classic Mid-Cap     Seeks capital appreciation.
Equity Fund
-------------------------------------------------------
STI Classic Small Cap   Seeks capital appreciation
Value Equity Fund       with the secondary goal of
                        current income
-------------------------------------------------------
STI Classic Value       Seeks current income with the
Income Stock Fund       secondary goal of capital
                        appreciation.
-------------------------------------------------------------------------------
                                 26  PROSPECTUS


Van Kampen LIT          Seeks capital growth.
Aggressive Growth
Portfolio
(Class II)
-------------------------------------------------------
Van Kampen LIT          Seeks capital growth and
Comstock Portfolio      income through investments in
(Class II)              equity securities, including
                        common stocks, preferred
                        stocks and securities
                        convertible into common and    Van Kampen Asset
                        preferred stocks.              Management
-------------------------------------------------------
Van Kampen LIT          Seeks capital appreciation.
Emerging Growth
Portfolio
(Class II)
-------------------------------------------------------
Van Kampen LIT Growth   Seeks long-term growth of
and Income Portfolio    capital and income.
(Class II)
-------------------------------------------------------
Van Kampen LIT Money    Seeks protection of capital
Market Portfolio        and high current income
(Class II)              through investments in money
                        market instruments.
-------------------------------------------------------
Van Kampen UIF          Seeks high total return by
Emerging Markets Debt   investing primarily in fixed
Portfolio               income securities of
(Class II)              government and
                        government-related issuers
                        and, to a lesser extent, of
                        corporate issuers in emerging
                        market countries.
-------------------------------------------------------------------------------
Van Kampen UIF Equity   Seeks capital appreciation
and Income Portfolio    and current income.
(Class II)
-------------------------------------------------------
Van Kampen UIF Equity   Seeks long-term capital
Growth Portfolio        appreciation by investing
(Class II)              primarily in growth-oriented
                        equity securities of large
                        capitalization companies.
-------------------------------------------------------
Van Kampen UIF Small    Seeks long-term capital         Van Kampen/ //(2)/
Company Growth          appreciation by investing
Portfolio (Class II)    primarily in growth-oriented
                        equity securities of small
                        companies.
-------------------------------------------------------
Van Kampen UIF Global   Seeks long-term capital
Franchise Portfolio     appreciation.
(Class II)
-------------------------------------------------------
Van Kampen UIF U.S.     Seeks above average total
Mid Cap Value           return over a market cycle of
Portfolio (Class II)    three to five years by
                        investing in common stocks
                        and other equity securities.
-------------------------------------------------------
Van Kampen UIF U.S      Seeks to provide above
Real Estate Portfolio   average current income and
(Class II)              long-term capital
                        appreciation by investing
                        primarily in equity
                        securities of companies in
                        the U.S. real estate
                        industry, including real
                        estate investment trusts.
-------------------------------------------------------------------------------

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. The investment objective of this Portfolio did not change.

(2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances as Van Kampen.

On October 31, 2003, the Van Kampen UIF Active International Allocation Portfolio, Class II was liquidated. Any amounts invested in the Van Kampen UIF Active International Allocation Portfolio, Class II were transferred to the Putnam VT Money Market Fund-Class IB.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.



VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


                                 27  PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in
the future. Some Options are not available in all states.   In addition,
Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 28.

This option allows you to allocate purchase payments to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $500.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the term "TRANSFER PERIOD ACCOUNT" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future.
 Refer to Appendix A for more information.

Your purchase payments will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 28.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("STANDARD FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $500.


                                 28  PROSPECTUS

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Advisor Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Advisor Preferred Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year.
 Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account.  Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the ALLSTATE ADVISOR PREFERRED CONTRACT.


                                 29  PROSPECTUS

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $500.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods").
 We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other
 Guarantee Periods in the future.   If you allocate a purchase payment to the
Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered.
 If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states.
 Please check with your representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yields as reported in Federal Reserve Board Statistical Release H.15 ("TREASURY RATE") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the
 Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market


                                 30  PROSPECTUS

Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account.  Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account.
 If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. Certain restrictions on transfers apply to Contracts with the TrueReturn Option. See the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or


                                 31  PROSPECTUS
withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $500.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-203-0068. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If we identify a pattern of market-timing or excessive trading activity, we will make further inquiry and may, depending on the circumstances, impose trading limitations as described below under "Trading Limitations" consistent with applicable law and the Contract. We will apply these limitations on a uniform basis to all Contract Owners we determine have engaged in market timing or excessive trading. Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, not all market timing or excessive trading is identifiable or preventable. Therefore, we cannot guarantee that we can prevent such trading activity in all cases or before it occurs.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or


                                 32  PROSPECTUS
  redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying mutual funds that assess such fees.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Oppenheimer Aggressive Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Aggressive Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation


                                 33  PROSPECTUS

Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

ALLSTATE ADVISOR                             1.10%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(5-YEAR WITHDRAWAL CHARGE OPTION)            1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(3-YEAR WITHDRAWAL CHARGE OPTION)            1.50%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED                   1.60%
(NO WITHDRAWAL CHARGE OPTION)
---------------------------------------------------


The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Enhanced Beneficiary Protection (Annual Increase) Option:  The current mortality  and expense risk charge for this option is 0.30%.  This  charge
  will never exceed 0.30%.   We  guarantee that we will not increase the
  mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

  . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

  . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit
Payments provision in this prospectus for more information.   We deduct the
charge for this option only during  the Accumulation Phase.

.. Spousal Protection Benefit Option: Currently, there is no charge for this benefit. We may assess a charge of up to 0.15% for the Spousal Protection Benefit Option. This charge will only be deducted during the Accumulation Phase of your Contract. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract.

.. Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never


                                 34  PROSPECTUS
  exceed 0.75%. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract.
 If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is
also a Contract Anniversary.    If the Option is terminated on the Payout Start
Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.


RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004. Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004. We impose a separate annual Rider Fee for RIG 1 and RIG 2. The annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to reflect the number of full months (30-day periods) from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to reflect the number of full months (30-day periods) the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw.
 The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 40. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 29 for more information on market value adjustments.


FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.


                                 35  PROSPECTUS

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to         withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Free Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.


ALL CONTRACTS
We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


CONFINEMENT WAIVER. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).


TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.


UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.


                                 36  PROSPECTUS

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 10. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1) or other services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 38.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 28.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings.


                                 37  PROSPECTUS

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-203-0068 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

.. the Annuitant's 99th birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;


                                 38  PROSPECTUS

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2 may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:


INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF

PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.


INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3.
 See "Modifying Payments" and "Payout Withdrawals" below for more details.


INCOME PLAN 4 -LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.


INCOME PLAN 5 -JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.


INCOME PLAN 6 -LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.


INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar


                                 39  PROSPECTUS
amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.


MODIFYING PAYMENTS
After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period.
   Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.
   If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date.
   However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under qualified plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate. The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                   0           1           2           3           4           5           6           7            8+
------------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor            7%          7%          6%          5%          4%          3%          2%          0%           0%
Allstate Advisor
 Preferred with:
 5-Year Withdrawal
 Charge Option              7%          6%          5%          4%          3%          0%
 3-Year Withdrawal
 Charge Option              7%          6%          5%          0%

                                 40  PROSPECTUS

 No Withdrawal Charge
 Option                                                                    None

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20, when it is applied to the Income Plan(s) you choose, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply.
 The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the remaining payments under Income Plan 3. Withdrawals will be assessed a payout withdrawal charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the


                                 41  PROSPECTUS

Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the option has been applied. Currently, the charge for this option is 0.50%. We may change the amount we charge, but it will not exceed 0.75%. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:


UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  FTVIP Franklin U.S. Government

  Oppenheimer Strategic Bond

  Putnam VT Income

  Putnam VT Money Market

  STI Classic Investment Grade Bond

  Van Kampen LIT Money Market


RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  FTVIP Franklin Growth and Income Securities

  FTVIP Franklin Income Securities

  FTVIP Franklin Small Cap Value Securities

  FTVIP Mutual Shares Securities

  FTVIP Templeton Foreign Securities

  Oppenheimer Balanced*

  Oppenheimer Capital Appreciation

  Oppenheimer Global Securities

  Oppenheimer High Income

  Oppenheimer Main Street


                                 42  PROSPECTUS

  Oppenheimer Main Street Small Cap

  Putnam VT Global Asset Allocation

  Putnam VT Growth and Income

  Putnam VT High Yield

  Putnam VT International Equity

  Putnam VT Investors

  Putnam VT New Value

  Putnam VT Research

  Putnam VT The George Putnam Fund of Boston

  Putnam VT Utilities Growth and Income

  Putnam VT Voyager

  STI Classic Capital Appreciation

  STI Classic Growth and Income

  STI Classic International Equity

  STI Classic Mid-Cap Equity

  STI Classic Small Cap Value Equity

  STI Classic Value Income Stock

  Van Kampen LIT Comstock

  Van Kampen LIT Growth and Income

  Van Kampen UIF Equity and Income

  Van Kampen UIF Equity Growth

  Van Kampen UIF Global Franchise

  Van Kampen U.S. Mid Cap Value

  Van Kampen UIF U.S. Real Estate

*Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  FTVIP Templeton Developing Markets Securities

  Oppenheimer Aggressive Growth

  Putnam VT Health Sciences

  Putnam VT New Opportunities

  Putnam VT Vista

  Van Kampen LIT Aggressive Growth

  Van Kampen LIT Emerging Growth

  Van Kampen UIF Emerging Markets Debt

  Van Kampen UIF Small Company Growth

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

.. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

.. deducting any applicable taxes; and

.. applying the resulting amount to the greater of (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


                                 43  PROSPECTUS

RETIREMENT INCOME GUARANTEE OPTIONS
Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"). If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004, your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004.

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except that Contract Owners may elect to cancel a RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004
as described above.   The options may not be available in all states.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, adjusted by any applicable
  Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated based on the number of full months (30 day periods) between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated based on the number of full months (30 day periods) between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:


                                 44  PROSPECTUS

.. The date the Contract is terminated;

.. If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date; or

.. If you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends, the RIG 1 Income Base will continue to be increased by purchase payments and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.


RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

.. In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract Year
  (or as of the Rider Date for the first Contract Year in which RIG1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

.. In each Contract Year, for the portion of withdrawals that cumulatively exceed
  5% of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment.

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.


                                 45  PROSPECTUS

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

.. MAV Death Benefit Option

.. Enhanced Beneficiary Protection (Annual Increase) Option

.. Earnings Protection Death Benefit Option

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the issue date of your Contract or at a later date, subject to state availability and issue age restrictions.

The "DEATH BENEFIT" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected); or

.. The Enhanced Beneficiary Protection (Annual Increase) Option (if selected).

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we


                                 46  PROSPECTUS
guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 46), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment.

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 50, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments, withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments and withdrawals); or

.. The date we next determine the Death Proceeds.


ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION.
The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.30%.
 Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value.
 The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the earlier of:

  (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

  (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends, the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit CAP is equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

.. Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 50, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments, less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year from the date we determine the Death Proceeds, until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or


                                 47  PROSPECTUS
  the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals; or

.. The date we next determine the Death Proceeds.


EARNINGS PROTECTION DEATH BENEFIT OPTION.
The "EARNINGS PROTECTION DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

.. 0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

.. 0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 100% of "IN-FORCE PREMIUM" (excluding purchase payments made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 50% of "IN-FORCE PREMIUM" (excluding purchase payments made after the Rider
  Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 25% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

IN-FORCE EARNINGS are equal to the current Contract Value less In-Force Premium.
 If this quantity is negative, then In-Force Earnings are equal to zero.

IN-FORCE PREMIUM is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 50 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

.. The Rider Date will be changed to the date we determine the Death Proceeds;

.. The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

.. The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

.. The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.


ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT


                                 48  PROSPECTUS

LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 50, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.


DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES


CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.


CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:


OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.


OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be


                                 49  PROSPECTUS
reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market Variable Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.


OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market Variable Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.


OPTION E. For Non Qualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts greater than or equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency. The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual).

The New Contract Owner may make additional withdrawals, however, any such withdrawals will not be used to satisfy the minimum Annual Required Distribution amount of any subsequent calendar year.

The Annual Required Distributions will be treated as withdrawals for tax purposes, which means that for tax reporting purposes the withdrawals will be deemed to be taken from Contract earnings first. If the Death Proceeds had instead been applied to an Income Plan, the tax treatment would be different.
 Distributions under an Income Plan will be treated as part return of earnings and part return of principal to the extent of principal in your Contract. Consult with your tax advisor for the most appropriate option for your circumstances.

Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds were determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Death Proceeds divided by the "LIFE EXPECTANCY" of the New Contract Owner, and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date the Death Proceeds were determined. The LIFE EXPECTANCY in that calendar year is equal to the life expectancy value from IRS Table V, based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the year in which the Death Proceeds were determined, the Life Expectancy of the Contract Owner is the Life Expectancy calculated in the previous calendar year minus 1 year. If the Life Expectancy is less than 1, the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies).

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the


                                 50  PROSPECTUS
applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES


CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:


OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.


OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market Variable Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.


OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for qualified plans, including IRAs, may be different to conform with the individual tax requirements of each type of qualified plan. Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. Both the Contract Owner and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. The option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and that the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

There is currently no charge for this option. We reserve the right to assess a mortality and expense risk charge in the future, however it will never exceed 0.15%. Once this option is added to your Contract, we guarantee that we will not increase what we charge you for this option.

The option will terminate and the corresponding mortality and expense risk charge will cease on the earliest of the following to occur:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;


                                 51  PROSPECTUS

.. on the Payout Start Date; or

.. on the date you terminate this option by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit Option cannot be added to the Contract.


DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.


VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account currently consists of multiple Variable Sub-Accounts. Each Variable Sub-Account offered under this Contract invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.


VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for


                                 52  PROSPECTUS
that action in the next semi-annual financial report we send to you.


CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.


CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT

DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of NASD, Inc. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate Life, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. Contracts may be sold by representatives or employees of banks.

Allstate Life may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other


                                 53  PROSPECTUS
conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
Foley & Lardner LLP, Washington, D.C., has advised Allstate Life on certain federal securities law matters. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


                                 54  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE
COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable

Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate

Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable

Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future


                                 55  PROSPECTUS
guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:


                                 56  PROSPECTUS

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance, as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer


                                 57  PROSPECTUS
identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as investments as:

.. Individual Retirement Annuities (IRAs) under Section 408(b) of the Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension (SEP IRA) under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Section 408(p) of the Code; and

.. Tax Sheltered Annuities under Section 403(b) of the Code.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate

Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored retirement plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, IRAs (excluding Roth IRAs) and TSAs require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


                                 58  PROSPECTUS

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (applies only for IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from employer sponsored retirement plans, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions


                                 59  PROSPECTUS
may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Section 408(p) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


                                 60  PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

 Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2003 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P. O. Box 94260, Palatine, Illinois 60094-4260 (telephone:
1-800-203-0068).


                                 61  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------
  Appendix A-Accumulation Unit Values
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 62  PROSPECTUS

APPENDIX A
CONTRACT COMPARISON CHART

        FEATURE                 ADVISOR                                  ADVISOR PREFERRED
--------------------------------------------------------------------------------------------------------------
                                                  5-YEAR WITHDRAWAL      3-YEAR WITHDRAWAL     NO WITHDRAWAL
                                                    CHARGE OPTION          CHARGE OPTION       CHARGE OPTION
--------------------------------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge                      1.10%                  1.40%                  1.50%               1.60%
(Base Contract)
--------------------------------------------------------------------------------------------------------------
Withdrawal Charge         7/ 7/ 6/ 5/ 4/ 3/ 2       7/ 6/ 5/ 4/ 3             7/ 6/ 5               None
(% of purchase payment)
--------------------------------------------------------------------------------------------------------------
Withdrawal Charge        Confinement, Terminal  Confinement, Terminal  Confinement, Terminal        N/A
Waivers                  Illness, Unemployment  Illness, Unemployment  Illness, Unemployment
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                               DCA FIXED ACCOUNT OPTION
----------------------------------------------------------------------------------------
                                                   Advisor Preferred
                                  ------------------------------------------------------
                     Advisor           5-YEAR             3-YEAR         NO WITHDRAWAL
                                  WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   CHARGE OPTION
----------------------------------     OPTION             OPTION
                                  ------------------------------------------------------
TRANSFER PERIODS   3 to 6 month     3 to 6 month       3 to 6 month           N/A

                  ----------------------------------------------------------------------
                     7 to          7 to   12 month    7 to   12 month         N/A
                     12 month
----------------------------------------------------------------------------------------


         STANDARD FIXED ACCOUNT OPTION (SOME OPTIONS NOT AVAILABLE IN ALL STATES)
--------------------------------------------------------------------------------------------
                      Advisor                         Advisor Preferred
                                   ---------------------------------------------------------
                                        5-YEAR             3-YEAR                NO
                                   WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   WITHDRAWAL CHARGE
                   ----------------     OPTION             OPTION              OPTION
                                   ---------------------------------------------------------

GUARANTEE PERIODS      1-year             N/A                N/A                 N/A
--------------------------------------------------------------------------------------------
                      3-year*             N/A                N/A                 N/A
                   -------------------------------------------------------------------------
                      5-year*             N/A                N/A                 N/A
                   -------------------------------------------------------------------------
                      7-year*             N/A                N/A                 N/A
                   -------------------------------------------------------------------------


                 MVA FIXED ACCOUNT OPTION (NOT AVAILABLE IN ALL STATES)**
--------------------------------------------------------------------------------------------
                      Advisor                         Advisor Preferred
                                   ---------------------------------------------------------
                                        5-YEAR             3-YEAR                NO
                                   WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   WITHDRAWAL CHARGE
                   ----------------     OPTION             OPTION              OPTION
                                   ---------------------------------------------------------
GUARANTEE PERIODS      3-year           3-year             3-year              3-year
--------------------------------------------------------------------------------------------
                       5-year           5-year             5-year              5-year
                   -------------------------------------------------------------------------
                       7-year           7-year             7-year              7-year
                   -------------------------------------------------------------------------
                      10-year           10-year            10-year             10-year
                   -------------------------------------------------------------------------


* Available only in states in which the MVA Fixed Account Option is not offered.

** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account
   Options are offered.


                                 63  PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

 I                     =    the Treasury Rate for a maturity equal to the term length of the
                            Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;
J                      =    the Treasury Rate for a maturity equal to the term length of the
                            Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the
                            Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be ("Market Value Adjustment Date").
N                      =    the number of whole and partial years from the Market Value
                            Adjustment Date to the expiration of the term length of the Market
                            Value Adjusted Fixed Guarantee Period Account.


Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15. If such yields cease to be available in Federal Reserve Bulletin Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                     EXAMPLES OF MARKET VALUE ADJUSTMENT
                   $10,000 allocated to a Market Value Adjusted Fixed Guarantee
Purchase Payment:  Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Allstate Advisor*



                EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract Value at  = $10,000.00 X (1.045) /3/ = $11,411.66
 End of Contract Year 3:
Step 2: Calculate the Free           = .15 X $10,000 = $1500
 Withdrawal Amount:
Step 3: Calculate the Withdrawal     = .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value   I   =   4.50%
 Adjustment:                         J   =   4.20%
                                              730 DAYS
                                     N  =   --------   =   2
                                              365 DAYS
                                     Market Value Adjustment Factor: .9 X [I -
                                     (J + .0025)] X N
                                     = .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                     Market Value Adjustment = Market Value
                                     Adjustment Factor X Amount
                                     Subject To Market Value Adjustment:
                                     = .0009 X $11,411.66  = $10.27
Step 5: Calculate the amount          = $11,411.66 - $510 + $10.27 = $10,911.93
 received by Contract owner as a
 result of full withdrawal at the
 end of Contract Year 3:


                                 64  PROSPECTUS


                                         EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at End of Contract Year 3:        = $10,000.00 X (1.045) /3/ = $11,411.66
Step 2: Calculate The Free Withdrawal Amount:                     = .15 X $10,000 =  $1,500
Step 3: Calculate the Withdrawal Charge:                          = 0.06 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:                    I   =   4.50%
                                                                  J   =   4.80%
                                                                           730 DAYS
                                                                  N  =    -----------   =   2
                                                                            365 DAYS
                                                                  Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                                  = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                                  Market Value Adjustment = Market Value Adjustment Factor X
                                                                  Amount Subject To Market Value Adjustment:
                                                                  = -.0099 X $11,411.66 = -($112.98)
Step    5: Calculate the amount received by Contract owner as a   = $11,411.66 - $510 -  $112.98 = $10,788.68
 result of full withdrawal at the end of Contract Year 3:

   *These examples assume the election of the ALLSTATE ADVISOR CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under the ALLSTATE ADVISOR PREFERRED CONTRACT, which has different expenses and withdrawal charges.




                                 65  PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout Start                   65
Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                              male
-------------------------------------------------------------------------------
Income Plan selected:                                            1
-------------------------------------------------------------------------------
Payment frequency:                                            monthly
-------------------------------------------------------------------------------
Amount applied to variable income payments under            $100,000.00
the Income Plan:
-------------------------------------------------------------------------------





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                                 3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
payment:                                               value
-------------------------------------------------------------------------------


STEP 1 -  CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.




                                 66  PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000

                                                                                                         Income Benefit Amount
                                                                  Beginning                Contract      Maximum
                                             Type of              Contract   Transaction  Value After  Anniversary        5%
             Date                          Occurrence               Value      Amount     Occurrence      Value      Roll-Up Value
-----------------------------------------------------------------------------------------------------------------------------------
            1/1/04                     Contract Anniversary        $55,000           _      $55,000      $55,000        $52,500
-----------------------------------------------------------------------------------------------------------------------------------
            7/1/04                      Partial Withdrawal         $60,000     $15,000      $45,000      $41,250        $40,176
-----------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                                   (a)        $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial                 (b)        $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately                  (c)        $55,000
Prior to Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                             [(a)/(b)]*(c)        $13,750
-------------------------------------------------------------------------------
Adjusted Income Benefit                                                $41,250
-------------------------------------------------------------------------------

5% ROLL-UP VALUE INCOME BENEFIT**
-------------------------------------------------------------------------------
Total Partial Withdrawal Amount                             (a)        $15,000
-------------------------------------------------------------------------------
STEP I - DOLLAR FOR DOLLAR PORTION
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial                 (b)        $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately
Prior to Partial Withdrawal (assumes 181 days               (c)        $53,786
worth of interest on $52,500)
-------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of                 (d)        $ 2,625
Roll-Up Value on 1/1/04)
-------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment
(discounted for a half year's worth of             (e)=(d)*1.05^-0.5   $ 2,562
interest)
-------------------------------------------------------------------------------
Contract Value After Step 1                        (b')=(b)-(d)        $57,375
-------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1               (c')=(c)-(e)        $51,224
-------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
-------------------------------------------------------------------------------
Partial Withdrawal Amount                          (a')=(a)-(d)        $12,375
-------------------------------------------------------------------------------
Proportional Adjustment                          (a')/(b')*(c')        $11,048
-------------------------------------------------------------------------------
Contract Value After Step 2                           (b')-(a')        $45,000
-------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                   $40,176
-------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 67  PROSPECTUS

APPENDIX E
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2004

Initial Purchase Payment: $50,000

                                                                                                      Death Benefit Amount
                                                                                            ----------------------------------------
                                                       Beginning                Contract                     Maximum
                                       Type of         Contract   Transaction  Value After    Purchase     Anniversary    Enhanced
             Date                     Occurrence         Value      Amount     Occurrence   Payment Value     Value     Beneficiary
------------------------------------------------------------------------------------------------------------------------   Value
                                                                                                                        ------------
            1/1/05               Contract Anniversary   $55,000           _      $55,000       $50,000       $55,000      $52,500
------------------------------------------------------------------------------------------------------------------------------------
            7/1/05                Partial Withdrawal    $60,000     $15,000      $45,000       $37,500       $41,250      $40,339
------------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

PURCHASE PAYMENT VALUE DEATH BENEFIT
-----------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000
-----------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000
-----------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)          $50,000
Partial Withdrawal
-----------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $12,500
-----------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $37,500
-----------------------------------------------------------------------------------

MAV DEATH BENEFIT
-----------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000
-----------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000
-----------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)          $55,000
Partial Withdrawal
-----------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $13,750
-----------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $41,250
-----------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
BENEFIT
-----------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000
-----------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000
-----------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to
Partial Withdrawal (assumes 181 days worth of interest        (c)          $53,786
on $52,500)
-----------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $13,446
-----------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $40,339
-----------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 68  PROSPECTUS

APPENDIX F
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.


Excess of Earnings Withdrawals                    =    $0
Purchase Payments in the 12 months prior to       =    $0
 death
In-Force Premium                                  =    $100,000
                                                       ($100,000 + $0 - $0)
In-Force Earnings                                 =    $25,000
                                                       ($125,000 - $100,000)
EARNINGS PROTECTION DEATH BENEFIT**               =    40 % * $25,000 = $10,000



Since In-Force Earnings are less than 250% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).




EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                        =    $5,000
                                                           ($10,000-$5,000)
Purchase Payments in the 12 months prior to death     =    $0
In-Force Premium                                      =    $95,000
                                                           ($100,000+$0-$5,000)
In-Force Earnings                                     =    $19,000
                                                           ($114,000-$95,000)
EARNINGS PROTECTION DEATH BENEFIT**                   =    40%*$19,000=$7,600


Since In-Force Earnings are less than 250% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).




                                 69  PROSPECTUS

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS
This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                                                =    $30,000
                                                                                   ($50,000-$20,000)
Purchase Payments in the 12 months prior to death                             =    $0
In-Force Premium                                                              =    $120,000
                                                                                    ($110,000+$40,000-$30,000)
In-Force Earnings                                                             =    $20,000
                                                                                   ($140,000-$120,000)
EARNINGS PROTECTION DEATH BENEFIT**                                           =    25%*$20,000=$5,000


In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).




EXAMPLE 4: SPOUSAL CONTINUATION

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and Maximum Anniversary Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                                             =    $0
Purchase Payments in the 12 months prior to death                          =    $0
In-Force Premium                                                           =    $100,000
                                                                                ($100,000+$0-$0)
In-Force Earnings                                                          =    $50,000
                                                                                ($150,000-$100,000)
EARNINGS PROTECTION DEATH BENEFIT**                                        =    40%*$50,000=$20,000

Contract Value                                                             =    $150,000
Death Benefit                                                              =    $160,000
Earnings Protection Death Benefit                                          =    $20,000
Continuing Contract Value                                                  =    $180,000
                                                                                ($160,000+$20,000)


Since In-Force Earnings are less than 250% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is


                                 70  PROSPECTUS
continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).


                                 71  PROSPECTUS

APPENDIX G - WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

RIDER DATE: JANUARY 2, 2004

INITIAL PURCHASE PAYMENT: $50,000

INITIAL BENEFIT BASE: $50,000

                                   Type of         Beginning Contract   Transaction    Contract Value
           Date                   Occurrence              Value            Amount     After Occurrence   Benefit Base
----------------------------------------------------------------------------------------------------------------------
          1/2/05                                         $55,000                -         $55,000          $50,000
                             Contract Anniversary
----------------------------------------------------------------------------------------------------------------------
          7/2/05              Partial Withdrawal         $60,000          $15,000         $45,000          $37,500
----------------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

BENEFIT BASE
--------------------------------------------------------------------------------
Partial Withdrawal Amount                                    (a)        $15,000
--------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal       (b)        $60,000
--------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial           (c)        $50,000
Withdrawal
--------------------------------------------------------------------------------
Withdrawal Adjustment                                   [(a)/(b)]*(c)   $12,500
--------------------------------------------------------------------------------
Adjusted Benefit Base                                                   $37,500
--------------------------------------------------------------------------------


*For the purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees
and charges for all Contracts.   Actual Contract Values will differ due to the
different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 72  PROSPECTUS

APPENDIX H - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix H presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations for each Contract. Please contract us at 1-800-203-0068 to obtain a copy of the Statement of Additional Information.


ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,            2003
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
STI Classic Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.749
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,073
-------------------------------------------------------------------------------
STI Classic Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.356
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,346
-------------------------------------------------------------------------------
STI Classic International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.267
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 42
-------------------------------------------------------------------------------
STI Classic Investment Grade Bond
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.026
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,147
-------------------------------------------------------------------------------
STI Classic Mid-Cap Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.438
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              5,312
-------------------------------------------------------------------------------
STI Classic Small Cap Value Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.233
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,982
-------------------------------------------------------------------------------
STI Classic Value Income Stock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.262
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.851
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.475
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             19,258
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------


                                 73  PROSPECTUS

FTVIP Franklin Small Cap Value Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.508
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.653
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,008
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.428
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.765
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             11,247
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $13.323
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $16.979
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                384
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.618
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.683
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,281
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.282
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.468
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,972
-------------------------------------------------------------------------------
Oppenheimer Balanced/(1)/
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.053
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.176
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,178
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.115
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.323
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             13,298
-------------------------------------------------------------------------------
Oppenheimer Global Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.823
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.323
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,710
-------------------------------------------------------------------------------
Oppenheimer High Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.246
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.039
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,104
-------------------------------------------------------------------------------
Oppenheimer Main Street
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.504
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.713
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,075
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.695
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.755
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,464
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.496
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.213
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             10,834
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.631
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.510
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 90
-------------------------------------------------------------------------------

                                 74  PROSPECTUS


Putnam VT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.266
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.589
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,429
-------------------------------------------------------------------------------
Putnam VT Health Sciences
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.035
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.373
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                173
-------------------------------------------------------------------------------
Putnam VT High Yield
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.454
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.428
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                350
-------------------------------------------------------------------------------
Putnam VT Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.514
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.507
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,742
-------------------------------------------------------------------------------
Putnam VT International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.502
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.465
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                135
-------------------------------------------------------------------------------
Putnam VT Investors
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.838
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.072
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                329
-------------------------------------------------------------------------------
Putnam VT Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.956
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.914
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,651
-------------------------------------------------------------------------------
Putnam VT New Opportunities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.478
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.580
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                726
-------------------------------------------------------------------------------
Putnam VT New Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.840
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.664
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Research
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.091
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.177
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.490
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.158
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                752
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.769
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.145
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                187
-------------------------------------------------------------------------------
Putnam VT Vista
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.550
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.646
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                400
-------------------------------------------------------------------------------
Putnam VT Voyager
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.661
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.475
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,962
-------------------------------------------------------------------------------

                                 75  PROSPECTUS


Van Kampen LIT Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen LIT Comstock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.136
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.811
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,236
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.891
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.437
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,729
-------------------------------------------------------------------------------
Van Kampen LIT Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Active International Allocation /(//2//)/
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.053
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.958
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.736
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.960
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                107
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.125
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.621
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 43
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.657
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.601
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                114
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1,
   2004.   Accumulation Unit Values for the Variable Sub-Accounts, which


                                 76  PROSPECTUS
   were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.10% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.


                                 77  PROSPECTUS

ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,              2003
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
STI Classic Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.704
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.308
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.215
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Investment Grade Bond
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.983
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Mid-Cap Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.390
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Small Cap Value Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.181
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Value Income Stock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.215
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.784
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.341
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.436
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.507
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------

                                 78  PROSPECTUS

FTVIP Mutual Shares Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.363
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.638
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $13.247
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $16.810
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.551
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.547
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.212
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.344
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Balanced/(1)/
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.984
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.045
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.095
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.248
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Global Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.756
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.181
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer High Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.176
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.909
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Main Street
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.438
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.586
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.622
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.608
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.431
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.091
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.565
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.385
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.196
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.454
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Health Sciences
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.972
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.260
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------



                                 79  PROSPECTUS

Putnam VT High Yield
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.383
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.294
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.453
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.403
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.436
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.331
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Investors
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.770
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.942
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.899
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.815
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT New Opportunities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.407
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.445
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT New Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.767
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.518
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Research
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.022
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.046
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.424
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.037
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.696
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.004
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Vista
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.478
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.510
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Voyager
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.594
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.351
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------


                                 80  PROSPECTUS

Van Kampen LIT Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen LIT Comstock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.072
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.693
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.823
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.304
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Active International Allocation/ (2)/
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.989
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.857
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.664
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.821
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.103
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.538
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.584
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.455
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1,
   2004.   Accumulation Unit Values for the Variable Sub-Accounts, which


                                 81  PROSPECTUS
   were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.00% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.


                                 82  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,              2003
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
STI Classic Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.734
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,938
-------------------------------------------------------------------------------
STI Classic Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.341
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                507
-------------------------------------------------------------------------------
STI Classic International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.249
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Investment Grade Bond
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.012
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Mid-Cap Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.422
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Small Cap Value Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.215
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                734
-------------------------------------------------------------------------------
STI Classic Value Income Stock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.247
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.825
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.425
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,690
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.479
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.599
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                557
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
                                 83  PROSPECTUS

FTVIP Mutual Shares Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.402
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.718
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,143
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $13.293
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $16.917
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 37
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.591
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.633
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,488
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.254
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.422
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                146
-------------------------------------------------------------------------------
Oppenheimer Balanced/(1)/
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.026
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.128
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                130
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.109
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.298
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                154
-------------------------------------------------------------------------------
Oppenheimer Global Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.797
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.270
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,014
-------------------------------------------------------------------------------
Oppenheimer High Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.219
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.991
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 91
-------------------------------------------------------------------------------
Oppenheimer Main Street
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.478
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.666
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,343
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.666
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.701
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,342
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.470
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.168
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,645
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.605
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.464
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.239
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.539
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Health Sciences
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.010
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.331
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                284
-------------------------------------------------------------------------------

                                 84  PROSPECTUS

Putnam VT High Yield
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.426
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.378
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 63
-------------------------------------------------------------------------------
Putnam VT Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.490
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.469
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.475
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.416
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Investors
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.811
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.024
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,390
-------------------------------------------------------------------------------
Putnam VT Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.934
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.878
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT New Opportunities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.450
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.530
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                460
-------------------------------------------------------------------------------
Putnam VT New Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.811
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.610
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Research
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.064
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.128
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.464
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.113
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,559
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.740
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.093
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                189
-------------------------------------------------------------------------------
Putnam VT Vista
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.521
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.596
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                710
-------------------------------------------------------------------------------
Putnam VT Voyager
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.635
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.429
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,969
-------------------------------------------------------------------------------



                                 85  PROSPECTUS

Van Kampen LIT Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen LIT Comstock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.111
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.767
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.864
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.388
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Active International Allocation/ (2)/
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.028
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.920
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.708
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.908
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen Equity Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.118
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.593
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen U.S. Mid Cap Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.628
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.547
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                617
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1,
   2004.   Accumulation Unit Values for the Variable Sub-Accounts, which


                                 86  PROSPECTUS
   were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.40% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.




                                 87  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,              2003
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
STI Classic Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.689
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.292
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.197
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Investment Grade Bond
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.969
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Mid-Cap Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.374
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Small Cap Value Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.164
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Value Income Stock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.199
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.757
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.292
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.408
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.453
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 88  PROSPECTUS

FTVIP Franklin U.S. Government
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.337
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.591
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $13.217
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $16.748
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.525
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.497
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.184
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.298
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Balanced/(1)/
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.957
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.997
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.088
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.222
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Global Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.729
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.128
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer High Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.149
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.861
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Main Street
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.412
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.540
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.594
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.554
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.404
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.046
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.538
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.339
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.168
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.404
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------



                                 89  PROSPECTUS

Putnam VT Health Sciences
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.947
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.218
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT High Yield
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.355
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.245
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.429
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.364
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.410
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.282
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Investors
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.743
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.894
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.877
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.779
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT New Opportunities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.378
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.395
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT New Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.738
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.464
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Research
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.995
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.997
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.398
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.992
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.667
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.952
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Vista
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.449
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.460
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Voyager
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.568
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.305
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------


                                 90  PROSPECTUS

Van Kampen LIT Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen LIT Comstock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.047
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.650
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.796
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.254
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Active International Allocation/ (2)/
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.964
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.819
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.635
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.770
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.095
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.510
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.556
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.402
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1,
   2004.   Accumulation Unit Values for the Variable Sub-Accounts, which


                                 91  PROSPECTUS
   were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.30% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.




                                 92  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,              2003
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
STI Classic Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.729
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.335
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.244
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Investment Grade Bond
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.007
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,826
-------------------------------------------------------------------------------
STI Classic Mid-Cap Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.417
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,002
-------------------------------------------------------------------------------
STI Classic Small Cap Value Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.210
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Value Income Stock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.241
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.816
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.409
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,844
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.470
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.581
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                175
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------

                                 93  PROSPECTUS

FTVIP Mutual Shares Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.394
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.703
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             10,654
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $13.283
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $16.896
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.583
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.616
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,050
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.245
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.406
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Balanced/(1)/
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.017
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.112
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                358
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.106
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.289
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,612
-------------------------------------------------------------------------------
Oppenheimer Global Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.788
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.253
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                100
-------------------------------------------------------------------------------
Oppenheimer High Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.209
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.975
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,529
-------------------------------------------------------------------------------
Oppenheimer Main Street
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.469
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.650
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              9,551
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.657
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.682
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,631
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.462
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.153
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                395
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.596
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.448
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                206
-------------------------------------------------------------------------------
Putnam VT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.229
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.522
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                132
-------------------------------------------------------------------------------
Putnam VT Health Sciences
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.002
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.317
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 94  PROSPECTUS

Putnam VT High Yield
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.417
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.362
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                118
-------------------------------------------------------------------------------
Putnam VT Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.482
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.456
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.467
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.399
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                273
-------------------------------------------------------------------------------
Putnam VT Investors
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.802
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.008
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.926
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.865
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT New Opportunities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.440
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.513
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT New Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.801
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.592
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Research
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.055
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.112
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.455
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.098
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                832
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.730
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.075
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Vista
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.512
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.579
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                126
-------------------------------------------------------------------------------
Putnam VT Voyager
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.626
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.414
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                138
-------------------------------------------------------------------------------

                                 95  PROSPECTUS

Van Kampen LIT Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen LIT Comstock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.102
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.753
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                109
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.855
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.371
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Active International Allocation/ (2)/
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.019
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.907
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.698
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.891
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                257
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.115
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.584
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.618
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.529
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                244
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1,
   2004.   Accumulation Unit Values for the Variable Sub-Accounts, which


                                 96  PROSPECTUS
   were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.50% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.




                                 97  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,              2003
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
STI Classic Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.684
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.287
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.192
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Investment Grade Bond
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.965
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Mid-Cap Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.368
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Small Cap Value Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.158
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Value Income Stock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.194
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.748
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.275
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.398
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.435
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 98  PROSPECTUS

FTVIP Franklin U.S. Government
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.328
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.576
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $13.207
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.480
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.516
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.480
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.175
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.283
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Balanced/(1)/
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.948
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.981
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.086
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.214
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Global Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.720
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.111
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer High Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.139
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.845
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Main Street
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.403
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.524
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.584
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.536
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.396
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.031
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.529
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.324
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.159
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.387
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 99  PROSPECTUS

Putnam VT Health Sciences
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.939
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.204
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT High Yield
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.345
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.228
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.421
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.351
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.401
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.265
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Investors
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.734
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.878
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.869
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.767
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT New Opportunities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.369
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.378
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT New Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.728
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.446
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Research
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.985
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.981
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.389
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.978
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.657
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.935
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Vista
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.440
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.443
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Voyager
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.559
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.290
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                100  PROSPECTUS


Van Kampen LIT Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen LIT Comstock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.038
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.635
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.787
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.238
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Active International Allocation/ (2)/
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.956
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.806
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.625
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.752
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.093
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.501
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.546
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.384
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1,
   2004.   Accumulation Unit Values for the Variable Sub-Accounts, which


                                101  PROSPECTUS
   were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.40% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.




                                102  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,              2003
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
STI Classic Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.724
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.330
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.238
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Investment Grade Bond
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.002
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                635
-------------------------------------------------------------------------------
STI Classic Mid-Cap Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.411
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Small Cap Value Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.204
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Value Income Stock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.236
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                136
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.807
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.392
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,531
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.460
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.563
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                569
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------

                                103  PROSPECTUS

FTVIP Mutual Shares Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.385
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.687
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,239
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $13.273
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $16.875
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.574
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.599
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                298
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.236
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.391
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Balanced/(1)/
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.008
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.095
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                424
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.104
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.281
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Global Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.779
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.235
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                109
-------------------------------------------------------------------------------
Oppenheimer High Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.200
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.959
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                412
-------------------------------------------------------------------------------
Oppenheimer Main Street
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.460
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.635
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,009
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.647
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.664
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                252
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.453
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.138
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                731
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.587
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.433
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.220
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.506
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,510
-------------------------------------------------------------------------------
Putnam VT Health Sciences
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.993
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.303
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                104  PROSPECTUS

Putnam VT High Yield
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.407
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.345
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.474
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.443
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                292
-------------------------------------------------------------------------------
Putnam VT International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.458
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.383
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Investors
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.793
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.992
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.919
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.853
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT New Opportunities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.431
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.497
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT New Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.792
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.574
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Research
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.046
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.096
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.446
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.084
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.720
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.058
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Vista
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.502
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.562
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                855
-------------------------------------------------------------------------------
Putnam VT Voyager
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.617
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.398
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                255
-------------------------------------------------------------------------------

                                105  PROSPECTUS

Van Kampen LIT Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen LIT Comstock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.094
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.738
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.846
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.355
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Active International Allocation/ (2)/
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.011
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.895
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.688
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.874
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen Equity Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.113
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.575
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                292
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.609
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.511
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                152
-------------------------------------------------------------------------------


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1,
   2004.   Accumulation Unit Values for the Variable Sub-Accounts, which


                                106  PROSPECTUS
   were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.60% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.




                                107  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,              2003
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
STI Classic Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.679
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.282
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.186
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Investment Grade Bond
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.960
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Mid-Cap Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.363
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Small Cap Value Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.152
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
STI Classic Value Income Stock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.188
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.739
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.259
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.389
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.417
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                108  PROSPECTUS

FTVIP Franklin U.S. Government
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.319
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.560
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $13.197
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $16.706
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.507
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.463
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.165
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.267
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Balanced/(1)/
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.939
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.964
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.083
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.206
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Global Securities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.711
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.093
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer High Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.130
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.829
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Main Street
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.395
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.508
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.574
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.518
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.387
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.016
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.521
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.309
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.150
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.370
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                109  PROSPECTUS

Putnam VT Health Sciences
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.930
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.190
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT High Yield
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.336
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.212
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.413
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.338
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT International Equity
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.392
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.249
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Investors
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.725
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.862
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.862
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.755
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT New Opportunities
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.359
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.362
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT New Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.718
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.429
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Research
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.976
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.965
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.381
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.963
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.647
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.918
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Vista
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.430
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.427
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Putnam VT Voyager
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.550
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.274
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                110  PROSPECTUS

Van Kampen LIT Aggressive Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen LIT Comstock
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.030
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.621
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.778
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.221
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Money Market
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Active International Allocation/ (2)/
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.947
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.794
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.615
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.735
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.090
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.492
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.536
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.366
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1,
   2004.   Accumulation Unit Values for the Variable Sub-Accounts, which


                                111  PROSPECTUS
   were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.50% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.


                                112  PROSPECTUS

THE MORGAN STANLEY VARIABLE ANNUITIES

                         Statement of Additional Information dated May 1, 2004

Allstate Life Insurance Company
P. O. Box 94040
Palatine, Illinois 60094-4040
1-800-654-2397

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

-  Morgan Stanley Variable Annuity

-  Morgan Stanley Variable Annuity - L Share


Not all Contracts may be available in all states or through your Morgan Stanley Financial Advisor. Please check with your Morgan Stanley Financial Advisor for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2004 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.



                                TABLE OF CONTENTS



                                                                Page
Additions, Deletions or Substitutions of Investments
The Contracts
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements
Appendix A

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------


We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACTS
--------------------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.

For the Variable Account, we paid underwriting commissions to Morgan Stanley DW of $24,801,167, $24,918,665 and $30,408,546 for the years 2001, 2002 and
2003, respectively.

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

     (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS
--------------------------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


EXPERTS
-------------------------------------------------------------------------------

The consolidated financial statements and the related financial statement schedules incorporated in this Prospectus by reference from Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2003 and included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is included herein and incorporated by reference in the Prospectus (which report expresses an unqualified opinion and includes an explanatory paragraph relating to changes in the methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in 2003), and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2003 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The financial statements of the Variable Account as of December 31, 2003 and for the periods in the two year period then ended, the consolidated financial statements of Allstate Life as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, the related financial statement schedules of Allstate Life, and the accompanying Independent Auditors' Reports appear in the pages that follow. The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contacts.





                                   APPENDIX A

                            ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Units for all other classes of Accumulation Units available under the Contracts. Accumulation Unit Values and number of Accumulation Units outstanding are shown for each Variable Sub-Account since the Contracts were first offered.


MORGAN STANLEY VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With MAV Death Benefit Option)




                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.217
Number of Units Outstanding, End of Period                                        22,141
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.243
Number of Units Outstanding, End of Period                                        171,048
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.868
Number of Units Outstanding, End of Period                                        120,279
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.673
Number of Units Outstanding, End of Period                                        147,861
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.586
Number of Units Outstanding, End of Period                                        22,541
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.953
Number of Units Outstanding, End of Period                                        94,740
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.316
Number of Units Outstanding, End of Period                                        73,737
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.650
Number of Units Outstanding, End of Period                                        56,916
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.945
Number of Units Outstanding, End of Period                                        17,785
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.005
Number of Units Outstanding, End of Period                                        272,849
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.923
Number of Units Outstanding, End of Period                                        112,701
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.925
Number of Units Outstanding, End of Period                                        10,337
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.297
Number of Units Outstanding, End of Period                                        165,706
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.097
Number of Units Outstanding, End of Period                                        165,162
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.018
Number of Units Outstanding, End of Period                                        67,023
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.489
Number of Units Outstanding, End of Period                                        15,527
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.862
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.304
Number of Units Outstanding, End of Period                                        22,039
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.892
Number of Units Outstanding, End of Period                                        24,892
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.606
Number of Units Outstanding, End of Period                                        57,413
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.699
Number of Units Outstanding, End of Period                                        92,097
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.234
Number of Units Outstanding, End of Period                                        121,446
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.098
Number of Units Outstanding, End of Period                                        55,733
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.603
Number of Units Outstanding, End of Period                                        120,354
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.390
Number of Units Outstanding, End of Period                                        160,033
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.768
Number of Units Outstanding, End of Period                                        87,838
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.846
Number of Units Outstanding, End of Period                                        21,860
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.508
Number of Units Outstanding, End of Period                                        440,732
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.837
Number of Units Outstanding, End of Period                                        172,113
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.406
Number of Units Outstanding, End of Period                                        313,215
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.905
Number of Units Outstanding, End of Period                                        136,351
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.251
Number of Units Outstanding, End of Period                                        113,094
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.769
Number of Units Outstanding, End of Period                                        5,152
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.462
Number of Units Outstanding, End of Period                                        120,002
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.296
Number of Units Outstanding, End of Period                                        241,515
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.496
Number of Units Outstanding, End of Period                                        102,120
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.623
Number of Units Outstanding, End of Period                                        162,324
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.301
Number of Units Outstanding, End of Period                                        23,748
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.671
Number of Units Outstanding, End of Period                                        64,708
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.167
Number of Units Outstanding, End of Period                                        1,131
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.326
Number of Units Outstanding, End of Period                                        41,079
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.736
Number of Units Outstanding, End of Period                                        42,353



* The Morgan Stanley Variable Annuity Contracts and all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.30% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.


MORGAN STANLEY VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With the Enhanced Beneficiary Protection (Annual Increase) Option)




                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.209
Number of Units Outstanding, End of Period                                        7,497
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.235
Number of Units Outstanding, End of Period                                        25,788
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.860
Number of Units Outstanding, End of Period                                        22,355
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.665
Number of Units Outstanding, End of Period                                        7,409
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.577
Number of Units Outstanding, End of Period                                        7,698
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.945
Number of Units Outstanding, End of Period                                        36,570
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.308
Number of Units Outstanding, End of Period                                        31,154
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.642
Number of Units Outstanding, End of Period                                        26,132
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.935
Number of Units Outstanding, End of Period                                        2,479
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.998
Number of Units Outstanding, End of Period                                        72,004
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.916
Number of Units Outstanding, End of Period                                        65,068
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.915
Number of Units Outstanding, End of Period                                        5,673
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.290
Number of Units Outstanding, End of Period                                        58,792
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.089
Number of Units Outstanding, End of Period                                        74,844
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.010
Number of Units Outstanding, End of Period                                        27,813
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.482
Number of Units Outstanding, End of Period                                        15,038
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.856
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.296
Number of Units Outstanding, End of Period                                        2,443
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.882
Number of Units Outstanding, End of Period                                        9,903
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.598
Number of Units Outstanding, End of Period                                        12,948
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.691
Number of Units Outstanding, End of Period                                        7,376
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.226
Number of Units Outstanding, End of Period                                        17,386
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.089
Number of Units Outstanding, End of Period                                        18,607
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.593
Number of Units Outstanding, End of Period                                        13,809
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.381
Number of Units Outstanding, End of Period                                        35,026
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.759
Number of Units Outstanding, End of Period                                        15,492
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.838
Number of Units Outstanding, End of Period                                        2,928
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.500
Number of Units Outstanding, End of Period                                        125,520
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.829
Number of Units Outstanding, End of Period                                        17,970
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.398
Number of Units Outstanding, End of Period                                        61,526
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.896
Number of Units Outstanding, End of Period                                        15,224
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.243
Number of Units Outstanding, End of Period                                        13,824
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.761
Number of Units Outstanding, End of Period                                        2,810
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.454
Number of Units Outstanding, End of Period                                        17,482
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.288
Number of Units Outstanding, End of Period                                        39,872
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.488
Number of Units Outstanding, End of Period                                        6,095
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.614
Number of Units Outstanding, End of Period                                        30,883
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.293
Number of Units Outstanding, End of Period                                        14,899
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.663
Number of Units Outstanding, End of Period                                        10,212
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.159
Number of Units Outstanding, End of Period                                        0
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.319
Number of Units Outstanding, End of Period                                        8,514
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.728
Number of Units Outstanding, End of Period                                        12,975



* The Morgan Stanley Variable Annuity Contracts and all of the Variable Sub-Accounts shown above were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.40% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.





MORGAN STANLEY VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option)




                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.193
Number of Units Outstanding, End of Period                                        61,935
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.219
Number of Units Outstanding, End of Period                                        370,921
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.844
Number of Units Outstanding, End of Period                                        383,335
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.648
Number of Units Outstanding, End of Period                                        115,872
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.560
Number of Units Outstanding, End of Period                                        35,755
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.927
Number of Units Outstanding, End of Period                                        217,921
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.293
Number of Units Outstanding, End of Period                                        168,118
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.626
Number of Units Outstanding, End of Period                                        214,961
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.914
Number of Units Outstanding, End of Period                                        62,238
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.984
Number of Units Outstanding, End of Period                                        574,826
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.902
Number of Units Outstanding, End of Period                                        416,006
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.896
Number of Units Outstanding, End of Period                                        38,276
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.276
Number of Units Outstanding, End of Period                                        526,446
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.073
Number of Units Outstanding, End of Period                                        547,466
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.993
Number of Units Outstanding, End of Period                                        215,575
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.466
Number of Units Outstanding, End of Period                                        54,147
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.844
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.281
Number of Units Outstanding, End of Period                                        30,598
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.862
Number of Units Outstanding, End of Period                                        71,008
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.582
Number of Units Outstanding, End of Period                                        117,972
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.675
Number of Units Outstanding, End of Period                                        138,503
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.209
Number of Units Outstanding, End of Period                                        144,041
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.071
Number of Units Outstanding, End of Period                                        221,205
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.575
Number of Units Outstanding, End of Period                                        197,028
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.363
Number of Units Outstanding, End of Period                                        348,116
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.742
Number of Units Outstanding, End of Period                                        178,185
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.820
Number of Units Outstanding, End of Period                                        73,814
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.483
Number of Units Outstanding, End of Period                                        898,393
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.813
Number of Units Outstanding, End of Period                                        225,398
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.381
Number of Units Outstanding, End of Period                                        531,549
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.878
Number of Units Outstanding, End of Period                                        138,446
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.226
Number of Units Outstanding, End of Period                                        102,343
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.745
Number of Units Outstanding, End of Period                                        46,805
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.437
Number of Units Outstanding, End of Period                                        150,818
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.271
Number of Units Outstanding, End of Period                                        401,539
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.472
Number of Units Outstanding, End of Period                                        161,943
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.595
Number of Units Outstanding, End of Period                                        274,965
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.303
Number of Units Outstanding, End of Period                                        80,721
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.276
Number of Units Outstanding, End of Period                                        110,638
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.645
Number of Units Outstanding, End of Period                                        212,107
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.142
Number of Units Outstanding, End of Period                                        12,782
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.712
Number of Units Outstanding, End of Period                                        200,908



* The Morgan Stanley Variable Annuity Contracts and all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.60% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.





MORGAN STANLEY VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With the Earnings Protection Death Benefit Option (age 0-70))




                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.213
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.239
Number of Units Outstanding, End of Period                                        798
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.864
Number of Units Outstanding, End of Period                                        2,643
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.669
Number of Units Outstanding, End of Period                                        2,093
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.581
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.949
Number of Units Outstanding, End of Period                                        488
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.312
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.646
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.940
Number of Units Outstanding, End of Period                                        305
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.001
Number of Units Outstanding, End of Period                                        178
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.919
Number of Units Outstanding, End of Period                                        11,077
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.920
Number of Units Outstanding, End of Period                                        328
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.293
Number of Units Outstanding, End of Period                                        2,441
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.093
Number of Units Outstanding, End of Period                                        1,870
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.014
Number of Units Outstanding, End of Period                                        1,044
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.486
Number of Units Outstanding, End of Period                                        459
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.859
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.300
Number of Units Outstanding, End of Period                                        326
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.887
Number of Units Outstanding, End of Period                                        460
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.602
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.695
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.230
Number of Units Outstanding, End of Period                                        134
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.094
Number of Units Outstanding, End of Period                                        195
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.598
Number of Units Outstanding, End of Period                                        392
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.386
Number of Units Outstanding, End of Period                                        198
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.763
Number of Units Outstanding, End of Period                                        552
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.842
Number of Units Outstanding, End of Period                                        0
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.504
Number of Units Outstanding, End of Period                                        712
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.833
Number of Units Outstanding, End of Period                                        85
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.402
Number of Units Outstanding, End of Period                                        105
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.900
Number of Units Outstanding, End of Period                                        0
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.247
Number of Units Outstanding, End of Period                                        0
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.765
Number of Units Outstanding, End of Period                                        0
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.458
Number of Units Outstanding, End of Period                                        0
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.292
Number of Units Outstanding, End of Period                                        2,113
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.492
Number of Units Outstanding, End of Period                                        316
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.618
Number of Units Outstanding, End of Period                                        341
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.297
Number of Units Outstanding, End of Period                                        0
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.667
Number of Units Outstanding, End of Period                                        242
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.163
Number of Units Outstanding, End of Period                                        0
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.323
Number of Units Outstanding, End of Period                                        0
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.732
Number of Units Outstanding, End of Period                                        0



* The Morgan Stanley Variable Annuity Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.35% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.)





MORGAN STANLEY VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70))




                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.197
Number of Units Outstanding, End of Period                                        623
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.223
Number of Units Outstanding, End of Period                                        1,616
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.848
Number of Units Outstanding, End of Period                                        1,790
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.652
Number of Units Outstanding, End of Period                                        2,600
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.564
Number of Units Outstanding, End of Period                                        662
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.931
Number of Units Outstanding, End of Period                                        2,247
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.297
Number of Units Outstanding, End of Period                                        1,291
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.630
Number of Units Outstanding, End of Period                                        1,291
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.919
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.988
Number of Units Outstanding, End of Period                                        579
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.906
Number of Units Outstanding, End of Period                                        1,824
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.901
Number of Units Outstanding, End of Period                                        881
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.279
Number of Units Outstanding, End of Period                                        9,635
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.077
Number of Units Outstanding, End of Period                                        3,737
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.997
Number of Units Outstanding, End of Period                                        8,940
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.470
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.847
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.285
Number of Units Outstanding, End of Period                                        1,551
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.867
Number of Units Outstanding, End of Period                                        2,327
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.586
Number of Units Outstanding, End of Period                                        629
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.679
Number of Units Outstanding, End of Period                                        1,152
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.213
Number of Units Outstanding, End of Period                                        6,414
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.076
Number of Units Outstanding, End of Period                                        717
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.580
Number of Units Outstanding, End of Period                                        3,993
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.368
Number of Units Outstanding, End of Period                                        6,362
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.746
Number of Units Outstanding, End of Period                                        3,713
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.824
Number of Units Outstanding, End of Period                                        2,230
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.487
Number of Units Outstanding, End of Period                                        12,014
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.817
Number of Units Outstanding, End of Period                                        751
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.385
Number of Units Outstanding, End of Period                                        7,678
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.883
Number of Units Outstanding, End of Period                                        0
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.230
Number of Units Outstanding, End of Period                                        1,859
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.749
Number of Units Outstanding, End of Period                                        208
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.441
Number of Units Outstanding, End of Period                                        321
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.275
Number of Units Outstanding, End of Period                                        3,995
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.476
Number of Units Outstanding, End of Period                                        936
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.600
Number of Units Outstanding, End of Period                                        1,212
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.307
Number of Units Outstanding, End of Period                                        1,192
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.281
Number of Units Outstanding, End of Period                                        0
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.650
Number of Units Outstanding, End of Period                                        3,657
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.147
Number of Units Outstanding, End of Period                                        0
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.716
Number of Units Outstanding, End of Period                                        298



* The Morgan Stanley Variable Annuity Contracts and all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.55% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.




MORGAN STANLEY VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 0-70))






                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.188
Number of Units Outstanding, End of Period                                        38
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.214
Number of Units Outstanding, End of Period                                        29,230
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.840
Number of Units Outstanding, End of Period                                        3,876
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.643
Number of Units Outstanding, End of Period                                        4,174
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.556
Number of Units Outstanding, End of Period                                        3,446
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.923
Number of Units Outstanding, End of Period                                        3,343
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.289
Number of Units Outstanding, End of Period                                        11,891
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.622
Number of Units Outstanding, End of Period                                        874
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.909
Number of Units Outstanding, End of Period                                        1,067
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.981
Number of Units Outstanding, End of Period                                        28,671
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.899
Number of Units Outstanding, End of Period                                        44,250
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.892
Number of Units Outstanding, End of Period                                        268
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.272
Number of Units Outstanding, End of Period                                        13,312
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.069
Number of Units Outstanding, End of Period                                        9,175
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.989
Number of Units Outstanding, End of Period                                        8,088
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.462
Number of Units Outstanding, End of Period                                        404
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.841
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.277
Number of Units Outstanding, End of Period                                        228
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.857
Number of Units Outstanding, End of Period                                        639
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.671
Number of Units Outstanding, End of Period                                        3,421
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.579
Number of Units Outstanding, End of Period                                        4,530
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.205
Number of Units Outstanding, End of Period                                        9,002
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.067
Number of Units Outstanding, End of Period                                        5,895
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.570
Number of Units Outstanding, End of Period                                        5,310
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.359
Number of Units Outstanding, End of Period                                        9,238
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.737
Number of Units Outstanding, End of Period                                        1,631
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.816
Number of Units Outstanding, End of Period                                        7,172
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.479
Number of Units Outstanding, End of Period                                        37,053
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.809
Number of Units Outstanding, End of Period                                        4,759
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.377
Number of Units Outstanding, End of Period                                        31,722
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.874
Number of Units Outstanding, End of Period                                        1,144
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.222
Number of Units Outstanding, End of Period                                        1,004
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.741
Number of Units Outstanding, End of Period                                        8,638
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.433
Number of Units Outstanding, End of Period                                        6,650
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.267
Number of Units Outstanding, End of Period                                        7,287
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.468
Number of Units Outstanding, End of Period                                        2,751
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.591
Number of Units Outstanding, End of Period                                        3,449
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.300
Number of Units Outstanding, End of Period                                        437
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.272
Number of Units Outstanding, End of Period                                        96
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.641
Number of Units Outstanding, End of Period                                        1,220
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.138
Number of Units Outstanding, End of Period                                        0
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.708
Number of Units Outstanding, End of Period                                        5,894



* The Morgan Stanley Variable Annuity Contracts and all of the Variable Sub-Accounts shown above were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.65% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.




MORGAN STANLEY VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70))





                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.172
Number of Units Outstanding, End of Period                                        11,272
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.198
Number of Units Outstanding, End of Period                                        96,943
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.824
Number of Units Outstanding, End of Period                                        99,684
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.626
Number of Units Outstanding, End of Period                                        45,726
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.539
Number of Units Outstanding, End of Period                                        10,641
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.905
Number of Units Outstanding, End of Period                                        52,452
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.274
Number of Units Outstanding, End of Period                                        16,455
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.606
Number of Units Outstanding, End of Period                                        21,520
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.889
Number of Units Outstanding, End of Period                                        17,452
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.967
Number of Units Outstanding, End of Period                                        67,512
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.886
Number of Units Outstanding, End of Period                                        54,904
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.873
Number of Units Outstanding, End of Period                                        18,417
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.258
Number of Units Outstanding, End of Period                                        54,389
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.052
Number of Units Outstanding, End of Period                                        77,623
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.973
Number of Units Outstanding, End of Period                                        28,690
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.447
Number of Units Outstanding, End of Period                                        6,044
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.829
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.262
Number of Units Outstanding, End of Period                                        9,670
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.836
Number of Units Outstanding, End of Period                                        14,426
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.655
Number of Units Outstanding, End of Period                                        11,195
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.563
Number of Units Outstanding, End of Period                                        11,228
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.188
Number of Units Outstanding, End of Period                                        38,226
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.049
Number of Units Outstanding, End of Period                                        37,481
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.552
Number of Units Outstanding, End of Period                                        26,227
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.340
Number of Units Outstanding, End of Period                                        59,259
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.720
Number of Units Outstanding, End of Period                                        30,313
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.798
Number of Units Outstanding, End of Period                                        16,909
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.462
Number of Units Outstanding, End of Period                                        146,585
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.793
Number of Units Outstanding, End of Period                                        51,308
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.360
Number of Units Outstanding, End of Period                                        84,694
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.856
Number of Units Outstanding, End of Period                                        22,576
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.205
Number of Units Outstanding, End of Period                                        17,983
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.725
Number of Units Outstanding, End of Period                                        8,450
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.416
Number of Units Outstanding, End of Period                                        25,917
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.250
Number of Units Outstanding, End of Period                                        85,116
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.453
Number of Units Outstanding, End of Period                                        15,768
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.572
Number of Units Outstanding, End of Period                                        24,310
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.284
Number of Units Outstanding, End of Period                                        2,807
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.255
Number of Units Outstanding, End of Period                                        36,160
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.624
Number of Units Outstanding, End of Period                                        20,267
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.122
Number of Units Outstanding, End of Period                                        2,973
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.692
Number of Units Outstanding, End of Period                                        24,460



* The Morgan Stanley Variable Annuity Contracts and all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.85% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.





MORGAN STANLEY VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With the Earnings Protection Death Benefit Option (age 71-79))





                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.201
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.227
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.852
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.656
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.568
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.936
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.301
Number of Units Outstanding, End of Period                                        209
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.634
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.925
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.991
Number of Units Outstanding, End of Period                                        1,581
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.909
Number of Units Outstanding, End of Period                                        9,025
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.906
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.283
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.081
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.001
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.474
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.850
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.288
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.872
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.590
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.683
Number of Units Outstanding, End of Period                                        608
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.217
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.080
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.584
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.372
Number of Units Outstanding, End of Period                                        659
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.750
Number of Units Outstanding, End of Period                                        0
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.829
Number of Units Outstanding, End of Period                                        0
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.491
Number of Units Outstanding, End of Period                                        697
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.821
Number of Units Outstanding, End of Period                                        701
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.390
Number of Units Outstanding, End of Period                                        0
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.887
Number of Units Outstanding, End of Period                                        0
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.234
Number of Units Outstanding, End of Period                                        0
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.753
Number of Units Outstanding, End of Period                                        725
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.446
Number of Units Outstanding, End of Period                                        0
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.279
Number of Units Outstanding, End of Period                                        0
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.480
Number of Units Outstanding, End of Period                                        0
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.605
Number of Units Outstanding, End of Period                                        658
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.285
Number of Units Outstanding, End of Period                                        1,205
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.654
Number of Units Outstanding, End of Period                                        195
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.151
Number of Units Outstanding, End of Period                                        0
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.311
Number of Units Outstanding, End of Period                                        0
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.720
Number of Units Outstanding, End of Period                                        0



* The Morgan Stanley Variable Annuity Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.50% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.





MORGAN STANLEY VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79))




                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.184
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.210
Number of Units Outstanding, End of Period                                        2,362
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.836
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.639
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.551
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.918
Number of Units Outstanding, End of Period                                        1,573
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.285
Number of Units Outstanding, End of Period                                        110
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.618
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.904
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.977
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.896
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.887
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.269
Number of Units Outstanding, End of Period                                        1,254
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.065
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.985
Number of Units Outstanding, End of Period                                        4,704
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.458
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.838
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.273
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.851
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.667
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.575
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.201
Number of Units Outstanding, End of Period                                        107
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.063
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.566
Number of Units Outstanding, End of Period                                        435
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.354
Number of Units Outstanding, End of Period                                        2,041
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.733
Number of Units Outstanding, End of Period                                        3,751
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.811
Number of Units Outstanding, End of Period                                        0
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.475
Number of Units Outstanding, End of Period                                        4,051
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.805
Number of Units Outstanding, End of Period                                        0
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.373
Number of Units Outstanding, End of Period                                        816
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.870
Number of Units Outstanding, End of Period                                        0
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.218
Number of Units Outstanding, End of Period                                        106
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.737
Number of Units Outstanding, End of Period                                        1,464
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.429
Number of Units Outstanding, End of Period                                        0
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.263
Number of Units Outstanding, End of Period                                        2,636
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.464
Number of Units Outstanding, End of Period                                        108
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.586
Number of Units Outstanding, End of Period                                        1,953
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.296
Number of Units Outstanding, End of Period                                        9,666
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.268
Number of Units Outstanding, End of Period                                        1,444
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.637
Number of Units Outstanding, End of Period                                        0
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.134
Number of Units Outstanding, End of Period                                        0
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.704
Number of Units Outstanding, End of Period                                        4,161



* The Morgan Stanley Variable Annuity Contracts and all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.70% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.





MORGAN STANLEY VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 71-79))




                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.176
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.202
Number of Units Outstanding, End of Period                                        1,563
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.828
Number of Units Outstanding, End of Period                                        25
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.630
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.543
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.909
Number of Units Outstanding, End of Period                                        3,049
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.278
Number of Units Outstanding, End of Period                                        961
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.610
Number of Units Outstanding, End of Period                                        959
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.894
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.971
Number of Units Outstanding, End of Period                                        684
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.889
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.877
Number of Units Outstanding, End of Period                                        6
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.262
Number of Units Outstanding, End of Period                                        7,348
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.056
Number of Units Outstanding, End of Period                                        3,599
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.977
Number of Units Outstanding, End of Period                                        1,174
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.451
Number of Units Outstanding, End of Period                                        2,784
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.832
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.265
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.841
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.659
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.567
Number of Units Outstanding, End of Period                                        347
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.193
Number of Units Outstanding, End of Period                                        7
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.054
Number of Units Outstanding, End of Period                                        2,182
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.556
Number of Units Outstanding, End of Period                                        6
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.345
Number of Units Outstanding, End of Period                                        2,183
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.724
Number of Units Outstanding, End of Period                                        249
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.803
Number of Units Outstanding, End of Period                                        13
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.466
Number of Units Outstanding, End of Period                                        12,219
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.797
Number of Units Outstanding, End of Period                                        277
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.364
Number of Units Outstanding, End of Period                                        1,520
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.861
Number of Units Outstanding, End of Period                                        6,749
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.209
Number of Units Outstanding, End of Period                                        609
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.729
Number of Units Outstanding, End of Period                                        2,425
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.420
Number of Units Outstanding, End of Period                                        22
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.254
Number of Units Outstanding, End of Period                                        6,997
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.457
Number of Units Outstanding, End of Period                                        2,462
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.577
Number of Units Outstanding, End of Period                                        7
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.260
Number of Units Outstanding, End of Period                                        0
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.628
Number of Units Outstanding, End of Period                                        2,813
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.288
Number of Units Outstanding, End of Period                                        0
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.126
Number of Units Outstanding, End of Period                                        0
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.696
Number of Units Outstanding, End of Period                                        3,019



* The Morgan Stanley Variable Annuity Contracts and all of the Variable Sub-Accounts shown above were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.80% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.






MORGAN STANLEY VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With MAV Death Benefit Option)





                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.184
Number of Units Outstanding, End of Period                                        22,368
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.210
Number of Units Outstanding, End of Period                                        74,665
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.836
Number of Units Outstanding, End of Period                                        117,818
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.639
Number of Units Outstanding, End of Period                                        27,534
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.551
Number of Units Outstanding, End of Period                                        20,577
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.918
Number of Units Outstanding, End of Period                                        52,373
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.285
Number of Units Outstanding, End of Period                                        63,152
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.618
Number of Units Outstanding, End of Period                                        39,217
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.904
Number of Units Outstanding, End of Period                                        7,386
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.977
Number of Units Outstanding, End of Period                                        242,445
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.896
Number of Units Outstanding, End of Period                                        138,685
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.887
Number of Units Outstanding, End of Period                                        10,308
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.269
Number of Units Outstanding, End of Period                                        140,315
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.065
Number of Units Outstanding, End of Period                                        220,396
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.985
Number of Units Outstanding, End of Period                                        33,128
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.458
Number of Units Outstanding, End of Period                                        23,311
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.838
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.273
Number of Units Outstanding, End of Period                                        11,469
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.851
Number of Units Outstanding, End of Period                                        24,355
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.667
Number of Units Outstanding, End of Period                                        48,746
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.575
Number of Units Outstanding, End of Period                                        44,344
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.201
Number of Units Outstanding, End of Period                                        63,170
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.063
Number of Units Outstanding, End of Period                                        87,602
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.566
Number of Units Outstanding, End of Period                                        86,930
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.354
Number of Units Outstanding, End of Period                                        153,042
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.733
Number of Units Outstanding, End of Period                                        49,176
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.811
Number of Units Outstanding, End of Period                                        16,575
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.475
Number of Units Outstanding, End of Period                                        389,485
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.805
Number of Units Outstanding, End of Period                                        92,229
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.373
Number of Units Outstanding, End of Period                                        181,835
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.870
Number of Units Outstanding, End of Period                                        25,938
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.218
Number of Units Outstanding, End of Period                                        17,314
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.737
Number of Units Outstanding, End of Period                                        6,292
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.429
Number of Units Outstanding, End of Period                                        52,735
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.263
Number of Units Outstanding, End of Period                                        97,396
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.464
Number of Units Outstanding, End of Period                                        25,885
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.586
Number of Units Outstanding, End of Period                                        90,115
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.268
Number of Units Outstanding, End of Period                                        19,748
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.637
Number of Units Outstanding, End of Period                                        65,382
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.134
Number of Units Outstanding, End of Period                                        9,616
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.296
Number of Units Outstanding, End of Period                                        33,345
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.704
Number of Units Outstanding, End of Period                                        29,283



* The Morgan Stanley Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown above were first offered with MAV Death Benefit Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.70% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.




MORGAN STANLEY VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With the Enhanced Beneficiary Protection (Annual Increase) Option)





                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.176
Number of Units Outstanding, End of Period                                        6,299
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.202
Number of Units Outstanding, End of Period                                        13,338
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.828
Number of Units Outstanding, End of Period                                        8,305
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.630
Number of Units Outstanding, End of Period                                        5,081
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.543
Number of Units Outstanding, End of Period                                        2,803
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.909
Number of Units Outstanding, End of Period                                        7,713
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.278
Number of Units Outstanding, End of Period                                        20,924
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.610
Number of Units Outstanding, End of Period                                        2,610
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.894
Number of Units Outstanding, End of Period                                        1,836
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.971
Number of Units Outstanding, End of Period                                        45,323
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.889
Number of Units Outstanding, End of Period                                        104,728
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.877
Number of Units Outstanding, End of Period                                        4,237
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.262
Number of Units Outstanding, End of Period                                        55,968
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.056
Number of Units Outstanding, End of Period                                        85,934
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.977
Number of Units Outstanding, End of Period                                        38,501
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.451
Number of Units Outstanding, End of Period                                        2,344
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.832
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.265
Number of Units Outstanding, End of Period                                        3,310
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.841
Number of Units Outstanding, End of Period                                        6,307
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.567
Number of Units Outstanding, End of Period                                        3,980
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.659
Number of Units Outstanding, End of Period                                        9,186
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.193
Number of Units Outstanding, End of Period                                        19,655
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.054
Number of Units Outstanding, End of Period                                        19,118
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.556
Number of Units Outstanding, End of Period                                        11,076
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.345
Number of Units Outstanding, End of Period                                        18,863
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.724
Number of Units Outstanding, End of Period                                        19,378
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.803
Number of Units Outstanding, End of Period                                        1,825
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.466
Number of Units Outstanding, End of Period                                        71,563
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.797
Number of Units Outstanding, End of Period                                        16,615
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.364
Number of Units Outstanding, End of Period                                        21,562
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.861
Number of Units Outstanding, End of Period                                        5,682
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.209
Number of Units Outstanding, End of Period                                        8,912
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.729
Number of Units Outstanding, End of Period                                        386
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.420
Number of Units Outstanding, End of Period                                        10,852
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.254
Number of Units Outstanding, End of Period                                        10,132
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.457
Number of Units Outstanding, End of Period                                        7,396
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.577
Number of Units Outstanding, End of Period                                        14,173
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.260
Number of Units Outstanding, End of Period                                        2,080
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.628
Number of Units Outstanding, End of Period                                        12,403
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.126
Number of Units Outstanding, End of Period                                        0
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.288
Number of Units Outstanding, End of Period                                        4,287
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.696
Number of Units Outstanding, End of Period                                        1,413



* The Morgan Stanley Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown above were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.80% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.)




MORGAN STANLEY VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option)





                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.159
Number of Units Outstanding, End of Period                                        44,604
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.185
Number of Units Outstanding, End of Period                                        267,578
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.812
Number of Units Outstanding, End of Period                                        226,790
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.613
Number of Units Outstanding, End of Period                                        67,863
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.526
Number of Units Outstanding, End of Period                                        19,012
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.892
Number of Units Outstanding, End of Period                                        126,971
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.262
Number of Units Outstanding, End of Period                                        204,088
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.595
Number of Units Outstanding, End of Period                                        320,091
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.874
Number of Units Outstanding, End of Period                                        33,897
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.957
Number of Units Outstanding, End of Period                                        452,073
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.875
Number of Units Outstanding, End of Period                                        255,876
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.859
Number of Units Outstanding, End of Period                                        17,879
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.248
Number of Units Outstanding, End of Period                                        289,179
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.040
Number of Units Outstanding, End of Period                                        824,844
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.961
Number of Units Outstanding, End of Period                                        282,474
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.435
Number of Units Outstanding, End of Period                                        62,846
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.820
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.250
Number of Units Outstanding, End of Period                                        57,041
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.821
Number of Units Outstanding, End of Period                                        42,601
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.643
Number of Units Outstanding, End of Period                                        85,176
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.551
Number of Units Outstanding, End of Period                                        121,225
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.176
Number of Units Outstanding, End of Period                                        138,989
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.036
Number of Units Outstanding, End of Period                                        109,434
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.538
Number of Units Outstanding, End of Period                                        120,352
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.327
Number of Units Outstanding, End of Period                                        244,477
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.707
Number of Units Outstanding, End of Period                                        129,264
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.785
Number of Units Outstanding, End of Period                                        49,153
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.449
Number of Units Outstanding, End of Period                                        655,134
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.781
Number of Units Outstanding, End of Period                                        125,667
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.347
Number of Units Outstanding, End of Period                                        393,399
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.843
Number of Units Outstanding, End of Period                                        55,933
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.193
Number of Units Outstanding, End of Period                                        24,559
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.713
Number of Units Outstanding, End of Period                                        38,883
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.403
Number of Units Outstanding, End of Period                                        93,650
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.238
Number of Units Outstanding, End of Period                                        277,534
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.441
Number of Units Outstanding, End of Period                                        77,211
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.558
Number of Units Outstanding, End of Period                                        176,450
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.273
Number of Units Outstanding, End of Period                                        82,468
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.243
Number of Units Outstanding, End of Period                                        58,692
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.611
Number of Units Outstanding, End of Period                                        135,204
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.109
Number of Units Outstanding, End of Period                                        16,090
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.680
Number of Units Outstanding, End of Period                                        67,965




* The Morgan Stanley Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.00% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.



MORGAN STANLEY VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With the Earnings Protection Death Benefit Option (age 0-70))





                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.180
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.206
Number of Units Outstanding, End of Period                                        452
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.832
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.635
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.547
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.914
Number of Units Outstanding, End of Period                                        2,593
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.281
Number of Units Outstanding, End of Period                                        271
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.614
Number of Units Outstanding, End of Period                                        754
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.899
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.974
Number of Units Outstanding, End of Period                                        2,572
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.892
Number of Units Outstanding, End of Period                                        89
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.882
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.265
Number of Units Outstanding, End of Period                                        765
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.060
Number of Units Outstanding, End of Period                                        1,136
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.981
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.454
Number of Units Outstanding, End of Period                                        227
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.835
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.269
Number of Units Outstanding, End of Period                                        241
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.846
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.571
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.663
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.197
Number of Units Outstanding, End of Period                                        957
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.058
Number of Units Outstanding, End of Period                                        1,032
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.561
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.350
Number of Units Outstanding, End of Period                                        211
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.729
Number of Units Outstanding, End of Period                                        0
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.807
Number of Units Outstanding, End of Period                                        0
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.470
Number of Units Outstanding, End of Period                                        4,729
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.801
Number of Units Outstanding, End of Period                                        0
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.368
Number of Units Outstanding, End of Period                                        19
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.865
Number of Units Outstanding, End of Period                                        696
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.214
Number of Units Outstanding, End of Period                                        0
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.733
Number of Units Outstanding, End of Period                                        221
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.424
Number of Units Outstanding, End of Period                                        436
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.259
Number of Units Outstanding, End of Period                                        24
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.460
Number of Units Outstanding, End of Period                                        2,989
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.582
Number of Units Outstanding, End of Period                                        0
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.264
Number of Units Outstanding, End of Period                                        0
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.633
Number of Units Outstanding, End of Period                                        1,443
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.130
Number of Units Outstanding, End of Period                                        0
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.292
Number of Units Outstanding, End of Period                                        0
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.700
Number of Units Outstanding, End of Period                                        0



* The Morgan Stanley Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.75% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.



MORGAN STANLEY VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70))





                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.164
Number of Units Outstanding, End of Period                                        433
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.190
Number of Units Outstanding, End of Period                                        3,419
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.816
Number of Units Outstanding, End of Period                                        2,560
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.617
Number of Units Outstanding, End of Period                                        1,183
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.530
Number of Units Outstanding, End of Period                                        453
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.896
Number of Units Outstanding, End of Period                                        4,042
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.266
Number of Units Outstanding, End of Period                                        5,695
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.599
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.879
Number of Units Outstanding, End of Period                                        404
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.960
Number of Units Outstanding, End of Period                                        773
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.879
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.863
Number of Units Outstanding, End of Period                                        389
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.251
Number of Units Outstanding, End of Period                                        5,174
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.044
Number of Units Outstanding, End of Period                                        4,817
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.965
Number of Units Outstanding, End of Period                                        8,755
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.439
Number of Units Outstanding, End of Period                                        3,467
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.823
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.254
Number of Units Outstanding, End of Period                                        474
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.826
Number of Units Outstanding, End of Period                                        415
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.647
Number of Units Outstanding, End of Period                                        991
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.555
Number of Units Outstanding, End of Period                                        600
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.180
Number of Units Outstanding, End of Period                                        4,298
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.040
Number of Units Outstanding, End of Period                                        5,065
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.543
Number of Units Outstanding, End of Period                                        1,317
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.331
Number of Units Outstanding, End of Period                                        6,986
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.711
Number of Units Outstanding, End of Period                                        1,331
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.790
Number of Units Outstanding, End of Period                                        0
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.453
Number of Units Outstanding, End of Period                                        13,637
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.785
Number of Units Outstanding, End of Period                                        8,537
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.352
Number of Units Outstanding, End of Period                                        11,163
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.848
Number of Units Outstanding, End of Period                                        6,850
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.197
Number of Units Outstanding, End of Period                                        7,385
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.717
Number of Units Outstanding, End of Period                                        4,828
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.407
Number of Units Outstanding, End of Period                                        447
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.242
Number of Units Outstanding, End of Period                                        1,991
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.445
Number of Units Outstanding, End of Period                                        2,114
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.563
Number of Units Outstanding, End of Period                                        2,059
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.247
Number of Units Outstanding, End of Period                                        2,013
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.615
Number of Units Outstanding, End of Period                                        1,231
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.276
Number of Units Outstanding, End of Period                                        3,860
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.114
Number of Units Outstanding, End of Period                                        0
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.684
Number of Units Outstanding, End of Period                                        6,603



* The Morgan Stanley Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.95% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.



MORGAN STANLEY VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 0-70))





                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.155
Number of Units Outstanding, End of Period                                        5,483
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.181
Number of Units Outstanding, End of Period                                        5,330
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.808
Number of Units Outstanding, End of Period                                        2,040
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.609
Number of Units Outstanding, End of Period                                        1,804
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.522
Number of Units Outstanding, End of Period                                        151
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.887
Number of Units Outstanding, End of Period                                        7,015
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.258
Number of Units Outstanding, End of Period                                        2,556
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.591
Number of Units Outstanding, End of Period                                        632
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.869
Number of Units Outstanding, End of Period                                        14
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.954
Number of Units Outstanding, End of Period                                        5,767
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.872
Number of Units Outstanding, End of Period                                        241
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.854
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.244
Number of Units Outstanding, End of Period                                        9,985
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.036
Number of Units Outstanding, End of Period                                        7,502
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.957
Number of Units Outstanding, End of Period                                        9,487
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.431
Number of Units Outstanding, End of Period                                        5,133
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.817
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.246
Number of Units Outstanding, End of Period                                        1,704
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.816
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.639
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.547
Number of Units Outstanding, End of Period                                        1,104
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.172
Number of Units Outstanding, End of Period                                        7,719
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.031
Number of Units Outstanding, End of Period                                        7,987
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.533
Number of Units Outstanding, End of Period                                        560
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.322
Number of Units Outstanding, End of Period                                        2,251
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.703
Number of Units Outstanding, End of Period                                        805
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.781
Number of Units Outstanding, End of Period                                        7,649
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.445
Number of Units Outstanding, End of Period                                        29,376
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.777
Number of Units Outstanding, End of Period                                        6,180
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.343
Number of Units Outstanding, End of Period                                        15,254
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.839
Number of Units Outstanding, End of Period                                        8,406
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.189
Number of Units Outstanding, End of Period                                        0
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.709
Number of Units Outstanding, End of Period                                        634
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.399
Number of Units Outstanding, End of Period                                        6,055
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.234
Number of Units Outstanding, End of Period                                        5,306
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.437
Number of Units Outstanding, End of Period                                        9,639
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.554
Number of Units Outstanding, End of Period                                        3,816
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.269
Number of Units Outstanding, End of Period                                        9,062
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.239
Number of Units Outstanding, End of Period                                        1,973
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.607
Number of Units Outstanding, End of Period                                        217
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.105
Number of Units Outstanding, End of Period                                        440
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.676
Number of Units Outstanding, End of Period                                        2,679




* The Morgan Stanley Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown above were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.05% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.




MORGAN STANLEY VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70))





                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.139
Number of Units Outstanding, End of Period                                        3,059
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.165
Number of Units Outstanding, End of Period                                        42,467
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.792
Number of Units Outstanding, End of Period                                        12,391
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.592
Number of Units Outstanding, End of Period                                        4,257
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.504
Number of Units Outstanding, End of Period                                        1,665
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.870
Number of Units Outstanding, End of Period                                        17,926
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.243
Number of Units Outstanding, End of Period                                        30,481
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.575
Number of Units Outstanding, End of Period                                        19,059
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.849
Number of Units Outstanding, End of Period                                        2,279
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.940
Number of Units Outstanding, End of Period                                        72,420
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.859
Number of Units Outstanding, End of Period                                        37,046
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.835
Number of Units Outstanding, End of Period                                        1,214
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.230
Number of Units Outstanding, End of Period                                        54,645
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.019
Number of Units Outstanding, End of Period                                        86,178
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.940
Number of Units Outstanding, End of Period                                        12,145
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.415
Number of Units Outstanding, End of Period                                        3,006
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.805
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.231
Number of Units Outstanding, End of Period                                        2,452
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.796
Number of Units Outstanding, End of Period                                        11,894
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.623
Number of Units Outstanding, End of Period                                        22,701
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.531
Number of Units Outstanding, End of Period                                        17,339
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.155
Number of Units Outstanding, End of Period                                        23,374
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.014
Number of Units Outstanding, End of Period                                        33,773
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.515
Number of Units Outstanding, End of Period                                        33,480
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.304
Number of Units Outstanding, End of Period                                        29,916
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.685
Number of Units Outstanding, End of Period                                        29,564
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.763
Number of Units Outstanding, End of Period                                        3,764
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.428
Number of Units Outstanding, End of Period                                        111,935
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.761
Number of Units Outstanding, End of Period                                        19,075
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.326
Number of Units Outstanding, End of Period                                        42,052
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.821
Number of Units Outstanding, End of Period                                        16,493
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.172
Number of Units Outstanding, End of Period                                        8,256
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.693
Number of Units Outstanding, End of Period                                        4,161
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.382
Number of Units Outstanding, End of Period                                        6,928
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.217
Number of Units Outstanding, End of Period                                        35,403
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.421
Number of Units Outstanding, End of Period                                        6,067
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.535
Number of Units Outstanding, End of Period                                        24,426
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.253
Number of Units Outstanding, End of Period                                        6,784
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.222
Number of Units Outstanding, End of Period                                        6,026
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.589
Number of Units Outstanding, End of Period                                        14,517
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.089
Number of Units Outstanding, End of Period                                        3,168
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.660
Number of Units Outstanding, End of Period                                        10,663



* The Morgan Stanley Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.25% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.





MORGAN STANLEY VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With the Earnings Protection Death Benefit Option (age 71-79))





                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.168
Number of Units Outstanding, End of Period                                        200
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.194
Number of Units Outstanding, End of Period                                        271
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.820
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.622
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.534
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.901
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.270
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.603
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.884
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.964
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.882
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.868
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.255
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.048
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.969
Number of Units Outstanding, End of Period                                        273
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.443
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.826
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.258
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.831
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.559
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.651
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.184
Number of Units Outstanding, End of Period                                        1,464
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.045
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.547
Number of Units Outstanding, End of Period                                        95
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.336
Number of Units Outstanding, End of Period                                        349
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.716
Number of Units Outstanding, End of Period                                        0
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.794
Number of Units Outstanding, End of Period                                        81
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.458
Number of Units Outstanding, End of Period                                        921
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.789
Number of Units Outstanding, End of Period                                        0
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.356
Number of Units Outstanding, End of Period                                        10,119
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.852
Number of Units Outstanding, End of Period                                        0
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.201
Number of Units Outstanding, End of Period                                        0
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.721
Number of Units Outstanding, End of Period                                        0
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.412
Number of Units Outstanding, End of Period                                        622
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.246
Number of Units Outstanding, End of Period                                        0
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.449
Number of Units Outstanding, End of Period                                        0
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.568
Number of Units Outstanding, End of Period                                        200
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.251
Number of Units Outstanding, End of Period                                        0
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.620
Number of Units Outstanding, End of Period                                        0
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.118
Number of Units Outstanding, End of Period                                        0
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.280
Number of Units Outstanding, End of Period                                        9,174
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.688
Number of Units Outstanding, End of Period                                        0



* The Morgan Stanley Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.90% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.



MORGAN STANLEY VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79))




                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.151
Number of Units Outstanding, End of Period                                        4,217
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.177
Number of Units Outstanding, End of Period                                        1,360
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.804
Number of Units Outstanding, End of Period                                        2,085
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.604
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.517
Number of Units Outstanding, End of Period                                        657
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.883
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.255
Number of Units Outstanding, End of Period                                        3,002
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.587
Number of Units Outstanding, End of Period                                        3,107
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.864
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.950
Number of Units Outstanding, End of Period                                        2,015
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.869
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.849
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.241
Number of Units Outstanding, End of Period                                        1,469
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.032
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.952
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.427
Number of Units Outstanding, End of Period                                        969
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.814
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.242
Number of Units Outstanding, End of Period                                        261
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.811
Number of Units Outstanding, End of Period                                        381
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.635
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.543
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.168
Number of Units Outstanding, End of Period                                        1,061
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.027
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.529
Number of Units Outstanding, End of Period                                        589
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.318
Number of Units Outstanding, End of Period                                        2,528
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.698
Number of Units Outstanding, End of Period                                        683
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.777
Number of Units Outstanding, End of Period                                        0
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.441
Number of Units Outstanding, End of Period                                        6,774
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.773
Number of Units Outstanding, End of Period                                        0
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.339
Number of Units Outstanding, End of Period                                        4,470
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.834
Number of Units Outstanding, End of Period                                        122
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.184
Number of Units Outstanding, End of Period                                        0
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.705
Number of Units Outstanding, End of Period                                        0
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.395
Number of Units Outstanding, End of Period                                        0
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.229
Number of Units Outstanding, End of Period                                        0
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.433
Number of Units Outstanding, End of Period                                        686
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.549
Number of Units Outstanding, End of Period                                        1,518
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.265
Number of Units Outstanding, End of Period                                        0
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.235
Number of Units Outstanding, End of Period                                        0
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.602
Number of Units Outstanding, End of Period                                        2,837
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.101
Number of Units Outstanding, End of Period                                        0
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.672
Number of Units Outstanding, End of Period                                        0



* The Morgan Stanley Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.10% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.



MORGAN STANLEY VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings Protection Death Benefit Option (age 71-79))




                                                                                   For the Years Beginning
                                                                                   January 1* and Ending
                                                                                        December 31,
SUB-ACCOUNTS                                                                                2003
Morgan Stanley VIS Aggressive Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.143
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.169
Number of Units Outstanding, End of Period                                        486
Morgan Stanley VIS Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.796
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS European Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.596
Number of Units Outstanding, End of Period                                        240
Morgan Stanley VIS Global Advantage
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.509
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Global Dividend Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.874
Number of Units Outstanding, End of Period                                        466
Morgan Stanley VIS High Yield
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.247
Number of Units Outstanding, End of Period                                        306
Morgan Stanley VIS Income Builder
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.579
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Information
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.854
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Limited Duration
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.943
Number of Units Outstanding, End of Period                                        1,479
Morgan Stanley VIS Money Market
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $9.862
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Pacific Growth (1)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.840
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Quality Income Plus
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $10.234
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS S&P 500 Index
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.023
Number of Units Outstanding, End of Period                                        0
Morgan Stanley VIS Strategic
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.944
Number of Units Outstanding, End of Period                                        983
Morgan Stanley VIS Utilities
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.419
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Active International Allocation (2, 3)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.808
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Debt (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.235
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Emerging Markets Equity (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $14.801
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Equity Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.627
Number of Units Outstanding, End of Period                                        1,274
Van Kampen UIF Equity and Income (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.535
Number of Units Outstanding, End of Period                                        1,026
Van Kampen UIF Global Franchise (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.159
Number of Units Outstanding, End of Period                                        1,114
Van Kampen UIF Mid Cap Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.018
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF Small Company Growth (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.520
Number of Units Outstanding, End of Period                                        0
Van Kampen UIF U.S. Mid Cap Value (2, 4)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.309
Number of Units Outstanding, End of Period                                        783
Van Kampen UIF U.S. Real Estate (2)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.690
Number of Units Outstanding, End of Period                                        0
Van Kampen LIT Aggressive Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.768
Number of Units Outstanding, End of Period                                        0
Van Kampen LIT Comstock
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.432
Number of Units Outstanding, End of Period                                        2,582
Van Kampen LIT Emerging Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.765
Number of Units Outstanding, End of Period                                        2,098
Van Kampen LIT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.331
Number of Units Outstanding, End of Period                                        2,571
AIM V.I Basic Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.826
Number of Units Outstanding, End of Period                                        0
AIM V.I Capital Appreciation
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.176
Number of Units Outstanding, End of Period                                        0
AIM V.I Premier Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.697
Number of Units Outstanding, End of Period                                        0
AllianceBernstein Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.386
Number of Units Outstanding, End of Period                                        0
AllianceBernstein Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.221
Number of Units Outstanding, End of Period                                        0
AllianceBernstein Premier Growth
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.425
Number of Units Outstanding, End of Period                                        0
AllianceBernstein Small Cap Value
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $13.540
Number of Units Outstanding, End of Period                                        795
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.257
Number of Units Outstanding, End of Period                                        0
Putnam VT Growth and Income
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.226
Number of Units Outstanding, End of Period                                        0
Putnam VT International Equity
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.594
Number of Units Outstanding, End of Period                                        0
Putnam VT Investors (5)
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $12.093
Number of Units Outstanding, End of Period                                        0
Putnam VT Voyager
Accumulation Unit Value, Beginning of Period                                      $10.000
Accumulation Unit Value, End of Period                                            $11.664
Number of Units Outstanding, End of Period                                        0



* The Morgan Stanley Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown above were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered May 1, 2004 are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.20% and an administrative charge of 0.19%.

(1) On or about April 17, 2004, following a vote of shareholders, the Morgan Stanley VIS Pacific Growth Portfolio was liquidated. The corresponding Morgan Stanley VIS Pacific Growth Variable Sub-Account was closed and any amounts invested in the Pacific Growth Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(2) Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(3) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Portfolio was liquidated. The corresponding Van Kampen UIF Active International Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Variable Sub-Account were transferred to the Morgan Stanley VIS Money Market Variable Sub-Account.

(4) Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class II changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(5) Effective May 1, 2004, the Putnam VT Investors Variable Sub-Account is no longer available for new investments. If you are currently invested in the Putnam VT Investors Variable Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program.

THE ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS

                         Statement of Additional Information dated May 1, 2004

Allstate Life Insurance Company
P. O. Box 94260
Palatine, Illinois 60094-4260
1-800-203-0068


This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

-  Allstate Advisor

-  Allstate Advisor Preferred

Not all Contracts may be available in all states or through your representative. Please check with your representative for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2004 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.



                                TABLE OF CONTENTS



Additions, Deletions or Substitutions of Investments
The Contracts
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements
Appendix A Accumulation Unit Values




ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
-------------------------------------------------------------------------------


We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACTS
-------------------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.



PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ending December 31, 2003 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2002 was $31,969,223.79. Commission income of Allstate Distributors for the fiscal year ending December 31, 2001 was $80,477,971.63. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.




CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

     (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS
-------------------------------------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.




GENERAL MATTERS
-------------------------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS
-------------------------------------------------------------------------------

The consolidated financial statements and the related financial statement schedules incorporated in this Prospectus by reference from Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2003 and included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is included herein and incorporated by reference in the Prospectus (which report expresses an unqualified opinion and includes an explanatory paragraph relating to changes in the methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in 2003), and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2003 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

The financial statements of the Variable Account as of December 31, 2003 and for each of the periods in the two year period then ended, the consolidated financial statements of Allstate Life as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, the related financial statement schedules of Allstate Life, and the accompanying Independent Auditors' Reports appear in the pages that follow. The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.

                                   APPENDIX A
                            ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of accumulation units available under the Contracts. Accumulation Unit Values and number of Accumulation Units outstanding are shown for each Variable Sub-Account since the Contracts were first offered.

Allstate Advisor Contracts
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Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit Option)

For the Years Beginning January 1* and Ending December 31,                                     2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.739
Number of Units Outstanding, End of Period                                                             964
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.346
Number of Units Outstanding, End of Period                                                           2,917
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.255
Number of Units Outstanding, End of Period                                                              39
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.017
Number of Units Outstanding, End of Period                                                           4,370
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.427
Number of Units Outstanding, End of Period                                                             785
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.221
Number of Units Outstanding, End of Period                                                           2,986
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.252
Number of Units Outstanding, End of Period                                                           2,743
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.837
Accumulation Unit Value, End of Period                                                             $13.446
Number of Units Outstanding, End of Period                                                           5,295
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $12.492
Accumulation Unit Value, End of Period                                                             $14.621
Number of Units Outstanding, End of Period                                                           1,789
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.414
Accumulation Unit Value, End of Period                                                             $12.737
Number of Units Outstanding, End of Period                                                           5,790
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $13.307
Accumulation Unit Value, End of Period                                                             $16.942
Number of Units Outstanding, End of Period                                                             311
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.603
Accumulation Unit Value, End of Period                                                             $13.653
Number of Units Outstanding, End of Period                                                           3,016
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.267
Accumulation Unit Value, End of Period                                                             $12.440
Number of Units Outstanding, End of Period                                                             476
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                       $12.038
Accumulation Unit Value, End of Period                                                             $13.148
Number of Units Outstanding, End of Period                                                           1,955
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $11.111
Accumulation Unit Value, End of Period                                                             $12.306
Number of Units Outstanding, End of Period                                                           3,879
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.809
Accumulation Unit Value, End of Period                                                             $14.292
Number of Units Outstanding, End of Period                                                           1,056
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.231
Accumulation Unit Value, End of Period                                                             $13.010
Number of Units Outstanding, End of Period                                                           2,542
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                       $11.490
Accumulation Unit Value, End of Period                                                             $12.685
Number of Units Outstanding, End of Period                                                           2,349
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                       $12.679
Accumulation Unit Value, End of Period                                                             $14.723
Number of Units Outstanding, End of Period                                                           3,309
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                       $11.482
Accumulation Unit Value, End of Period                                                             $12.186
Number of Units Outstanding, End of Period                                                           5,590
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                       $11.617
Accumulation Unit Value, End of Period                                                             $12.483
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.251
Accumulation Unit Value, End of Period                                                             $13.559
Number of Units Outstanding, End of Period                                                           2,418
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                       $11.022
Accumulation Unit Value, End of Period                                                             $11.348
Number of Units Outstanding, End of Period                                                             616
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                       $12.439
Accumulation Unit Value, End of Period                                                             $13.398
Number of Units Outstanding, End of Period                                                           1,898
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.501
Accumulation Unit Value, End of Period                                                             $10.484
Number of Units Outstanding, End of Period                                                           4,246
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $11.487
Accumulation Unit Value, End of Period                                                             $13.436
Number of Units Outstanding, End of Period                                                           2,435
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                       $11.823
Accumulation Unit Value, End of Period                                                             $13.044
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                        $9.944
Accumulation Unit Value, End of Period                                                              $9.893
Number of Units Outstanding, End of Period                                                           3,117
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                       $12.463
Accumulation Unit Value, End of Period                                                             $13.550
Number of Units Outstanding, End of Period                                                             673
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                       $12.824
Accumulation Unit Value, End of Period                                                             $14.632
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                       $12.076
Accumulation Unit Value, End of Period                                                             $13.148
Number of Units Outstanding, End of Period                                                             519
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                       $11.476
Accumulation Unit Value, End of Period                                                             $12.132
Number of Units Outstanding, End of Period                                                           5,770
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.753
Accumulation Unit Value, End of Period                                                             $14.114
Number of Units Outstanding, End of Period                                                           1,600
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                       $12.534
Accumulation Unit Value, End of Period                                                             $13.616
Number of Units Outstanding, End of Period                                                           1,225
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                       $11.647
Accumulation Unit Value, End of Period                                                             $12.448
Number of Units Outstanding, End of Period                                                           3,123
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                       $11.122
Accumulation Unit Value, End of Period                                                             $11.785
Number of Units Outstanding, End of Period                                                             102
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $11.877
Accumulation Unit Value, End of Period                                                             $13.408
Number of Units Outstanding, End of Period                                                             105
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                       $11.039
Accumulation Unit Value, End of Period                                                             $11.936
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                       $12.721
Accumulation Unit Value, End of Period                                                             $13.929
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.120
Accumulation Unit Value, End of Period                                                             $13.603
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                       $12.641
Accumulation Unit Value, End of Period                                                             $14.569
Number of Units Outstanding, End of Period                                                             388

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.30% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                    2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $10.737
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $11.343
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $12.252
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $10.014
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $11.425
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $12.218
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $11.249
Number of Units Outstanding, End of Period                                                              0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.829
Accumulation Unit Value, End of Period                                                            $13.434
Number of Units Outstanding, End of Period                                                              0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $12.484
Accumulation Unit Value, End of Period                                                            $14.608
Number of Units Outstanding, End of Period                                                              0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.407
Accumulation Unit Value, End of Period                                                            $12.726
Number of Units Outstanding, End of Period                                                              0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $13.298
Accumulation Unit Value, End of Period                                                            $16.927
Number of Units Outstanding, End of Period                                                              0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.596
Accumulation Unit Value, End of Period                                                            $13.641
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                      $12.259
Accumulation Unit Value, End of Period                                                            $12.429
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                      $12.031
Accumulation Unit Value, End of Period                                                            $13.136
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                      $11.110
Accumulation Unit Value, End of Period                                                            $12.302
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.801
Accumulation Unit Value, End of Period                                                            $14.279
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                      $12.223
Accumulation Unit Value, End of Period                                                            $12.999
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                      $11.482
Accumulation Unit Value, End of Period                                                            $12.674
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                      $12.671
Accumulation Unit Value, End of Period                                                            $14.710
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                      $11.475
Accumulation Unit Value, End of Period                                                            $12.175
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                      $11.609
Accumulation Unit Value, End of Period                                                            $12.472
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $12.243
Accumulation Unit Value, End of Period                                                            $13.547
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                      $11.014
Accumulation Unit Value, End of Period                                                            $11.338
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                      $12.431
Accumulation Unit Value, End of Period                                                            $13.387
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                      $10.494
Accumulation Unit Value, End of Period                                                            $10.475
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                      $11.480
Accumulation Unit Value, End of Period                                                            $13.424
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                      $11.815
Accumulation Unit Value, End of Period                                                            $13.032
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                       $9.938
Accumulation Unit Value, End of Period                                                             $9.884
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                      $12.454
Accumulation Unit Value, End of Period                                                            $13.538
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                      $12.816
Accumulation Unit Value, End of Period                                                            $14.619
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                      $12.068
Accumulation Unit Value, End of Period                                                            $13.136
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                      $11.468
Accumulation Unit Value, End of Period                                                            $12.121
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $12.745
Accumulation Unit Value, End of Period                                                            $14.101
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                      $12.526
Accumulation Unit Value, End of Period                                                            $13.604
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                      $11.639
Accumulation Unit Value, End of Period                                                            $12.437
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                      $11.115
Accumulation Unit Value, End of Period                                                            $11.774
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $11.869
Accumulation Unit Value, End of Period                                                            $13.396
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $10.000
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                      $11.032
Accumulation Unit Value, End of Period                                                            $11.926
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                      $12.712
Accumulation Unit Value, End of Period                                                            $13.917
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $10.000
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                      $12.119
Accumulation Unit Value, End of Period                                                            $13.598
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                      $12.633
Accumulation Unit Value, End of Period                                                            $14.556
Number of Units Outstanding, End of Period                                                              0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.35% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With Enhanced Beneficiary Protection (Annual Increase) Option)

For the Years Beginning January 1* and Ending December 31,                                     2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.734
Number of Units Outstanding, End of Period                                                           3,004
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.341
Number of Units Outstanding, End of Period                                                           1,534
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.249
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.012
Number of Units Outstanding, End of Period                                                             183
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.422
Number of Units Outstanding, End of Period                                                           2,152
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.215
Number of Units Outstanding, End of Period                                                             243
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.247
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.825
Accumulation Unit Value, End of Period                                                             $13.425
Number of Units Outstanding, End of Period                                                           7,952
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $12.479
Accumulation Unit Value, End of Period                                                             $14.599
Number of Units Outstanding, End of Period                                                           1,794
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.402
Accumulation Unit Value, End of Period                                                             $12.718
Number of Units Outstanding, End of Period                                                           5,373
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $13.293
Accumulation Unit Value, End of Period                                                             $16.917
Number of Units Outstanding, End of Period                                                               0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.591
Accumulation Unit Value, End of Period                                                             $13.633
Number of Units Outstanding, End of Period                                                             287
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.254
Accumulation Unit Value, End of Period                                                             $12.422
Number of Units Outstanding, End of Period                                                           1,526
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                       $12.026
Accumulation Unit Value, End of Period                                                             $13.128
Number of Units Outstanding, End of Period                                                           3,163
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $11.109
Accumulation Unit Value, End of Period                                                             $12.298
Number of Units Outstanding, End of Period                                                             252
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.797
Accumulation Unit Value, End of Period                                                             $14.270
Number of Units Outstanding, End of Period                                                             274
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.219
Accumulation Unit Value, End of Period                                                             $12.991
Number of Units Outstanding, End of Period                                                           1,216
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                       $11.478
Accumulation Unit Value, End of Period                                                             $12.666
Number of Units Outstanding, End of Period                                                           1,176
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                       $12.666
Accumulation Unit Value, End of Period                                                             $14.701
Number of Units Outstanding, End of Period                                                           1,774
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                       $11.470
Accumulation Unit Value, End of Period                                                             $12.168
Number of Units Outstanding, End of Period                                                           2,251
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                       $11.605
Accumulation Unit Value, End of Period                                                             $12.464
Number of Units Outstanding, End of Period                                                           2,940
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.239
Accumulation Unit Value, End of Period                                                             $13.539
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                       $11.010
Accumulation Unit Value, End of Period                                                             $11.331
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                       $12.426
Accumulation Unit Value, End of Period                                                             $13.378
Number of Units Outstanding, End of Period                                                           3,010
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.490
Accumulation Unit Value, End of Period                                                             $10.469
Number of Units Outstanding, End of Period                                                           5,937
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $11.475
Accumulation Unit Value, End of Period                                                             $13.416
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                       $11.811
Accumulation Unit Value, End of Period                                                             $13.024
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                        $9.934
Accumulation Unit Value, End of Period                                                              $9.878
Number of Units Outstanding, End of Period                                                             578
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                       $12.450
Accumulation Unit Value, End of Period                                                             $13.530
Number of Units Outstanding, End of Period                                                              27
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                       $12.811
Accumulation Unit Value, End of Period                                                             $14.610
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                       $12.064
Accumulation Unit Value, End of Period                                                             $13.128
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                       $11.464
Accumulation Unit Value, End of Period                                                             $12.113
Number of Units Outstanding, End of Period                                                             253
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.740
Accumulation Unit Value, End of Period                                                             $14.093
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                       $12.521
Accumulation Unit Value, End of Period                                                             $13.596
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                       $11.635
Accumulation Unit Value, End of Period                                                             $12.429
Number of Units Outstanding, End of Period                                                             931
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                       $11.111
Accumulation Unit Value, End of Period                                                             $11.767
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $11.864
Accumulation Unit Value, End of Period                                                             $13.388
Number of Units Outstanding, End of Period                                                             396
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                       $11.028
Accumulation Unit Value, End of Period                                                             $11.920
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                       $12.708
Accumulation Unit Value, End of Period                                                             $13.908
Number of Units Outstanding, End of Period                                                           2,525
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.118
Accumulation Unit Value, End of Period                                                             $13.593
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                       $12.628
Accumulation Unit Value, End of Period                                                             $14.547
Number of Units Outstanding, End of Period                                                           2,836

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.40% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the Earnings Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,                                     2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.729
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.335
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.244
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.007
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.417
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.210
Number of Units Outstanding, End of Period                                                              59
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.241
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.816
Accumulation Unit Value, End of Period                                                             $13.409
Number of Units Outstanding, End of Period                                                              82
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $12.470
Accumulation Unit Value, End of Period                                                             $14.581
Number of Units Outstanding, End of Period                                                              49
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.394
Accumulation Unit Value, End of Period                                                             $12.703
Number of Units Outstanding, End of Period                                                              56
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $13.283
Accumulation Unit Value, End of Period                                                             $16.896
Number of Units Outstanding, End of Period                                                               0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.583
Accumulation Unit Value, End of Period                                                             $13.616
Number of Units Outstanding, End of Period                                                              26
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.245
Accumulation Unit Value, End of Period                                                             $12.406
Number of Units Outstanding, End of Period                                                              57
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                       $12.017
Accumulation Unit Value, End of Period                                                             $13.112
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $11.106
Accumulation Unit Value, End of Period                                                             $12.289
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.788
Accumulation Unit Value, End of Period                                                             $14.253
Number of Units Outstanding, End of Period                                                              26
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.209
Accumulation Unit Value, End of Period                                                             $12.975
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                       $11.469
Accumulation Unit Value, End of Period                                                             $12.650
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                       $12.657
Accumulation Unit Value, End of Period                                                             $14.682
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                       $11.462
Accumulation Unit Value, End of Period                                                             $12.153
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                       $11.596
Accumulation Unit Value, End of Period                                                             $12.448
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.229
Accumulation Unit Value, End of Period                                                             $13.522
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                       $11.002
Accumulation Unit Value, End of Period                                                             $11.317
Number of Units Outstanding, End of Period                                                              32
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                       $12.417
Accumulation Unit Value, End of Period                                                             $13.362
Number of Units Outstanding, End of Period                                                              52
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.482
Accumulation Unit Value, End of Period                                                             $10.456
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $11.467
Accumulation Unit Value, End of Period                                                             $13.399
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                       $11.802
Accumulation Unit Value, End of Period                                                             $13.008
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                        $9.926
Accumulation Unit Value, End of Period                                                              $9.865
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                       $12.440
Accumulation Unit Value, End of Period                                                             $13.513
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                       $12.801
Accumulation Unit Value, End of Period                                                             $14.592
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                       $12.055
Accumulation Unit Value, End of Period                                                             $13.112
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                       $11.455
Accumulation Unit Value, End of Period                                                             $12.098
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.730
Accumulation Unit Value, End of Period                                                             $14.075
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                       $12.512
Accumulation Unit Value, End of Period                                                             $13.579
Number of Units Outstanding, End of Period                                                              53
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                       $11.626
Accumulation Unit Value, End of Period                                                             $12.414
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                       $11.102
Accumulation Unit Value, End of Period                                                             $11.753
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $11.855
Accumulation Unit Value, End of Period                                                             $13.371
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                       $11.019
Accumulation Unit Value, End of Period                                                             $11.907
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                       $12.698
Accumulation Unit Value, End of Period                                                             $13.891
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.115
Accumulation Unit Value, End of Period                                                             $13.584
Number of Units Outstanding, End of Period                                                              52
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                       $12.618
Accumulation Unit Value, End of Period                                                             $14.529
Number of Units Outstanding, End of Period                                                               0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.50% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                        2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $10.727
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $11.333
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $12.241
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $10.005
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $11.414
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $12.207
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $11.239
Number of Units Outstanding, End of Period                                                                  0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $11.814
Accumulation Unit Value, End of Period                                                                $13.404
Number of Units Outstanding, End of Period                                                                  0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $12.468
Accumulation Unit Value, End of Period                                                                $14.576
Number of Units Outstanding, End of Period                                                                  0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $11.392
Accumulation Unit Value, End of Period                                                                $12.698
Number of Units Outstanding, End of Period                                                                  0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $13.282
Accumulation Unit Value, End of Period                                                                $16.890
Number of Units Outstanding, End of Period                                                                  0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $11.581
Accumulation Unit Value, End of Period                                                                $13.611
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                          $12.244
Accumulation Unit Value, End of Period                                                                $12.402
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                          $12.016
Accumulation Unit Value, End of Period                                                                $13.107
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                          $11.105
Accumulation Unit Value, End of Period                                                                $12.285
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $11.786
Accumulation Unit Value, End of Period                                                                $14.248
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                          $12.208
Accumulation Unit Value, End of Period                                                                $12.970
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                          $11.468
Accumulation Unit Value, End of Period                                                                $12.646
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                          $12.655
Accumulation Unit Value, End of Period                                                                $14.677
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                          $11.460
Accumulation Unit Value, End of Period                                                                $12.149
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                          $11.595
Accumulation Unit Value, End of Period                                                                $12.444
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                          $12.228
Accumulation Unit Value, End of Period                                                                $13.518
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                          $11.001
Accumulation Unit Value, End of Period                                                                $11.313
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                          $12.415
Accumulation Unit Value, End of Period                                                                $13.357
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                          $10.481
Accumulation Unit Value, End of Period                                                                $10.452
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                          $11.466
Accumulation Unit Value, End of Period                                                                $13.395
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                          $11.801
Accumulation Unit Value, End of Period                                                                $13.004
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                           $9.925
Accumulation Unit Value, End of Period                                                                 $9.862
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                          $12.439
Accumulation Unit Value, End of Period                                                                $13.509
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                          $12.800
Accumulation Unit Value, End of Period                                                                $14.587
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                          $12.053
Accumulation Unit Value, End of Period                                                                $13.108
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                          $11.454
Accumulation Unit Value, End of Period                                                                $12.094
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                          $12.729
Accumulation Unit Value, End of Period                                                                $14.071
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                          $12.510
Accumulation Unit Value, End of Period                                                                $13.574
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                          $11.624
Accumulation Unit Value, End of Period                                                                $12.410
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                          $11.101
Accumulation Unit Value, End of Period                                                                $11.749
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                          $11.854
Accumulation Unit Value, End of Period                                                                $13.367
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $10.000
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                          $11.018
Accumulation Unit Value, End of Period                                                                $11.904
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                          $12.697
Accumulation Unit Value, End of Period                                                                $13.886
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $10.000
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                          $12.114
Accumulation Unit Value, End of Period                                                                $13.580
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                          $12.617
Accumulation Unit Value, End of Period                                                                $14.524
Number of Units Outstanding, End of Period                                                                  0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.55% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option)

For the Years Beginning January 1* and Ending December 31,                                  2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                    $10.000
Accumulation Unit Value, End of Period                                                          $10.724
Number of Units Outstanding, End of Period                                                            0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                    $10.000
Accumulation Unit Value, End of Period                                                          $11.330
Number of Units Outstanding, End of Period                                                            0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                    $10.000
Accumulation Unit Value, End of Period                                                          $12.238
Number of Units Outstanding, End of Period                                                            0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                    $10.000
Accumulation Unit Value, End of Period                                                          $10.002
Number of Units Outstanding, End of Period                                                          507
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                    $10.000
Accumulation Unit Value, End of Period                                                          $11.411
Number of Units Outstanding, End of Period                                                          469
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                    $10.000
Accumulation Unit Value, End of Period                                                          $12.204
Number of Units Outstanding, End of Period                                                            0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                    $10.000
Accumulation Unit Value, End of Period                                                          $11.236
Number of Units Outstanding, End of Period                                                            0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                    $11.820
Accumulation Unit Value, End of Period                                                          $13.407
Number of Units Outstanding, End of Period                                                          310
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                         --
Accumulation Unit Value, End of Period                                                               --
Number of Units Outstanding, End of Period                                                           --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                    $12.474
Accumulation Unit Value, End of Period                                                          $14.579
Number of Units Outstanding, End of Period                                                          379
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                         --
Accumulation Unit Value, End of Period                                                               --
Number of Units Outstanding, End of Period                                                           --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                    $11.397
Accumulation Unit Value, End of Period                                                          $12.701
Number of Units Outstanding, End of Period                                                          160
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                    $13.288
Accumulation Unit Value, End of Period                                                          $16.894
Number of Units Outstanding, End of Period                                                            0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                    $11.586
Accumulation Unit Value, End of Period                                                          $13.614
Number of Units Outstanding, End of Period                                                            0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                    $12.249
Accumulation Unit Value, End of Period                                                          $12.405
Number of Units Outstanding, End of Period                                                            0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                    $12.021
Accumulation Unit Value, End of Period                                                          $13.110
Number of Units Outstanding, End of Period                                                          307
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                    $11.104
Accumulation Unit Value, End of Period                                                          $12.281
Number of Units Outstanding, End of Period                                                            0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                    $11.792
Accumulation Unit Value, End of Period                                                          $14.251
Number of Units Outstanding, End of Period                                                            0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                    $12.214
Accumulation Unit Value, End of Period                                                          $12.973
Number of Units Outstanding, End of Period                                                            0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                    $11.473
Accumulation Unit Value, End of Period                                                          $12.649
Number of Units Outstanding, End of Period                                                          642
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                    $12.661
Accumulation Unit Value, End of Period                                                          $14.681
Number of Units Outstanding, End of Period                                                          140
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                    $11.465
Accumulation Unit Value, End of Period                                                          $12.151
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                    $11.600
Accumulation Unit Value, End of Period                                                          $12.447
Number of Units Outstanding, End of Period                                                          321
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                    $12.234
Accumulation Unit Value, End of Period                                                          $13.520
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                    $11.006
Accumulation Unit Value, End of Period                                                          $11.316
Number of Units Outstanding, End of Period                                                          473
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                    $12.421
Accumulation Unit Value, End of Period                                                          $13.360
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                    $10.485
Accumulation Unit Value, End of Period                                                          $10.454
Number of Units Outstanding, End of Period                                                          971
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                    $11.471
Accumulation Unit Value, End of Period                                                          $13.397
Number of Units Outstanding, End of Period                                                          558
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                    $11.806
Accumulation Unit Value, End of Period                                                          $13.006
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                     $9.930
Accumulation Unit Value, End of Period                                                           $9.864
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                    $12.444
Accumulation Unit Value, End of Period                                                          $13.511
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                    $12.806
Accumulation Unit Value, End of Period                                                          $14.590
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                    $12.059
Accumulation Unit Value, End of Period                                                          $13.110
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                    $11.459
Accumulation Unit Value, End of Period                                                          $12.097
Number of Units Outstanding, End of Period                                                        1,530
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                    $12.734
Accumulation Unit Value, End of Period                                                          $14.074
Number of Units Outstanding, End of Period                                                          382
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                    $12.516
Accumulation Unit Value, End of Period                                                          $13.577
Number of Units Outstanding, End of Period                                                          146
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                    $11.630
Accumulation Unit Value, End of Period                                                          $12.412
Number of Units Outstanding, End of Period                                                          319
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                         --
Accumulation Unit Value, End of Period                                                               --
Number of Units Outstanding, End of Period                                                           --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                         --
Accumulation Unit Value, End of Period                                                               --
Number of Units Outstanding, End of Period                                                           --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                    $11.106
Accumulation Unit Value, End of Period                                                          $11.751
Number of Units Outstanding, End of Period                                                            0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                    $11.860
Accumulation Unit Value, End of Period                                                          $13.370
Number of Units Outstanding, End of Period                                                            0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                    $10.000
Accumulation Unit Value, End of Period                                                          $10.000
Number of Units Outstanding, End of Period                                                            0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                    $11.023
Accumulation Unit Value, End of Period                                                          $11.908
Number of Units Outstanding, End of Period                                                            0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                    $12.702
Accumulation Unit Value, End of Period                                                          $13.889
Number of Units Outstanding, End of Period                                                            0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                         --
Accumulation Unit Value, End of Period                                                               --
Number of Units Outstanding, End of Period                                                           --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                         --
Accumulation Unit Value, End of Period                                                               --
Number of Units Outstanding, End of Period                                                           --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                    $10.000
Accumulation Unit Value, End of Period                                                          $10.000
Number of Units Outstanding, End of Period                                                            0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                    $12.113
Accumulation Unit Value, End of Period                                                          $13.575
Number of Units Outstanding, End of Period                                                            0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                         --
Accumulation Unit Value, End of Period                                                               --
Number of Units Outstanding, End of Period                                                           --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                    $12.623
Accumulation Unit Value, End of Period                                                          $14.527
Number of Units Outstanding, End of Period                                                            0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.60% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                     2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.722
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.327
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.235
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.409
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.201
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.233
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.802
Accumulation Unit Value, End of Period                                                             $13.384
Number of Units Outstanding, End of Period                                                           2,249
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $12.456
Accumulation Unit Value, End of Period                                                             $14.554
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.381
Accumulation Unit Value, End of Period                                                             $12.679
Number of Units Outstanding, End of Period                                                           1,895
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $13.268
Accumulation Unit Value, End of Period                                                             $16.865
Number of Units Outstanding, End of Period                                                               0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.569
Accumulation Unit Value, End of Period                                                             $13.591
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.231
Accumulation Unit Value, End of Period                                                             $12.384
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                       $12.003
Accumulation Unit Value, End of Period                                                             $13.087
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $11.103
Accumulation Unit Value, End of Period                                                             $12.277
Number of Units Outstanding, End of Period                                                           2,448
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.774
Accumulation Unit Value, End of Period                                                             $14.227
Number of Units Outstanding, End of Period                                                             423
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.195
Accumulation Unit Value, End of Period                                                             $12.951
Number of Units Outstanding, End of Period                                                             927
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                       $11.456
Accumulation Unit Value, End of Period                                                             $12.627
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                       $12.642
Accumulation Unit Value, End of Period                                                             $14.655
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                       $11.448
Accumulation Unit Value, End of Period                                                             $12.130
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                       $11.583
Accumulation Unit Value, End of Period                                                             $12.425
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.215
Accumulation Unit Value, End of Period                                                             $13.497
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                       $10.989
Accumulation Unit Value, End of Period                                                             $11.296
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                       $12.402
Accumulation Unit Value, End of Period                                                             $13.337
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.470
Accumulation Unit Value, End of Period                                                             $10.436
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $11.454
Accumulation Unit Value, End of Period                                                             $13.374
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                       $11.788
Accumulation Unit Value, End of Period                                                             $12.984
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                        $9.915
Accumulation Unit Value, End of Period                                                              $9.847
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                       $12.426
Accumulation Unit Value, End of Period                                                             $13.488
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                       $12.787
Accumulation Unit Value, End of Period                                                             $14.565
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                       $12.041
Accumulation Unit Value, End of Period                                                             $13.088
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                       $11.442
Accumulation Unit Value, End of Period                                                             $12.076
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.716
Accumulation Unit Value, End of Period                                                             $14.049
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                       $12.497
Accumulation Unit Value, End of Period                                                             $13.554
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                       $11.612
Accumulation Unit Value, End of Period                                                             $12.391
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                       $11.089
Accumulation Unit Value, End of Period                                                             $11.731
Number of Units Outstanding, End of Period                                                             511
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $11.842
Accumulation Unit Value, End of Period                                                             $13.347
Number of Units Outstanding, End of Period                                                             450
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                       $11.007
Accumulation Unit Value, End of Period                                                             $11.888
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                       $12.683
Accumulation Unit Value, End of Period                                                             $13.865
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.112
Accumulation Unit Value, End of Period                                                             $13.570
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                       $12.604
Accumulation Unit Value, End of Period                                                             $14.502
Number of Units Outstanding, End of Period                                                               0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.65% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,                                    2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $10.719
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $11.325
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $12.232
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                             $9.998
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $11.406
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $12.198
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $11.231
Number of Units Outstanding, End of Period                                                              0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.801
Accumulation Unit Value, End of Period                                                            $13.380
Number of Units Outstanding, End of Period                                                              0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $12.454
Accumulation Unit Value, End of Period                                                            $14.549
Number of Units Outstanding, End of Period                                                              0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.379
Accumulation Unit Value, End of Period                                                            $12.675
Number of Units Outstanding, End of Period                                                              0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $13.266
Accumulation Unit Value, End of Period                                                            $16.859
Number of Units Outstanding, End of Period                                                              0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.568
Accumulation Unit Value, End of Period                                                            $13.586
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                      $12.230
Accumulation Unit Value, End of Period                                                            $12.379
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                      $12.002
Accumulation Unit Value, End of Period                                                            $13.083
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                      $11.102
Accumulation Unit Value, End of Period                                                            $12.273
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.773
Accumulation Unit Value, End of Period                                                            $14.222
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                      $12.194
Accumulation Unit Value, End of Period                                                            $12.946
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                      $11.455
Accumulation Unit Value, End of Period                                                            $12.623
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                      $12.641
Accumulation Unit Value, End of Period                                                            $14.650
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                      $11.447
Accumulation Unit Value, End of Period                                                            $12.126
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                      $11.582
Accumulation Unit Value, End of Period                                                            $12.421
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $12.214
Accumulation Unit Value, End of Period                                                            $13.493
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                      $10.988
Accumulation Unit Value, End of Period                                                            $11.292
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                      $12.401
Accumulation Unit Value, End of Period                                                            $13.333
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                      $10.469
Accumulation Unit Value, End of Period                                                            $10.433
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                      $11.452
Accumulation Unit Value, End of Period                                                            $13.370
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                      $11.787
Accumulation Unit Value, End of Period                                                            $12.980
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                       $9.914
Accumulation Unit Value, End of Period                                                             $9.844
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                      $12.425
Accumulation Unit Value, End of Period                                                            $13.484
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                      $12.786
Accumulation Unit Value, End of Period                                                            $14.560
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                      $12.040
Accumulation Unit Value, End of Period                                                            $13.083
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                      $11.441
Accumulation Unit Value, End of Period                                                            $12.072
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $12.714
Accumulation Unit Value, End of Period                                                            $14.045
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                      $12.496
Accumulation Unit Value, End of Period                                                            $13.549
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                      $11.611
Accumulation Unit Value, End of Period                                                            $12.387
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                      $11.088
Accumulation Unit Value, End of Period                                                            $11.727
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $11.841
Accumulation Unit Value, End of Period                                                            $13.342
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $10.000
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                      $11.005
Accumulation Unit Value, End of Period                                                            $11.885
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                      $12.682
Accumulation Unit Value, End of Period                                                            $13.861
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $10.000
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                      $12.110
Accumulation Unit Value, End of Period                                                            $13.566
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                      $12.603
Accumulation Unit Value, End of Period                                                            $14.497
Number of Units Outstanding, End of Period                                                              0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.70% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,                                    2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $10.714
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $11.319
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $12.226
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                             $9.993
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $11.400
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $12.193
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $11.225
Number of Units Outstanding, End of Period                                                              0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.789
Accumulation Unit Value, End of Period                                                            $13.359
Number of Units Outstanding, End of Period                                                              0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $12.441
Accumulation Unit Value, End of Period                                                            $14.527
Number of Units Outstanding, End of Period                                                              0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.368
Accumulation Unit Value, End of Period                                                            $12.656
Number of Units Outstanding, End of Period                                                              0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $13.253
Accumulation Unit Value, End of Period                                                            $16.833
Number of Units Outstanding, End of Period                                                              0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.556
Accumulation Unit Value, End of Period                                                            $13.565
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                      $12.217
Accumulation Unit Value, End of Period                                                            $12.361
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                      $11.989
Accumulation Unit Value, End of Period                                                            $13.063
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                      $11.100
Accumulation Unit Value, End of Period                                                            $12.264
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.761
Accumulation Unit Value, End of Period                                                            $14.200
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                      $12.182
Accumulation Unit Value, End of Period                                                            $12.927
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                      $11.443
Accumulation Unit Value, End of Period                                                            $12.604
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                      $12.628
Accumulation Unit Value, End of Period                                                            $14.628
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                      $11.435
Accumulation Unit Value, End of Period                                                            $12.108
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                      $11.570
Accumulation Unit Value, End of Period                                                            $12.402
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $12.201
Accumulation Unit Value, End of Period                                                            $13.472
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                      $10.977
Accumulation Unit Value, End of Period                                                            $11.275
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                      $12.388
Accumulation Unit Value, End of Period                                                            $13.312
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                      $10.458
Accumulation Unit Value, End of Period                                                            $10.417
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                      $11.441
Accumulation Unit Value, End of Period                                                            $13.350
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                      $11.775
Accumulation Unit Value, End of Period                                                            $12.960
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                       $9.904
Accumulation Unit Value, End of Period                                                             $9.829
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                      $12.412
Accumulation Unit Value, End of Period                                                            $13.463
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                      $12.772
Accumulation Unit Value, End of Period                                                            $14.538
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                      $12.027
Accumulation Unit Value, End of Period                                                            $13.064
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                      $11.429
Accumulation Unit Value, End of Period                                                            $12.054
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $12.701
Accumulation Unit Value, End of Period                                                            $14.023
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                      $12.483
Accumulation Unit Value, End of Period                                                            $13.529
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                      $11.599
Accumulation Unit Value, End of Period                                                            $12.368
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                      $11.077
Accumulation Unit Value, End of Period                                                            $11.709
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $11.828
Accumulation Unit Value, End of Period                                                            $13.322
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $10.000
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                      $10.994
Accumulation Unit Value, End of Period                                                            $11.869
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                      $12.669
Accumulation Unit Value, End of Period                                                            $13.840
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $10.000
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                      $12.108
Accumulation Unit Value, End of Period                                                            $13.556
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                      $12.590
Accumulation Unit Value, End of Period                                                            $14.475
Number of Units Outstanding, End of Period                                                              0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.80% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                 2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                   $10.000
Accumulation Unit Value, End of Period                                                         $10.711
Number of Units Outstanding, End of Period                                                           0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000
Accumulation Unit Value, End of Period                                                         $11.317
Number of Units Outstanding, End of Period                                                           0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000
Accumulation Unit Value, End of Period                                                         $12.223
Number of Units Outstanding, End of Period                                                           0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                   $10.000
Accumulation Unit Value, End of Period                                                          $9.991
Number of Units Outstanding, End of Period                                                           0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000
Accumulation Unit Value, End of Period                                                         $11.398
Number of Units Outstanding, End of Period                                                           0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000
Accumulation Unit Value, End of Period                                                         $12.190
Number of Units Outstanding, End of Period                                                           0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                   $10.000
Accumulation Unit Value, End of Period                                                         $11.223
Number of Units Outstanding, End of Period                                                           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                   $11.797
Accumulation Unit Value, End of Period                                                         $13.366
Number of Units Outstanding, End of Period                                                           0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                        --
Accumulation Unit Value, End of Period                                                              --
Number of Units Outstanding, End of Period                                                          --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                   $12.450
Accumulation Unit Value, End of Period                                                         $14.534
Number of Units Outstanding, End of Period                                                           0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                        --
Accumulation Unit Value, End of Period                                                              --
Number of Units Outstanding, End of Period                                                          --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                   $11.376
Accumulation Unit Value, End of Period                                                         $12.662
Number of Units Outstanding, End of Period                                                           0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                   $13.262
Accumulation Unit Value, End of Period                                                         $16.842
Number of Units Outstanding, End of Period                                                           0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                   $11.564
Accumulation Unit Value, End of Period                                                         $13.572
Number of Units Outstanding, End of Period                                                           0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                   $12.226
Accumulation Unit Value, End of Period                                                         $12.367
Number of Units Outstanding, End of Period                                                           0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                   $11.998
Accumulation Unit Value, End of Period                                                         $13.069
Number of Units Outstanding, End of Period                                                           0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                   $11.098
Accumulation Unit Value, End of Period                                                         $12.260
Number of Units Outstanding, End of Period                                                           0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                   $11.769
Accumulation Unit Value, End of Period                                                         $14.207
Number of Units Outstanding, End of Period                                                           0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                   $12.190
Accumulation Unit Value, End of Period                                                         $12.933
Number of Units Outstanding, End of Period                                                           0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                   $11.451
Accumulation Unit Value, End of Period                                                         $12.610
Number of Units Outstanding, End of Period                                                           0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                   $12.637
Accumulation Unit Value, End of Period                                                         $14.635
Number of Units Outstanding, End of Period                                                           0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                   $11.444
Accumulation Unit Value, End of Period                                                         $12.114
Number of Units Outstanding, End of Period                                                           0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                   $11.578
Accumulation Unit Value, End of Period                                                         $12.408
Number of Units Outstanding, End of Period                                                           0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $12.210
Accumulation Unit Value, End of Period                                                         $13.479
Number of Units Outstanding, End of Period                                                           0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                   $10.985
Accumulation Unit Value, End of Period                                                         $11.281
Number of Units Outstanding, End of Period                                                           0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                   $12.397
Accumulation Unit Value, End of Period                                                         $13.319
Number of Units Outstanding, End of Period                                                           0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.465
Accumulation Unit Value, End of Period                                                         $10.422
Number of Units Outstanding, End of Period                                                           0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                   $11.449
Accumulation Unit Value, End of Period                                                         $13.356
Number of Units Outstanding, End of Period                                                           0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                   $11.783
Accumulation Unit Value, End of Period                                                         $12.966
Number of Units Outstanding, End of Period                                                           0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                    $9.911
Accumulation Unit Value, End of Period                                                          $9.834
Number of Units Outstanding, End of Period                                                           0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                   $12.421
Accumulation Unit Value, End of Period                                                         $13.470
Number of Units Outstanding, End of Period                                                           0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                   $12.782
Accumulation Unit Value, End of Period                                                         $14.545
Number of Units Outstanding, End of Period                                                           0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                   $12.036
Accumulation Unit Value, End of Period                                                         $13.070
Number of Units Outstanding, End of Period                                                           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                   $11.437
Accumulation Unit Value, End of Period                                                         $12.060
Number of Units Outstanding, End of Period                                                           0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $12.710
Accumulation Unit Value, End of Period                                                         $14.030
Number of Units Outstanding, End of Period                                                           0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                   $12.492
Accumulation Unit Value, End of Period                                                         $13.535
Number of Units Outstanding, End of Period                                                           0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                   $11.608
Accumulation Unit Value, End of Period                                                         $12.374
Number of Units Outstanding, End of Period                                                           0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                        --
Accumulation Unit Value, End of Period                                                              --
Number of Units Outstanding, End of Period                                                          --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                        --
Accumulation Unit Value, End of Period                                                              --
Number of Units Outstanding, End of Period                                                          --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                   $11.085
Accumulation Unit Value, End of Period                                                         $11.715
Number of Units Outstanding, End of Period                                                           0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $11.837
Accumulation Unit Value, End of Period                                                         $13.328
Number of Units Outstanding, End of Period                                                           0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                   $10.000
Accumulation Unit Value, End of Period                                                         $10.000
Number of Units Outstanding, End of Period                                                           0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                   $11.002
Accumulation Unit Value, End of Period                                                         $11.876
Number of Units Outstanding, End of Period                                                           0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                   $12.678
Accumulation Unit Value, End of Period                                                         $13.847
Number of Units Outstanding, End of Period                                                           0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                        --
Accumulation Unit Value, End of Period                                                              --
Number of Units Outstanding, End of Period                                                          --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                        --
Accumulation Unit Value, End of Period                                                              --
Number of Units Outstanding, End of Period                                                          --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                   $10.000
Accumulation Unit Value, End of Period                                                         $10.000
Number of Units Outstanding, End of Period                                                           0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                   $12.107
Accumulation Unit Value, End of Period                                                         $13.552
Number of Units Outstanding, End of Period                                                           0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                        --
Accumulation Unit Value, End of Period                                                              --
Number of Units Outstanding, End of Period                                                          --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                   $12.599
Accumulation Unit Value, End of Period                                                         $14.482
Number of Units Outstanding, End of Period                                                           0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.85% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option

Allstate  Advisor  Preferred  Contracts  with 5 Year  Withdrawal  Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit Option)

For the Years Beginning January 1* and Ending December 31,                                     2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.724
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.330
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.238
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.002
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.411
Number of Units Outstanding, End of Period                                                             292
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.204
Number of Units Outstanding, End of Period                                                             275
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.236
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.810
Accumulation Unit Value, End of Period                                                             $13.396
Number of Units Outstanding, End of Period                                                           3,920
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $12.464
Accumulation Unit Value, End of Period                                                             $14.567
Number of Units Outstanding, End of Period                                                           1,099
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.388
Accumulation Unit Value, End of Period                                                             $12.690
Number of Units Outstanding, End of Period                                                           6,131
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $13.277
Accumulation Unit Value, End of Period                                                             $16.880
Number of Units Outstanding, End of Period                                                              41
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.577
Accumulation Unit Value, End of Period                                                             $13.603
Number of Units Outstanding, End of Period                                                           2,251
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.239
Accumulation Unit Value, End of Period                                                             $12.395
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                       $12.011
Accumulation Unit Value, End of Period                                                             $13.099
Number of Units Outstanding, End of Period                                                           1,371
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $11.104
Accumulation Unit Value, End of Period                                                             $12.281
Number of Units Outstanding, End of Period                                                             352
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.782
Accumulation Unit Value, End of Period                                                             $14.239
Number of Units Outstanding, End of Period                                                              49
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.203
Accumulation Unit Value, End of Period                                                             $12.962
Number of Units Outstanding, End of Period                                                             326
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                       $11.464
Accumulation Unit Value, End of Period                                                             $12.638
Number of Units Outstanding, End of Period                                                           1,190
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                       $12.650
Accumulation Unit Value, End of Period                                                             $14.668
Number of Units Outstanding, End of Period                                                           2,746
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                       $11.456
Accumulation Unit Value, End of Period                                                             $12.141
Number of Units Outstanding, End of Period                                                           2,752
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                       $11.590
Accumulation Unit Value, End of Period                                                             $12.437
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.223
Accumulation Unit Value, End of Period                                                             $13.509
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                       $10.996
Accumulation Unit Value, End of Period                                                             $11.306
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                       $12.411
Accumulation Unit Value, End of Period                                                             $13.349
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.477
Accumulation Unit Value, End of Period                                                             $10.446
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $11.461
Accumulation Unit Value, End of Period                                                             $13.386
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                       $11.796
Accumulation Unit Value, End of Period                                                             $12.996
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                        $9.921
Accumulation Unit Value, End of Period                                                              $9.856
Number of Units Outstanding, End of Period                                                             103
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                       $12.434
Accumulation Unit Value, End of Period                                                             $13.500
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                       $12.795
Accumulation Unit Value, End of Period                                                             $14.578
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                       $12.049
Accumulation Unit Value, End of Period                                                             $13.100
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                       $11.449
Accumulation Unit Value, End of Period                                                             $12.087
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.724
Accumulation Unit Value, End of Period                                                             $14.062
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                       $12.506
Accumulation Unit Value, End of Period                                                             $13.566
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                       $11.620
Accumulation Unit Value, End of Period                                                             $12.402
Number of Units Outstanding, End of Period                                                             236
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                       $11.097
Accumulation Unit Value, End of Period                                                             $11.741
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $11.850
Accumulation Unit Value, End of Period                                                             $13.359
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                       $11.014
Accumulation Unit Value, End of Period                                                             $11.898
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                       $12.692
Accumulation Unit Value, End of Period                                                             $13.878
Number of Units Outstanding, End of Period                                                             230
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.113
Accumulation Unit Value, End of Period                                                             $13.575
Number of Units Outstanding, End of Period                                                             107
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                       $12.612
Accumulation Unit Value, End of Period                                                             $14.515
Number of Units Outstanding, End of Period                                                              77

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.60% and Administrative Expense Charge of 0.19%.


(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor  Preferred  Contracts  with 5 Year  Withdrawal  Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                   2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.722
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $11.327
Number of Units Outstanding, End of Period                                                           717
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $12.235
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.000
Number of Units Outstanding, End of Period                                                         1,202
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $11.409
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $12.201
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $11.233
Number of Units Outstanding, End of Period                                                             0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $11.802
Accumulation Unit Value, End of Period                                                           $13.384
Number of Units Outstanding, End of Period                                                           609
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $12.456
Accumulation Unit Value, End of Period                                                           $14.554
Number of Units Outstanding, End of Period                                                             0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $11.381
Accumulation Unit Value, End of Period                                                           $12.679
Number of Units Outstanding, End of Period                                                           479
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $13.268
Accumulation Unit Value, End of Period                                                           $16.865
Number of Units Outstanding, End of Period                                                             0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $11.569
Accumulation Unit Value, End of Period                                                           $13.591
Number of Units Outstanding, End of Period                                                           301
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                     $12.231
Accumulation Unit Value, End of Period                                                           $12.384
Number of Units Outstanding, End of Period                                                           488
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                     $12.003
Accumulation Unit Value, End of Period                                                           $13.087
Number of Units Outstanding, End of Period                                                           849
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                     $11.103
Accumulation Unit Value, End of Period                                                           $12.277
Number of Units Outstanding, End of Period                                                             0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $11.774
Accumulation Unit Value, End of Period                                                           $14.227
Number of Units Outstanding, End of Period                                                           289
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                     $12.195
Accumulation Unit Value, End of Period                                                           $12.951
Number of Units Outstanding, End of Period                                                           851
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                     $11.456
Accumulation Unit Value, End of Period                                                           $12.627
Number of Units Outstanding, End of Period                                                             0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                     $12.642
Accumulation Unit Value, End of Period                                                           $14.655
Number of Units Outstanding, End of Period                                                           686
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                     $11.448
Accumulation Unit Value, End of Period                                                           $12.130
Number of Units Outstanding, End of Period                                                         1,075
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                     $11.583
Accumulation Unit Value, End of Period                                                           $12.425
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                     $12.215
Accumulation Unit Value, End of Period                                                           $13.497
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                     $10.989
Accumulation Unit Value, End of Period                                                           $11.296
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                     $12.402
Accumulation Unit Value, End of Period                                                           $13.337
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                     $10.470
Accumulation Unit Value, End of Period                                                           $10.436
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                     $11.454
Accumulation Unit Value, End of Period                                                           $13.374
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                     $11.788
Accumulation Unit Value, End of Period                                                           $12.984
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                      $9.915
Accumulation Unit Value, End of Period                                                            $9.847
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                     $12.426
Accumulation Unit Value, End of Period                                                           $13.488
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                     $12.787
Accumulation Unit Value, End of Period                                                           $14.565
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                     $12.041
Accumulation Unit Value, End of Period                                                           $13.088
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                     $11.442
Accumulation Unit Value, End of Period                                                           $12.076
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                     $12.716
Accumulation Unit Value, End of Period                                                           $14.049
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                     $12.497
Accumulation Unit Value, End of Period                                                           $13.554
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                     $11.612
Accumulation Unit Value, End of Period                                                           $12.391
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                     $11.089
Accumulation Unit Value, End of Period                                                           $11.731
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                     $11.842
Accumulation Unit Value, End of Period                                                           $13.347
Number of Units Outstanding, End of Period                                                           533
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.000
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                     $11.007
Accumulation Unit Value, End of Period                                                           $11.888
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                     $12.683
Accumulation Unit Value, End of Period                                                           $13.865
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.000
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                     $12.112
Accumulation Unit Value, End of Period                                                           $13.570
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                     $12.604
Accumulation Unit Value, End of Period                                                           $14.502
Number of Units Outstanding, End of Period                                                             0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.65% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor  Preferred  Contracts  with 5 Year  Withdrawal  Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With Enhanced Beneficiary Protection (Annual Increase) Option)

For the Years Beginning January 1* and Ending December 31,                                           2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                             $10.000
Accumulation Unit Value, End of Period                                                                   $10.719
Number of Units Outstanding, End of Period                                                                 2,017
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                             $10.000
Accumulation Unit Value, End of Period                                                                   $11.325
Number of Units Outstanding, End of Period                                                                   260
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                             $10.000
Accumulation Unit Value, End of Period                                                                   $12.232
Number of Units Outstanding, End of Period                                                                     0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                             $10.000
Accumulation Unit Value, End of Period                                                                    $9.998
Number of Units Outstanding, End of Period                                                                     0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                             $10.000
Accumulation Unit Value, End of Period                                                                   $11.406
Number of Units Outstanding, End of Period                                                                   483
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                             $10.000
Accumulation Unit Value, End of Period                                                                   $12.198
Number of Units Outstanding, End of Period                                                                     0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                             $10.000
Accumulation Unit Value, End of Period                                                                   $11.231
Number of Units Outstanding, End of Period                                                                   547
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                             $11.798
Accumulation Unit Value, End of Period                                                                   $13.376
Number of Units Outstanding, End of Period                                                                 6,814
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                                  --
Accumulation Unit Value, End of Period                                                                        --
Number of Units Outstanding, End of Period                                                                    --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                             $12.451
Accumulation Unit Value, End of Period                                                                   $14.545
Number of Units Outstanding, End of Period                                                                 4,586
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                                  --
Accumulation Unit Value, End of Period                                                                        --
Number of Units Outstanding, End of Period                                                                    --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                             $11.376
Accumulation Unit Value, End of Period                                                                   $12.671
Number of Units Outstanding, End of Period                                                                 6,776
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                             $13.263
Accumulation Unit Value, End of Period                                                                   $16.854
Number of Units Outstanding, End of Period                                                                 3,157
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                             $11.565
Accumulation Unit Value, End of Period                                                                   $13.582
Number of Units Outstanding, End of Period                                                                 1,737
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                             $12.227
Accumulation Unit Value, End of Period                                                                   $12.376
Number of Units Outstanding, End of Period                                                                     0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                             $11.999
Accumulation Unit Value, End of Period                                                                   $13.079
Number of Units Outstanding, End of Period                                                                   203
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                             $11.102
Accumulation Unit Value, End of Period                                                                   $12.273
Number of Units Outstanding, End of Period                                                                     0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                             $11.770
Accumulation Unit Value, End of Period                                                                   $14.218
Number of Units Outstanding, End of Period                                                                     0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                             $12.191
Accumulation Unit Value, End of Period                                                                   $12.943
Number of Units Outstanding, End of Period                                                                     0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                             $11.452
Accumulation Unit Value, End of Period                                                                   $12.619
Number of Units Outstanding, End of Period                                                                     0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                             $12.637
Accumulation Unit Value, End of Period                                                                   $14.646
Number of Units Outstanding, End of Period                                                                     0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                             $11.444
Accumulation Unit Value, End of Period                                                                   $12.123
Number of Units Outstanding, End of Period                                                                   711
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                             $11.578
Accumulation Unit Value, End of Period                                                                   $12.418
Number of Units Outstanding, End of Period                                                                 1,191
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                             $12.211
Accumulation Unit Value, End of Period                                                                   $13.489
Number of Units Outstanding, End of Period                                                                     0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                             $10.985
Accumulation Unit Value, End of Period                                                                   $11.289
Number of Units Outstanding, End of Period                                                                 1,179
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                             $12.398
Accumulation Unit Value, End of Period                                                                   $13.329
Number of Units Outstanding, End of Period                                                                   909
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                             $10.466
Accumulation Unit Value, End of Period                                                                   $10.430
Number of Units Outstanding, End of Period                                                                 2,263
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                             $11.449
Accumulation Unit Value, End of Period                                                                   $13.366
Number of Units Outstanding, End of Period                                                                     0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                             $11.784
Accumulation Unit Value, End of Period                                                                   $12.976
Number of Units Outstanding, End of Period                                                                 1,745
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                              $9.911
Accumulation Unit Value, End of Period                                                                    $9.841
Number of Units Outstanding, End of Period                                                                     0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                             $12.421
Accumulation Unit Value, End of Period                                                                   $13.480
Number of Units Outstanding, End of Period                                                                 1,882
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                             $12.782
Accumulation Unit Value, End of Period                                                                   $14.556
Number of Units Outstanding, End of Period                                                                     0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                             $12.036
Accumulation Unit Value, End of Period                                                                   $13.080
Number of Units Outstanding, End of Period                                                                     0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                             $11.438
Accumulation Unit Value, End of Period                                                                   $12.069
Number of Units Outstanding, End of Period                                                                     0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                             $12.711
Accumulation Unit Value, End of Period                                                                   $14.041
Number of Units Outstanding, End of Period                                                                     0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                             $12.493
Accumulation Unit Value, End of Period                                                                   $13.545
Number of Units Outstanding, End of Period                                                                     0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                             $11.608
Accumulation Unit Value, End of Period                                                                   $12.383
Number of Units Outstanding, End of Period                                                                 6,098
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                                  --
Accumulation Unit Value, End of Period                                                                        --
Number of Units Outstanding, End of Period                                                                    --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                                  --
Accumulation Unit Value, End of Period                                                                        --
Number of Units Outstanding, End of Period                                                                    --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                             $11.085
Accumulation Unit Value, End of Period                                                                   $11.724
Number of Units Outstanding, End of Period                                                                 1,692
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                             $11.837
Accumulation Unit Value, End of Period                                                                   $13.338
Number of Units Outstanding, End of Period                                                                 3,945
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                             $10.000
Accumulation Unit Value, End of Period                                                                   $10.000
Number of Units Outstanding, End of Period                                                                     0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                             $11.002
Accumulation Unit Value, End of Period                                                                   $11.882
Number of Units Outstanding, End of Period
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                             $12.679
Accumulation Unit Value, End of Period                                                                   $13.857
Number of Units Outstanding, End of Period                                                                 1,142
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                                  --
Accumulation Unit Value, End of Period                                                                        --
Number of Units Outstanding, End of Period                                                                    --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                                  --
Accumulation Unit Value, End of Period                                                                        --
Number of Units Outstanding, End of Period                                                                    --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                             $10.000
Accumulation Unit Value, End of Period                                                                   $10.000
Number of Units Outstanding, End of Period                                                                     0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                             $12.110
Accumulation Unit Value, End of Period                                                                   $13.566
Number of Units Outstanding, End of Period                                                                 3,859
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                                  --
Accumulation Unit Value, End of Period                                                                        --
Number of Units Outstanding, End of Period                                                                    --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                             $12.599
Accumulation Unit Value, End of Period                                                                   $14.493
Number of Units Outstanding, End of Period                                                                 2,436

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.70% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor  Preferred  Contracts  with 5 Year  Withdrawal  Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the Earnings Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,                                     2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.714
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.319
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.226
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                              $9.993
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.400
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.193
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.225
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.789
Accumulation Unit Value, End of Period                                                             $13.359
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $12.441
Accumulation Unit Value, End of Period                                                             $14.527
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.368
Accumulation Unit Value, End of Period                                                             $12.656
Number of Units Outstanding, End of Period                                                               0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $13.253
Accumulation Unit Value, End of Period                                                             $16.833
Number of Units Outstanding, End of Period                                                               0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.556
Accumulation Unit Value, End of Period                                                             $13.565
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.217
Accumulation Unit Value, End of Period                                                             $12.361
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                       $11.989
Accumulation Unit Value, End of Period                                                             $13.063
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $11.100
Accumulation Unit Value, End of Period                                                             $12.264
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.761
Accumulation Unit Value, End of Period                                                             $14.200
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.182
Accumulation Unit Value, End of Period                                                             $12.927
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                       $11.443
Accumulation Unit Value, End of Period                                                             $12.604
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                       $12.628
Accumulation Unit Value, End of Period                                                             $14.628
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                       $11.435
Accumulation Unit Value, End of Period                                                             $12.108
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                       $11.570
Accumulation Unit Value, End of Period                                                             $12.402
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.201
Accumulation Unit Value, End of Period                                                             $13.472
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                       $10.977
Accumulation Unit Value, End of Period                                                             $11.275
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                       $12.388
Accumulation Unit Value, End of Period                                                             $13.312
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.458
Accumulation Unit Value, End of Period                                                             $10.417
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $11.441
Accumulation Unit Value, End of Period                                                             $13.350
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                       $11.775
Accumulation Unit Value, End of Period                                                             $12.960
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                        $9.904
Accumulation Unit Value, End of Period                                                              $9.829
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                       $12.412
Accumulation Unit Value, End of Period                                                             $13.463
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                       $12.772
Accumulation Unit Value, End of Period                                                             $14.538
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                       $12.027
Accumulation Unit Value, End of Period                                                             $13.064
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                       $11.429
Accumulation Unit Value, End of Period                                                             $12.054
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.701
Accumulation Unit Value, End of Period                                                             $14.023
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                       $12.483
Accumulation Unit Value, End of Period                                                             $13.529
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                       $11.599
Accumulation Unit Value, End of Period                                                             $12.368
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                       $11.077
Accumulation Unit Value, End of Period                                                             $11.709
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $11.828
Accumulation Unit Value, End of Period                                                             $13.322
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                       $10.994
Accumulation Unit Value, End of Period                                                             $11.869
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                       $12.669
Accumulation Unit Value, End of Period                                                             $13.840
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.108
Accumulation Unit Value, End of Period                                                             $13.556
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                       $12.590
Accumulation Unit Value, End of Period                                                             $14.475
Number of Units Outstanding, End of Period                                                               0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.80% and Administrative Expense Charge of 0.19%.



(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor  Preferred  Contracts  with 5 Year  Withdrawal  Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                     2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.711
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.317
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.223
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                              $9.991
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.398
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.190
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.223
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.787
Accumulation Unit Value, End of Period                                                             $13.355
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $12.440
Accumulation Unit Value, End of Period                                                             $14.522
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.366
Accumulation Unit Value, End of Period                                                             $12.651
Number of Units Outstanding, End of Period                                                               0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $13.251
Accumulation Unit Value, End of Period                                                             $16.828
Number of Units Outstanding, End of Period                                                               0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.555
Accumulation Unit Value, End of Period                                                             $13.561
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.216
Accumulation Unit Value, End of Period                                                             $12.356
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                       $11.988
Accumulation Unit Value, End of Period                                                             $13.059
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $11.098
Accumulation Unit Value, End of Period                                                             $12.260
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.760
Accumulation Unit Value, End of Period                                                             $14.195
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.180
Accumulation Unit Value, End of Period                                                             $12.922
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                       $11.442
Accumulation Unit Value, End of Period                                                             $12.599
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                       $12.626
Accumulation Unit Value, End of Period                                                             $14.623
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                       $11.434
Accumulation Unit Value, End of Period                                                             $12.104
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                       $11.568
Accumulation Unit Value, End of Period                                                             $12.398
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.200
Accumulation Unit Value, End of Period                                                             $13.468
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                       $10.976
Accumulation Unit Value, End of Period                                                             $11.271
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                       $12.387
Accumulation Unit Value, End of Period                                                             $13.308
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.457
Accumulation Unit Value, End of Period                                                             $10.414
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $11.439
Accumulation Unit Value, End of Period                                                             $13.345
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                       $11.774
Accumulation Unit Value, End of Period                                                             $12.956
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                        $9.903
Accumulation Unit Value, End of Period                                                              $9.826
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                       $12.411
Accumulation Unit Value, End of Period                                                             $13.459
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                       $12.771
Accumulation Unit Value, End of Period                                                             $14.533
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                       $12.026
Accumulation Unit Value, End of Period                                                             $13.059
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                       $11.428
Accumulation Unit Value, End of Period                                                             $12.050
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.700
Accumulation Unit Value, End of Period                                                             $14.019
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                       $12.482
Accumulation Unit Value, End of Period                                                             $13.524
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                       $11.598
Accumulation Unit Value, End of Period                                                             $12.364
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                       $11.076
Accumulation Unit Value, End of Period                                                             $11.705
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $11.827
Accumulation Unit Value, End of Period                                                             $13.317
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                       $10.993
Accumulation Unit Value, End of Period                                                             $11.866
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                       $12.668
Accumulation Unit Value, End of Period                                                             $13.835
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.107
Accumulation Unit Value, End of Period                                                             $13.552
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                       $12.588
Accumulation Unit Value, End of Period                                                             $14.470
Number of Units Outstanding, End of Period                                                               0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.85% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor  Preferred  Contracts  with 5 Year  Withdrawal  Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option)

For the Years Beginning January 1* and Ending December 31,                                    2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $10.709
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $11.314
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $12.220
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                             $9.988
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $11.395
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $12.187
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $11.220
Number of Units Outstanding, End of Period                                                              0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.793
Accumulation Unit Value, End of Period                                                            $13.358
Number of Units Outstanding, End of Period                                                              0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $12.446
Accumulation Unit Value, End of Period                                                            $14.525
Number of Units Outstanding, End of Period                                                              0
FTVIP U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.371
Accumulation Unit Value, End of Period                                                            $12.654
Number of Units Outstanding, End of Period                                                              0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $13.257
Accumulation Unit Value, End of Period                                                            $16.831
Number of Units Outstanding, End of Period                                                              0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.560
Accumulation Unit Value, End of Period                                                            $13.564
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                      $12.221
Accumulation Unit Value, End of Period                                                            $12.359
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                      $11.994
Accumulation Unit Value, End of Period                                                            $13.061
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                      $11.097
Accumulation Unit Value, End of Period                                                            $12.256
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.765
Accumulation Unit Value, End of Period                                                            $14.198
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                      $12.186
Accumulation Unit Value, End of Period                                                            $12.925
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                      $11.447
Accumulation Unit Value, End of Period                                                            $12.602
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                      $12.632
Accumulation Unit Value, End of Period                                                            $14.626
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                      $11.439
Accumulation Unit Value, End of Period                                                            $12.106
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                      $11.574
Accumulation Unit Value, End of Period                                                            $12.401
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $12.206
Accumulation Unit Value, End of Period                                                            $13.470
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                      $10.980
Accumulation Unit Value, End of Period                                                            $11.274
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                      $12.393
Accumulation Unit Value, End of Period                                                            $13.311
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                      $10.461
Accumulation Unit Value, End of Period                                                            $10.416
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                      $11.445
Accumulation Unit Value, End of Period                                                            $13.348
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                      $11.779
Accumulation Unit Value, End of Period                                                            $12.958
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                       $9.907
Accumulation Unit Value, End of Period                                                             $9.828
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                      $12.416
Accumulation Unit Value, End of Period                                                            $13.461
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                      $12.777
Accumulation Unit Value, End of Period                                                            $14.536
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                      $12.031
Accumulation Unit Value, End of Period                                                            $13.062
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                      $11.433
Accumulation Unit Value, End of Period                                                            $12.052
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $12.705
Accumulation Unit Value, End of Period                                                            $14.021
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                      $12.487
Accumulation Unit Value, End of Period                                                            $13.527
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                      $11.603
Accumulation Unit Value, End of Period                                                            $12.366
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                      $11.081
Accumulation Unit Value, End of Period                                                            $11.708
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $11.832
Accumulation Unit Value, End of Period                                                            $13.320
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $10.000
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                      $10.998
Accumulation Unit Value, End of Period                                                            $11.870
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                      $12.673
Accumulation Unit Value, End of Period                                                            $13.838
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $10.000
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                      $12.106
Accumulation Unit Value, End of Period                                                            $13.547
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                      $12.594
Accumulation Unit Value, End of Period                                                            $14.473
Number of Units Outstanding, End of Period                                                              0


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.90% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor  Preferred  Contracts  with 5 Year  Withdrawal  Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                       2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $10.706
Number of Units Outstanding, End of Period                                                               739
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $11.311
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $12.218
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                                $9.986
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $11.392
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $12.184
Number of Units Outstanding, End of Period                                                               664
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $11.218
Number of Units Outstanding, End of Period                                                                 0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.775
Accumulation Unit Value, End of Period                                                               $13.335
Number of Units Outstanding, End of Period                                                                 0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $12.427
Accumulation Unit Value, End of Period                                                               $14.500
Number of Units Outstanding, End of Period                                                                 0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.355
Accumulation Unit Value, End of Period                                                               $12.632
Number of Units Outstanding, End of Period                                                                 0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $13.238
Accumulation Unit Value, End of Period                                                               $16.802
Number of Units Outstanding, End of Period                                                               485
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.543
Accumulation Unit Value, End of Period                                                               $13.540
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                         $12.203
Accumulation Unit Value, End of Period                                                               $12.338
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                         $11.976
Accumulation Unit Value, End of Period                                                               $13.039
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                         $11.096
Accumulation Unit Value, End of Period                                                               $12.252
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.747
Accumulation Unit Value, End of Period                                                               $14.174
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                         $12.168
Accumulation Unit Value, End of Period                                                               $12.903
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                         $11.430
Accumulation Unit Value, End of Period                                                               $12.580
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                         $12.613
Accumulation Unit Value, End of Period                                                               $14.601
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                         $11.422
Accumulation Unit Value, End of Period                                                               $12.085
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                         $11.556
Accumulation Unit Value, End of Period                                                               $12.379
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                         $12.187
Accumulation Unit Value, End of Period                                                               $13.447
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                         $10.964
Accumulation Unit Value, End of Period                                                               $11.254
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                         $12.374
Accumulation Unit Value, End of Period                                                               $13.288
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                         $10.446
Accumulation Unit Value, End of Period                                                               $10.398
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                         $11.427
Accumulation Unit Value, End of Period                                                               $13.325
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                         $11.761
Accumulation Unit Value, End of Period                                                               $12.936
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                          $9.892
Accumulation Unit Value, End of Period                                                                $9.811
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                         $12.398
Accumulation Unit Value, End of Period                                                               $13.438
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                         $12.758
Accumulation Unit Value, End of Period                                                               $14.511
Number of Units Outstanding, End of Period                                                               561
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                         $12.013
Accumulation Unit Value, End of Period                                                               $13.039
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                         $11.416
Accumulation Unit Value, End of Period                                                               $12.031
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                         $12.687
Accumulation Unit Value, End of Period                                                               $13.997
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                         $12.469
Accumulation Unit Value, End of Period                                                               $13.504
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                         $11.586
Accumulation Unit Value, End of Period                                                               $12.345
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                         $11.064
Accumulation Unit Value, End of Period                                                               $11.687
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                         $11.815
Accumulation Unit Value, End of Period                                                               $13.297
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $10.000
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                         $10.981
Accumulation Unit Value, End of Period                                                               $11.850
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                         $12.654
Accumulation Unit Value, End of Period                                                               $13.814
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $10.000
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                         $12.104
Accumulation Unit Value, End of Period                                                               $13.543
Number of Units Outstanding, End of Period                                                               578
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                         $12.575
Accumulation Unit Value, End of Period                                                               $14.448
Number of Units Outstanding, End of Period                                                                 0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.95% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor  Preferred  Contracts  with 5 Year  Withdrawal  Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,                                2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                  $10.000
Accumulation Unit Value, End of Period                                                        $10.704
Number of Units Outstanding, End of Period                                                          0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                  $10.000
Accumulation Unit Value, End of Period                                                        $11.308
Number of Units Outstanding, End of Period                                                          0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                  $10.000
Accumulation Unit Value, End of Period                                                        $12.215
Number of Units Outstanding, End of Period                                                          0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                  $10.000
Accumulation Unit Value, End of Period                                                         $9.983
Number of Units Outstanding, End of Period                                                          0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                  $10.000
Accumulation Unit Value, End of Period                                                        $11.390
Number of Units Outstanding, End of Period                                                          0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                  $10.000
Accumulation Unit Value, End of Period                                                        $12.181
Number of Units Outstanding, End of Period                                                          0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                  $10.000
Accumulation Unit Value, End of Period                                                        $11.215
Number of Units Outstanding, End of Period                                                          0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                  $11.774
Accumulation Unit Value, End of Period                                                        $13.330
Number of Units Outstanding, End of Period                                                          0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                       --
Accumulation Unit Value, End of Period                                                             --
Number of Units Outstanding, End of Period                                                         --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                  $12.426
Accumulation Unit Value, End of Period                                                        $14.495
Number of Units Outstanding, End of Period                                                          0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                       --
Accumulation Unit Value, End of Period                                                             --
Number of Units Outstanding, End of Period                                                         --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                  $11.353
Accumulation Unit Value, End of Period                                                        $12.628
Number of Units Outstanding, End of Period                                                          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                  $13.236
Accumulation Unit Value, End of Period                                                        $16.796
Number of Units Outstanding, End of Period                                                          0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                  $11.542
Accumulation Unit Value, End of Period                                                        $13.536
Number of Units Outstanding, End of Period                                                          0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                  $12.202
Accumulation Unit Value, End of Period                                                        $12.333
Number of Units Outstanding, End of Period                                                          0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                  $11.974
Accumulation Unit Value, End of Period                                                        $13.034
Number of Units Outstanding, End of Period                                                          0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                  $11.095
Accumulation Unit Value, End of Period                                                        $12.248
Number of Units Outstanding, End of Period                                                          0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                  $11.746
Accumulation Unit Value, End of Period                                                        $14.169
Number of Units Outstanding, End of Period                                                          0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                  $12.166
Accumulation Unit Value, End of Period                                                        $12.898
Number of Units Outstanding, End of Period                                                          0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                  $11.429
Accumulation Unit Value, End of Period                                                        $12.576
Number of Units Outstanding, End of Period                                                          0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                  $12.612
Accumulation Unit Value, End of Period                                                        $14.596
Number of Units Outstanding, End of Period                                                          0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                  $11.421
Accumulation Unit Value, End of Period                                                        $12.081
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                  $11.555
Accumulation Unit Value, End of Period                                                        $12.375
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                  $12.186
Accumulation Unit Value, End of Period                                                        $13.443
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                  $10.963
Accumulation Unit Value, End of Period                                                        $11.251
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                  $12.373
Accumulation Unit Value, End of Period                                                        $13.283
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                  $10.445
Accumulation Unit Value, End of Period                                                        $10.394
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                  $11.426
Accumulation Unit Value, End of Period                                                        $13.320
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                  $11.760
Accumulation Unit Value, End of Period                                                        $12.931
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                   $9.891
Accumulation Unit Value, End of Period                                                         $9.807
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                  $12.396
Accumulation Unit Value, End of Period                                                        $13.434
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                  $12.756
Accumulation Unit Value, End of Period                                                        $14.506
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                  $12.012
Accumulation Unit Value, End of Period                                                        $13.035
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                  $11.415
Accumulation Unit Value, End of Period                                                        $12.027
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                  $12.685
Accumulation Unit Value, End of Period                                                        $13.993
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                  $12.467
Accumulation Unit Value, End of Period                                                        $13.499
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                  $11.585
Accumulation Unit Value, End of Period                                                        $12.341
Number of Units Outstanding, End of Period                                                          0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                       --
Accumulation Unit Value, End of Period                                                             --
Number of Units Outstanding, End of Period                                                         --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                       --
Accumulation Unit Value, End of Period                                                             --
Number of Units Outstanding, End of Period                                                         --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                  $11.063
Accumulation Unit Value, End of Period                                                        $11.683
Number of Units Outstanding, End of Period                                                          0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                  $11.814
Accumulation Unit Value, End of Period                                                        $13.293
Number of Units Outstanding, End of Period                                                          0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                  $10.000
Accumulation Unit Value, End of Period                                                        $10.000
Number of Units Outstanding, End of Period                                                          0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                  $10.980
Accumulation Unit Value, End of Period                                                        $11.847
Number of Units Outstanding, End of Period                                                          0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                  $12.653
Accumulation Unit Value, End of Period                                                        $13.809
Number of Units Outstanding, End of Period                                                          0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                       --
Accumulation Unit Value, End of Period                                                             --
Number of Units Outstanding, End of Period                                                         --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                       --
Accumulation Unit Value, End of Period                                                             --
Number of Units Outstanding, End of Period                                                         --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                  $10.000
Accumulation Unit Value, End of Period                                                        $10.000
Number of Units Outstanding, End of Period                                                          0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                  $12.103
Accumulation Unit Value, End of Period                                                        $13.538
Number of Units Outstanding, End of Period                                                          0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                       --
Accumulation Unit Value, End of Period                                                             --
Number of Units Outstanding, End of Period                                                         --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                  $12.574
Accumulation Unit Value, End of Period                                                        $14.443
Number of Units Outstanding, End of Period                                                          0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.00% and Administrative Expense Charge of 0.19%.

(1) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account. (2) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

Allstate  Advisor  Preferred  Contracts  with 5 Year  Withdrawal  Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,                                         2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                           $10.000
Accumulation Unit Value, End of Period                                                                 $10.699
Number of Units Outstanding, End of Period                                                                   0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                           $10.000
Accumulation Unit Value, End of Period                                                                 $11.303
Number of Units Outstanding, End of Period                                                                   0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                           $10.000
Accumulation Unit Value, End of Period                                                                 $12.209
Number of Units Outstanding, End of Period                                                                   0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                           $10.000
Accumulation Unit Value, End of Period                                                                  $9.979
Number of Units Outstanding, End of Period                                                                   0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                           $10.000
Accumulation Unit Value, End of Period                                                                 $11.384
Number of Units Outstanding, End of Period                                                                   0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                           $10.000
Accumulation Unit Value, End of Period                                                                 $12.175
Number of Units Outstanding, End of Period                                                                   0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                           $10.000
Accumulation Unit Value, End of Period                                                                 $11.210
Number of Units Outstanding, End of Period                                                                   0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                           $11.762
Accumulation Unit Value, End of Period                                                                 $13.310
Number of Units Outstanding, End of Period                                                                   0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                                --
Accumulation Unit Value, End of Period                                                                      --
Number of Units Outstanding, End of Period                                                                  --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                           $12.413
Accumulation Unit Value, End of Period                                                                 $14.473
Number of Units Outstanding, End of Period                                                                   0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                                --
Accumulation Unit Value, End of Period                                                                      --
Number of Units Outstanding, End of Period                                                                  --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                           $11.342
Accumulation Unit Value, End of Period                                                                 $12.609
Number of Units Outstanding, End of Period                                                                   0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                           $13.222
Accumulation Unit Value, End of Period                                                                 $16.771
Number of Units Outstanding, End of Period                                                                   0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                           $11.530
Accumulation Unit Value, End of Period                                                                 $13.515
Number of Units Outstanding, End of Period                                                                   0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                           $12.189
Accumulation Unit Value, End of Period                                                                 $12.315
Number of Units Outstanding, End of Period                                                                   0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                           $11.962
Accumulation Unit Value, End of Period                                                                 $13.015
Number of Units Outstanding, End of Period                                                                   0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                           $11.093
Accumulation Unit Value, End of Period                                                                 $12.239
Number of Units Outstanding, End of Period                                                                   0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                           $11.734
Accumulation Unit Value, End of Period                                                                 $14.147
Number of Units Outstanding, End of Period                                                                   0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                           $12.154
Accumulation Unit Value, End of Period                                                                 $12.879
Number of Units Outstanding, End of Period                                                                   0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                           $11.417
Accumulation Unit Value, End of Period                                                                 $12.557
Number of Units Outstanding, End of Period                                                                   0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                           $12.599
Accumulation Unit Value, End of Period                                                                 $14.574
Number of Units Outstanding, End of Period                                                                   0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                           $11.409
Accumulation Unit Value, End of Period                                                                 $12.063
Number of Units Outstanding, End of Period                                                                   0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                           $11.543
Accumulation Unit Value, End of Period                                                                 $12.356
Number of Units Outstanding, End of Period                                                                   0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                           $12.174
Accumulation Unit Value, End of Period                                                                 $13.422
Number of Units Outstanding, End of Period                                                                   0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                           $10.952
Accumulation Unit Value, End of Period                                                                 $11.233
Number of Units Outstanding, End of Period                                                                   0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                           $12.360
Accumulation Unit Value, End of Period                                                                 $13.263
Number of Units Outstanding, End of Period                                                                   0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                           $10.434
Accumulation Unit Value, End of Period                                                                 $10.378
Number of Units Outstanding, End of Period                                                                   0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                           $11.414
Accumulation Unit Value, End of Period                                                                 $13.300
Number of Units Outstanding, End of Period                                                                   0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                           $11.748
Accumulation Unit Value, End of Period                                                                 $12.912
Number of Units Outstanding, End of Period                                                                   0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                            $9.881
Accumulation Unit Value, End of Period                                                                  $9.792
Number of Units Outstanding, End of Period                                                                   0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                           $12.383
Accumulation Unit Value, End of Period                                                                 $13.413
Number of Units Outstanding, End of Period                                                                   0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                           $12.743
Accumulation Unit Value, End of Period                                                                 $14.484
Number of Units Outstanding, End of Period                                                                   0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                           $12.000
Accumulation Unit Value, End of Period                                                                 $13.015
Number of Units Outstanding, End of Period                                                                   0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                           $11.403
Accumulation Unit Value, End of Period                                                                 $12.009
Number of Units Outstanding, End of Period                                                                   0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                           $12.672
Accumulation Unit Value, End of Period                                                                 $13.971
Number of Units Outstanding, End of Period                                                                   0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                           $12.455
Accumulation Unit Value, End of Period                                                                 $13.479
Number of Units Outstanding, End of Period                                                                   0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                           $11.573
Accumulation Unit Value, End of Period                                                                 $12.322
Number of Units Outstanding, End of Period                                                                   0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                                --
Accumulation Unit Value, End of Period                                                                      --
Number of Units Outstanding, End of Period                                                                  --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                                --
Accumulation Unit Value, End of Period                                                                      --
Number of Units Outstanding, End of Period                                                                  --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                           $11.051
Accumulation Unit Value, End of Period                                                                 $11.666
Number of Units Outstanding, End of Period                                                                   0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                           $11.801
Accumulation Unit Value, End of Period                                                                 $13.273
Number of Units Outstanding, End of Period                                                                   0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                           $10.000
Accumulation Unit Value, End of Period                                                                 $10.000
Number of Units Outstanding, End of Period                                                                   0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                           $10.969
Accumulation Unit Value, End of Period                                                                 $11.831
Number of Units Outstanding, End of Period                                                                   0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                           $12.640
Accumulation Unit Value, End of Period                                                                 $13.788
Number of Units Outstanding, End of Period                                                                   0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                                --
Accumulation Unit Value, End of Period                                                                      --
Number of Units Outstanding, End of Period                                                                  --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                                --
Accumulation Unit Value, End of Period                                                                      --
Number of Units Outstanding, End of Period                                                                  --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                           $10.000
Accumulation Unit Value, End of Period                                                                 $10.000
Number of Units Outstanding, End of Period                                                                   0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                           $12.101
Accumulation Unit Value, End of Period                                                                 $13.529
Number of Units Outstanding, End of Period                                                                   0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                                --
Accumulation Unit Value, End of Period                                                                      --
Number of Units Outstanding, End of Period                                                                  --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                           $12.561
Accumulation Unit Value, End of Period                                                                 $14.421
Number of Units Outstanding, End of Period                                                                   0


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.10% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                        2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $10.696
Number of Units Outstanding, End of Period                                                              8,565
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $11.300
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $12.206
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                 $9.976
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $11.382
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $12.172
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $11.207
Number of Units Outstanding, End of Period                                                                  0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $11.770
Accumulation Unit Value, End of Period                                                                $13.316
Number of Units Outstanding, End of Period                                                                  0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $12.422
Accumulation Unit Value, End of Period                                                                $14.480
Number of Units Outstanding, End of Period                                                              4,383
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $11.350
Accumulation Unit Value, End of Period                                                                $12.615
Number of Units Outstanding, End of Period                                                              7,363
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $13.232
Accumulation Unit Value, End of Period                                                                $16.779
Number of Units Outstanding, End of Period                                                                  0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $11.538
Accumulation Unit Value, End of Period                                                                $13.522
Number of Units Outstanding, End of Period                                                              9,103
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                          $12.198
Accumulation Unit Value, End of Period                                                                $12.321
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                          $11.971
Accumulation Unit Value, End of Period                                                                $13.021
Number of Units Outstanding, End of Period                                                              1,299
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                          $11.091
Accumulation Unit Value, End of Period                                                                $12.235
Number of Units Outstanding, End of Period                                                              1,392
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $11.742
Accumulation Unit Value, End of Period                                                                $14.154
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                          $12.162
Accumulation Unit Value, End of Period                                                                $12.885
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                          $11.425
Accumulation Unit Value, End of Period                                                                $12.563
Number of Units Outstanding, End of Period                                                              2,281
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                          $12.608
Accumulation Unit Value, End of Period                                                                $14.581
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                          $11.418
Accumulation Unit Value, End of Period                                                                $12.069
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                          $11.551
Accumulation Unit Value, End of Period                                                                $12.362
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                          $12.182
Accumulation Unit Value, End of Period                                                                $13.429
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                          $10.960
Accumulation Unit Value, End of Period                                                                $11.239
Number of Units Outstanding, End of Period                                                              6,602
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                          $12.369
Accumulation Unit Value, End of Period                                                                $13.270
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                          $10.441
Accumulation Unit Value, End of Period                                                                $10.383
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                          $11.423
Accumulation Unit Value, End of Period                                                                $13.307
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                          $11.757
Accumulation Unit Value, End of Period                                                                $12.918
Number of Units Outstanding, End of Period                                                              9,431
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                           $9.888
Accumulation Unit Value, End of Period                                                                 $9.797
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                          $12.392
Accumulation Unit Value, End of Period                                                                $13.420
Number of Units Outstanding, End of Period                                                              4,239
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                          $12.752
Accumulation Unit Value, End of Period                                                                $14.491
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                          $12.008
Accumulation Unit Value, End of Period                                                                $13.021
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                          $11.411
Accumulation Unit Value, End of Period                                                                $12.015
Number of Units Outstanding, End of Period                                                              9,910
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                          $12.681
Accumulation Unit Value, End of Period                                                                $13.978
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                          $12.464
Accumulation Unit Value, End of Period                                                                $13.485
Number of Units Outstanding, End of Period                                                              2,110
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                          $11.581
Accumulation Unit Value, End of Period                                                                $12.328
Number of Units Outstanding, End of Period                                                              7,341
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                          $11.059
Accumulation Unit Value, End of Period                                                                $11.671
Number of Units Outstanding, End of Period                                                             10,206
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                          $11.810
Accumulation Unit Value, End of Period                                                                $13.279
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $10.000
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                          $10.977
Accumulation Unit Value, End of Period                                                                $11.838
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                          $12.649
Accumulation Unit Value, End of Period                                                                $13.795
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $10.000
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                          $12.099
Accumulation Unit Value, End of Period                                                                $13.524
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                          $12.570
Accumulation Unit Value, End of Period                                                                $14.429
Number of Units Outstanding, End of Period                                                              3,123

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.15% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option

Allstate  Advisor  Preferred  Contracts  with 3 Year  Withdrawal  Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit Option)

For the Years Beginning January 1* and Ending December 31,                                   2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.719
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $11.325
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $12.232
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                            $9.998
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $11.406
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $12.198
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $11.231
Number of Units Outstanding, End of Period                                                             0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $11.801
Accumulation Unit Value, End of Period                                                           $13.380
Number of Units Outstanding, End of Period                                                           991
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $12.454
Accumulation Unit Value, End of Period                                                           $14.549
Number of Units Outstanding, End of Period                                                           598
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $11.379
Accumulation Unit Value, End of Period                                                           $12.675
Number of Units Outstanding, End of Period                                                         1,677
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $13.266
Accumulation Unit Value, End of Period                                                           $16.859
Number of Units Outstanding, End of Period                                                             0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $11.568
Accumulation Unit Value, End of Period                                                           $13.586
Number of Units Outstanding, End of Period                                                           319
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                     $12.230
Accumulation Unit Value, End of Period                                                           $12.379
Number of Units Outstanding, End of Period                                                             0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                     $12.002
Accumulation Unit Value, End of Period                                                           $13.083
Number of Units Outstanding, End of Period                                                             0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                     $11.102
Accumulation Unit Value, End of Period                                                           $12.273
Number of Units Outstanding, End of Period                                                           674
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $11.773
Accumulation Unit Value, End of Period                                                           $14.222
Number of Units Outstanding, End of Period                                                             0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                     $12.194
Accumulation Unit Value, End of Period                                                           $12.946
Number of Units Outstanding, End of Period                                                         1,267
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                     $11.455
Accumulation Unit Value, End of Period                                                           $12.623
Number of Units Outstanding, End of Period                                                           679
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                     $12.641
Accumulation Unit Value, End of Period                                                           $14.650
Number of Units Outstanding, End of Period                                                           896
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                     $11.447
Accumulation Unit Value, End of Period                                                           $12.126
Number of Units Outstanding, End of Period                                                         1,687
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                     $11.582
Accumulation Unit Value, End of Period                                                           $12.421
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                     $12.214
Accumulation Unit Value, End of Period                                                           $13.493
Number of Units Outstanding, End of Period                                                           619
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                     $10.988
Accumulation Unit Value, End of Period                                                           $11.292
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                     $12.401
Accumulation Unit Value, End of Period                                                           $13.333
Number of Units Outstanding, End of Period                                                           619
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                     $10.469
Accumulation Unit Value, End of Period                                                           $10.433
Number of Units Outstanding, End of Period                                                           735
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                     $11.452
Accumulation Unit Value, End of Period                                                           $13.370
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                     $11.787
Accumulation Unit Value, End of Period                                                           $12.980
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                      $9.914
Accumulation Unit Value, End of Period                                                            $9.844
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                     $12.425
Accumulation Unit Value, End of Period                                                           $13.484
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                     $12.786
Accumulation Unit Value, End of Period                                                           $14.560
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                     $12.040
Accumulation Unit Value, End of Period                                                           $13.083
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                     $11.441
Accumulation Unit Value, End of Period                                                           $12.072
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                     $12.714
Accumulation Unit Value, End of Period                                                           $14.045
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                     $12.496
Accumulation Unit Value, End of Period                                                           $13.549
Number of Units Outstanding, End of Period                                                           612
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                     $11.611
Accumulation Unit Value, End of Period                                                           $12.387
Number of Units Outstanding, End of Period                                                           675
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                     $11.088
Accumulation Unit Value, End of Period                                                           $11.727
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                     $11.841
Accumulation Unit Value, End of Period                                                           $13.342
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.000
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                     $11.005
Accumulation Unit Value, End of Period                                                           $11.885
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                     $12.682
Accumulation Unit Value, End of Period                                                           $13.861
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.000
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                     $12.110
Accumulation Unit Value, End of Period                                                           $13.566
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                     $12.603
Accumulation Unit Value, End of Period                                                           $14.497
Number of Units Outstanding, End of Period                                                           873

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.70% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor  Preferred  Contracts  with 3 Year  Withdrawal  Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                   2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.717
Number of Units Outstanding, End of Period                                                         1,374
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $11.322
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $12.229
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                            $9.995
Number of Units Outstanding, End of Period                                                         1,422
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $11.403
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $12.195
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $11.228
Number of Units Outstanding, End of Period                                                             0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $11.793
Accumulation Unit Value, End of Period                                                           $13.368
Number of Units Outstanding, End of Period                                                             0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $12.446
Accumulation Unit Value, End of Period                                                           $14.536
Number of Units Outstanding, End of Period                                                         1,032
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $11.372
Accumulation Unit Value, End of Period                                                           $12.663
Number of Units Outstanding, End of Period                                                         1,168
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $13.258
Accumulation Unit Value, End of Period                                                           $16.844
Number of Units Outstanding, End of Period                                                             0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $11.561
Accumulation Unit Value, End of Period                                                           $13.574
Number of Units Outstanding, End of Period                                                         1,115
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                     $12.222
Accumulation Unit Value, End of Period                                                           $12.368
Number of Units Outstanding, End of Period                                                             0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                     $11.994
Accumulation Unit Value, End of Period                                                           $13.071
Number of Units Outstanding, End of Period                                                         1,122
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                     $11.101
Accumulation Unit Value, End of Period                                                           $12.268
Number of Units Outstanding, End of Period                                                             0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $11.765
Accumulation Unit Value, End of Period                                                           $14.209
Number of Units Outstanding, End of Period                                                             0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                     $12.186
Accumulation Unit Value, End of Period                                                           $12.935
Number of Units Outstanding, End of Period                                                             0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                     $11.447
Accumulation Unit Value, End of Period                                                           $12.611
Number of Units Outstanding, End of Period                                                             0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                     $12.633
Accumulation Unit Value, End of Period                                                           $14.637
Number of Units Outstanding, End of Period                                                             0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                     $11.440
Accumulation Unit Value, End of Period                                                           $12.115
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                     $11.574
Accumulation Unit Value, End of Period                                                           $12.410
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                     $12.206
Accumulation Unit Value, End of Period                                                           $13.481
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                     $10.981
Accumulation Unit Value, End of Period                                                           $11.282
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                     $12.393
Accumulation Unit Value, End of Period                                                           $13.321
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                     $10.462
Accumulation Unit Value, End of Period                                                           $10.424
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                     $11.445
Accumulation Unit Value, End of Period                                                           $13.358
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                     $11.779
Accumulation Unit Value, End of Period                                                           $12.968
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                      $9.907
Accumulation Unit Value, End of Period                                                            $9.835
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                     $12.417
Accumulation Unit Value, End of Period                                                           $13.472
Number of Units Outstanding, End of Period                                                         1,065
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                     $12.777
Accumulation Unit Value, End of Period                                                           $14.547
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                     $12.032
Accumulation Unit Value, End of Period                                                           $13.072
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                     $11.433
Accumulation Unit Value, End of Period                                                           $12.061
Number of Units Outstanding, End of Period                                                         1,221
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                     $12.706
Accumulation Unit Value, End of Period                                                           $14.032
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                     $12.488
Accumulation Unit Value, End of Period                                                           $13.537
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                     $11.604
Accumulation Unit Value, End of Period                                                           $12.376
Number of Units Outstanding, End of Period                                                         1,170
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                     $11.081
Accumulation Unit Value, End of Period                                                           $11.716
Number of Units Outstanding, End of Period                                                         1,223
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                     $11.833
Accumulation Unit Value, End of Period                                                           $13.330
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.000
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                     $10.998
Accumulation Unit Value, End of Period                                                           $11.876
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                     $12.674
Accumulation Unit Value, End of Period                                                           $13.848
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.000
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                     $12.109
Accumulation Unit Value, End of Period                                                           $13.561
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                     $12.594
Accumulation Unit Value, End of Period                                                           $14.484
Number of Units Outstanding, End of Period                                                             0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.75% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor  Preferred  Contracts  with 3 Year  Withdrawal  Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With Enhanced Beneficiary Protection (Annual Increase) Option)

For the Years Beginning January 1* and Ending December 31,                                     2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.714
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.319
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.226
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                              $9.993
Number of Units Outstanding, End of Period                                                             340
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.400
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.193
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.225
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.789
Accumulation Unit Value, End of Period                                                             $13.359
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $12.441
Accumulation Unit Value, End of Period                                                             $14.527
Number of Units Outstanding, End of Period                                                             225
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.368
Accumulation Unit Value, End of Period                                                             $12.656
Number of Units Outstanding, End of Period                                                             292
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $13.253
Accumulation Unit Value, End of Period                                                             $16.833
Number of Units Outstanding, End of Period                                                               0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.556
Accumulation Unit Value, End of Period                                                             $13.565
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.217
Accumulation Unit Value, End of Period                                                             $12.361
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                       $11.989
Accumulation Unit Value, End of Period                                                             $13.063
Number of Units Outstanding, End of Period                                                             263
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $11.100
Accumulation Unit Value, End of Period                                                             $12.264
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.761
Accumulation Unit Value, End of Period                                                             $14.200
Number of Units Outstanding, End of Period                                                              56
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.182
Accumulation Unit Value, End of Period                                                             $12.927
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                       $11.443
Accumulation Unit Value, End of Period                                                             $12.604
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                       $12.628
Accumulation Unit Value, End of Period                                                             $14.628
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                       $11.435
Accumulation Unit Value, End of Period                                                             $12.108
Number of Units Outstanding, End of Period                                                              21
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                       $11.570
Accumulation Unit Value, End of Period                                                             $12.402
Number of Units Outstanding, End of Period                                                             199
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.201
Accumulation Unit Value, End of Period                                                             $13.472
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                       $10.977
Accumulation Unit Value, End of Period                                                             $11.275
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                       $12.388
Accumulation Unit Value, End of Period                                                             $13.312
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.458
Accumulation Unit Value, End of Period                                                             $10.417
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $11.441
Accumulation Unit Value, End of Period                                                             $13.350
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                       $11.775
Accumulation Unit Value, End of Period                                                             $12.960
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                        $9.904
Accumulation Unit Value, End of Period                                                              $9.829
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                       $12.412
Accumulation Unit Value, End of Period                                                             $13.463
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                       $12.772
Accumulation Unit Value, End of Period                                                             $14.538
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                       $12.027
Accumulation Unit Value, End of Period                                                             $13.064
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                       $11.429
Accumulation Unit Value, End of Period                                                             $12.054
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.701
Accumulation Unit Value, End of Period                                                             $14.023
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                       $12.483
Accumulation Unit Value, End of Period                                                             $13.529
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                       $11.599
Accumulation Unit Value, End of Period                                                             $12.368
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                       $11.077
Accumulation Unit Value, End of Period                                                             $11.709
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $11.828
Accumulation Unit Value, End of Period                                                             $13.322
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                       $10.994
Accumulation Unit Value, End of Period                                                             $11.869
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                       $12.669
Accumulation Unit Value, End of Period                                                             $13.840
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.108
Accumulation Unit Value, End of Period                                                             $13.556
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                       $12.590
Accumulation Unit Value, End of Period                                                             $14.475
Number of Units Outstanding, End of Period                                                               0


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.80% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor  Preferred  Contracts  with 3 Year  Withdrawal  Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the Earnings Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,                                     2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.709
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.314
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.220
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                              $9.988
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.395
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.187
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.220
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.780
Accumulation Unit Value, End of Period                                                             $13.343
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $12.432
Accumulation Unit Value, End of Period                                                             $14.509
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.359
Accumulation Unit Value, End of Period                                                             $12.640
Number of Units Outstanding, End of Period                                                               0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $13.243
Accumulation Unit Value, End of Period                                                             $16.813
Number of Units Outstanding, End of Period                                                               0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.547
Accumulation Unit Value, End of Period                                                             $13.549
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.208
Accumulation Unit Value, End of Period                                                             $12.345
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                       $11.980
Accumulation Unit Value, End of Period                                                             $13.047
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $11.097
Accumulation Unit Value, End of Period                                                             $12.256
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.752
Accumulation Unit Value, End of Period                                                             $14.183
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.172
Accumulation Unit Value, End of Period                                                             $12.911
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                       $11.434
Accumulation Unit Value, End of Period                                                             $12.588
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                       $12.618
Accumulation Unit Value, End of Period                                                             $14.610
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                       $11.427
Accumulation Unit Value, End of Period                                                             $12.093
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                       $11.561
Accumulation Unit Value, End of Period                                                             $12.387
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.192
Accumulation Unit Value, End of Period                                                             $13.456
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                       $10.968
Accumulation Unit Value, End of Period                                                             $11.261
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                       $12.379
Accumulation Unit Value, End of Period                                                             $13.296
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.450
Accumulation Unit Value, End of Period                                                             $10.404
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $11.432
Accumulation Unit Value, End of Period                                                             $13.333
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                       $11.766
Accumulation Unit Value, End of Period                                                             $12.944
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                        $9.896
Accumulation Unit Value, End of Period                                                              $9.817
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                       $12.402
Accumulation Unit Value, End of Period                                                             $13.447
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                       $12.763
Accumulation Unit Value, End of Period                                                             $14.520
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                       $12.018
Accumulation Unit Value, End of Period                                                             $13.047
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                       $11.420
Accumulation Unit Value, End of Period                                                             $12.039
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.691
Accumulation Unit Value, End of Period                                                             $14.006
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                       $12.474
Accumulation Unit Value, End of Period                                                             $13.512
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                       $11.590
Accumulation Unit Value, End of Period                                                             $12.353
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                       $11.068
Accumulation Unit Value, End of Period                                                             $11.695
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $11.819
Accumulation Unit Value, End of Period                                                             $13.306
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                       $10.986
Accumulation Unit Value, End of Period                                                             $11.857
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                       $12.659
Accumulation Unit Value, End of Period                                                             $13.823
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.106
Accumulation Unit Value, End of Period                                                             $13.547
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                       $12.580
Accumulation Unit Value, End of Period                                                             $14.457
Number of Units Outstanding, End of Period                                                               0


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.90% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor  Preferred  Contracts  with 3 Year  Withdrawal  Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                     2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.706
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.311
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.218
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                              $9.986
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.392
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.184
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.218
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.778
Accumulation Unit Value, End of Period                                                             $13.338
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $12.430
Accumulation Unit Value, End of Period                                                             $14.504
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.358
Accumulation Unit Value, End of Period                                                             $12.636
Number of Units Outstanding, End of Period                                                               0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $13.241
Accumulation Unit Value, End of Period                                                             $16.807
Number of Units Outstanding, End of Period                                                               0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.546
Accumulation Unit Value, End of Period                                                             $13.544
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.207
Accumulation Unit Value, End of Period                                                             $12.341
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                       $11.979
Accumulation Unit Value, End of Period                                                             $13.042
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $11.096
Accumulation Unit Value, End of Period                                                             $12.252
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.751
Accumulation Unit Value, End of Period                                                             $14.178
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.171
Accumulation Unit Value, End of Period                                                             $12.906
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                       $11.433
Accumulation Unit Value, End of Period                                                             $12.584
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                       $12.617
Accumulation Unit Value, End of Period                                                             $14.605
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                       $11.425
Accumulation Unit Value, End of Period                                                             $12.089
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                       $11.560
Accumulation Unit Value, End of Period                                                             $12.383
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.191
Accumulation Unit Value, End of Period                                                             $13.451
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                       $10.967
Accumulation Unit Value, End of Period                                                             $11.258
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                       $12.378
Accumulation Unit Value, End of Period                                                             $13.291
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.449
Accumulation Unit Value, End of Period                                                             $10.401
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $11.431
Accumulation Unit Value, End of Period                                                             $13.328
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                       $11.765
Accumulation Unit Value, End of Period                                                             $12.939
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                        $9.895
Accumulation Unit Value, End of Period                                                              $9.813
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                       $12.401
Accumulation Unit Value, End of Period                                                             $13.442
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                       $12.761
Accumulation Unit Value, End of Period                                                             $14.515
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                       $12.017
Accumulation Unit Value, End of Period                                                             $13.043
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                       $11.419
Accumulation Unit Value, End of Period                                                             $12.035
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.690
Accumulation Unit Value, End of Period                                                             $14.001
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                       $12.472
Accumulation Unit Value, End of Period                                                             $13.507
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                       $11.589
Accumulation Unit Value, End of Period                                                             $12.348
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                       $11.067
Accumulation Unit Value, End of Period                                                             $11.691
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $11.818
Accumulation Unit Value, End of Period                                                             $13.301
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                       $10.984
Accumulation Unit Value, End of Period                                                             $11.854
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                       $12.658
Accumulation Unit Value, End of Period                                                             $13.818
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.104
Accumulation Unit Value, End of Period                                                             $13.543
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                       $12.579
Accumulation Unit Value, End of Period                                                             $14.452
Number of Units Outstanding, End of Period                                                               0


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.95% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor  Preferred  Contracts  with 3 Year  Withdrawal  Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option)

For the Years Beginning January 1* and Ending December 31,                                  2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                    $10.000
Accumulation Unit Value, End of Period                                                          $10.704
Number of Units Outstanding, End of Period                                                            0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                    $10.000
Accumulation Unit Value, End of Period                                                          $11.308
Number of Units Outstanding, End of Period                                                            0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                    $10.000
Accumulation Unit Value, End of Period                                                          $12.215
Number of Units Outstanding, End of Period                                                            0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                    $10.000
Accumulation Unit Value, End of Period                                                           $9.983
Number of Units Outstanding, End of Period                                                            0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                    $10.000
Accumulation Unit Value, End of Period                                                          $11.390
Number of Units Outstanding, End of Period                                                            0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                    $10.000
Accumulation Unit Value, End of Period                                                          $12.181
Number of Units Outstanding, End of Period                                                            0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                    $10.000
Accumulation Unit Value, End of Period                                                          $11.215
Number of Units Outstanding, End of Period                                                            0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                    $11.784
Accumulation Unit Value, End of Period                                                          $13.341
Number of Units Outstanding, End of Period                                                            0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                         --
Accumulation Unit Value, End of Period                                                               --
Number of Units Outstanding, End of Period                                                           --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                    $12.436
Accumulation Unit Value, End of Period                                                          $14.507
Number of Units Outstanding, End of Period                                                            0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                         --
Accumulation Unit Value, End of Period                                                               --
Number of Units Outstanding, End of Period                                                           --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                    $11.363
Accumulation Unit Value, End of Period                                                          $12.638
Number of Units Outstanding, End of Period                                                            0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                    $13.247
Accumulation Unit Value, End of Period                                                          $16.810
Number of Units Outstanding, End of Period                                                            0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                    $11.551
Accumulation Unit Value, End of Period                                                          $13.547
Number of Units Outstanding, End of Period                                                            0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                    $12.212
Accumulation Unit Value, End of Period                                                          $12.344
Number of Units Outstanding, End of Period                                                            0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                    $11.984
Accumulation Unit Value, End of Period                                                          $13.045
Number of Units Outstanding, End of Period                                                            0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                    $11.095
Accumulation Unit Value, End of Period                                                          $12.248
Number of Units Outstanding, End of Period                                                            0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                    $11.756
Accumulation Unit Value, End of Period                                                          $14.181
Number of Units Outstanding, End of Period                                                            0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                    $12.176
Accumulation Unit Value, End of Period                                                          $12.909
Number of Units Outstanding, End of Period                                                            0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                    $11.438
Accumulation Unit Value, End of Period                                                          $12.586
Number of Units Outstanding, End of Period                                                            0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                    $12.622
Accumulation Unit Value, End of Period                                                          $14.608
Number of Units Outstanding, End of Period                                                            0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                    $11.431
Accumulation Unit Value, End of Period                                                          $12.091
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                    $11.565
Accumulation Unit Value, End of Period                                                          $12.385
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                    $12.196
Accumulation Unit Value, End of Period                                                          $13.454
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                    $10.972
Accumulation Unit Value, End of Period                                                          $11.260
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                    $12.383
Accumulation Unit Value, End of Period                                                          $13.294
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                    $10.453
Accumulation Unit Value, End of Period                                                          $10.403
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                    $11.436
Accumulation Unit Value, End of Period                                                          $13.331
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                    $11.770
Accumulation Unit Value, End of Period                                                          $12.942
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                     $9.899
Accumulation Unit Value, End of Period                                                           $9.815
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                    $12.407
Accumulation Unit Value, End of Period                                                          $13.445
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                    $12.767
Accumulation Unit Value, End of Period                                                          $14.518
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                    $12.022
Accumulation Unit Value, End of Period                                                          $13.046
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                    $11.424
Accumulation Unit Value, End of Period                                                          $12.037
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                    $12.696
Accumulation Unit Value, End of Period                                                          $14.004
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                    $12.478
Accumulation Unit Value, End of Period                                                          $13.510
Number of Units Outstanding, End of Period                                                            0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                    $11.594
Accumulation Unit Value, End of Period                                                          $12.351
Number of Units Outstanding, End of Period                                                            0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                         --
Accumulation Unit Value, End of Period                                                               --
Number of Units Outstanding, End of Period                                                           --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                         --
Accumulation Unit Value, End of Period                                                               --
Number of Units Outstanding, End of Period                                                           --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                    $11.072
Accumulation Unit Value, End of Period                                                          $11.693
Number of Units Outstanding, End of Period                                                            0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                    $11.823
Accumulation Unit Value, End of Period                                                          $13.304
Number of Units Outstanding, End of Period                                                            0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                    $10.000
Accumulation Unit Value, End of Period                                                          $10.000
Number of Units Outstanding, End of Period                                                            0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                    $10.989
Accumulation Unit Value, End of Period                                                          $11.857
Number of Units Outstanding, End of Period                                                            0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                    $12.664
Accumulation Unit Value, End of Period                                                          $13.821
Number of Units Outstanding, End of Period                                                            0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                         --
Accumulation Unit Value, End of Period                                                               --
Number of Units Outstanding, End of Period                                                           --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                         --
Accumulation Unit Value, End of Period                                                               --
Number of Units Outstanding, End of Period                                                           --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                    $10.000
Accumulation Unit Value, End of Period                                                          $10.000
Number of Units Outstanding, End of Period                                                            0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                    $12.103
Accumulation Unit Value, End of Period                                                          $13.538
Number of Units Outstanding, End of Period                                                            0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                         --
Accumulation Unit Value, End of Period                                                               --
Number of Units Outstanding, End of Period                                                           --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                    $12.584
Accumulation Unit Value, End of Period                                                          $14.455
Number of Units Outstanding, End of Period                                                            0


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.00% and Administrative Expense Charge of 0.19%.


(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate Advisor Preferred Contracts with 3 year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                        2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $10.701
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $11.306
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $12.212
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                 $9.981
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $11.387
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $12.178
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $11.212
Number of Units Outstanding, End of Period                                                                  0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $11.766
Accumulation Unit Value, End of Period                                                                $13.318
Number of Units Outstanding, End of Period                                                                  0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $12.418
Accumulation Unit Value, End of Period                                                                $14.482
Number of Units Outstanding, End of Period                                                                  0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $11.346
Accumulation Unit Value, End of Period                                                                $12.616
Number of Units Outstanding, End of Period                                                                  0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $13.227
Accumulation Unit Value, End of Period                                                                $16.781
Number of Units Outstanding, End of Period                                                                  0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $11.534
Accumulation Unit Value, End of Period                                                                $13.523
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                          $12.194
Accumulation Unit Value, End of Period                                                                $12.322
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                          $11.967
Accumulation Unit Value, End of Period                                                                $13.023
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                          $11.094
Accumulation Unit Value, End of Period                                                                $12.243
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $11.738
Accumulation Unit Value, End of Period                                                                $14.156
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                          $12.158
Accumulation Unit Value, End of Period                                                                $12.887
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                          $11.421
Accumulation Unit Value, End of Period                                                                $12.565
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                          $12.604
Accumulation Unit Value, End of Period                                                                $14.583
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                          $11.414
Accumulation Unit Value, End of Period                                                                $12.070
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                          $11.548
Accumulation Unit Value, End of Period                                                                $12.364
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                          $12.178
Accumulation Unit Value, End of Period                                                                $13.431
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                          $10.956
Accumulation Unit Value, End of Period                                                                $11.240
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                          $12.365
Accumulation Unit Value, End of Period                                                                $13.271
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                          $10.438
Accumulation Unit Value, End of Period                                                                $10.385
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                          $11.419
Accumulation Unit Value, End of Period                                                                $13.308
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                          $11.753
Accumulation Unit Value, End of Period                                                                $12.920
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                           $9.885
Accumulation Unit Value, End of Period                                                                 $9.799
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                          $12.388
Accumulation Unit Value, End of Period                                                                $13.422
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                          $12.748
Accumulation Unit Value, End of Period                                                                $14.493
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                          $12.004
Accumulation Unit Value, End of Period                                                                $13.023
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                          $11.407
Accumulation Unit Value, End of Period                                                                $12.016
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                          $12.677
Accumulation Unit Value, End of Period                                                                $13.980
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                          $12.459
Accumulation Unit Value, End of Period                                                                $13.487
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                          $11.577
Accumulation Unit Value, End of Period                                                                $12.330
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                          $11.056
Accumulation Unit Value, End of Period                                                                $11.673
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                          $11.806
Accumulation Unit Value, End of Period                                                                $13.281
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $10.000
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                          $10.973
Accumulation Unit Value, End of Period                                                                $11.838
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                          $12.645
Accumulation Unit Value, End of Period                                                                $13.797
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $10.000
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                          $12.102
Accumulation Unit Value, End of Period                                                                $13.533
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                          $12.566
Accumulation Unit Value, End of Period                                                                $14.430
Number of Units Outstanding, End of Period                                                                  0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.05% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor  Preferred  Contracts  with 3 Year  Withdrawal  Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,                                       2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $10.699
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $11.303
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $12.209
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                                $9.979
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $11.384
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $12.175
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $11.210
Number of Units Outstanding, End of Period                                                                 0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.765
Accumulation Unit Value, End of Period                                                               $13.313
Number of Units Outstanding, End of Period                                                                 0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $12.416
Accumulation Unit Value, End of Period                                                               $14.477
Number of Units Outstanding, End of Period                                                                 0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.345
Accumulation Unit Value, End of Period                                                               $12.612
Number of Units Outstanding, End of Period                                                                 0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $13.226
Accumulation Unit Value, End of Period                                                               $16.776
Number of Units Outstanding, End of Period                                                                 0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.533
Accumulation Unit Value, End of Period                                                               $13.519
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                         $12.193
Accumulation Unit Value, End of Period                                                               $12.318
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                         $11.965
Accumulation Unit Value, End of Period                                                               $13.018
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                         $11.093
Accumulation Unit Value, End of Period                                                               $12.239
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.737
Accumulation Unit Value, End of Period                                                               $14.151
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                         $12.157
Accumulation Unit Value, End of Period                                                               $12.882
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                         $11.420
Accumulation Unit Value, End of Period                                                               $12.560
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                         $12.602
Accumulation Unit Value, End of Period                                                               $14.578
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                         $11.412
Accumulation Unit Value, End of Period                                                               $12.066
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                         $11.546
Accumulation Unit Value, End of Period                                                               $12.360
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                         $12.177
Accumulation Unit Value, End of Period                                                               $13.426
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                         $10.955
Accumulation Unit Value, End of Period                                                               $11.237
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                         $12.363
Accumulation Unit Value, End of Period                                                               $13.267
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                         $10.437
Accumulation Unit Value, End of Period                                                               $10.381
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                         $11.418
Accumulation Unit Value, End of Period                                                               $13.304
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                         $11.751
Accumulation Unit Value, End of Period                                                               $12.915
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                          $9.884
Accumulation Unit Value, End of Period                                                                $9.795
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                         $12.387
Accumulation Unit Value, End of Period                                                               $13.417
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                         $12.747
Accumulation Unit Value, End of Period                                                               $14.488
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                         $12.003
Accumulation Unit Value, End of Period                                                               $13.019
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                         $11.406
Accumulation Unit Value, End of Period                                                               $12.012
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                         $12.676
Accumulation Unit Value, End of Period                                                               $13.975
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                         $12.458
Accumulation Unit Value, End of Period                                                               $13.482
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                         $11.576
Accumulation Unit Value, End of Period                                                               $12.325
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                         $11.054
Accumulation Unit Value, End of Period                                                               $11.669
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                         $11.805
Accumulation Unit Value, End of Period                                                               $13.276
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $10.000
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                         $10.972
Accumulation Unit Value, End of Period                                                               $11.834
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                         $12.643
Accumulation Unit Value, End of Period                                                               $13.792
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $10.000
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                         $12.101
Accumulation Unit Value, End of Period                                                               $13.529
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                         $12.564
Accumulation Unit Value, End of Period                                                               $14.425
Number of Units Outstanding, End of Period                                                                 0


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.10% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor  Preferred  Contracts  with 3 Year  Withdrawal  Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,                                2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                  $10.000
Accumulation Unit Value, End of Period                                                        $10.694
Number of Units Outstanding, End of Period                                                          0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                  $10.000
Accumulation Unit Value, End of Period                                                        $11.298
Number of Units Outstanding, End of Period                                                          0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                  $10.000
Accumulation Unit Value, End of Period                                                        $12.203
Number of Units Outstanding, End of Period                                                          0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                  $10.000
Accumulation Unit Value, End of Period                                                         $9.974
Number of Units Outstanding, End of Period                                                          0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                  $10.000
Accumulation Unit Value, End of Period                                                        $11.379
Number of Units Outstanding, End of Period                                                          0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                  $10.000
Accumulation Unit Value, End of Period                                                        $12.170
Number of Units Outstanding, End of Period                                                          0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                  $10.000
Accumulation Unit Value, End of Period                                                        $11.204
Number of Units Outstanding, End of Period                                                          0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                  $11.753
Accumulation Unit Value, End of Period                                                        $13.293
Number of Units Outstanding, End of Period                                                          0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                       --
Accumulation Unit Value, End of Period                                                             --
Number of Units Outstanding, End of Period                                                         --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                  $12.403
Accumulation Unit Value, End of Period                                                        $14.455
Number of Units Outstanding, End of Period                                                          0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                       --
Accumulation Unit Value, End of Period                                                             --
Number of Units Outstanding, End of Period                                                         --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                  $11.333
Accumulation Unit Value, End of Period                                                        $12.593
Number of Units Outstanding, End of Period                                                          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                  $13.212
Accumulation Unit Value, End of Period                                                        $16.750
Number of Units Outstanding, End of Period                                                          0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                  $11.521
Accumulation Unit Value, End of Period                                                        $13.498
Number of Units Outstanding, End of Period                                                          0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                  $12.180
Accumulation Unit Value, End of Period                                                        $12.299
Number of Units Outstanding, End of Period                                                          0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                  $11.953
Accumulation Unit Value, End of Period                                                        $12.999
Number of Units Outstanding, End of Period                                                          0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                  $11.090
Accumulation Unit Value, End of Period                                                        $12.231
Number of Units Outstanding, End of Period                                                          0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                  $11.725
Accumulation Unit Value, End of Period                                                        $14.130
Number of Units Outstanding, End of Period                                                          0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                  $12.144
Accumulation Unit Value, End of Period                                                        $12.863
Number of Units Outstanding, End of Period                                                          0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                  $11.408
Accumulation Unit Value, End of Period                                                        $12.541
Number of Units Outstanding, End of Period                                                          0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                  $12.589
Accumulation Unit Value, End of Period                                                        $14.556
Number of Units Outstanding, End of Period                                                          0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                  $11.401
Accumulation Unit Value, End of Period                                                        $12.048
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                  $11.534
Accumulation Unit Value, End of Period                                                        $12.341
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                  $12.164
Accumulation Unit Value, End of Period                                                        $13.406
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                  $10.943
Accumulation Unit Value, End of Period                                                        $11.220
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                  $12.350
Accumulation Unit Value, End of Period                                                        $13.247
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                  $10.426
Accumulation Unit Value, End of Period                                                        $10.366
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                  $11.406
Accumulation Unit Value, End of Period                                                        $13.284
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                  $11.739
Accumulation Unit Value, End of Period                                                        $12.896
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                   $9.873
Accumulation Unit Value, End of Period                                                         $9.780
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                  $12.374
Accumulation Unit Value, End of Period                                                        $13.397
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                  $12.733
Accumulation Unit Value, End of Period                                                        $14.466
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                  $11.990
Accumulation Unit Value, End of Period                                                        $12.999
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                  $11.394
Accumulation Unit Value, End of Period                                                        $11.994
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                  $12.662
Accumulation Unit Value, End of Period                                                        $13.954
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                  $12.445
Accumulation Unit Value, End of Period                                                        $13.462
Number of Units Outstanding, End of Period                                                          0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                  $11.564
Accumulation Unit Value, End of Period                                                        $12.307
Number of Units Outstanding, End of Period                                                          0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                       --
Accumulation Unit Value, End of Period                                                             --
Number of Units Outstanding, End of Period                                                         --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                       --
Accumulation Unit Value, End of Period                                                             --
Number of Units Outstanding, End of Period                                                         --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                  $11.043
Accumulation Unit Value, End of Period                                                        $11.651
Number of Units Outstanding, End of Period                                                          0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                  $11.792
Accumulation Unit Value, End of Period                                                        $13.256
Number of Units Outstanding, End of Period                                                          0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                  $10.000
Accumulation Unit Value, End of Period                                                        $10.000
Number of Units Outstanding, End of Period                                                          0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                  $10.960
Accumulation Unit Value, End of Period                                                        $11.819
Number of Units Outstanding, End of Period                                                          0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                  $12.630
Accumulation Unit Value, End of Period                                                        $13.771
Number of Units Outstanding, End of Period                                                          0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                       --
Accumulation Unit Value, End of Period                                                             --
Number of Units Outstanding, End of Period                                                         --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                       --
Accumulation Unit Value, End of Period                                                             --
Number of Units Outstanding, End of Period                                                         --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                  $10.000
Accumulation Unit Value, End of Period                                                        $10.000
Number of Units Outstanding, End of Period                                                          0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                  $12.098
Accumulation Unit Value, End of Period                                                        $13.520
Number of Units Outstanding, End of Period                                                          0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                       --
Accumulation Unit Value, End of Period                                                             --
Number of Units Outstanding, End of Period                                                         --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                  $12.551
Accumulation Unit Value, End of Period                                                        $14.404
Number of Units Outstanding, End of Period                                                          0


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.20% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                            2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $10.691
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $11.295
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $12.200
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                                $9.972
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $11.376
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $12.167
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $11.202
Number of Units Outstanding, End of Period                                                                 0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.761
Accumulation Unit Value, End of Period                                                               $13.300
Number of Units Outstanding, End of Period                                                                 0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $12.412
Accumulation Unit Value, End of Period                                                               $14.462
Number of Units Outstanding, End of Period                                                                 0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.341
Accumulation Unit Value, End of Period                                                               $12.599
Number of Units Outstanding, End of Period                                                                 0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $13.222
Accumulation Unit Value, End of Period                                                               $16.758
Number of Units Outstanding, End of Period                                                                 0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.529
Accumulation Unit Value, End of Period                                                               $13.505
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                         $12.189
Accumulation Unit Value, End of Period                                                               $12.305
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                         $11.962
Accumulation Unit Value, End of Period                                                               $13.005
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                         $11.089
Accumulation Unit Value, End of Period                                                               $12.227
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.733
Accumulation Unit Value, End of Period                                                               $14.137
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                         $12.153
Accumulation Unit Value, End of Period                                                               $12.869
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                         $11.416
Accumulation Unit Value, End of Period                                                               $12.547
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                         $12.598
Accumulation Unit Value, End of Period                                                               $14.563
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                         $11.409
Accumulation Unit Value, End of Period                                                               $12.054
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                         $11.543
Accumulation Unit Value, End of Period                                                               $12.347
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                         $12.173
Accumulation Unit Value, End of Period                                                               $13.412
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                        $10.951
Accumulation Unit Value, End of Period                                                              $11.225
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                        $12.359
Accumulation Unit Value, End of Period                                                              $13.253
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                        $10.433
Accumulation Unit Value, End of Period                                                              $10.371
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                        $11.414
Accumulation Unit Value, End of Period                                                              $13.290
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                        $11.748
Accumulation Unit Value, End of Period                                                              $12.902
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                         $9.881
Accumulation Unit Value, End of Period                                                               $9.785
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                        $12.383
Accumulation Unit Value, End of Period                                                              $13.403
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                        $12.743
Accumulation Unit Value, End of Period                                                              $14.473
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                        $11.999
Accumulation Unit Value, End of Period                                                              $13.005
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                        $11.402
Accumulation Unit Value, End of Period                                                              $12.000
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                        $12.672
Accumulation Unit Value, End of Period                                                              $13.961
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                        $12.454
Accumulation Unit Value, End of Period                                                              $13.468
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                        $11.572
Accumulation Unit Value, End of Period                                                              $12.313
Number of Units Outstanding, End of Period                                                                0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                       $11.051
Accumulation Unit Value, End of Period                                                             $11.657
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $11.801
Accumulation Unit Value, End of Period                                                             $13.263
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                       $10.968
Accumulation Unit Value, End of Period                                                             $11.825
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                       $12.639
Accumulation Unit Value, End of Period                                                             $13.778
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.097
Accumulation Unit Value, End of Period                                                             $13.515
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                       $12.560
Accumulation Unit Value, End of Period                                                             $14.411
Number of Units Outstanding, End of Period                                                               0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.25% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate Advisor Preferred Contracts with No Withdrawal Charge Option

Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit Option)

For the Years Beginning January 1* and Ending December 31,                                       2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $10.714
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $11.319
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $12.226
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                                $9.993
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $11.400
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $12.193
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $11.225
Number of Units Outstanding, End of Period                                                                 0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.792
Accumulation Unit Value, End of Period                                                               $13.363
Number of Units Outstanding, End of Period                                                                 0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $12.445
Accumulation Unit Value, End of Period                                                               $14.531
Number of Units Outstanding, End of Period                                                                 0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.371
Accumulation Unit Value, End of Period                                                               $12.659
Number of Units Outstanding, End of Period                                                                 0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $13.256
Accumulation Unit Value, End of Period                                                               $16.838
Number of Units Outstanding, End of Period                                                                 0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.559
Accumulation Unit Value, End of Period                                                               $13.569
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                         $12.221
Accumulation Unit Value, End of Period                                                               $12.364
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                         $11.993
Accumulation Unit Value, End of Period                                                               $13.067
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                         $11.100
Accumulation Unit Value, End of Period                                                               $12.264
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.764
Accumulation Unit Value, End of Period                                                               $14.204
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                         $12.185
Accumulation Unit Value, End of Period                                                               $12.930
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                         $11.446
Accumulation Unit Value, End of Period                                                               $12.607
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                         $12.631
Accumulation Unit Value, End of Period                                                               $14.632
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                         $11.439
Accumulation Unit Value, End of Period                                                               $12.111
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                         $11.573
Accumulation Unit Value, End of Period                                                               $12.406
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                         $12.205
Accumulation Unit Value, End of Period                                                               $13.476
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                         $10.980
Accumulation Unit Value, End of Period                                                               $11.278
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                         $12.392
Accumulation Unit Value, End of Period                                                               $13.316
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                         $10.461
Accumulation Unit Value, End of Period                                                               $10.420
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                         $11.444
Accumulation Unit Value, End of Period                                                               $13.353
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                         $11.778
Accumulation Unit Value, End of Period                                                               $12.964
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                          $9.906
Accumulation Unit Value, End of Period                                                                $9.832
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                         $12.415
Accumulation Unit Value, End of Period                                                               $13.467
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                         $12.776
Accumulation Unit Value, End of Period                                                               $14.542
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                         $12.031
Accumulation Unit Value, End of Period                                                               $13.067
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                         $11.432
Accumulation Unit Value, End of Period                                                               $12.057
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                         $12.705
Accumulation Unit Value, End of Period                                                               $14.027
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                         $12.487
Accumulation Unit Value, End of Period                                                               $13.532
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                         $11.602
Accumulation Unit Value, End of Period                                                               $12.371
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                         $11.080
Accumulation Unit Value, End of Period                                                               $11.712
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                         $11.832
Accumulation Unit Value, End of Period                                                               $13.326
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $10.000
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                         $10.997
Accumulation Unit Value, End of Period                                                               $11.872
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                         $12.672
Accumulation Unit Value, End of Period                                                               $13.844
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $10.000
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                         $12.108
Accumulation Unit Value, End of Period                                                               $13.556
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                         $12.593
Accumulation Unit Value, End of Period                                                               $14.479
Number of Units Outstanding, End of Period                                                                 0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.80% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                    2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $10.711
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $11.317
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $12.223
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                             $9.991
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $11.398
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $12.190
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $11.223
Number of Units Outstanding, End of Period                                                              0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.784
Accumulation Unit Value, End of Period                                                            $13.351
Number of Units Outstanding, End of Period                                                              0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $12.437
Accumulation Unit Value, End of Period                                                            $14.518
Number of Units Outstanding, End of Period                                                              0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.363
Accumulation Unit Value, End of Period                                                            $12.648
Number of Units Outstanding, End of Period                                                              0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $13.248
Accumulation Unit Value, End of Period                                                            $16.823
Number of Units Outstanding, End of Period                                                              0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.552
Accumulation Unit Value, End of Period                                                            $13.557
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                      $12.213
Accumulation Unit Value, End of Period                                                            $12.353
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                      $11.985
Accumulation Unit Value, End of Period                                                            $13.055
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                      $11.098
Accumulation Unit Value, End of Period                                                            $12.260
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.756
Accumulation Unit Value, End of Period                                                            $14.191
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                      $12.177
Accumulation Unit Value, End of Period                                                            $12.919
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                      $11.439
Accumulation Unit Value, End of Period                                                            $12.596
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                      $12.623
Accumulation Unit Value, End of Period                                                            $14.619
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                      $11.431
Accumulation Unit Value, End of Period                                                            $12.100
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                      $11.565
Accumulation Unit Value, End of Period                                                            $12.395
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $12.197
Accumulation Unit Value, End of Period                                                            $13.464
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                      $10.973
Accumulation Unit Value, End of Period                                                            $11.268
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                      $12.384
Accumulation Unit Value, End of Period                                                            $13.304
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                      $10.454
Accumulation Unit Value, End of Period                                                            $10.411
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                      $11.436
Accumulation Unit Value, End of Period                                                            $13.341
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                      $11.770
Accumulation Unit Value, End of Period                                                            $12.952
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                       $9.900
Accumulation Unit Value, End of Period                                                             $9.823
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                      $12.407
Accumulation Unit Value, End of Period                                                            $13.455
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                      $12.767
Accumulation Unit Value, End of Period                                                            $14.529
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                      $12.023
Accumulation Unit Value, End of Period                                                            $13.055
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                      $11.425
Accumulation Unit Value, End of Period                                                            $12.046
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $12.696
Accumulation Unit Value, End of Period                                                            $14.015
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                      $12.478
Accumulation Unit Value, End of Period                                                            $13.520
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                      $11.595
Accumulation Unit Value, End of Period                                                            $12.360
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                      $11.073
Accumulation Unit Value, End of Period                                                            $11.702
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $11.824
Accumulation Unit Value, End of Period                                                            $13.314
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $10.000
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                      $10.990
Accumulation Unit Value, End of Period                                                            $11.863
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                      $12.664
Accumulation Unit Value, End of Period                                                            $13.831
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $10.000
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                      $12.107
Accumulation Unit Value, End of Period                                                            $13.552
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                      $12.585
Accumulation Unit Value, End of Period                                                            $14.466
Number of Units Outstanding, End of Period                                                              0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.85% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With Enhanced Beneficiary Protection (Annual Increase) Option)

For the Years Beginning January 1* and Ending December 31,                                      2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                        $10.000
Accumulation Unit Value, End of Period                                                              $10.709
Number of Units Outstanding, End of Period                                                                0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                        $10.000
Accumulation Unit Value, End of Period                                                              $11.314
Number of Units Outstanding, End of Period                                                                0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                        $10.000
Accumulation Unit Value, End of Period                                                              $12.220
Number of Units Outstanding, End of Period                                                                0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                        $10.000
Accumulation Unit Value, End of Period                                                               $9.988
Number of Units Outstanding, End of Period                                                                0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                        $10.000
Accumulation Unit Value, End of Period                                                              $11.395
Number of Units Outstanding, End of Period                                                                0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                        $10.000
Accumulation Unit Value, End of Period                                                              $12.187
Number of Units Outstanding, End of Period                                                                0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                        $10.000
Accumulation Unit Value, End of Period                                                              $11.220
Number of Units Outstanding, End of Period                                                                0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                        $11.780
Accumulation Unit Value, End of Period                                                              $13.343
Number of Units Outstanding, End of Period                                                                0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                             --
Accumulation Unit Value, End of Period                                                                   --
Number of Units Outstanding, End of Period                                                               --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                        $12.432
Accumulation Unit Value, End of Period                                                              $14.509
Number of Units Outstanding, End of Period                                                                0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                             --
Accumulation Unit Value, End of Period                                                                   --
Number of Units Outstanding, End of Period                                                               --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                        $11.359
Accumulation Unit Value, End of Period                                                              $12.640
Number of Units Outstanding, End of Period                                                                0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                        $13.243
Accumulation Unit Value, End of Period                                                              $16.813
Number of Units Outstanding, End of Period                                                                0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                        $11.547
Accumulation Unit Value, End of Period                                                              $13.549
Number of Units Outstanding, End of Period                                                                0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                        $12.208
Accumulation Unit Value, End of Period                                                              $12.345
Number of Units Outstanding, End of Period                                                                0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                        $11.980
Accumulation Unit Value, End of Period                                                              $13.047
Number of Units Outstanding, End of Period                                                                0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                        $11.097
Accumulation Unit Value, End of Period                                                              $12.256
Number of Units Outstanding, End of Period                                                                0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                        $11.752
Accumulation Unit Value, End of Period                                                              $14.183
Number of Units Outstanding, End of Period                                                                0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                        $12.172
Accumulation Unit Value, End of Period                                                              $12.911
Number of Units Outstanding, End of Period                                                                0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                        $11.434
Accumulation Unit Value, End of Period                                                              $12.588
Number of Units Outstanding, End of Period                                                                0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                        $12.618
Accumulation Unit Value, End of Period                                                              $14.610
Number of Units Outstanding, End of Period                                                                0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                        $11.427
Accumulation Unit Value, End of Period                                                              $12.093
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                        $11.561
Accumulation Unit Value, End of Period                                                              $12.387
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                        $12.192
Accumulation Unit Value, End of Period                                                              $13.456
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                        $10.968
Accumulation Unit Value, End of Period                                                              $11.261
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                        $12.379
Accumulation Unit Value, End of Period                                                              $13.296
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                        $10.450
Accumulation Unit Value, End of Period                                                              $10.404
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                        $11.432
Accumulation Unit Value, End of Period                                                              $13.333
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                        $11.766
Accumulation Unit Value, End of Period                                                              $12.944
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                         $9.896
Accumulation Unit Value, End of Period                                                               $9.817
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                        $12.402
Accumulation Unit Value, End of Period                                                              $13.447
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                        $12.763
Accumulation Unit Value, End of Period                                                              $14.520
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                        $12.018
Accumulation Unit Value, End of Period                                                              $13.047
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                        $11.420
Accumulation Unit Value, End of Period                                                              $12.039
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                        $12.691
Accumulation Unit Value, End of Period                                                              $14.006
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                        $12.474
Accumulation Unit Value, End of Period                                                              $13.512
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                        $11.590
Accumulation Unit Value, End of Period                                                              $12.353
Number of Units Outstanding, End of Period                                                                0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                             --
Accumulation Unit Value, End of Period                                                                   --
Number of Units Outstanding, End of Period                                                               --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                             --
Accumulation Unit Value, End of Period                                                                   --
Number of Units Outstanding, End of Period                                                               --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                        $11.068
Accumulation Unit Value, End of Period                                                              $11.695
Number of Units Outstanding, End of Period                                                                0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                        $11.819
Accumulation Unit Value, End of Period                                                              $13.306
Number of Units Outstanding, End of Period                                                                0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                        $10.000
Accumulation Unit Value, End of Period                                                              $10.000
Number of Units Outstanding, End of Period                                                                0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                        $10.986
Accumulation Unit Value, End of Period                                                              $11.857
Number of Units Outstanding, End of Period                                                                0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                        $12.659
Accumulation Unit Value, End of Period                                                              $13.823
Number of Units Outstanding, End of Period                                                                0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                             --
Accumulation Unit Value, End of Period                                                                   --
Number of Units Outstanding, End of Period                                                               --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                             --
Accumulation Unit Value, End of Period                                                                   --
Number of Units Outstanding, End of Period                                                               --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                        $10.000
Accumulation Unit Value, End of Period                                                              $10.000
Number of Units Outstanding, End of Period                                                                0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                        $12.106
Accumulation Unit Value, End of Period                                                              $13.547
Number of Units Outstanding, End of Period                                                                0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                             --
Accumulation Unit Value, End of Period                                                                   --
Number of Units Outstanding, End of Period                                                               --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                        $12.580
Accumulation Unit Value, End of Period                                                              $14.457
Number of Units Outstanding, End of Period                                                                0


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.90% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the Earnings Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,                                   2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.704
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $11.308
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $12.215
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                            $9.983
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $11.390
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $12.181
Number of Units Outstanding, End of Period                                                             0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $11.215
Number of Units Outstanding, End of Period                                                             0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $11.771
Accumulation Unit Value, End of Period                                                           $13.326
Number of Units Outstanding, End of Period                                                             0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $12.422
Accumulation Unit Value, End of Period                                                           $14.491
Number of Units Outstanding, End of Period                                                             0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $11.350
Accumulation Unit Value, End of Period                                                           $12.624
Number of Units Outstanding, End of Period                                                             0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $13.233
Accumulation Unit Value, End of Period                                                           $16.792
Number of Units Outstanding, End of Period                                                             0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $11.538
Accumulation Unit Value, End of Period                                                           $13.532
Number of Units Outstanding, End of Period                                                             0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                     $12.199
Accumulation Unit Value, End of Period                                                           $12.330
Number of Units Outstanding, End of Period                                                             0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                     $11.971
Accumulation Unit Value, End of Period                                                           $13.031
Number of Units Outstanding, End of Period                                                             0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                     $11.095
Accumulation Unit Value, End of Period                                                           $12.248
Number of Units Outstanding, End of Period                                                             0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                     $11.743
Accumulation Unit Value, End of Period                                                           $14.165
Number of Units Outstanding, End of Period                                                             0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                     $12.163
Accumulation Unit Value, End of Period                                                           $12.895
Number of Units Outstanding, End of Period                                                             0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                     $11.426
Accumulation Unit Value, End of Period                                                           $12.572
Number of Units Outstanding, End of Period                                                             0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                     $12.608
Accumulation Unit Value, End of Period                                                           $14.592
Number of Units Outstanding, End of Period                                                             0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                     $11.418
Accumulation Unit Value, End of Period                                                           $12.078
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                     $11.552
Accumulation Unit Value, End of Period                                                           $12.372
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                     $12.183
Accumulation Unit Value, End of Period                                                           $13.439
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                     $10.960
Accumulation Unit Value, End of Period                                                           $11.247
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                     $12.369
Accumulation Unit Value, End of Period                                                           $13.280
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                     $10.442
Accumulation Unit Value, End of Period                                                           $10.391
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                     $11.423
Accumulation Unit Value, End of Period                                                           $13.317
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                     $11.757
Accumulation Unit Value, End of Period                                                           $12.928
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                      $9.888
Accumulation Unit Value, End of Period                                                            $9.805
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                     $12.393
Accumulation Unit Value, End of Period                                                           $13.430
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                     $12.753
Accumulation Unit Value, End of Period                                                           $14.502
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                     $12.009
Accumulation Unit Value, End of Period                                                           $13.031
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                     $11.411
Accumulation Unit Value, End of Period                                                           $12.024
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                     $12.682
Accumulation Unit Value, End of Period                                                           $13.989
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                     $12.464
Accumulation Unit Value, End of Period                                                           $13.495
Number of Units Outstanding, End of Period                                                             0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                     $11.581
Accumulation Unit Value, End of Period                                                           $12.337
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                     $11.060
Accumulation Unit Value, End of Period                                                           $11.680
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                     $11.810
Accumulation Unit Value, End of Period                                                           $13.289
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.000
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                     $10.977
Accumulation Unit Value, End of Period                                                           $11.844
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                     $12.650
Accumulation Unit Value, End of Period                                                           $13.806
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                     $10.000
Accumulation Unit Value, End of Period                                                           $10.000
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                     $12.103
Accumulation Unit Value, End of Period                                                           $13.538
Number of Units Outstanding, End of Period                                                             0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                          --
Accumulation Unit Value, End of Period                                                                --
Number of Units Outstanding, End of Period                                                            --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                     $12.570
Accumulation Unit Value, End of Period                                                           $14.439
Number of Units Outstanding, End of Period                                                             0


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.00% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                      2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                        $10.000
Accumulation Unit Value, End of Period                                                              $10.701
Number of Units Outstanding, End of Period                                                                0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                        $10.000
Accumulation Unit Value, End of Period                                                              $11.306
Number of Units Outstanding, End of Period                                                                0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                        $10.000
Accumulation Unit Value, End of Period                                                              $12.212
Number of Units Outstanding, End of Period                                                                0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                        $10.000
Accumulation Unit Value, End of Period                                                               $9.981
Number of Units Outstanding, End of Period                                                                0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                        $10.000
Accumulation Unit Value, End of Period                                                              $11.387
Number of Units Outstanding, End of Period                                                                0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                        $10.000
Accumulation Unit Value, End of Period                                                              $12.178
Number of Units Outstanding, End of Period                                                                0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                        $10.000
Accumulation Unit Value, End of Period                                                              $11.212
Number of Units Outstanding, End of Period                                                                0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                        $11.769
Accumulation Unit Value, End of Period                                                              $13.322
Number of Units Outstanding, End of Period                                                                0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                             --
Accumulation Unit Value, End of Period                                                                   --
Number of Units Outstanding, End of Period                                                               --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                        $12.421
Accumulation Unit Value, End of Period                                                              $14.486
Number of Units Outstanding, End of Period                                                                0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                             --
Accumulation Unit Value, End of Period                                                                   --
Number of Units Outstanding, End of Period                                                               --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                        $11.349
Accumulation Unit Value, End of Period                                                              $12.620
Number of Units Outstanding, End of Period                                                                0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                        $13.231
Accumulation Unit Value, End of Period                                                              $16.786
Number of Units Outstanding, End of Period                                                                0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                        $11.537
Accumulation Unit Value, End of Period                                                              $13.527
Number of Units Outstanding, End of Period                                                                0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                        $12.197
Accumulation Unit Value, End of Period                                                              $12.326
Number of Units Outstanding, End of Period                                                                0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                        $11.970
Accumulation Unit Value, End of Period                                                              $13.026
Number of Units Outstanding, End of Period                                                                0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                        $11.094
Accumulation Unit Value, End of Period                                                              $12.243
Number of Units Outstanding, End of Period                                                                0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                        $11.742
Accumulation Unit Value, End of Period                                                              $14.160
Number of Units Outstanding, End of Period                                                                0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                        $12.162
Accumulation Unit Value, End of Period                                                              $12.890
Number of Units Outstanding, End of Period                                                                0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                        $11.424
Accumulation Unit Value, End of Period                                                              $12.568
Number of Units Outstanding, End of Period                                                                0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                        $12.607
Accumulation Unit Value, End of Period                                                              $14.587
Number of Units Outstanding, End of Period                                                                0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                        $11.417
Accumulation Unit Value, End of Period                                                              $12.074
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                        $11.551
Accumulation Unit Value, End of Period                                                              $12.367
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                        $12.182
Accumulation Unit Value, End of Period                                                              $13.434
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                        $10.959
Accumulation Unit Value, End of Period                                                              $11.244
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                        $12.368
Accumulation Unit Value, End of Period                                                              $13.275
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                        $10.441
Accumulation Unit Value, End of Period                                                              $10.388
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                        $11.422
Accumulation Unit Value, End of Period                                                              $13.312
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                        $11.756
Accumulation Unit Value, End of Period                                                              $12.923
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                         $9.887
Accumulation Unit Value, End of Period                                                               $9.801
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                        $12.392
Accumulation Unit Value, End of Period                                                              $13.425
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                        $12.751
Accumulation Unit Value, End of Period                                                              $14.497
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                        $12.008
Accumulation Unit Value, End of Period                                                              $13.027
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                        $11.410
Accumulation Unit Value, End of Period                                                              $12.020
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                        $12.680
Accumulation Unit Value, End of Period                                                              $13.984
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                        $12.463
Accumulation Unit Value, End of Period                                                              $13.491
Number of Units Outstanding, End of Period                                                                0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                        $11.580
Accumulation Unit Value, End of Period                                                              $12.333
Number of Units Outstanding, End of Period                                                                0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                             --
Accumulation Unit Value, End of Period                                                                   --
Number of Units Outstanding, End of Period                                                               --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                             --
Accumulation Unit Value, End of Period                                                                   --
Number of Units Outstanding, End of Period                                                               --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                        $11.059
Accumulation Unit Value, End of Period                                                              $11.676
Number of Units Outstanding, End of Period                                                                0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                        $11.809
Accumulation Unit Value, End of Period                                                              $13.284
Number of Units Outstanding, End of Period                                                                0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                        $10.000
Accumulation Unit Value, End of Period                                                              $10.000
Number of Units Outstanding, End of Period                                                                0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                        $10.976
Accumulation Unit Value, End of Period                                                              $11.841
Number of Units Outstanding, End of Period                                                                0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                        $12.648
Accumulation Unit Value, End of Period                                                              $13.801
Number of Units Outstanding, End of Period                                                                0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                             --
Accumulation Unit Value, End of Period                                                                   --
Number of Units Outstanding, End of Period                                                               --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                             --
Accumulation Unit Value, End of Period                                                                   --
Number of Units Outstanding, End of Period                                                               --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                        $10.000
Accumulation Unit Value, End of Period                                                              $10.000
Number of Units Outstanding, End of Period                                                                0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                        $12.102
Accumulation Unit Value, End of Period                                                              $13.533
Number of Units Outstanding, End of Period                                                                0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                             --
Accumulation Unit Value, End of Period                                                                   --
Number of Units Outstanding, End of Period                                                               --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                        $12.569
Accumulation Unit Value, End of Period                                                              $14.434
Number of Units Outstanding, End of Period                                                                0


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.05% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option)

For the Years Beginning January 1* and Ending December 31,                                    2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $10.699
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $11.303
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $12.209
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                             $9.979
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $11.384
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $12.175
Number of Units Outstanding, End of Period                                                              0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $11.210
Number of Units Outstanding, End of Period                                                              0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.775
Accumulation Unit Value, End of Period                                                            $13.325
Number of Units Outstanding, End of Period                                                              0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $12.427
Accumulation Unit Value, End of Period                                                            $14.489
Number of Units Outstanding, End of Period                                                              0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.354
Accumulation Unit Value, End of Period                                                            $12.623
Number of Units Outstanding, End of Period                                                              0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $13.237
Accumulation Unit Value, End of Period                                                            $16.790
Number of Units Outstanding, End of Period                                                              0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.542
Accumulation Unit Value, End of Period                                                            $13.530
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                      $12.203
Accumulation Unit Value, End of Period                                                            $12.328
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                      $11.975
Accumulation Unit Value, End of Period                                                            $13.029
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                      $11.093
Accumulation Unit Value, End of Period                                                            $12.239
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                      $11.747
Accumulation Unit Value, End of Period                                                            $14.163
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                      $12.167
Accumulation Unit Value, End of Period                                                            $12.893
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                      $11.430
Accumulation Unit Value, End of Period                                                            $12.571
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                      $12.613
Accumulation Unit Value, End of Period                                                            $14.590
Number of Units Outstanding, End of Period                                                              0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                      $11.422
Accumulation Unit Value, End of Period                                                            $12.076
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                      $11.556
Accumulation Unit Value, End of Period                                                            $12.370
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $12.187
Accumulation Unit Value, End of Period                                                            $13.437
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                      $10.964
Accumulation Unit Value, End of Period                                                            $11.246
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                      $12.374
Accumulation Unit Value, End of Period                                                            $13.278
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                      $10.445
Accumulation Unit Value, End of Period                                                            $10.390
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                      $11.427
Accumulation Unit Value, End of Period                                                            $13.315
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                      $11.761
Accumulation Unit Value, End of Period                                                            $12.926
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                       $9.892
Accumulation Unit Value, End of Period                                                             $9.803
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                      $12.397
Accumulation Unit Value, End of Period                                                            $13.428
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                      $12.757
Accumulation Unit Value, End of Period                                                            $14.500
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                      $12.013
Accumulation Unit Value, End of Period                                                            $13.030
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                      $11.415
Accumulation Unit Value, End of Period                                                            $12.022
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $12.686
Accumulation Unit Value, End of Period                                                            $13.987
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                      $12.468
Accumulation Unit Value, End of Period                                                            $13.494
Number of Units Outstanding, End of Period                                                              0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                      $11.585
Accumulation Unit Value, End of Period                                                            $12.336
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                      $11.064
Accumulation Unit Value, End of Period                                                            $11.679
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                      $11.814
Accumulation Unit Value, End of Period                                                            $13.287
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $10.000
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                      $10.981
Accumulation Unit Value, End of Period                                                            $11.844
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                      $12.654
Accumulation Unit Value, End of Period                                                            $13.804
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                      $10.000
Accumulation Unit Value, End of Period                                                            $10.000
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                      $12.101
Accumulation Unit Value, End of Period                                                            $13.529
Number of Units Outstanding, End of Period                                                              0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                           --
Accumulation Unit Value, End of Period                                                                 --
Number of Units Outstanding, End of Period                                                             --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                      $12.575
Accumulation Unit Value, End of Period                                                            $14.437
Number of Units Outstanding, End of Period                                                              0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.10% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                       2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $10.696
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $11.300
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $12.206
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                                $9.976
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $11.382
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $12.172
Number of Units Outstanding, End of Period                                                                 0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $11.207
Number of Units Outstanding, End of Period                                                                 0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.757
Accumulation Unit Value, End of Period                                                               $13.302
Number of Units Outstanding, End of Period                                                                 0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $12.408
Accumulation Unit Value, End of Period                                                               $14.464
Number of Units Outstanding, End of Period                                                                 0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.337
Accumulation Unit Value, End of Period                                                               $12.601
Number of Units Outstanding, End of Period                                                                 0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $13.217
Accumulation Unit Value, End of Period                                                               $16.761
Number of Units Outstanding, End of Period                                                                 0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.525
Accumulation Unit Value, End of Period                                                               $13.507
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                         $12.185
Accumulation Unit Value, End of Period                                                               $12.307
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                         $11.957
Accumulation Unit Value, End of Period                                                               $13.007
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                         $11.091
Accumulation Unit Value, End of Period                                                               $12.235
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                         $11.729
Accumulation Unit Value, End of Period                                                               $14.139
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                         $12.149
Accumulation Unit Value, End of Period                                                               $12.871
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                         $11.412
Accumulation Unit Value, End of Period                                                               $12.549
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                         $12.594
Accumulation Unit Value, End of Period                                                               $14.565
Number of Units Outstanding, End of Period                                                                 0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                         $11.405
Accumulation Unit Value, End of Period                                                               $12.055
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                         $11.539
Accumulation Unit Value, End of Period                                                               $12.349
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                         $12.169
Accumulation Unit Value, End of Period                                                               $13.414
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                         $10.947
Accumulation Unit Value, End of Period                                                               $11.227
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                         $12.355
Accumulation Unit Value, End of Period                                                               $13.255
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                         $10.430
Accumulation Unit Value, End of Period                                                               $10.372
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                         $11.410
Accumulation Unit Value, End of Period                                                               $13.292
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                         $11.744
Accumulation Unit Value, End of Period                                                               $12.904
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                          $9.877
Accumulation Unit Value, End of Period                                                                $9.786
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                         $12.379
Accumulation Unit Value, End of Period                                                               $13.405
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                         $12.738
Accumulation Unit Value, End of Period                                                               $14.475
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                         $11.995
Accumulation Unit Value, End of Period                                                               $13.007
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                         $11.398
Accumulation Unit Value, End of Period                                                               $12.001
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                         $12.667
Accumulation Unit Value, End of Period                                                               $13.963
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                         $12.450
Accumulation Unit Value, End of Period                                                               $13.470
Number of Units Outstanding, End of Period                                                                 0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                         $11.568
Accumulation Unit Value, End of Period                                                               $12.314
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                         $11.047
Accumulation Unit Value, End of Period                                                               $11.658
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                         $11.797
Accumulation Unit Value, End of Period                                                               $13.264
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $10.000
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                         $10.965
Accumulation Unit Value, End of Period                                                               $11.825
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                         $12.635
Accumulation Unit Value, End of Period                                                               $13.780
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                         $10.000
Accumulation Unit Value, End of Period                                                               $10.000
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                         $12.099
Accumulation Unit Value, End of Period                                                               $13.524
Number of Units Outstanding, End of Period                                                                 0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                              --
Accumulation Unit Value, End of Period                                                                    --
Number of Units Outstanding, End of Period                                                                --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                         $12.556
Accumulation Unit Value, End of Period                                                               $14.413
Number of Units Outstanding, End of Period                                                                 0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.15% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,                                     2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.694
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.298
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.203
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                              $9.974
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.379
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.170
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.204
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.756
Accumulation Unit Value, End of Period                                                             $13.297
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $12.407
Accumulation Unit Value, End of Period                                                             $14.459
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.336
Accumulation Unit Value, End of Period                                                             $12.596
Number of Units Outstanding, End of Period                                                               0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $13.216
Accumulation Unit Value, End of Period                                                             $16.755
Number of Units Outstanding, End of Period                                                               0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.524
Accumulation Unit Value, End of Period                                                             $13.502
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.183
Accumulation Unit Value, End of Period                                                             $12.303
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                       $11.956
Accumulation Unit Value, End of Period                                                             $13.002
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $11.090
Accumulation Unit Value, End of Period                                                             $12.231
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.728
Accumulation Unit Value, End of Period                                                             $14.134
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.148
Accumulation Unit Value, End of Period                                                             $12.866
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                       $11.411
Accumulation Unit Value, End of Period                                                             $12.545
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                       $12.593
Accumulation Unit Value, End of Period                                                             $14.560
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                       $11.404
Accumulation Unit Value, End of Period                                                             $12.051
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                       $11.537
Accumulation Unit Value, End of Period                                                             $12.344
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.168
Accumulation Unit Value, End of Period                                                             $13.409
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                       $10.946
Accumulation Unit Value, End of Period                                                             $11.223
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                       $12.354
Accumulation Unit Value, End of Period                                                             $13.250
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.429
Accumulation Unit Value, End of Period                                                             $10.368
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $11.409
Accumulation Unit Value, End of Period                                                             $13.287
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                       $11.742
Accumulation Unit Value, End of Period                                                             $12.899
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                        $9.876
Accumulation Unit Value, End of Period                                                              $9.783
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                       $12.377
Accumulation Unit Value, End of Period                                                             $13.400
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                       $12.737
Accumulation Unit Value, End of Period                                                             $14.470
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                       $11.994
Accumulation Unit Value, End of Period                                                             $13.003
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                       $11.397
Accumulation Unit Value, End of Period                                                             $11.997
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.666
Accumulation Unit Value, End of Period                                                             $13.958
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                       $12.448
Accumulation Unit Value, End of Period                                                             $13.466
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                       $11.567
Accumulation Unit Value, End of Period                                                             $12.310
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                       $11.046
Accumulation Unit Value, End of Period                                                             $11.654
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $11.796
Accumulation Unit Value, End of Period                                                             $13.260
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                       $10.964
Accumulation Unit Value, End of Period                                                             $11.822
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                       $12.634
Accumulation Unit Value, End of Period                                                             $13.775
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.098
Accumulation Unit Value, End of Period                                                             $13.520
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                       $12.555
Accumulation Unit Value, End of Period                                                             $14.408
Number of Units Outstanding, End of Period                                                               0


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.20% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,                                     2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.689
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.292
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.197
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                              $9.969
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.374
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $12.164
Number of Units Outstanding, End of Period                                                               0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $11.199
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.744
Accumulation Unit Value, End of Period                                                             $13.277
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $12.394
Accumulation Unit Value, End of Period                                                             $14.437
Number of Units Outstanding, End of Period                                                               0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.324
Accumulation Unit Value, End of Period                                                             $12.577
Number of Units Outstanding, End of Period                                                               0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $13.202
Accumulation Unit Value, End of Period                                                             $16.729
Number of Units Outstanding, End of Period                                                               0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.512
Accumulation Unit Value, End of Period                                                             $13.482
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.171
Accumulation Unit Value, End of Period                                                             $12.284
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                       $11.944
Accumulation Unit Value, End of Period                                                             $12.982
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                       $11.088
Accumulation Unit Value, End of Period                                                             $12.222
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                       $11.716
Accumulation Unit Value, End of Period                                                             $14.112
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.135
Accumulation Unit Value, End of Period                                                             $12.847
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                       $11.399
Accumulation Unit Value, End of Period                                                             $12.526
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                       $12.580
Accumulation Unit Value, End of Period                                                             $14.538
Number of Units Outstanding, End of Period                                                               0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                       $11.392
Accumulation Unit Value, End of Period                                                             $12.033
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                       $11.525
Accumulation Unit Value, End of Period                                                             $12.326
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.155
Accumulation Unit Value, End of Period                                                             $13.389
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                       $10.935
Accumulation Unit Value, End of Period                                                             $11.206
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                       $12.341
Accumulation Unit Value, End of Period                                                             $13.230
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                       $10.418
Accumulation Unit Value, End of Period                                                             $10.353
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                       $11.397
Accumulation Unit Value, End of Period                                                             $13.267
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                       $11.730
Accumulation Unit Value, End of Period                                                             $12.880
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                        $9.866
Accumulation Unit Value, End of Period                                                              $9.768
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                       $12.364
Accumulation Unit Value, End of Period                                                             $13.380
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                       $12.724
Accumulation Unit Value, End of Period                                                             $14.448
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                       $11.981
Accumulation Unit Value, End of Period                                                             $12.983
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                       $11.385
Accumulation Unit Value, End of Period                                                             $11.979
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $12.653
Accumulation Unit Value, End of Period                                                             $13.937
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                       $12.435
Accumulation Unit Value, End of Period                                                             $13.445
Number of Units Outstanding, End of Period                                                               0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                       $11.555
Accumulation Unit Value, End of Period                                                             $12.291
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                       $11.034
Accumulation Unit Value, End of Period                                                             $11.637
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                       $11.783
Accumulation Unit Value, End of Period                                                             $13.240
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                       $10.952
Accumulation Unit Value, End of Period                                                             $11.806
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                       $12.621
Accumulation Unit Value, End of Period                                                             $13.754
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                       $10.000
Accumulation Unit Value, End of Period                                                             $10.000
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                       $12.095
Accumulation Unit Value, End of Period                                                             $13.510
Number of Units Outstanding, End of Period                                                               0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                            --
Accumulation Unit Value, End of Period                                                                  --
Number of Units Outstanding, End of Period                                                              --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                       $12.542
Accumulation Unit Value, End of Period                                                             $14.386
Number of Units Outstanding, End of Period                                                               0

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.30% and Administrative Expense Charge of 0.19%.

(1)Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.




Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                        2003
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $10.686
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $11.290
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $12.194
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC INVESTMENT GRADE BOND
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                 $9.967
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC MID-CAP EQUITY
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $11.371
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC SMALL CAP VALUE EQUITY
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $12.161
Number of Units Outstanding, End of Period                                                                  0
STI CLASSIC VALUE INCOME STOCK
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $11.196
Number of Units Outstanding, End of Period                                                                  0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $11.752
Accumulation Unit Value, End of Period                                                                $13.283
Number of Units Outstanding, End of Period                                                                  0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $12.403
Accumulation Unit Value, End of Period                                                                $14.444
Number of Units Outstanding, End of Period                                                                  0
FTVIP FRANKLIN U.S. GOVERNMENT
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $11.332
Accumulation Unit Value, End of Period                                                                $12.584
Number of Units Outstanding, End of Period                                                                  0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $13.212
Accumulation Unit Value, End of Period                                                                $16.738
Number of Units Outstanding, End of Period                                                                  0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $11.520
Accumulation Unit Value, End of Period                                                                $13.488
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                          $12.179
Accumulation Unit Value, End of Period                                                                $12.290
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER BALANCED (1)
Accumulation Unit Value, Beginning of Period                                                          $11.952
Accumulation Unit Value, End of Period                                                                $12.989
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                          $11.087
Accumulation Unit Value, End of Period                                                                $12.218
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER GLOBAL SECURITIES
Accumulation Unit Value, Beginning of Period                                                          $11.724
Accumulation Unit Value, End of Period                                                                $14.119
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                          $12.144
Accumulation Unit Value, End of Period                                                                $12.853
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER MAIN STREET
Accumulation Unit Value, Beginning of Period                                                          $11.408
Accumulation Unit Value, End of Period                                                                $12.532
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER MAIN STREET SMALL CAP
Accumulation Unit Value, Beginning of Period                                                          $12.589
Accumulation Unit Value, End of Period                                                                $14.545
Number of Units Outstanding, End of Period                                                                  0
OPPENHEIMER STRATEGIC BOND
Accumulation Unit Value, Beginning of Period                                                          $11.400
Accumulation Unit Value, End of Period                                                                $12.039
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                                          $11.534
Accumulation Unit Value, End of Period                                                                $12.332
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                          $12.164
Accumulation Unit Value, End of Period                                                                $13.395
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                                                          $10.943
Accumulation Unit Value, End of Period                                                                $11.211
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                          $12.350
Accumulation Unit Value, End of Period                                                                $13.237
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                                                          $10.425
Accumulation Unit Value, End of Period                                                                $10.358
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                          $11.405
Accumulation Unit Value, End of Period                                                                $13.274
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                                          $11.739
Accumulation Unit Value, End of Period                                                                $12.886
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                           $9.873
Accumulation Unit Value, End of Period                                                                 $9.773
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                                          $12.373
Accumulation Unit Value, End of Period                                                                $13.387
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                                                          $12.733
Accumulation Unit Value, End of Period                                                                $14.455
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                                          $11.990
Accumulation Unit Value, End of Period                                                                $12.989
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                                                          $11.394
Accumulation Unit Value, End of Period                                                                $11.985
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                          $12.662
Accumulation Unit Value, End of Period                                                                $13.943
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                                          $12.445
Accumulation Unit Value, End of Period                                                                $13.452
Number of Units Outstanding, End of Period                                                                  0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                          $11.563
Accumulation Unit Value, End of Period                                                                $12.297
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN LIT AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN LIT COMSTOCK
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                          $11.043
Accumulation Unit Value, End of Period                                                                $11.642
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN LIT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                          $11.792
Accumulation Unit Value, End of Period                                                                $13.246
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN LIT MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $10.000
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF ACTIVE INTERNATIONAL ALLOCATION (2)
Accumulation Unit Value, Beginning of Period                                                          $10.960
Accumulation Unit Value, End of Period                                                                $11.813
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF EMERGING MARKETS DEBT
Accumulation Unit Value, Beginning of Period                                                          $12.630
Accumulation Unit Value, End of Period                                                                $13.761
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF EQUITY AND INCOME
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN UIF GLOBAL FRANCHISE
Accumulation Unit Value, Beginning of Period                                                          $10.000
Accumulation Unit Value, End of Period                                                                $10.000
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF SMALL COMPANY GROWTH
Accumulation Unit Value, Beginning of Period                                                          $12.094
Accumulation Unit Value, End of Period                                                                $13.506
Number of Units Outstanding, End of Period                                                                  0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                               --
Accumulation Unit Value, End of Period                                                                     --
Number of Units Outstanding, End of Period                                                                 --
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                          $12.551
Accumulation Unit Value, End of Period                                                                $14.393
Number of Units Outstanding, End of Period                                                                  0


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Sub-Accounts which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.35% and Administrative Expense Charge of 0.19%.

(1) Effective May 1, 2004, the Oppenheimer Multiple Strategies Fund/VA changed its name to the Oppenheimer Balanced Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective October 31, 2003, the Van Kampen UIF Active International Allocation Variable Sub-Account was liquidated. The corresponding Van Kampen UIF Active International Allocation Variable Sub-Account was closed and any amounts invested in the Van Kampen UIF Active International Allocation Variable Sub-Account were transferred to the Putnam VT Money Market Sub-Account.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND SHAREHOLDER
OF ALLSTATE LIFE INSURANCE COMPANY:

     We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2003 and 2002, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2003. Our audits also included Schedule I--Summary of Investments other than Investments in Related Parties, Schedule III--Supplementary Insurance Information, Schedule IV--Reinsurance, and Schedule V--Valuation and Qualifying Accounts. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial statement schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I--Summary of Investments other than Investments in Related Parties, Schedule III--Supplementary Insurance Information, Schedule IV--Reinsurance, and Schedule V--Valuation and Qualifying Accounts, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the consolidated financial statements, in 2003, the Company changed its method of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 4, 2004

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                            YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------
(IN MILLIONS)                                                          2003          2002          2001
                                                                    ----------    ----------    ----------
REVENUES
Premiums (net of reinsurance ceded of $418, $393 and $323)          $      959    $    1,023    $    1,046
Contract charges                                                           872           853           821
Net investment income                                                    3,082         2,978         2,833
Realized capital gains and losses                                          (84)         (422)         (207)
                                                                    ----------    ----------    ----------

                                                                         4,829         4,432         4,493

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoverable of $336,
  $387 and $277)                                                         1,595         1,543         1,485
Interest credited to contractholder funds                                1,764         1,691         1,670
Amortization of deferred policy acquisition costs                          479           418           365
Operating costs and expenses                                               493           475           416
                                                                    ----------    ----------    ----------
                                                                         4,331         4,127         3,936

LOSS ON DISPOSITION OF OPERATIONS                                          (45)           (3)           (4)
                                                                    ----------    ----------    ----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND
CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX             453           302           553
Income tax expense                                                         162            57           179
                                                                    ----------    ----------    ----------

INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING
PRINCIPLE, AFTER-TAX                                                       291           245           374

Cumulative effect of change in accounting principle, after-tax             (13)            -            (6)
                                                                    ----------    ----------    ----------

NET INCOME                                                                 278           245           368
                                                                    ----------    ----------    ----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
Changes in:
  Unrealized net capital gains and losses and net gains
    and losses on derivative financial instruments                           1           416            76
  Unrealized foreign currency translation adjustments                        -            (1)            2
                                                                    ----------    ----------    ----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX                                        1           415            78
                                                                    ----------    ----------    ----------

COMPREHENSIVE INCOME                                                $      279    $      660    $      446
                                                                    ==========    ==========    ==========

                 See notes to consolidated financial statements.

                                       2

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                         DECEMBER 31,
                                                                    -----------------------
                                                                       2003         2002
                                                                    ----------   ----------
(IN MILLIONS, EXCEPT PAR VALUE DATA)

ASSETS
Investments
    Fixed income securities, at fair value
      (amortized cost $48,401 and $41,723)                          $   51,578   $   44,805
    Mortgage loans                                                       6,354        5,883
    Equity securities                                                      164          183
    Short-term                                                             765          839
    Policy loans                                                           686          692
    Other                                                                  442          268
                                                                    ----------   ----------
   Total investments                                                    59,989       52,670

Cash                                                                       121          252
Deferred policy acquisition costs                                        3,202        2,915
Reinsurance recoverables, net                                            1,185        1,046
Accrued investment income                                                  567          534
Other assets                                                               323          304
Separate Accounts                                                       13,425       11,125
                                                                    ----------   ----------
  TOTAL ASSETS                                                      $   78,812   $   68,846
                                                                    ==========   ==========
LIABILITIES
Contractholder funds                                                $   44,914   $   38,858
Reserve for life-contingent contract benefits                           10,480        9,733
Unearned premiums                                                           32           24
Payable to affiliates, net                                                 114           80
Other liabilities and accrued expenses                                   2,594        1,956
Deferred income taxes                                                      779          708
Long-term debt                                                              45            -
Separate Accounts                                                       13,425       11,125
                                                                    ----------   ----------
  TOTAL LIABILITIES                                                     72,383       62,484
                                                                    ----------   ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, 815,460 and 930,650
  shares issued and outstanding                                             82           93
Common stock, $227 par value, 23,800 shares
  authorized and outstanding                                                 5            5
Additional capital paid-in                                               1,067        1,067
Retained income                                                          4,222        4,145
Accumulated other comprehensive income:
    Unrealized net capital gains and losses and net gains
      and losses on derivative financial instruments                     1,053        1,052
                                                                    ----------   ----------
  Total accumulated other comprehensive income                           1,053        1,052
                                                                    ----------   ----------
  TOTAL SHAREHOLDER'S EQUITY                                             6,429        6,362
                                                                    ----------   ----------
  TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                        $   78,812   $   68,846
                                                                    ==========   ==========

                 See notes to consolidated financial statements.

                                       3

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                            YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------
(IN MILLIONS)                                                          2003          2002          2001
                                                                    ----------    ----------    ----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                          $       93    $      104    $       92
Issuance of stock                                                            -             5            15
Redemption of stock                                                        (11)          (16)           (3)
                                                                    ----------    ----------    ----------

Balance, end of year                                                        82            93           104
                                                                    ----------    ----------    ----------

REDEEMABLE PREFERRED STOCK - SERIES A SUBSCRIPTIONS RECEIVABLE               -             -           (14)
                                                                    ----------    ----------    ----------
REDEEMABLE PREFERRED STOCK - SERIES B
Balance, beginning of year                                                   -             -           117
Redemption of stock                                                          -             -          (117)
                                                                    ----------    ----------    ----------

Balance, end of year                                                         -             -             -
                                                                    ----------    ----------    ----------

COMMON STOCK                                                                 5             5             5

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                               1,067           717           600
Capital contribution                                                         -           350           117
                                                                    ----------    ----------    ----------

Balance, end of year                                                     1,067         1,067           717
                                                                    ----------    ----------    ----------
RETAINED INCOME
Balance, beginning of year                                               4,145         3,948         3,752
Net income                                                                 278           245           368
Dividends                                                                 (201)          (48)         (172)
                                                                    ----------    ----------    ----------

Balance, end of year                                                     4,222         4,145         3,948
                                                                    ----------    ----------    ----------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                               1,052           637           559
Change in unrealized net capital gains and losses and net gains
  and losses on derivative financial instruments                             1           416            76
Change in unrealized foreign currency translation adjustments                -            (1)            2
                                                                    ----------    ----------    ----------

Balance, end of year                                                     1,053         1,052           637
                                                                    ----------    ----------    ----------
TOTAL SHAREHOLDER'S EQUITY                                          $    6,429    $    6,362    $    5,397
                                                                    ==========    ==========    ==========

                 See notes to consolidated financial statements.

                                       4



                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                            YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------
(IN MILLIONS)                                                          2003          2002          2001
                                                                    ----------    ----------    ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                          $      278    $      245    $      368
  Adjustments to reconcile net income to net cash provided by operating activities:
    Amortization and other non-cash items                                 (175)         (210)         (261)
    Realized capital gains and losses                                       84           422           207
    Loss on disposition of operations                                       45             3             4
    Cumulative effect of change in accounting for derivative
      and embedded derivative financial instruments                         13             -             6
   Interest credited to contractholder funds                             1,764         1,691         1,670
  Changes in:
      Contract benefit and other insurance reserves                         45           134            30
      Unearned premiums                                                      8             7           (31)
      Deferred policy acquisition costs                                   (253)         (249)         (272)
      Reinsurance recoverables                                            (141)         (122)         (137)
      Income taxes payable                                                   3           (85)           26
      Other operating assets and liabilities                                81           (66)          137
                                                                    ----------    ----------    ----------
          Net cash provided by operating activities                      1,752         1,770         1,747
                                                                    ----------    ----------    ----------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                               8,158         6,224         6,552
   Equity securities                                                        80           129           533
Investment collections
   Fixed income securities                                               4,818         4,041         3,434
   Mortgage loans                                                          679           542           359
Investments purchases
   Fixed income securities                                             (19,225)      (16,155)      (14,173)
   Equity securities                                                       (47)         (149)         (311)
   Mortgage loans                                                       (1,146)         (916)       (1,456)
Acquisitions, net of cash received                                           -             -            67
Change in short-term investments, net                                      236          (425)          330
Change in other investments, net                                            14          (154)          (28)
                                                                    ----------    ----------    ----------
        Net cash used in investing activities                           (6,433)       (6,863)       (4,693)
                                                                    ----------    ----------    ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of redeemable preferred stock                         -            19             1
Redemption of redeemable preferred stock                                   (11)          (16)         (120)
Capital contribution                                                         -           350           117
Contractholder fund deposits                                             9,841         8,946         7,860
Contractholder fund withdrawals                                         (5,253)       (4,036)       (4,668)
Dividends paid                                                             (27)          (48)         (172)
                                                                    ----------    ----------    ----------
        Net cash provided by financing activities                        4,550         5,215         3,018
                                                                    ----------    ----------    ----------
NET (DECREASE) INCREASE IN CASH                                           (131)          122            72
CASH AT BEGINNING OF YEAR                                                  252           130            58
                                                                    ----------    ----------    ----------
CASH AT END OF YEAR                                                 $      121    $      252    $      130
                                                                    ==========    ==========    ==========

                 See notes to consolidated financial statements.

                                       5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries
(collectively referred to as the "Company"). ALIC is wholly owned by Allstate
Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation
(the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     To conform with the 2003 presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company offers a diversified portfolio of retail and institutional products to meet consumers' needs in the areas of financial protection, savings and retirement through a variety of distribution channels. Retail life insurance products include: term life, whole life, credit life, interest-sensitive life, variable life, variable universal life and single premium life. Other insurance products include long-term care, accidental death, hospital indemnity and credit disability. Savings products include fixed deferred annuities (including market value adjusted annuities, equity-indexed annuities and treasury-linked annuities), immediate annuities (including structured settlement annuities) and variable annuities. These products are sold through a variety of distribution channels including Allstate agencies, financial institutions and broker/dealers, independent agents (primarily master brokerage agencies), direct marketing and specialized brokers. The institutional product line consists primarily of funding agreements sold to variable interest entities that issue medium-term notes to institutional investors.

     The Company is authorized to sell its products in all 50 states, the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. For 2003, the top geographic locations for statutory premiums and annuity considerations for the Company were Delaware, California, New York, Florida, and Pennsylvania.
No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations for the Company.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may result in an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Recent legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed and asset-backed securities, and redeemable preferred stocks. Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as

                                       6

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. Periodic changes in fair values, net of deferred income taxes, certain deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, are reflected as a component of other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Mortgage loans are carried at the outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Equity securities include common stocks, non-redeemable preferred stocks and limited partnership interests. Common stocks and non-redeemable preferred stocks had a carrying value of $83 million and $96 million, and cost of $79 million and $104 million at December 31, 2003 and 2002, respectively. Common stocks and non-redeemable preferred stocks are classified as available for sale and are carried at fair value if independent market quotations are available. If independent market quotations are not available, these securities are carried at cost. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.
Investments in limited partnership interests had a carrying value and cost of $81 million and $87 million at December 31, 2003 and 2002, respectively, and are accounted for in accordance with the equity method of accounting except for instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, in which case, the Company applies the cost method of accounting.

     Policy loans are carried at unpaid principal balances. Other investments consist primarily of real estate investments, which are accounted for by the equity method if held for investment, or depreciated cost, net of valuation allowances, if the Company has an active plan to sell.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and generally include the reinvestment of collateral received in connection with certain securities included in repurchase, resale and lending activities and derivative transactions. For these transactions, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to repay the collateral.

     Investment income consists primarily of interest and dividends, net investment income from partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Interest income on certain beneficial interests in securitized financial assets is determined using the prospective yield method, based upon projections of expected future cash flows. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt. Income from investments in partnership interests, accounted for on the cost basis, is recognized upon receipt of amounts distributed by the partnerships as income.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other than temporary declines in fair value and changes in the value of certain derivatives including related periodic and final settlements. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company writes down, to fair value, any fixed income or equity security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     The Company adopted the provisions of Financial Accounting Standards Board
("FASB") Statement of Financial Accounting Standard ("SFAS") No. 133,
"Accounting for Derivative Instruments and Hedging Activities", and SFAS No.
138, "Accounting for Certain Derivative Instruments and Certain Hedging
Activities", as of January 1, 2001. The impact of SFAS No. 133 and SFAS No. 138
(the "statements") to the Company was a loss of $6 million, after-tax, and is reflected as a cumulative effect of change in accounting principle on the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2001.

                                       7

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     Derivative financial instruments include swaps, futures, options, interest rate caps and floors, warrants, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments
("subject to bifurcation") are embedded in convertible and other fixed income securities, equity-indexed life and annuity contracts, certain variable life and annuity contracts and modified coinsurance contracts (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in assets and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in life and annuity contract benefits or realized capital gains and losses.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses.
For the years ended December 31, 2003, 2002 and 2001, the hedge ineffectiveness reported as realized capital gains and losses amounted to gains of $16 million, losses of $15 million and gains of $6 million, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof are reported in life and annuity contract benefits, together with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income, life and annuity contract benefits or interest expense. The book value of the hedged asset or liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability, or a forecasted transaction.
Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income.
Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income or when the forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be

                                       8

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset has become impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as a non-hedge, or for which the derivative has been terminated, the gain or loss recognized on the item being hedged and used to adjust the book value of the asset, liability or portion thereof is amortized over the remaining life of the hedged item to net investment income or life and annuity contract benefits, beginning in the period that hedge accounting is no longer applied. If the hedged item of a fair value hedge is an asset which has become impaired, the adjustment made to the book value of the asset is subject to the accounting policies applied to impaired assets. When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, or if the cash flow hedge is no longer effective, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of indexed instruments, certain interest rate swap agreements and financial futures contracts, interest rate cap and floor agreements, certain forward contracts for TBA mortgage securities and credit default swaps. Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item, generally with results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: net investment income, realized capital gains and losses, operating costs and expenses or life and annuity contract benefits.

SECURITY REPURCHASE AND RESALE AND SECURITIES LOANED

     Securities purchased under agreements to resell and securities sold under agreements to repurchase, including a mortgage dollar roll program, are treated as financing arrangements and the related obligations to return the collateral are carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession or control of securities purchased under agreements to resell. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through the right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased or resold is monitored, and additional collateral is obtained, where appropriate, to protect against credit exposure.

     Securities loaned are treated as financing arrangements and the collateral received is recorded in short-term investments, fixed income securities and other liabilities and accrued expenses. The Company obtains collateral in an amount equal to 102% of the fair value of securities. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary. Substantially all of the Company's securities loaned are on loan with large brokerage firms.

     Securities repurchase and resale agreements and securities lending transactions are used to generate net investment income. The cash received from repurchases and resale agreements also provide a source of liquidity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities.
The carrying values of these instruments approximate fair value because of their relatively

                                       9



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

short-term nature.

RECOGNITION OF PREMIUM AND CONTRACT CHARGE REVENUE AND RELATED BENEFITS AND
INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in life and annuity contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed.
The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance
(mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Life and annuity contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, certain guaranteed investment contracts ("GICs") and funding agreements are considered investment contracts.
Deposits received for such contracts are reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed life products are based on a specified interest rate index, such as LIBOR, or an equity index, such as the S&P 500.

     Separate accounts products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate accounts contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

DEFERRED POLICY ACQUISITION COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment business are deferred and recorded as deferred policy acquisition costs ("DAC"). These costs are principally agents' and brokers' remuneration, certain underwriting costs and direct mail solicitation expenses. All other acquisition expenses are charged to operations as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. DAC is periodically reviewed for recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, such as immediate annuities with life contingencies and limited payment contracts, DAC is amortized in proportion to the estimated revenues on such business.
Assumptions used in amortization of DAC and reserve calculations are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business in force, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

                                       10



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     For internal exchanges of traditional life insurance and immediate annuities with life contingencies, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, variable annuities and investment contracts, DAC is amortized in proportion to the incidence of the present value of estimated gross profits ("EGP") on such business over the estimated lives of the contracts. Generally, the amortization period ranges from 15-30 years; however, estimates of customer surrender rates result in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of EGP. EGP consists of the following components: margins from mortality including guaranteed minimum death and income benefits; contract administration, surrender and other contract charges, less maintenance expenses; and investment margin, including realized capital gains and losses.

     DAC amortization for variable annuity and life contracts is significantly impacted by the return on the underlying funds. The Company's long-term expectation of separate accounts fund performance after fees is approximately
8%, which is consistent with its pricing assumptions. Whenever actual separate accounts fund performance based on the two most recent years varies from the 8% expectation, the Company projects performance levels over the next five years such that the mean return over that seven year period equals the long-term 8% expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC. In applying the reversion to the mean process, the Company does not allow the future rates of return after fees projected over the five-year period to exceed 12.75% or fall below 0%. The
Company periodically evaluates the utilization of this process to determine that it is reasonably possible that variable annuity and life fund performance will revert to the expected long-term mean within this time horizon.

     Changes in the amount or timing of the incidence of EGP result in adjustments to the cumulative amortization of DAC. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC recoverability for interest-sensitive life, variable annuities and investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income.

     The cost assigned to the right to receive future cash flows from certain business purchased from other insurers is also classified as deferred policy acquisition costs in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the life of the contracts acquired. These costs are amortized as profits emerge over the life of the acquired business and are periodically evaluated for recoverability. Present value of future profits was $27 million and $63 million at December 31, 2003 and 2002, respectively. Amortization expense on present value of future profits was $36 million, $15 million and $16 million for the years ended December 31, 2003, 2002 and 2001, respectively.

REINSURANCE RECOVERABLE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from reinsurers (see Note 9). The amounts reported in the Consolidated Statements of Financial Position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written.
Therefore, the Company regularly evaluates reinsurers and amounts recoverable and establishes allowances for uncollectible reinsurance as appropriate.

     The Company also has reinsurance agreements that transfer the investment risk for a portion of the GMDBs and guaranteed minimum income benefits ("GMIBs") offered in certain variable contracts.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded

                                       11



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities, variable life insurance contracts and certain GICs, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance and administration services, mortality, early surrender and expenses and are reflected in contract charges. Deposits to the separate accounts are not included in consolidated cash flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives.

RESERVES FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 8. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses.
Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in Note 8.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position.
The contractual amounts and fair values of these instruments are outlined in
Note 7.

ADOPTED ACCOUNTING STANDARDS

FASB INTERPRETATION NO.46 AND 46R, "CONSOLIDATION OF VARIABLE INTEREST ENTITIES"
("FIN 46" AND "FIN 46R")

     In January 2003, the FASB issued FIN 46, which addressed whether certain types of entities, referred to as variable interest entities ("VIEs"), should be consolidated in a company's financial statements. A VIE is an entity in which the equity investors lack certain essential characteristics of a controlling financial interest or that lacks sufficient equity to finance its own activities without financial support provided by other entities. A company must consolidate a VIE if it has a variable interest that will absorb a majority of the expected losses if they occur, receive a majority of the entity's expected returns, or both.

     In December 2003, the FASB issued FIN 46R to clarify and revise a number of key elements of FIN 46 including the definition of a VIE and the treatment of fees paid to decision makers.

                                       12



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The application of FIN 46 was required for VIEs created on or after February 1, 2003. For VIEs existing prior to that date, the effective date of the interpretation was delayed through the issuance of FASB Staff Position
("FSP") FIN 46-6, until the end of the first interim or annual period ending after December 15, 2003. However, the early adoption of FIN 46 was permitted for some or all of a reporting entity's affected VIEs. The adoption of FIN 46R is required by the end of the first reporting period ending after December 15, 2003 for VIEs considered to be special-purpose entities.

     The Company elected to adopt FIN 46 as of July 1, 2003 for its existing
VIEs. The impact of adopting FIN 46 as of July 1, 2003 was as follows:

     -  The Company issues funding agreements to a Special Purpose Entity
        ("SPE") (which is considered a VIE under FIN 46) used to issue Global
        Medium Term Notes ("GMTNs") to unrelated third parties. The GMTNs and certain equity interests issued by the SPE, to the extent they are exposed to all the risks and rewards of owning the funding agreements that collateralize the GMTNs, are considered variable interests in a VIE. Because the Company owns none of the variable interests issued by the VIE, it is not required to consolidate the VIE and will continue to classify funding agreements issued to the VIE as a component of contractholder funds.

     -  Consistent with the GMTN program, the Company's Euro Medium Term Notes
        ("EMTNs") program no longer requires consolidation. The impact of deconsolidating the EMTNs was the recognition of the funding agreements issued to the VIE as a component of contractholder funds, which is consistent with the previous accounting for this program.

     - The Company was determined to be the primary beneficiary of a previously unconsolidated investment transaction considered to be a VIE under FIN
        46. Accordingly, the VIE was consolidated as of July 1, 2003. As a result of consolidating the investment transaction, the Company's consolidated balance sheet as of September 30, 2003 included $50 million of assets classified as investments and long-term debt of $44 million.
        The holders of the consolidated long-term debt have no recourse to the equity of the Company as the sole source of payment of the liabilities is the assets of the VIE.

     -  The issuance of FIN 46R had no impact on the initial application of FIN
        46 to the VIEs described above.

SFAS NO. 149, "AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING
ACTIVITIES" ("SFAS NO. 149")

     In April 2003, the FASB issued SFAS No. 149, which amends, clarifies and codifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts and used for hedging activities under SFAS No. 133. While this statement applies primarily to certain derivative contracts and embedded derivatives entered into or modified after June 30, 2003, it also codifies conclusions previously reached by the FASB at various dates on certain implementation issues. The impact of adopting the provisions of the statement was not material to the Company's
Consolidated Statements of Operations and Comprehensive Income or Financial
Position.

DERIVATIVES IMPLEMENTATION GROUP STATEMENT 133 IMPLEMENTATION ISSUE NO. B36,
"EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS
THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY
RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE
INSTRUMENTS"("IMPLEMENTATION ISSUE B36")

     In April 2003, the FASB issued Implementation Issue B36, which became effective October 1, 2003. Implementation Issue B36 was applied to two of the Company's modified coinsurance agreements, and as a result, the embedded derivatives were bifurcated from the agreements and marked to market value at October 1, 2003. The effect of adopting Implementation Issue B36 was the recognition of a loss of $13 million, after-tax, which is reflected as a cumulative effect of a change in accounting principle on the Consolidated
Statements of Operations and Comprehensive Income.

PENDING ACCOUNTING STANDARD

STATEMENT OF POSITION 03-01, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES
FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS"
("SOP NO. 03-01")

     In July 2003, the American Institute of Certified Public Accountants issued
SOP 03-01, which applies to several of the Company's insurance products and product features. The effective date of the SOP is for fiscal years beginning after December 15, 2003. A provision of the SOP requires the establishment of reserves in addition to the account

                                       13







NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

balance for contracts containing certain features that provide guaranteed death or other insurance benefits and guaranteed income benefits. These reserves are not currently established by the Company. Recently, the Company implemented new actuarial models that permitted determination of the estimated impact on the Consolidated Statements of Operations and Comprehensive Income. Based on the
Company's application of the estimation methodologies set forth in the SOP, the estimated after-tax impact of adopting the SOP on the Consolidated Statements of Operations and Comprehensive Income, including the related impact on deferred acquisition costs, is in the range of $150 million to $200 million as of January
1, 2004, based on market conditions that existed at December 31, 2003.

PROPOSED ACCOUNTING STANDARD

EMERGING ISSUES TASK FORCE TOPIC NO. 03-01, "THE MEANING OF OTHER-THAN-TEMPORARY
IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("EITF NO. 03-01")

     The Emerging Issues Task Force ("EITF") is currently deliberating EITF No.
03-01, which attempts to define other-than-temporary impairment and highlight its application to investment securities accounted for under both SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS No.
115") and Accounting Principles Board Opinion No. 18, "The Equity Method of
Accounting for Investments in Common Stocks" ("APB No. 18"). The current issue summary, which has yet to be finalized, proposes that if, at the evaluation date, the fair value of an investment security is less than its carrying value then an impairment exists for which a determination must be made as to whether the impairment is other-than-temporary. If it is determined that an impairment is other-than-temporary, then an impairment loss should be recognized equal to the difference between the investment's carrying value and its fair value at the reporting date. In recent deliberations, the EITF discussed different models to assess whether impairment is other-than-temporary for different types of investments (e.g. SFAS No. 115 marketable equity securities, SFAS No. 115 debt securities, and equity and cost method investments subject to APB No. 18) and subsequently decided to use a unified model. Due to the uncertainty of the final model (or models) that may be adopted, the estimated impact to the Company's
Consolidated Statements of Operations and Comprehensive Income and Financial
Position is presently not determinable. In November 2003, the EITF reached a consensus with respect to certain disclosures effective for fiscal years ending after December 15, 2003. Quantitative and qualitative disclosures are required for fixed income and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115. The Company has included those disclosures at December 31, 2003 (see Note 6).

3. ACQUISITIONS AND DISPOSITIONS

2003 DISPOSITIONS

     The Company announced its intention to exit the direct response distribution business. Based on its decision to sell the business, the Company recorded an estimated loss on the disposition of $44 million. An agreement was entered into with American Health and Life Insurance Company and Triton
Insurance Company, subsidiaries of Citigroup Inc., to dispose of a portion of the direct response business. If approved by the state insurance departments, the transaction will be effective January 1, 2004.

2002 DISPOSITIONS

     The Company terminated its joint venture agreement with Putnam Investments, LLC ("Putnam") and received a net settlement of $1.5 million from Putnam. The
$1.5 million net settlement was comprised of the $2.3 million Putnam owed the Company for Allstate Distributors, LLC ("ADLLC") promotional expenses, partially offset by the $826 thousand purchase price for Putnam's 50% share of ADLLC (See
Note 5 for further discussion).

     The Company approved the disposal of its direct response long-term care business through a reinsurance transaction. As a result, the Company recognized a $3 million loss ($2 million after-tax) to reduce the carrying value of the long-term care business to its fair value.

2001 DISPOSITIONS

     The Company disposed of its operations in Indonesia through a sale and purchase agreement with The Prudential Assurance Company Limited ("Prudential"), where Prudential acquired the Company's holdings in Pt Asuransi Jiwa Allstate,
Indonesia. The Company recognized a loss on the disposition of $4 million ($3 million after-tax) and a $4 million tax benefit, not previously recognized, attributable to the inception-to-date losses of the subsidiary. The tax benefit was reported as a reduction to the Company's income tax expense on the Consolidated Statements of Operations

                                       14





NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

and Comprehensive Income.

2001 ACQUISITIONS

     The Company acquired blocks of business from American Maturity Life
Insurance Company ("American Maturity") via coinsurance contracts. Pursuant to the terms of the coinsurance contracts, the Company assumed: variable annuities, market value adjusted annuities, equity-indexed annuities, fixed annuities, and immediate annuities. The Company received assets consisting primarily of cash, investments and accrued investment income with a fair value in an amount equal to the corresponding assumed reserves for life-contingent contract benefits and contractholder funds resulting in no goodwill.

     The Company acquired Provident National Assurance Company ("PNAC"), a broadly licensed inactive company that maintains authority to sell life insurance and variable annuity products in most states, from UnumProvident
Corporation. The transaction was accounted for as a purchase and the excess of the acquisition cost over the fair value of PNAC's net assets acquired of $5 million was recorded as goodwill. The Company paid consideration of $14 million as part of the acquisition. PNAC's name was subsequently changed to Allstate
Assurance Company, which was redomiciled in the State of Illinois.

4. SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities, totaled $41 million, $98 million and $210 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     The adoption of FIN 46 resulted in the consolidation of one VIE causing increases in assets of $52 million and long-term debt of $45 million. See further discussion of the impacts of adopting FIN 46 in Note 2.

     In 2003, the Company paid $98 million in dividends of investment securities to AIC.

     Secured borrowing reinvestment transactions excluded from cash flows from investing activities in the Consolidated Statements of Cash Flows for the years ended December 31 are as follows:

     (IN MILLIONS)                                          2003        2002        2001
                                                          --------    --------    --------
     Purchases                                            $  2,757    $  2,096    $  8,128
     Sales                                                  (2,237)     (2,041)     (7,864)
     Collections                                                 -         (25)          -
     Net change in short-term investments                      150        (278)        130
                                                          --------    --------    --------
        Net purchases (sales)                             $    670    $   (248)   $    394
                                                          ========    ========    ========

     The Company acquired the assets of businesses in 2001 (see Note 3) using cash and by assuming liabilities. The following is a summary of the effects of these transactions on the Company's consolidated financial position for the year ended December 31, 2001.


       (IN MILLIONS)
       Fair value of assets acquired                        $   (275)
       Fair value of liabilities assumed                         342
                                                            --------
          Net cash received                                 $     67
                                                            ========

5. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate
Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 15), were $299 million, $238 million, and $208 million in 2003, 2002 and 2001, respectively. A portion of these expenses relate to the acquisition of business, which is deferred and amortized into income.

                                       15



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $119 million, $133 million and $117 million of structured settlement annuities, a type of immediate annuity, in 2003, 2002 and 2001, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC.
Of these amounts, $21 million, $27 million and $38 million relate to structured settlement annuities with life contingencies and are included in premium income for 2003, 2002, and 2001, respectively. In most cases, these annuities were issued under a "qualified assignment," which means the Company assumed AIC's obligation to make the future payments.

     AIC issued surety bonds, in return for premiums of $531 thousand in 2001 to guarantee the payment of structured settlement benefits assumed (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. In previous periods, the Company had entered into a General Indemnity
Agreement pursuant to which it has indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July
1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $5.00 billion and $5.29 billion at December 31, 2003 and 2002, respectively.

BROKER/DEALER AGREEMENT

     The Company receives underwriting and distribution services from Allstate
Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company incurred $38 million, $35 million and $30 million of commission and other distribution expenses for the years ending
December 31, 2003, 2002 and 2001, respectively.

     ALIC received underwriting and distribution services from ADLLC, a broker/dealer company, for certain variable annuity contracts. Effective
September 30, 2002, ALIC and Putnam terminated a joint venture agreement and ADLLC became a consolidated wholly owned subsidiary of ALIC as a result of ALIC's purchase of Putnam's 50% ownership therein. ALIC incurred $32 million and $80 million of commission and other distribution expenses from ADLLC for the years ending December 31, 2002 and 2001, respectively. Other distribution expenses included administrative, legal, financial management and sales support which ALIC provided to ADLLC, for which ALIC earned administration fees of $1 million and $1 million for the years ended December 31, 2002 and 2001, respectively. Other distribution expenses also included marketing expenses for subsidizing bonus interest crediting rates associated with ALIC's variable annuity dollar cost averaging program for which ADLLC reimbursed ALIC $1 million and $7 million for the years ended December 31, 2002 and 2001, respectively.

REINSURANCE TRANSACTIONS

     The Company has a coinsurance contract with Columbia Universal Life
Insurance Company ("Columbia"), an affiliate of the Company, to assume 100% of fixed annuity business in force as of June 30, 2000 and new business as written.
In addition, the Company has a modified coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force on the effective date of July 1, 2000 and new business as written. Both agreements are continuous but may be terminated by either party with 30 days notice, material breach by either party, or by Columbia in the event of the Company's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2003, 2002 and 2001, the Company assumed $17 million, $19 million and $21 million, respectively, in premiums and contract charges from Columbia.

     The Company has a modified coinsurance contract with Allstate Reinsurance, Ltd. ("Allstate Re"), an affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC Bank NA. Under the terms of the contract, a trust has been established to provide protection for ceded liabilities. This agreement is continuous but may be terminated by either party with 60 days notice. During 2003, 2002 and 2001, the Company ceded
$369 thousand, $329 thousand and $236 thousand, respectively, in contract charges to Allstate Re.

     The Company has a contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed premiums from AIC in the amount of $2 million, $18 million and $29 million in 2003, 2002 and 2001, respectively.

                                       16



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities.
These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

     Effective January 1, 2003, Northbrook Life Insurance Company ("NLIC"), a wholly owned subsidiary of ALIC, was merged into ALIC to achieve future cost savings and operational efficiency. The merger had no impact on the Company's results of operations or financial position.

PREFERRED STOCK

     AIC guarantees the repayment of notes payable and the interest thereon issued to Morgan Stanley DW, Inc. under the terms of a distribution agreement with The Northbrook Corporation. The balance of the notes payable was $82 million at December 31, 2003.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 12).

DEBT

     The Company has entered into an inter-company loan agreement with the Corporation. The amount of inter-company loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. No amounts were outstanding for the intercompany loan agreement during the three years ended December 31, 2003. The
Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

6. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                       GROSS UNREALIZED
                                                          AMORTIZED   ------------------      FAIR
     (IN MILLIONS)                                          COST       GAINS     LOSSES       VALUE
                                                          ---------   --------   -------    ---------
     AT DECEMBER 31, 2003
     U.S. government and agencies                         $   2,519   $    688   $    (2)   $   3,205
     Municipal                                                1,675         60       (18)       1,717
     Corporate                                               28,866      2,115      (183)      30,798
     Foreign government                                       1,302        287         -        1,589
     Mortgage-backed securities                              10,540        269       (49)      10,760
     Asset-backed securities                                  3,423         46       (41)       3,428
     Redeemable preferred stock                                  76          6        (1)          81
                                                          ---------   --------   -------    ---------
        Total fixed income securities                     $  48,401   $  3,471   $  (294)   $  51,578
                                                          =========   ========   =======    =========
     AT DECEMBER 31, 2002
     U.S. government and agencies                         $   2,323   $    740   $     -    $   3,063
     Municipal                                                1,224         68        (3)       1,289
     Corporate                                               24,618      1,859      (342)      26,135
     Foreign government                                       1,090        269        (2)       1,357
     Mortgage-backed securities                               9,912        474        (8)      10,378
     Asset-backed securities                                  2,447         63       (37)       2,473
     Redeemable preferred stock                                 109          2        (1)         110
                                                          ---------   --------   -------    ---------
        Total fixed income securities                     $  41,723   $  3,475   $  (393)   $  44,805
                                                          =========   ========   =======    =========

                                       17





NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2003:

                                                          AMORTIZED     FAIR
     (IN MILLIONS)                                          COST        VALUE
                                                          ---------   ---------
     Due in one year or less                              $   1,461   $   1,492
     Due after one year through five years                    8,326       8,765
     Due after five years through ten years                  14,007      14,944
     Due after ten years                                     10,644      12,189
                                                          ---------   ---------
                                                             34,438      37,390
     Mortgage- and asset-backed securities                   13,963      14,188
                                                          ---------   ---------
         Total                                            $  48,401   $  51,578
                                                          =========   =========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

     (IN MILLIONS)                                          2003        2002        2001
                                                          --------    --------    --------
     Fixed income securities                              $  2,875    $  2,736    $  2,536
     Mortgage loans                                            415         403         366
     Equity securities                                           8          17          23
     Other                                                    (121)        (68)         40
                                                          --------    --------    --------
       Investment income, before expense                     3,177       3,088       2,965
       Investment expense                                       95         110         132
                                                          --------    --------    --------
         Net investment income                            $  3,082    $  2,978    $  2,833
                                                          ========    ========    ========

     Net investment income from equity securities includes income from partnership interests of $7 million, $16 million and $15 million for the years ended December 31, 2003, 2002 and 2001, respectively.

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:

     (IN MILLIONS)                                          2003        2002        2001
                                                          --------    --------    --------
     Fixed income securities                              $   (181)   $   (137)   $   (134)
     Equity securities                                         (10)         (9)          9
     Other investments                                         107        (276)        (82)
                                                          --------    --------    --------
       Realized capital gains and losses, pre-tax              (84)       (422)       (207)
       Income tax benefit                                       30         148          72
                                                          --------    --------    --------
         Realized capital gains and losses, after tax     $    (54)   $   (274)   $   (135)
                                                          ========    ========    ========

     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:

     (IN MILLIONS)                                          2003        2002        2001
                                                          --------    --------    --------
     Investment write-downs                               $   (178)   $   (309)   $   (150)
     Sales                                                      64         (97)          4
     Valuation of derivative instruments                        12         (36)        (64)
     Settlement of derivative instruments                       18          20           3
                                                          --------    --------    --------
     Realized capital gains and losses, pre-tax                (84)       (422)       (207)
     Income tax benefit                                         30         148          72
                                                          --------    --------    --------
     Realized capital gains and losses, after-tax         $    (54)   $   (274)   $   (135)
                                                          ========    ========    ========

     Excluding the effects of calls and prepayments, gross gains of $173 million, $137 million and $183 million and gross losses of $184 million, $327 million and $237 million were realized on sales of fixed income securities during

                                       18



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2003, 2002 and 2001, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income, equity securities and derivative instruments included in accumulated other comprehensive income at December 31, 2003 are as follows:

                                                                                 GROSS UNREALIZED
                                                                      FAIR      ------------------    UNREALIZED
(IN MILLIONS)                                                         VALUE      GAINS     LOSSES     NET GAINS
                                                                    ---------   --------   -------    ----------
Fixed income securities                                             $  51,578   $  3,471   $  (294)   $    3,177
Equity securities                                                         164          4         -             4
Derivative instruments                                                     (2)         3        (5)           (2)
                                                                                                      ----------
  Total                                                                                                    3,179
Deferred income taxes, deferred policy acquisition costs,
  premium deficiency reserve and other                                                                    (2,126)
                                                                                                      ----------
Unrealized net capital gains and losses                                                               $    1,053
                                                                                                      ==========

     At December 31, 2002, equity securities had gross unrealized gains of $4 million and gross unrealized losses of $12 million.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended
December 31 is as follows:

(IN MILLIONS)                                                                   2003         2002         2001
                                                                              --------    ----------    --------
Fixed income securities                                                       $     95    $    1,574    $    279
Equity securities                                                                   12           (13)        (43)
Derivative instruments                                                              (4)           (6)          8
                                                                              --------    ----------    --------
  Total                                                                            103         1,555         244
Deferred income taxes, deferred policy acquisition costs and other                (102)       (1,139)       (168)
                                                                              --------    ----------    --------
  Increase in unrealized net capital gains and losses                         $      1    $      416    $     76
                                                                              ========    ==========    ========

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than cost for equity securities or amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position at December 31, 2003:

                                             LESS THAN 12 MONTHS                   12 MONTHS OR MORE
                                      ---------------------------------    ---------------------------------      TOTAL
                                      NUMBER OF     FAIR     UNREALIZED    NUMBER OF     FAIR     UNREALIZED    UNREALIZED
($ IN MILLIONS)                        ISSUES      VALUE       LOSSES       ISSUES      VALUE       LOSSES        LOSSES
                                      ---------   --------   ----------    ---------   --------   ----------    ----------
Fixed income securities
  U.S. government and agencies               10   $     58   $       (2)           -   $      -   $        -    $       (2)
  Municipal                                  56        406          (18)           -          -            -           (18)
  Corporate                                 302      3,697         (136)          76        670          (47)         (183)
  Foreign government                          6         50            -            -          -            -             -
  Mortgage-backed securities                204      2,903          (48)          40         83           (1)          (49)
  Asset-backed securities                    64        732          (15)          38        269          (26)          (41)
  Redeemable preferred stock                  3         20           (1)           -          -            -            (1)
                                      ---------   --------   ----------    ---------   --------   ----------    ----------
  Total                                     645   $  7,866   $     (220)         154   $  1,022   $      (74)   $     (294)
                                      =========   ========   ==========    =========   ========   ==========    ==========

                                       19


NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The above table includes $220 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other than temporarily impaired. Of the $220 million, $198 million relate to unrealized losses on investment grade fixed income securities.
Investment grade is defined as a security having a rating from the National
Association of Insurance Commissioners ("NAIC") of 1 or 2; a Moody's equivalent rating of Aaa, Aa, A or Baa; a Standard & Poor's ("S&P") equivalent rating of
AAA, AA, A or BBB; or a comparable internal rating. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired.

     The remaining $74 million of unrealized losses relate to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of the $74 million, $23 million relate to investment grade fixed income securities and $51 million relate to below investment grade fixed income securities. Of these amounts $10 million and $26 million, respectively, had been in an unrealized loss position for a period of twelve months or more as of December 31, 2003. $13 million of the unrealized losses from below investment grade securities are airline industry issues. The securities comprising the $74 million of unrealized losses were evaluated considering factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy.

     As of December 31, 2003, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2003 and 2002 was comprised of loans in foreclosure and delinquent loans of $4 million and $11 million, respectively. There were no restructured loans at December 31, 2003 and 2002. No valuation allowances were established for impaired loans because the impaired loans are collateral dependent loans and the fair value of the collateral was greater than the recorded investment in the loans.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise the cash basis is used. For impaired loans that have been restructured, interest is accrued based on the principal amount at the adjusted interest rate. The Company recognized interest income of $2 million on impaired loans during 2003 and $1 million during both 2002 and 2001. The average balance of impaired loans was $23 million, $16 million and $27 million during 2003, 2002 and 2001, respectively.

     There were no valuation allowances for mortgage loans at December 31, 2003 and 2002. Direct write-downs of mortgage loan gross carrying amounts were $3 million and $5 million in 2003 and 2002. There were no direct write-downs of mortgage loans in 2001. There were no net reductions to mortgage loans valuation allowances in 2003. For the years ended December 31, 2002 and 2001, net reductions to mortgage loan valuation allowances were $5 million and $300 thousand, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31, 2003:

     (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)                       2003      2002
                                                                         ------    ------
     California                                                            23.5%     27.2%
     Illinois                                                              10.8       3.7
     Texas                                                                 10.2      13.0
     Pennsylvania                                                           5.9       7.2
     New York                                                               5.2       9.4

                                       20

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

INVESTMENT CONCENTRATION FOR COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT
INFORMATION

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31, 2003:

     (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)                  2003      2002
                                                                         ------    ------
     California                                                            14.3%     14.7%
     Illinois                                                               9.3       7.8
     Texas                                                                  7.9       7.3
     New Jersey                                                             6.2       6.5
     Florida                                                                5.7       6.7
     Pennsylvania                                                           5.6       6.0
     Georgia                                                                5.6       4.3
     New York                                                               5.2       5.6

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

     (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)                  2003      2002
                                                                         ------    ------
     Office buildings                                                      31.7%     33.6%
     Warehouse                                                             24.4      20.8
     Retail                                                                22.0      19.5
     Apartment complex                                                     17.6      19.0
     Industrial                                                             1.6       1.8
     Other                                                                  2.7       5.3
                                                                          -----     -----
                                                                          100.0%    100.0%
                                                                          =====     =====

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2003 for loans that were not in foreclosure are as follows:

                                                                              NUMBER OF   CARRYING
     ($ IN MILLIONS)                                                            LOANS       VALUE    PERCENT
                                                                              ---------   --------   -------
     2004                                                                            22   $    239       3.8%
     2005                                                                            64        474       7.5
     2006                                                                            92        723      11.4
     2007                                                                           102        828      13.0
     2008                                                                            99        759      11.9
     Thereafter                                                                     503      3,331      52.4
                                                                              ---------   --------   -------
       Total                                                                        882   $  6,354     100.0%
                                                                              =========   ========   =======

     In 2003, $234 million of commercial mortgage loans were contractually due.
Of these, 97% were paid as due and 3% were refinanced at prevailing market terms. None were foreclosed or in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

     Included in fixed income securities are below investment grade assets totaling $3.69 billion and $3.66 billion at December 31, 2003 and 2002, respectively.

     At December 31, 2003, the carrying value of investments, excluding equity securities, that were non-income producing during 2003 was $13 million.

     At December 31, 2003, fixed income securities with a carrying value of $70 million were on deposit with regulatory authorities as required by law.

SECURITIES LENDING

     The Company participates in securities lending programs, primarily for investment yield enhancement purposes, with third parties, mostly large brokerage firms. At December 31, 2003 and 2002, fixed income securities with a carrying value of $949 million and $1.04 billion, respectively, were on loan under these agreements. In return, the

                                       21

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $4 million, $5 million and $6 million, for the years ended December 31, 2003, 2002 and 2001, respectively.

7. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits, contractholder funds pertaining to interest-sensitive life contracts and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31 are as follows:

                                                                  2003                    2002
                                                          ---------------------   ---------------------
                                                          CARRYING      FAIR      CARRYING      FAIR
     (IN MILLIONS)                                          VALUE       VALUE       VALUE       VALUE
                                                          ---------   ---------   ---------   ---------
     Fixed income securities                              $  51,578   $  51,578   $  44,805   $  44,805
     Mortgage loans                                           6,354       6,737       5,883       6,398
     Equity securities                                          164         164         183         183
     Short-term investments                                     765         765         839         839
     Policy loans                                               686         686         692         692
     Separate Accounts                                       13,425      13,425      11,125      11,125

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources.
Equity securities are valued based principally on quoted market prices. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate accounts assets are carried in the Consolidated Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31 are as follows:

                                                                  2003                    2002
                                                          ---------------------   ---------------------
                                                          CARRYING      FAIR      CARRYING      FAIR
     (IN MILLIONS)                                          VALUE       VALUE       VALUE       VALUE
                                                          ---------   ---------   ---------   ---------
     Contractholder funds on investment contracts         $  38,365   $  36,974   $  32,781   $  32,175
     Long-term debt                                              45          45           -           -
     Security repurchase agreements                           1,918       1,918       1,236       1,236
     Separate Accounts                                       13,425      13,425      11,125      11,125

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the

                                       22



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

account balance less surrender charges. Immediate annuities without life contingencies, GICs and funding agreements are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value.
Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the consolidated financial statements.

     The fair value of long-term debt is determined using discounted cash flow calculations. Security repurchase agreements are valued at carrying value due to their short-term nature. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivative financial instruments to reduce its exposure to market risk (principally interest rate, equity price and foreign currency risk) and in conjunction with asset/liability management. The Company does not buy, sell or hold these instruments for trading purposes.

     The following table summarizes the notional amounts, fair value and carrying value of the Company's derivative financial instruments at December 31, 2003:

                                                                                                CARRYING         CARRYING
                                                                     NOTIONAL       FAIR         VALUE            VALUE
(IN MILLIONS)                                                         AMOUNT      VALUE (1)    ASSETS (1)    (LIABILITIES) (1)
                                                                    ----------   ----------    ----------    ----------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                                       $   10,423   $     (220)   $      (90)   $            (130)
Financial futures contracts                                                678           (1)            -                   (1)
Interest rate cap and floor agreements                                   4,675           84            54                   30
                                                                    ----------   ----------    ----------    -----------------
     Total interest rate contracts                                      15,776         (137)          (36)                (101)
                                                                    ----------   ----------    ----------    -----------------
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                                   829            -             3                   (3)
                                                                    ----------   ----------    ----------    -----------------
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                                         1,689          454           436                   18
Foreign currency futures contracts                                           5            -             -                    -
                                                                    ----------   ----------    ----------    -----------------
Total foreign currency contracts                                         1,694          454           436                   18
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Conversion options in fixed income securities                              429          147           147                    -
Equity-indexed options in life and annuity product contracts             1,297            9             -                    9
Forward starting options in annuity product contracts                    1,464           (2)            -                   (2)
Put options in variable product contracts                                   19            -             -                    -
Credit default swaps agreements                                             48           (1)           (1)                   -
                                                                    ----------   ----------    ----------    -----------------
     Total embedded derivative financial instruments                     3,257          153           146                    7
                                                                    ----------   ----------    ----------    -----------------
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
Synthetic guaranteed investment contracts                                    1            -             -                    -
Reinsurance of guaranteed minimum income
  annuitization options in variable contracts                               34           28            28                    -
Forward contracts for TBA mortgage securities                              156           (1)            -                   (1)
                                                                    ----------   ----------    ----------    -----------------
  Total other derivative financial instruments                             191           27            28                   (1)
                                                                    ----------   ----------    ----------    -----------------
Total derivative financial instruments                              $   21,747   $      497    $      577    $             (80)
                                                                    ==========   ==========    ==========    =================

----------
(1)  Carrying value include the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income.

                                       23



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2002:

                                                                                                CARRYING         CARRYING
                                                                     NOTIONAL       FAIR         VALUE            VALUE
(IN MILLIONS)                                                         AMOUNT      VALUE (1)    ASSETS (1)    (LIABILITIES) (1)
                                                                    ----------   ----------    ----------    -----------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                                       $    9,091   $     (307)   $      (42)   $            (265)
Financial futures contracts                                                384            -             -                    -
Interest rate cap and floor agreements                                   1,581           44             9                   35
                                                                    ----------   ----------    ----------    -----------------
     Total interest rate contracts                                      11,056         (263)          (33)                (230)
                                                                    ----------   ----------    ----------    -----------------
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                                 1,099            5            10                   (5)
                                                                    ----------   ----------    ----------    -----------------
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                                         1,762          285           259                   26
Foreign currency futures                                                    11            -             -                    -
                                                                    ----------   ----------    ----------    -----------------
     Total foreign currency contracts                                    1,773          285           259                   26
                                                                    ----------   ----------    ----------    -----------------
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Conversion options in fixed income securities                              480          122           122                    -
Equity-indexed options in life and annuity product contracts             1,119           32             -                   32
Forward starting options in annuity product contracts                    1,363           (3)            -                   (3)
Put options in variable product contracts                                   48            -             -                    -
Credit default swaps agreements                                             25           (2)           (2)                   -
                                                                    ----------   ----------    ----------    -----------------
     Total embedded derivative financial instruments                     3,035          149           120                   29
                                                                    ----------   ----------    ----------    -----------------
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
Synthetic guaranteed investment contracts                                    6            -             -                    -
Reinsurance of guaranteed minimum income
  annuitization options in variable contracts                               32           29            29                    -
Forward contracts for TBA mortgage securities                                -            -             -                    -
                                                                    ----------   ----------    ----------    -----------------
  Total other derivative financial instruments                              38           29            29                    -
                                                                    ----------   ----------    ----------    -----------------
Total derivative financial instruments                              $   17,001   $      205    $      385    $            (180)
                                                                    ==========   ==========    ==========    =================

----------
(1)  Carrying value include the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The fair value of non-exchange traded derivative contracts, including embedded derivative financial instruments subject to bifurcation, is based on either independent third party pricing sources or widely accepted pricing and valuation models which use independent third party data as inputs.

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The
Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor and credit default swap agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2003, counterparties pledged $333 million in cash to the Company under these agreements. To date, the Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin

                                       24



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of freestanding derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, currency swap, interest rate cap, interest rate floor and credit default swap agreements.

($ IN MILLIONS)

                                     2003                                                2002
             ---------------------------------------------------   --------------------------------------------------
             NUMBER OF                               EXPOSURE,     NUMBER OF                              EXPOSURE,
             COUNTER-    NOTIONAL      CREDIT         NET OF        COUNTER-    NOTIONAL     CREDIT        NET OF
RATING (1)    PARTIES     AMOUNT     EXPOSURE(2)   COLLATERAL(2)    PARTIES     AMOUNT    EXPOSURE(2)   COLLATERAL(2)
----------   ---------   ---------   -----------   -------------   ---------   --------   -----------   -------------
   AAA               2   $   1,819   $         -   $           -           2   $  1,530   $         -   $           -
   AA                2       1,600           146              22           2      1,399            91              24
   AA-               4       4,539            19              19           5      3,209             -               -
   A+                6       6,783           233              25           6      5,580           135              10
    A                2       2,067             1               1           1        716             -               -
             ---------   ---------   -----------   -------------   ---------   --------   -----------   -------------
  Total             16   $  16,808   $       399   $          67          16   $ 12,434   $       226   $          34
             =========   =========   ===========   =============   =========   ========   ===========   =============

----------
(1) Rating is the lower of Standard & Poor's or Moody's ratings. (2) For each counterparty, only over-the-counter derivatives with a net
     positive market value are included.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit the risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

     The Company reclassified pretax net losses of $756 thousand and $259 thousand related to cash flow hedges to net income from accumulated other comprehensive income during 2003 and 2002, respectively. An estimated $1 million of pretax net gains will be released from accumulated other comprehensive income to net income during 2004.

                                       25



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The following table presents information about the nature and accounting treatment of the Company's primary derivative instruments. Included in the table is a description of the individual derivative instruments, the risk management strategies to which they relate, and the financial statement reporting for the derivative instruments in the Company's consolidated financial statements as of and for the periods ending December 31, 2003 and 2002. Amounts reported are in millions on a pre-tax basis.

                                                                                   ASSET / (LIABILITY)       INCOME / (EXPENSE)
                                 DESCRIPTION, RISK MANAGEMENT STRATEGY AND         ------------------------------------------------
   INSTRUMENT                          FINANCIAL STATEMENT REPORTING                 2003      2002       2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE
CONTRACTS:
  INTEREST RATE     DESCRIPTION
  SWAP AGREEMENTS   Swap agreements are contracts that periodically exchange the difference between two designated sets of cash flows, (fixed to variable rate, variable to fixed rate, or variable to
                    variable rate) based upon designated market rates or rate
                    indices and a notional amount. Master netting agreements are used to minimize credit risk. In addition, when applicable, parties are required to post collateral. As of December 31,
                    2003, the Company pledged to counterparties $0.4 million of securities as collateral for over-the-counter instruments.
                    RISK MANAGEMENT STRATEGY
                    Primarily used to change the interest rate characteristics of existing assets or liabilities to facilitate
                    asset-liability management.
                    STATEMENT OF FINANCIAL POSITION - Fair values are reported as follows:
                         -    Other investments.                                   $    (90) $     (42)
                         -    Other liabilities and accrued expenses.                  (130)      (265)
                    -    When hedge accounting is applied, the carrying values
                         of the hedged items are adjusted for changes in the
                         fair value of the hedged risks. The fair value of
                         hedged risks are reported as follows:
                         -    Fixed income securities.                                  295        409
                         -    Mortgage loans.                                            56         62
                         -    Contractholder funds.                                    (103)      (141)
                    STATEMENT OF OPERATIONS
                    -    For hedge accounting, changes in fair value of the
                         instruments are matched together with changes in fair
                         value of the hedged risks and are reported as follows:
                         -    Net investment income.                                                    $    100  $   (390) $
(93)
                         -    Life and annuity contract benefits.                                            (38)       94       47
                    -    Hedge ineffectiveness is reported as realized capital
                         gains and losses.                                                                     9       (15)       6
                    -    When hedge accounting is not applied, changes in fair
                         value of the instruments and the periodic accrual and
                         settlements are reported in realized capital gains and
                         losses.                                                                               2        55
(2)
                    ---------------------------------------------------------------------------------------------------------------
FINANCIAL           DESCRIPTION
FUTURES             Financial futures contracts are commitments to purchase or
CONTRACTS           sell designated financial instruments at a future date for a specified price or yield. These contracts are traded on
                    organized exchanges and cash settle on a daily basis. The
                    exchange requires margin deposits as well as daily cash
                    settlements of margin. As of December 31, 2003, the Company pledged margin deposits in the form of marketable securities totaling $7 million.
                    RISK MANAGEMENT STRATEGIES
                    Generally used to manage interest rate risk related to fixed income securities and certain annuity contracts. Financial futures are also used to reduce interest rate risk related to forecasted purchases and sales of marketable investment securities.
                    STATEMENT OF FINANCIAL POSITION
                    Fair values are reported as follows:                           $      -  $       -
                         -    Other investments.                                         (1)         -
                         -    Other liabilities and accrued expenses.
                    STATEMENT OF OPERATIONS
                    Under non-hedge accounting, changes in fair value of the
                    instruments, some of which are recognized through daily cash settlements, are classified consistent with the risks being
                    economically hedged and are reported as follows:                                    $     10  $     (2) $
(3)
                         -    Realized capital gains and losses.                                               -        (1)       -
                         -    Life and annuity contract benefits.
                    ---------------------------------------------------------------------------------------------------------------

                                       26



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                                   ASSET / (LIABILITY)       INCOME / (EXPENSE)
                                 DESCRIPTION, RISK MANAGEMENT STRATEGY AND         ------------------------------------------------
   INSTRUMENT                          FINANCIAL STATEMENT REPORTING                 2003      2002       2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
  INTEREST RATE     DESCRIPTION
  CAP AND In exchange for a premium, these derivative contracts FLOOR provide the holder with the right to receive at a future AGREEMENTS date, the amount, if any, by which a specified market
                    interest rate exceeds the fixed cap rate or falls below the fixed floor rate, applied to a notional amount.
                    RISK MANAGEMENT STRATEGIES
                    Used to reduce exposure to rising or falling interest rates relative to certain existing assets and liabilities in
                    conjunction with asset-liability management.
                    STATEMENT OF FINANCIAL POSITION Fair values are reported as follows:
                         -    Other investments.                                   $     54  $       9
                         -    Other liabilities and accrued expenses.                    30         35
                    STATEMENT OF OPERATIONS
                    Under non-hedge accounting, changes in fair value of the
                    instruments and the periodic accruals and settlements are
                    reported in realized capital gains and losses.                                      $    (20) $     (5) $
(1)
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY AND
INDEX
CONTRACTS:
  OPTIONS,          DESCRIPTION
  FINANCIAL         These indexed derivative instruments provide returns at
  FUTURES, AND      specified or optional dates based upon a specified index
  WARRANTS          applied to the instrument's notional amount. Index futures are traded on organized exchanges and cash settle on a daily basis. The exchange requires margin deposits as well as
                    daily cash settlements of margin. The Company pledged $35
                    million of securities in the form of margin deposits as of
                    December 31, 2003.
                    RISK MANAGEMENT STRATEGIES
                    Indexed instruments are primarily used to reduce the market risk associated with certain annuity and deferred
                    compensation liability contracts.
                    STATEMENT OF FINANCIAL POSITION Fair values are reported as follows:
                         -    Equity securities                                    $      2  $       8
                         -    Other investments.                                          1          2
                         -    Other liabilities and accrued expenses.                    (3)        (5)
                    STATEMENT OF OPERATIONS
                    Under non-hedge accounting, changes in fair values of the
                    instruments, some of which are recognized through daily cash settlements, are classified on one line consistent with the risk being economically hedged and reported as follows:
                         -    Life and annuity contract benefits.                                       $     80  $    (66) $
(56)
                         -    Realized capital gains and losses.                                               1         1        -
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN
CURRENCY
CONTRACTS:
  FOREIGN           DESCRIPTION
  CURRENCY          These derivative contracts involve the periodic exchange of
  SWAP              consideration based on relative changes in two designated
  AGREEMENTS        currencies and, if applicable, differences between fixed
                    rate and variable cash flows or two different variable cash flows, all based on a pre-determined notional amount.
                    RISK MANAGEMENT STRATEGIES
                    These agreements are entered into primarily to manage the
                    foreign currency risk associated with issuing foreign
                    currency denominated funding agreements. In addition to
                    hedging foreign currency risk, they may also change the
                    interest rate characteristics of the funding agreements for asset-liability management purposes.
                    STATEMENT OF FINANCIAL POSITION - Fair values are reported as follows:
                         -    Other investments.                                   $    436  $     259
                         -    Other liabilities and accrued expenses.                    18         26
                    -    Since hedge accounting is applied, the carrying value
                         of the hedged item, contractholder funds, is adjusted
                         for changes in the fair value of the hedged risk.             (447)      (285)
                    STATEMENT OF OPERATIONS
                    -    Under hedge accounting, changes in fair value of the
                         instruments are matched together with the changes in
                         fair values of the hedged risks and are reported in
                         life and annuity contract benefits.                                            $    171  $    263  $    22
                    -    Hedge ineffectiveness is reported in realized capital
                         gains and losses.                                                                     7         -        -
-----------------------------------------------------------------------------------------------------------------------------------

                                       27

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                                   ASSET / (LIABILITY)       INCOME / (EXPENSE)
                                 DESCRIPTION, RISK MANAGEMENT STRATEGY AND         ------------------------------------------------
  INSTRUMENT                           FINANCIAL STATEMENT REPORTING                 2003      2002       2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
CONVERSION          DESCRIPTION
OPTIONS IN          These securities have embedded options, which provide the
FIXED INCOME        Company with the right to convert the instrument into a
SECURITIES          predetermined number of shares of common stock. Securities owned and subject to bifurcation include convertible bonds and convertible redeemable preferred stocks.
                    STATEMENT OF FINANCIAL POSITION
                    Fair value is reported together with the host contracts in
                    fixed income securities.                                       $    147  $     122
                    STATEMENT OF OPERATIONS
                    Changes in fair value are reported in realized capital gains
                    and losses.                                                                         $     22  $    (55) $
(70)
-----------------------------------------------------------------------------------------------------------------------------------
OTHER STATEMENT OF FINANCIAL POSITION DERIVATIVES - Fair values are reported as follows:
                         -    Fixed income securities.                             $     (1) $      (2)
                         -    Other assets.                                              28         29
                         -    Contractholder funds.                                     (21)         -
                    STATEMENT OF OPERATIONS
                    - Changes in fair value are reported as follows:
                         -    Realized capital gains and losses.                                        $     (2) $     (1) $
(1)
                         -    Life and annuity contract benefits.                                            (26)       86
(32)
-----------------------------------------------------------------------------------------------------------------------------------

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                                                2003                   2002
                                                        --------------------    --------------------
                                                        CONTRACTUAL    FAIR     CONTRACTUAL    FAIR
(IN MILLIONS)                                             AMOUNT       VALUE      AMOUNT       VALUE
                                                        -----------    -----    -----------   ------
Commitments to invest                                   $       118    $   -    $        51   $    -
Private placement commitments                                    43        -             69        -
Commitments to extend mortgage loans                             67        1             62        1
Credit guarantees                                                87        -             29       (1)

     Except for credit guarantees, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The
Company regularly enters into these agreements in the normal course of business.
The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The
Company enters these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Credit guarantees represent conditional commitments included in certain fixed income securities owned by the Company. These commitments provide for obligations to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of credit events for the referenced entities. The
Company enters into these transactions in order to achieve higher yields than direct investment in referenced entities. The fees for assuming the conditional commitments are reflected in the interest receipts reported in net investment income over the lives of the contracts. The fair value of the credit guarantees are estimates of the conditional commitments only and are calculated using quoted

                                       28



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

market prices or valuation models, which incorporate external market data.

     In the event of bankruptcy or other default of the referenced entities, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is the fair value of the subject fixed income securities, which totaled $87 million at December 31, 2003. The Company includes the impact of credit guarantees in its analysis of credit risk, and the referenced credits were current to their contractual terms at December 31, 2003.

8. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

     (IN MILLIONS)                                                         2003        2002
                                                                         ---------   --------
     Immediate annuities:
       Structured settlement annuities                                   $   5,989   $  5,683
       Other immediate annuities                                             2,376      2,138
     Traditional Life                                                        1,822      1,692
     Other                                                                     293        220
                                                                         ---------   --------
     Total reserve for life-contingent contract benefits                 $  10,480   $  9,733
                                                                         =========   ========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                         INTEREST             ESTIMATION
          PRODUCT                          MORTALITY                       RATE                 METHOD
--------------------------------   -----------------------------    -----------------    ---------------------
Structured settlement annuities    U.S. population with             Interest rate        Present value of
                                   projected calendar year          assumptions range    contractually
                                   improvements; age setbacks       from 5.5% to 11.7%   specified future
                                   for impaired lives grading to                         benefits
                                   standard

Other immediate annuities          1983 group annuity mortality     Interest rate        Present value of
                                   table                            assumptions range    expected future
                                                                    from 1.9% to 11.5%   benefits based on
                                                                                         historical experience

Traditional life                   Actual company experience        Interest rate        Net level premium
                                   plus loading                     assumptions range    reserve method
                                                                    from 4.0% to 11.3%   using the
                                                                                         Company's
                                                                                         withdrawal
                                                                                         experience rates

Other                              Actual company experience                             Unearned premium;
                                   plus loading                                          additional contract
                                                                                         reserves as for
                                                                                         traditional life

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $932 million and $797 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2003 and 2002, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

                                       29



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     At December 31, contractholder funds consists of the following:

(IN MILLIONS)                                           2003         2002
                                                     ----------   ----------
Interest-sensitive life                              $    6,459   $    6,037
Investment contracts:
  Fixed annuities                                        28,524       23,781
  Guaranteed investment contracts                         1,066        1,903
  Funding agreements                                      7,250        5,199
  Other investment contacts                               1,615        1,938
                                                     ----------   ----------
   Total contractholder funds                        $   44,914   $   38,858
                                                     ==========   ==========

     The following table highlights the key contract provisions that determine contractholder funds:

         PRODUCT                           INTEREST RATE                  WITHDRAWAL/SURRENDER CHARGES
-------------------------------   ----------------------------------   ------------------------------------------
Interest-sensitive life           Interest rates credited range        Either a percentage of account balance or
                                  from 2.0% to 7.25%                   dollar amount grading off generally over
                                                                        20 years

Fixed annuities                   Interest rates credited range        Either a declining or a level percentage
                                  from 1.3% to 10.2% for               charge generally over nine years or less.
                                  immediate annuities and 0% to        Additionally, approximately 25% of fixed
                                  15.5% for fixed annuities (which     annuities are subject to market value
                                  include equity-indexed annuities     adjustment for discretionary withdrawals.
                                  whose returns are indexed to the
                                  S&P 500)

Guaranteed investment contracts   Interest rates credited range        Generally not subject to discretionary
                                  from 2.95% to 8.45%                  withdrawal

Funding agreements                Interest rates credited range        Not applicable
                                  from 1.1% to 7.1% (excluding
                                  currency-swapped medium-term
                                  notes)

Other investment contracts        Interest rates credited range        Not applicable
                                  from 1.0% to 7.9%

     Contractholder funds include funding agreements sold to VIEs issuing medium-term notes. The VIEs, Allstate Life Funding, LLC and Allstate Life Global
Funding II, are used exclusively for the Company's funding agreements supporting medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

(IN MILLIONS)                                           2003         2002
                                                     ----------   ----------
Balance, beginning of year                           $   38,858   $   32,301
  Deposits                                                9,841        8,917
  Interest credited to contractholder funds               1,764        1,691
  Benefits and withdrawals                               (2,692)      (2,522)
  Maturities of institutional products                   (2,163)      (1,056)
  Contract charges                                         (561)        (520)
  Transfers (to) from Separate Accounts                    (416)        (474)
  Fair value adjustments for institutional products         131          363
  Other adjustments                                         152          158
                                                     ----------   ----------
Balance, end of year                                 $   44,914   $   38,858
                                                     ==========   ==========

9. REINSURANCE

     The Company reinsures certain of its risks to other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. These agreements result in the passing of the agreed-upon percentage of risk to the

                                       30



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.

     For discussion of reinsurance agreements with related parties, see Note 5.

     The Company ceded 90%, 80% or 60% of the mortality risk on certain life policies, depending upon the issue year and product, to a pool of fourteen unaffiliated reinsurers. In November 1998, the Company began ceding mortality risk on new business in excess of $2 million per life for individual coverage.
For business sold prior to November 1998, the Company ceded mortality risk in excess of $1 million per life for individual coverage. As of December 31, 2003, $176.91 billion of life insurance in force was ceded to other companies.

     The Company had a contract to assume 100% of all insurance written by Sears
Life Insurance Company ("SLIC"). This agreement was terminated effective
December 31, 2003. The Company assumed $85 million, $76 million and $64 million in premiums from SLIC for the years ended December 31, 2003, 2002 and 2001, respectively.

     On January 2, 2001, the Company acquired blocks of business from American
Maturity via coinsurance contracts. Pursuant to the terms of the coinsurance contracts, the Company assumed: variable annuities, market value adjusted annuities, equity-indexed annuities, fixed annuities, and immediate annuities.
The Company received assets consisting primarily of cash, investments and accrued investment income with a fair value in an amount equal to the corresponding assumed reserves for life contingent contract benefits and contractholder funds.

     In addition, the Company has a modified coinsurance contract with Alpine to cede 50% of certain variable annuity business issued on or after May 1, 1999 under a distribution agreement with PNC. This agreement is continuous but may be terminated by either party with 120 days notice.

     The Company has entered into reinsurance agreements in conjunction with the disposition of certain blocks of business.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN MILLIONS)                                                2003          2002          2001
                                                          ----------    ----------    ----------
PREMIUMS AND CONTRACT CHARGES
Direct                                                    $    2,140    $    2,150    $    2,085
Assumed
  Affiliate                                                       19            43            41
  Non-affiliate                                                   90            76            64
Ceded--non-affiliate                                            (418)         (393)         (323)
                                                          ----------    ----------    ----------
  Premiums and contract charges, net of reinsurance       $    1,831    $    1,876    $    1,867
                                                          ==========    ==========    ==========

     The effects of reinsurance on contract benefits for the years ended
December 31 are as follows:

(IN MILLIONS)                                                2003          2002          2001
                                                          ----------    ----------    ----------
CONTRACT BENEFITS
Direct                                                    $    1,880    $    1,881    $    1,693
Assumed
  Affiliate                                                        4            11            36
  Non-affiliate                                                   47            38            33
Ceded--non-affiliate                                            (336)         (387)         (277)
                                                          ----------    ----------    ----------
  Contract benefits, net of reinsurance                   $    1,595    $    1,543    $    1,485
                                                          ==========    ==========    ==========

     Reinsurance recoverables, net in the Company's Consolidated Statements of Financial Position were $1.19 billion and $1.05 billion, at December 31, 2003 and 2002, respectively. The reinsurance recoverable and reinsurance payable balances pertaining to related party reinsurance agreements were not material at December 31, 2003 and 2002. No single reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

                                       31



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10. DEFERRED POLICY ACQUISITION COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

(IN MILLIONS)                                                2003          2002          2001
                                                          ----------    ----------    ----------
BALANCE, BEGINNING OF YEAR                                $    2,915    $    2,997    $    2,926
Acquisition costs deferred                                       732           666           637
Amortization charged to income                                  (479)         (418)         (365)
Effect of unrealized gains and losses                             34          (330)         (201)
                                                          ----------    ----------    ----------
BALANCE, END OF YEAR                                      $    3,202    $    2,915    $    2,997
                                                          ==========    ==========    ==========

     Amortization charged to income includes $46 million, $2 million and $17 million in 2003, 2002 and 2001, respectively, due to realized capital gains and losses.

11. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $2 million, $2 million and $3 million in 2003, 2002 and 2001, respectively.

     Minimum rental commitments under noncancelable operating leases with an initial or remaining term of more than one year as of December 31, 2003 are as follows:

(IN MILLIONS)

     2004                                      $       1
     2005                                              1
     2006                                              -
     2007                                              -
     2008                                              -
     Thereafter                                        -
                                               ---------
                                               $       2
                                               =========

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. Additionally, the Company has written credit default swaps that obligate the Company to make a payment upon the occurrence of specified credit events. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities and written credit default swaps, as measured by the par value and notional value, respectively, was $132 million at December 31, 2003. The obligations associated with these fixed income securities and written credit default swaps expire at various times during the next seven years.

     Lincoln Benefit Life Company ("LBL"), a wholly owned subsidiary of ALIC, has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. LBL has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2003, the amount due under the commercial paper program is $300 million and the cash surrender value of the policies is $306 million. The repayment guarantee expires
April 30, 2006.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits.
The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not

                                       32



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Because the obligated amounts of the indemnifications are not explicitly stated in many cases, the maximum amount of the obligation under such indemnifications is not determinable.
Historically, the Company has not made any material payments pursuant to these obligations.

     Pursuant to their respective bylaws, the Company and its subsidiaries indemnify their respective directors, officers and other individuals serving at the request of the Company as a director or officer or in a similar capacity in another entity for liabilities and expenses arising from litigation in specified circumstances. Since these indemnifications are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnifications.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2003.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products or competing non-insurance products that may impact the relative desirability of various personal investment products and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided below.

     AIC is defending various lawsuits involving worker classification issues.
These lawsuits include a number of putative class actions and one certified class action challenging the overtime exemption claimed by AIC under the Fair
Labor Standards Act or state wage and hour laws. These class actions mirror similar lawsuits filed recently against other carriers in the industry and other employers. A putative nationwide class action filed by former employee agents also includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. AIC has been vigorously defending these and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     AIC is also defending certain matters relating to its agency program reorganization announced in 1999. These matters include an investigation by the U.S. Department of Labor and a lawsuit filed in December 2001 by the U.S. Equal
Employment Opportunity Commission ("EEOC") with respect to allegations of retaliation under the Age Discrimination in Employment Act, the Americans with Disabilities Act and Title VII of the Civil Rights Act of 1964. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, breach of contract and age discrimination. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation. AIC is cooperating fully with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization. The outcome of these disputes is currently uncertain.

     The Company is defending various lawsuits and regulatory proceedings that allege that it engaged in business or sales practices inconsistent with state or federal law. The Company has been vigorously defending these matters, but their outcome is currently uncertain.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial or indeterminate amounts. This litigation is based on a variety of issues including insurance and claim settlement practices.
The outcome of these disputes is currently unpredictable. However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of

                                       33



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

12. INCOME TAXES

     ALIC and its eligible domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing
Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life
Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Certain domestic subsidiaries are not eligible to join in the consolidated federal income tax return and file separate tax returns.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN MILLIONS)                                           2003         2002
                                                     ----------   ----------
DEFERRED ASSETS
Life and annuity reserves                            $      666   $      601
Other assets                                                150          185
                                                     ----------   ----------
  Total deferred assets                                     816          786
DEFERRED LIABILITIES
Deferred policy acquisition costs                        (1,003)        (938)
Unrealized net capital gains                               (567)        (566)
Other liabilities                                           (25)          10
                                                     ----------   ----------
  Total deferred liabilities                             (1,595)      (1,494)
                                                     ----------   ----------
   Net deferred liability                            $     (779)  $     (708)
                                                     ==========   ==========

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved. There were no valuation allowances on deferred tax assets at December 31, 2003 and 2002.

     The components of income tax expense for the years ended December 31 are as follows:

(IN MILLIONS)                                                2003          2002          2001
                                                          ----------    ----------    ----------
Current                                                   $       86    $      142    $      156
Deferred                                                          76           (85)           23
                                                          ----------    ----------    ----------
Total income tax expense                                  $      162    $       57    $      179
                                                          ==========    ==========    ==========

     The Company paid income taxes of $161 million, $116 million and $116 million in 2003, 2002 and 2001, respectively. The Company had a current income tax asset of $24 million and a current income tax liability of $50 million at December 31, 2003 and 2002, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                             2003          2002          2001
                                                          ----------    ----------    ----------
Statutory federal income tax rate                               35.0%         35.0%         35.0%
Adjustment to prior year tax liabilities                         2.4         (12.9)            -
Dividends received deduction                                    (2.6)         (4.0)         (2.4)
Other                                                            1.1           0.9          (0.2)
                                                          ----------    ----------    ----------
  Effective income tax rate                                     35.9%         19.0%         32.4%
                                                          ==========    ==========    ==========

                                       34



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     Adjustments for prior year tax liabilities were an increase in expense of $11 million and a decrease in expense of $39 million in 2003 and 2002, respectively, which primarily resulted from Internal Revenue Service developments and reconciliation of deferred taxes.

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2003, approximately $94 million, will result in federal income taxes payable of $33 million if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

13. CAPITAL STRUCTURE

DEBT OUTSTANDING

     The Company was determined to be the primary beneficiary of a previously unconsolidated structured investment security considered a VIE under FIN 46. As a result, the VIE was consolidated in 2003 resulting in an increase in debt of $45 million in the consolidated financial statements. The underlying debt of the structured investment security VIE is zero coupon and matures in 2007.

PREFERRED STOCK

     The Company has one series of non-voting, redeemable preferred stock.
Redeemable preferred stock--Series A was issued to The Northbrook Corporation, a subsidiary of AIC, which is redeemable at the option of the Company at any time five years after the issuance date at a price of $100 per share plus cumulative accrued and unpaid dividends. If the Company is liquidated or dissolved, holders of the preferred stock will be entitled to payments of $100 per share plus cumulative accrued and unpaid dividends.

     For redeemable preferred stock--Series A, the Company's Board of Directors declares and pays a cash dividend from time to time, but not more frequently than quarterly. The dividend is based on the three month LIBOR rate. Dividends of $2 million, $3 million and $5 million were paid during 2003, 2002, and 2001, respectively. There were no accrued and unpaid dividends for Series A preferred stock at December 31, 2003.

     Redeemable preferred stock--Series A subscriptions receivable resulted from the Company's issuance of additional shares to The Northbrook Corporation in return for $14 million in cash, which was received on January 14, 2002.

     On December 28, 2001 AIC made a capital contribution to ALIC of all of the issued and outstanding ALIC Redeemable preferred stock--Series B, resulting in an increase in additional capital paid-in of $117 million.

     For redeemable preferred stock--Series B, cash dividends of 6.9% per annum were payable annually in arrears on the last business day of each year to the shareholder of record on the immediately preceding business day. Dividends of $8 million were paid during 2001.

                                       35



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

14. STATUTORY FINANCIAL INFORMATION

     The following table reconciles consolidated net income for the years ended
December 31, and consolidated shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of ALIC and its insurance subsidiaries, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                     NET INCOME                    SHAREHOLDER'S EQUITY
                                                       --------------------------------------    ------------------------
(IN MILLIONS)                                             2003          2002          2001          2003          2002
                                                       ----------    ----------    ----------    ----------    ----------
Balance per GAAP                                       $      278    $      245    $      368    $    6,429    $    6,362
Undistributed net income of certain subsidiaries               (3)           18             7             -             -
Unrealized gain/loss on fixed income securities                 -             -             -        (3,253)       (3,082)
Deferred policy acquisition costs                            (250)         (248)         (291)       (3,202)       (2,915)
Deferred income taxes                                          75             7            18           980         1,325
Employee benefits                                              25             6             8            20           (18)
Reserves and non-admitted assets                              397            46           112         1,932         1,255
Separate Accounts                                               -             -             -           401           396
Other                                                          87            42             5           253           (78)
                                                       ----------    ----------    ----------    ----------    ----------
Balance per statutory accounting practices             $      609    $      116    $      227    $    3,560    $    3,245
                                                       ==========    ==========    ==========    ==========    ==========

     ALIC and each of its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile.
Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules.
Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual ("Codification"), subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months.

     In the twelve-month period beginning January 1, 2003, ALIC paid dividends of $201 million, which was less than the maximum amount allowed under Illinois insurance law without the prior approval of the Illinois Department of Insurance
("IL DOI") based on 2002 formula amounts. Based on 2003 ALIC statutory net income, the maximum amount of dividends ALIC will be able to pay without prior
IL DOI approval at a given point in time during 2004 is $551 million, less dividends paid during the preceding twelve months measured at that point in time.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December
31, 2003, RBC for ALIC and each of its insurance subsidiaries was above levels that would require regulatory action.

15. BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement
Plan effective January 1, 2003. All eligible employees hired before August 1,
2002 were provided with a one-time opportunity to choose between the cash

                                       36



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2003 and 2002 was $22 million and $11 million, respectively, while the allocated benefit to the Company included in net income in 2001 was $1 million.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $6 million, $6 million and $5 million for postretirement benefits other than pension plans in 2003, 2002 and 2001, respectively.

PROFIT SHARING PLANS

     Employees of AIC are eligible to become members of The Savings and Profit
Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance. The Company's allocation of profit sharing expense from the Corporation was $13 million, $15 million, and $5 million in 2003, 2002 and 2001, respectively.

16. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                  2003                          2002                          2001
                                        ---------------------------   ---------------------------   ---------------------------
(IN MILLIONS)                           PRETAX    TAX     AFTER-TAX   PRETAX    TAX     AFTER-TAX   PRETAX    TAX     AFTER-TAX
                                        ------   ------   ---------   ------   ------   ---------   ------   ------   ---------
UNREALIZED CAPITAL GAINS AND LOSSES
Unrealized holding gains (losses)
  arising during the period             $  (46)  $   16   $     (30)  $  167   $  (58)  $     109   $ (109)  $   38   $     (71)
Less: reclassification adjustment          (43)      15         (28)    (479)     168        (311)    (232)      81        (151)
                                        ------   ------   ---------   ------   ------   ---------   ------   ------   ---------
Unrealized net capital gains (losses)       (3)       1          (2)     646     (226)        420      123      (43)         80

Cumulative effect of change in
  accounting for derivative and
  embedded derivative financial
  instruments                                -        -           -        -        -           -       (1)       -          (1)
Net gains (losses) on derivatives
  arising during the period                  -        -           -       (6)       2          (4)      (1)       -          (1)
Less: reclassification adjustment
  for derivative instruments                (5)       2          (3)       -        -           -        4       (2)          2
                                        ------   ------   ---------   ------   ------   ---------   ------   ------   ---------
Net gains (losses) on derivative
  instruments                                5       (2)          3       (6)       2          (4)      (6)       2          (4)
                                        ------   ------   ---------   ------   ------   ---------   ------   ------   ---------
Unrealized net capital gains (losses)
  and net gains (losses) on derivative
  instruments                                2       (1)          1      640     (224)        416      117      (41)         76

UNREALIZED FOREIGN CURRENCY
  TRANSLATION ADJUSTMENTS                    -        -           -       (1)       -          (1)       3       (1)          2
                                        ------   ------   ---------   ------   ------   ---------   ------   ------   ---------
Other comprehensive income              $    2   $   (1)  $       1   $  639   $ (224)  $     415   $  120   $  (42)  $      78
                                        ======   ======   =========   ======   ======   =========   ======   ======   =========

                                       37

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

17. QUARTERLY RESULTS (UNAUDITED)

                                                 FIRST QUARTER       SECOND QUARTER      THIRD QUARTER       FOURTH QUARTER
                                              -------------------   -----------------  ------------------   -----------------
(IN MILLIONS)                                   2003       2002      2003      2002     2003       2002      2003      2002
                                              ---------   -------   -------   -------  -------   --------   --------  -------
Revenues                                      $   1,244   $ 1,069   $ 1,143   $ 1,193  $ 1,203   $  1,002   $  1,239  $ 1,168
Income before cumulative effect of
  change in accounting principle, after-tax          39        87        85       107      119          4         48       47
Net income                                           39        87        85       107      119          4         35       47

                                       38

                             ---------------------------------------------------
                             ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I FINANCIAL STATEMENTS AS OF DECEMBER 31, 2003
                             AND FOR THE PERIODS ENDED DECEMBER 31, 2003
                             AND DECEMBER 31, 2002, AND INDEPENDENT
                             AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2003, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2003, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 3 to the financial statements, the Account merged with Northbrook Life Variable Annuity Account and Northbrook Life Variable Annuity Account II on January 1, 2003. The 2002 statements of changes in net assets of the Account were restated to reflect the combination.


/s/ Deloitte & Touche LLP

Chicago, Illinois
April 12, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                 AIM Variable      AIM Variable    AIM Variable     AIM Variable      AIM Variable     AIM Variable
                                   Insurance        Insurance       Insurance        Insurance         Insurance        Insurance
                                     Funds            Funds           Funds            Funds             Funds            Funds
                                  Sub-Account      Sub-Account     Sub-Account      Sub-Account       Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   AIM V. I.                                         AIM V. I.                          AIM V. I.
                                    Capital         AIM V. I.     AIM V. I. Dent    Diversified        AIM V. I.      International
                                 Appreciation      Core Equity     Demographics        Income           Growth           Growth
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    33,541,482  $     2,904,307  $        12,782  $     1,488,943  $    17,975,174  $     1,312,582
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    33,541,482  $     2,904,307  $        12,782  $     1,488,943  $    17,975,174  $     1,312,582
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    33,506,680  $     2,904,307  $        12,782  $     1,488,943  $    17,938,497  $     1,312,582
Contracts in payout
   (annuitization) period                34,802                -                -                -           36,677                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    33,541,482  $     2,904,307  $        12,782  $     1,488,943  $    17,975,174  $     1,312,582
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      1,576,197          138,697            2,453          168,814        1,212,082           81,832
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    35,590,905  $     3,118,157  $        12,643  $     1,558,102  $    20,117,962  $     1,442,104
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          5.44  $          8.01  $         11.27  $         11.00  $          4.18  $          8.50
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.48  $          8.15  $         11.27  $         11.09  $         10.13  $          8.65
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Alliance         Alliance
                                                   AIM Variable    AIM Variable     AIM Variable       Bernstein        Bernstein
                                 AIM Variable       Insurance       Insurance        Insurance          Variable         Variable
                                   Insurance          Funds           Funds            Funds            Product          Product
                                     Funds          Series II       Series II        Series II        Series Fund      Series Fund
                                  Sub-Account      Sub-Account     Sub-Account      Sub-Account       Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                    AIM V. I.                                            Alliance
                                                                     Capital         AIM V. I.          Alliance        Bernstein
                                   AIM V. I.        AIM V. I.      Appreciation       Premier          Bernstein         Growth &
                                 Premier Equity   Basic Value II        II           Equity II           Growth           Income
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    51,384,168  $     7,386,036  $     4,592,142  $     2,358,115  $    31,863,113  $   207,152,036
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    51,384,168  $     7,386,036  $     4,592,142  $     2,358,115  $    31,863,113  $   207,152,036
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    51,384,168  $     7,386,036  $     4,592,142  $     2,358,115  $    31,827,327  $   207,134,645
Contracts in payout
   (annuitization) period                     -                -                -                -           35,786           17,391
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    51,384,168  $     7,386,036  $     4,592,142  $     2,358,115  $    31,863,113  $   207,152,036
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      2,539,998          696,139          217,020          117,086        2,021,771        9,581,500
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    60,906,676  $     6,717,169  $     4,257,608  $     2,177,491  $    32,528,814  $   196,616,219
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          5.81  $         12.81  $         12.16  $         11.68  $          5.57  $          9.33
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.02  $         12.92  $         12.27  $         11.78  $         12.48  $         12.31
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                   Alliance         Alliance
                                   Bernstein        Bernstein         Fidelity         Fidelity         Fidelity         Fidelity
                                   Variable          Variable         Variable         Variable         Variable         Variable
                                    Product          Product         Insurance        Insurance        Insurance        Insurance
                                  Series Fund      Series Fund     Products Fund    Products Fund    Products Fund    Products Fund
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                     Alliance
                                   Alliance         Bernstein
                                   Bernstein        Small Cap                                           VIP High
                                 Premier Growth       Value        VIP Contrafund     VIP Growth         Income       VIP Index 500
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    42,433,191  $    13,600,943  $     6,105,592  $     5,050,877  $     1,461,039  $     6,981,285
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    42,433,191  $    13,600,943  $     6,105,592  $     5,050,877  $     1,461,039  $     6,981,285
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    42,431,935  $    13,600,943  $     6,105,592  $     5,050,877  $     1,461,039  $     6,981,285
Contracts in payout
   (annuitization) period                 1,256                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    42,433,191  $    13,600,943  $     6,105,592  $     5,050,877  $     1,461,039  $     6,981,285
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      1,989,367          940,591          263,969          162,722          210,221           55,350
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    49,085,029  $    12,079,845  $     5,416,030  $     5,691,241  $     1,370,690  $     6,781,508
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          5.27  $         13.52  $         10.28  $          7.90  $          8.55  $          8.31
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.51  $         13.64  $         10.46  $          8.04  $          8.70  $          8.46
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                     Fidelity         Fidelity         Fidelity
                                                                     Variable         Variable         Variable        Franklin
                                   Fidelity          Fidelity        Insurance        Insurance        Insurance       Templeton
                                   Variable          Variable      Products Fund    Products Fund    Products Fund      Variable
                                   Insurance        Insurance         (Service         (Service         (Service       Insurance
                                 Products Fund    Products Fund       Class 2)         Class 2)         Class 2)     Products Trust
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                        VIP         VIP Investment                      Franklin
                                                                   Equity-Income      Grade Bond      VIP Overseas     Growth and
                                 VIP Investment                       (Service         (Service         (Service         Income
                                   Grade Bond      VIP Overseas       Class 2)         Class 2)         Class 2)       Securities
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $     5,069,868  $     1,784,135  $         2,169  $        24,991  $         6,888  $       759,402
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $     5,069,868  $     1,784,135  $         2,169  $        24,991  $         6,888  $       759,402
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $     5,069,868  $     1,784,135  $         2,169  $        24,991  $         6,888  $       759,402
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $     5,069,868  $     1,784,135  $         2,169  $        24,991  $         6,888  $       759,402
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        371,419          114,441               94            1,851              444           53,068
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $     4,771,416  $     1,777,535  $         1,939  $        24,334  $         6,178  $       697,719
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         13.17  $          8.87  $         11.44  $         11.15  $         12.14  $         13.38
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         13.41  $          9.03  $         11.44  $         11.15  $         12.14  $         13.48
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                   Franklin         Franklin        Franklin          Franklin
                                   Templeton        Templeton       Templeton         Templeton          Janus
                                   Variable          Variable        Variable          Variable       Aspen Series        Lazard
                                   Insurance        Insurance       Insurance         Insurance         (Service        Retirement
                                 Products Trust   Products Trust  Products Trust    Products Trust      Shares)        Series, Inc.
                                  Sub-Account      Sub-Account     Sub-Account       Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   Franklin                          Templeton                       International
                                   Small Cap                        Developing        Templeton          Value
                                     Value        Mutual Shares      Markets           Foreign          (Service         Emerging
                                  Securities        Securities      Securities        Securities        Shares)          Markets
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $       338,737  $       856,680  $        74,489  $       357,041  $        32,989  $         7,323
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $       338,737  $       856,680  $        74,489  $       357,041  $        32,989  $         7,323
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $       338,737  $       856,680  $        74,489  $       357,041  $        32,989  $         7,323
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $       338,737  $       856,680  $        74,489  $       357,041  $        32,989  $         7,323
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                         26,735           57,534           10,506           29,170            2,761              683
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $       307,188  $       803,482  $        64,004  $       331,537  $        30,494  $         4,440
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         14.48  $         12.61  $         16.80  $         13.52  $         13.42  $         17.68
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         14.65  $         12.77  $         16.98  $         13.68  $         13.42  $         17.68
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                 LSA Variable     LSA Variable     LSA Variable      LSA Variable    LSA Variable     LSA Variable
                                 Series Trust     Series Trust     Series Trust      Series Trust    Series Trust     Series Trust
                                  Sub-Account      Sub-Account      Sub-Account       Sub-Account     Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 LSA Aggressive                        LSA                            LSA Capital          LSA
                                     Growth        LSA Balanced     Basic Value     LSA Blue Chip    Appreciation    Capital Growth
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $     7,698,207  $     6,084,961  $     2,523,457  $     2,239,215  $     2,761,516  $     4,431,834
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $     7,698,207  $     6,084,961  $     2,523,457  $     2,239,215  $     2,761,516  $     4,431,834
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $     5,473,823  $         8,779  $         8,139  $        16,300  $        16,516  $         1,494
Contracts in payout
   (annuitization) period                 1,884                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                            2,222,500        6,076,182        2,515,318        2,222,915        2,745,000        4,430,340
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $     7,698,207  $     6,084,961  $     2,523,457  $     2,239,215  $     2,761,516  $     4,431,834
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        865,940          593,655          250,841          251,880          301,805          520,168
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $     6,902,450  $     5,938,281  $     2,507,380  $     2,516,133  $     3,016,462  $     5,213,891
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          9.85  $         10.43  $         11.62  $         10.06  $         11.44  $          9.99
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.59  $         10.43  $         11.62  $         10.06  $         11.44  $          9.99
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       MFS Variable
                                 LSA Variable     LSA Variable     LSA Variable     LSA Variable     LSA Variable       Insurance
                                 Series Trust     Series Trust     Series Trust     Series Trust     Series Trust         Trust
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                      LSA
                                  Diversified      LSA Emerging         LSA              LSA              LSA
                                    Mid Cap       Growth Equity    Equity Growth    Mid Cap Value     Value Equity       MFS Bond
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $     3,242,984  $     4,294,714  $     3,908,673  $     3,436,611  $     5,998,238  $     2,793,304
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $     3,242,984  $     4,294,714  $     3,908,673  $     3,436,611  $     5,998,238  $     2,793,304
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $        10,780  $         8,379  $         9,173  $         2,411  $         7,079  $     2,793,304
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                            3,232,204        4,286,335        3,899,500        3,461,200        5,991,159                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $     3,242,984  $     4,294,714  $     3,908,673  $     3,463,611  $     5,998,238  $     2,793,304
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        301,673          617,944          523,249          261,602          564,806          229,147
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $     3,015,816  $     6,201,115  $     5,233,736  $     2,649,012  $     5,723,630  $     2,646,187
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         12.38  $         10.91  $          9.33  $         15.04  $         10.90  $         13.15
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         12.38  $         10.91  $          9.33  $         15.04  $         10.90  $         13.38
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    MFS Variable     MFS Variable
                                                                                      Insurance        Insurance     Morgan Stanley
                                 MFS Variable      MFS Variable     MFS Variable        Trust            Trust          Variable
                                   Insurance        Insurance        Insurance         (Service         (Service       Investment
                                     Trust            Trust            Trust            Class)           Class)          Series
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                       MFS New
                                                                                      Discovery      MFS Utilities
                                      MFS         MFS Investors       MFS New          (Service         (Service       Aggressive
                                  High Income         Trust          Discovery          Class)           Class)          Equity
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $       782,803  $     2,398,288  $     3,315,071  $         5,079  $           115  $    40,215,397
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $       782,803  $     2,398,288  $     3,315,071  $         5,079  $           115  $    40,215,397
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $       782,803  $     2,398,288  $     3,315,071  $         5,079  $           115  $    40,184,924
Contracts in payout
   (annuitization) period                     -                -                -                -                -           30,473
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $       782,803  $     2,398,288  $     3,315,071  $         5,079  $           115  $    40,215,397
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                         78,516          146,774          237,469              367                7        4,053,971
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $       738,760  $     2,533,352  $     3,426,111  $         5,230  $           103  $    53,361,713
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         10.93  $          7.94  $         12.35  $         11.34  $         10.21  $          6.08
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.12  $          8.08  $         12.57  $         11.34  $         10.21  $          9.41
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                 Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                    Variable         Variable         Variable         Variable         Variable         Variable
                                   Investment       Investment       Investment       Investment       Investment      Investment
                                     Series           Series           Series           Series           Series          Series
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                         Global
                                    Dividend                          European          Global          Dividend
                                     Growth           Equity           Growth         Advantage          Growth         High Yield
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $   820,639,080  $   588,664,393  $   187,302,093  $    24,223,535  $   209,033,340  $    54,253,596
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $   820,639,080  $   588,664,393  $   187,302,093  $    24,223,535  $   209,033,340  $    54,253,596
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $   816,154,512  $   586,619,553  $   186,732,734  $    24,187,535  $   208,183,909  $    54,021,272
Contracts in payout
   (annuitization) period             4,484,568        2,044,840          569,359           36,000          849,431          232,324
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $   820,639,080  $   588,664,393  $   187,302,093  $    24,223,535  $   209,033,340  $    54,253,596
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                     60,474,508       27,065,030       11,296,869        3,318,292       16,369,095       45,977,624
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $ 1,705,183,482  $   872,305,459  $   187,940,941  $    29,392,067  $   198,508,842  $    91,709,654
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          9.41  $          6.20  $          7.33  $          6.40  $         10.28  $          4.25
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         35.09  $         79.71  $         34.14  $          7.59  $         19.91  $         15.42
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                 Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                    Variable         Variable         Variable         Variable         Variable         Variable
                                   Investment       Investment       Investment       Investment       Investment       Investment
                                     Series           Series           Series           Series           Series           Series
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                      Limited                                            Quality
                                 Income Builder    Information        Duration       Money Market    Pacific Growth    Income Plus
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    49,256,169  $     4,836,908  $    61,419,633  $   237,222,386  $    22,979,375  $   340,872,162
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    49,256,169  $     4,836,908  $    61,419,633  $   237,222,386  $    22,979,375  $   340,872,162
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    49,184,578  $     4,836,908  $    61,413,487  $   235,834,985  $    22,924,701  $   337,907,871
Contracts in payout
   (annuitization) period                71,591                -            6,146        1,387,401           54,674        2,964,291
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    49,256,169  $     4,836,908  $    61,419,633  $   237,222,386  $    22,979,375  $   340,872,162
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      4,485,990        1,007,689        6,135,828      237,222,386        5,773,712       31,768,142
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    48,803,364  $     4,508,304  $    62,154,031  $   237,222,386  $    25,016,909  $   334,164,351
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         10.81  $          4.60  $         10.68  $          9.86  $          3.92  $         11.10
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         14.43  $         11.46  $         11.69  $         23.04  $          8.14  $         30.92
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   Morgan Stanley    Morgan Stanley   Morgan Stanley
                                                                                      Variable          Variable         Variable
                                Morgan Stanley   Morgan Stanley    Morgan Stanley    Investment        Investment       Investment
                                   Variable         Variable          Variable         Series            Series           Series
                                  Investment       Investment        Investment       (Class Y          (Class Y         (Class Y
                                    Series           Series            Series          Shares)           Shares)          Shares)
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                      Aggressive         Dividend
                                                                                        Equity            Growth           Equity
                                                                                       (Class Y          (Class Y         (Class Y
                                S&P 500 Index      Strategist        Utilities         Shares)           Shares)          Shares)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $   127,914,358  $   366,548,791  $   165,008,970  $    25,091,166  $   114,227,344  $    98,664,916
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $   127,914,358  $   366,548,791  $   165,008,970  $    25,091,166  $   114,227,344  $    98,664,916
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $   127,603,974  $   364,834,431  $   163,698,443  $    25,089,281  $   114,219,360  $    98,659,999
Contracts in payout
   (annuitization) period               310,384        1,714,360        1,310,527            1,885            7,984            4,917
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $   127,914,358  $   366,548,791  $   165,008,970  $    25,091,166  $   114,227,344  $    98,664,916
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                     12,577,616       23,894,967       13,169,112        2,544,743        8,430,062        4,542,584
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $   127,958,702  $   352,667,539  $   207,882,136  $    25,786,456  $   108,015,454  $   113,156,292
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          7.44  $          9.25  $          6.37  $          5.85  $          9.26  $          5.89
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $          9.86  $         37.78  $         22.34  $         12.23  $         12.26  $         11.88
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                   Variable         Variable         Variable         Variable         Variable         Variable
                                  Investment        Investment       Investment       Investment       Investment       Investment
                                    Series            Series           Series           Series           Series           Series
                                   (Class Y          (Class Y         (Class Y         (Class Y         (Class Y         (Class Y
                                    Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   European           Global           Global
                                    Growth          Advantage     Dividend Growth     High Yield     Income Builder    Information
                                   (Class Y          (Class Y         (Class Y         (Class Y         (Class Y         (Class Y
                                    Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    35,784,953  $     9,194,190  $    46,679,829  $    33,806,498  $    40,657,582  $    13,028,213
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    35,784,953  $     9,194,190  $    46,679,829  $    33,806,498  $    40,657,582  $    13,028,213
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    35,784,953  $     9,194,190  $    46,679,829  $    33,806,498  $    40,657,582  $    13,025,701
Contracts in payout
   (annuitization) period                     -                -                -                -                -            2,512
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    35,784,953  $     9,194,190  $    46,679,829  $    33,806,498  $    40,657,582  $    13,028,213
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      2,168,785        1,264,675        3,681,374       28,649,574        3,713,021        2,731,282
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    35,505,554  $     9,950,092  $    40,722,297  $    34,626,533  $    37,716,287  $    12,270,485
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          7.19  $          6.27  $         10.07  $          5.11  $         10.19  $          4.55
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         12.69  $         12.60  $         12.97  $         12.03  $         11.67  $         14.96
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                   Variable         Variable         Variable         Variable         Variable         Variable
                                  Investment        Investment       Investment      Investment       Investment       Investment
                                    Series            Series           Series          Series           Series           Series
                                   (Class Y          (Class Y         (Class Y        (Class Y         (Class Y         (Class Y
                                    Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                    Limited                                            Quality
                                   Duration        Money Market    Pacific Growth    Income Plus      S&P 500 Index      Strategist
                                   (Class Y          (Class Y         (Class Y         (Class Y          (Class Y         (Class Y
                                    Shares)          Shares)          Shares)          Shares)           Shares)          Shares)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $   120,622,818  $    90,996,494  $     7,364,292  $   136,406,124  $   127,060,639  $    87,272,377
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $   120,622,818  $    90,996,494  $     7,364,292  $   136,406,124  $   127,060,639  $    87,272,377
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $   120,622,818  $    90,996,494  $     7,364,292  $   136,145,839  $   127,060,639  $    87,244,393
Contracts in payout
   (annuitization) period                     -                -                -          260,285                -           27,984
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $   120,622,818  $    90,996,494  $     7,364,292  $   136,406,124  $   127,060,639  $    87,272,377
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                     12,062,282       90,996,494        1,883,451       12,736,333       12,567,818        5,696,630
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $   122,028,483  $    90,996,494  $     6,956,423  $   133,534,174  $   120,243,640  $    82,214,789
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          9.93  $          9.73  $          4.89  $         10.22  $          7.23  $          9.03
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.15  $         10.37  $         13.94  $         12.84  $         12.11  $         12.03
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                Morgan Stanley
                                   Variable
                                  Investment
                                    Series         Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                   (Class Y          Variable         Variable         Variable         Variable         Variable
                                    Shares)       Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                                       Oppenheimer
                                   Utilities                        Oppenheimer      Oppenheimer                       Main Street
                                   (Class Y        Oppenheimer        Capital           Global        Oppenheimer       Small Cap
                                    Shares)            Bond         Appreciation      Securities      High Income         Growth
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    25,294,915  $     4,894,145  $     6,527,395  $     5,790,956  $     1,547,704  $     3,423,442
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    25,294,915  $     4,894,145  $     6,527,395  $     5,790,956  $     1,547,704  $     3,423,442
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    25,282,098  $     4,894,145  $     6,527,395  $     5,790,956  $     1,547,704  $     3,423,442
Contracts in payout
   (annuitization) period                12,817                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    25,294,915  $     4,894,145  $     6,527,395  $     5,790,956  $     1,547,704  $     3,423,442
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      2,018,748          428,559          188,109          230,899          179,757          254,720
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    32,269,043  $     4,713,901  $     7,237,118  $     5,586,481  $     1,501,603  $     2,795,177
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          5.86  $         12.47  $         10.06  $         13.61  $         11.17  $         14.63
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.51  $         12.69  $         10.24  $         13.86  $         11.37  $         14.89
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                  Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                    Variable         Variable         Variable         Variable         Variable         Variable
                                 Account Funds    Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                                (Service Class   (Service Class   (Service Class   (Service Class   (Service Class   (Service Class
                                    ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Oppenheimer      Oppenheimer                                        Oppenheimer
                                  Oppenheimer        Capital           Global        Oppenheimer      Oppenheimer      Main Street
                                  Aggressive       Appreciation      Securities          High             Main          Small Cap
                                  Growth (SC)         (SC)              (SC)         Income (SC)      Street (SC)      Growth (SC)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $        70,489  $       332,965  $       101,582  $       198,261  $       345,452  $       280,132
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $        70,489  $       332,965  $       101,582  $       198,261  $       345,452  $       280,132
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $        70,489  $       332,965  $       101,582  $       198,261  $       345,452  $       280,132
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $        70,489  $       332,965  $       101,582  $       198,261  $       345,452  $       280,132
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                          1,929            9,643            4,070           23,107           18,086           20,905
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $        69,877  $       317,447  $        91,228  $       192,701  $       327,465  $       258,755
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         12.38  $         12.23  $         14.20  $         12.95  $         12.56  $         14.05
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         12.47  $         12.32  $         14.32  $         13.04  $         12.71  $         14.75
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                 Oppenheimer       Oppenheimer
                                   Variable         Variable
                                Account Funds     Account Funds   PIMCO Advisors   PIMCO Advisors   PIMCO Variable   PIMCO Variable
                                (Service Class    (Service Class     Variable         Variable        Insurance        Insurance
                                    ("SC"))           ("SC"))     Insurance Trust  Insurance Trust      Trust            Trust
                                  Sub-Account       Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  Oppenheimer
                                    Multiple       Oppenheimer                           PEA
                                   Strategies       Strategic          OpCap         Science and
                                      (SC)          Bond (SC)        Small Cap        Technology      Foreign Bond     Money Market
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $       244,536  $       349,475  $         1,425  $           549  $         1,696  $        13,921
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $       244,536  $       349,475  $         1,425  $           549  $         1,696  $        13,921
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $       244,536  $       349,475  $         1,425  $           549  $         1,696  $        13,921
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $       244,536  $       349,475  $         1,425  $           549  $         1,696  $        13,921
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                         15,409           68,124               46              280              169           13,921
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $       234,400  $       339,162  $         1,249  $           525  $         1,690  $        13,921
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         13.02  $         12.11  $         13.05  $         12.55  $         10.81  $          9.93
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         13.18  $         12.21  $         13.05  $         12.55  $         10.81  $          9.93
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                PIMCO Variable
                                  Insurance           Putnam           Putnam           Putnam           Putnam           Putnam
                                    Trust         Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  VT The George          VT
                                    PIMCO          Putnam Fund      Global Asset    VT Growth and      VT Health
                                Total Return        of Boston        Allocation         Income          Sciences      VT High Yield
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $         1,220  $     4,859,799  $        61,584  $    48,212,408  $       105,398  $       431,437
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $         1,220  $     4,859,799  $        61,584  $    48,212,408  $       105,398  $       431,437
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $         1,220  $     4,859,799  $        61,584  $    48,212,408  $       105,398  $       431,437
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $         1,220  $     4,859,799  $        61,584  $    48,212,408  $       105,398  $       431,437
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                            118          446,673            4,579        2,072,760            9,608           54,337
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $         1,216  $     4,583,965  $        57,255  $    44,767,709  $        98,953  $       376,064
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         11.09  $         11.24  $         12.40  $          9.20  $         11.24  $         12.84
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.09  $         12.16  $         12.51  $         13.59  $         11.37  $         13.43
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                    Putnam            Putnam           Putnam           Putnam           Putnam           Putnam
                                Variable Trust    Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                  Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                        VT
                                                       VT          International
                                                  International      Growth and                            VT             VT New
                                   VT Income          Equity           Income        VT Investors     Money Market    Opportunities
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $       200,978  $    70,507,555  $         4,259  $       853,069  $        53,938  $       122,170
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $       200,978  $    70,507,555  $         4,259  $       853,069  $        53,938  $       122,170
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $       200,978  $    70,457,108  $         4,259  $       853,069  $        53,938  $       122,170
Contracts in payout
   (annuitization) period                     -           50,447                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $       200,978  $    70,507,555  $         4,259  $       853,069  $        53,938  $       122,170
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                         15,652        5,486,969              377           95,743           53,938            8,022
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $       197,079  $    67,445,513  $         3,518  $       779,859  $        53,938  $       119,573
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         10.43  $          7.14  $         12.55  $         12.09  $          9.75  $         13.42
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         10.51  $         13.47  $         12.55  $         13.07  $          9.91  $         13.58
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                    Putnam           Putnam           Putnam           Putnam            Putnam           Putnam
                                Variable Trust   Variable Trust   Variable Trust   Variable Trust    Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                    VT Utilities
                                                                   VT Small Cap      Growth and
                                 VT New Value      VT Research        Value            Income           VT Vista        VT Voyager
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $         8,145  $         6,829  $    39,107,614  $        33,264  $        84,523  $    48,115,607
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $         8,145  $         6,829  $    39,107,614  $        33,264  $        84,523  $    48,115,607
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $         8,145  $         6,829  $    39,105,101  $        33,264  $        84,523  $    48,083,601
Contracts in payout
   (annuitization) period                     -                -            2,513                -                -           32,006
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $         8,145  $         6,829  $    39,107,614  $        33,264  $        84,523  $    48,115,607
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                            571              645        2,158,257            2,920            8,065        1,853,452
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $         7,565  $         6,507  $    28,764,711  $        29,588  $        81,833  $    55,485,821
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         14.51  $         13.15  $         10.64  $         14.07  $         13.49  $          5.45
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         14.51  $         13.15  $         11.81  $         14.14  $         13.65  $         12.48
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                Salomon Brothers
                                    Rydex           Variable        STI Classic      STI Classic      STI Classic     STI Classic
                                Variable Trust    Series Funds     Variable Trust   Variable Trust   Variable Trust  Variable Trust
                                 Sub-Account      Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account
                                --------------- ----------------  ---------------  ---------------  ---------------  ---------------
                                                                                                           STI
                                                    Variable        STI Capital      STI Growth &     International   STI Investment
                                  Rydex OTC         All Cap         Appreciation        Income            Equity         Grade Bond
                                --------------- ----------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $            51  $         5,799  $       253,766  $       116,659  $           991  $       116,442
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $            51  $         5,799  $       253,766  $       116,659  $           991  $       116,442
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $            51  $         5,799  $       253,766  $       116,659  $           991  $       116,442
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $            51  $         5,799  $       253,766  $       116,659  $           991  $       116,442
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                              4              371           16,468           11,550              105           11,338
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $            51  $         5,255  $       240,163  $       107,928  $           963  $       116,215
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         11.71  $         11.26  $         10.70  $         11.32  $         12.26  $          9.99
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.71  $         11.26  $         10.75  $         11.36  $         12.27  $         10.03
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    The Universal    The Universal    The Universal
                                  STI Classic      STI Classic      STI Classic     Institutional    Institutional    Institutional
                                 Variable Trust   Variable Trust   Variable Trust    Funds, Inc.      Funds, Inc.      Funds, Inc.
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                        STI
                                      STI         STI Small Cap     Value Income     UIF Emerging         UIF
                                 Mid-Cap Equity    Value Equity        Stock        Markets Equity   Equity Growth    UIF High Yield
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $       131,347  $        84,840  $        38,544  $    33,517,013  $    56,334,263  $       326,201
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $       131,347  $        84,840  $        38,544  $    33,517,013  $    56,334,263  $       326,201
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $       131,347  $        84,840  $        38,544  $    33,382,194  $    56,320,480  $       326,201
Contracts in payout
   (annuitization) period                     -                -                -          134,819           13,783                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $       131,347  $        84,840  $        38,544  $    33,517,013  $    56,334,263  $       326,201
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                         12,839            5,732            3,059        3,707,634        4,408,002           46,009
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $       123,249  $        75,871  $        35,123  $    29,350,978  $    69,428,782  $       279,498
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         11.41  $         12.18  $         11.23  $          7.64  $          5.94  $         11.85
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.44  $         12.23  $         11.25  $         13.06  $         10.95  $         11.85
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     The Universal    The Universal
                                 The Universal    The Universal    The Universal    The Universal    Institutional    Institutional
                                 Institutional    Institutional    Institutional    Institutional     Funds, Inc.      Funds, Inc.
                                  Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.       (Class II)       (Class II)
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                      UIF                                                             UIF Emerging     UIF Emerging
                                 International         UIF              UIF            UIF U.S.       Markets Debt    Markets Equity
                                    Magnum        Mid Cap Growth   Mid Cap Value     Real Estate       (Class II)       (Class II)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    28,528,771  $    26,112,011  $   113,886,269  $    61,625,979  $     2,333,019  $     4,042,710
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    28,528,771  $    26,112,011  $   113,886,269  $    61,625,979  $     2,333,019  $     4,042,710
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    28,441,414  $    26,110,755  $   113,824,506  $    61,481,550  $     2,333,019  $     4,042,710
Contracts in payout
   (annuitization) period                87,357            1,256           61,763          144,429                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    28,528,771  $    26,112,011  $   113,886,269  $    61,625,979  $     2,333,019  $     4,042,710
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      2,881,694        3,064,790        7,679,452        3,955,454          258,650          447,202
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    27,478,716  $    21,861,311  $   100,705,904  $    49,917,984  $     2,214,493  $     3,509,431
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          7.31  $         10.10  $          8.90  $         12.08  $         11.22  $         14.78
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         10.55  $         12.09  $         12.31  $         18.77  $         13.96  $         14.91
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                 The Universal    The Universal    The Universal    The Universal    The Universal    The Universal
                                 Institutional    Institutional    Institutional    Institutional    Institutional    Institutional
                                  Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                  (Class II)        (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                          UIF              UIF
                                 UIF Equity and        UIF           UIF Global          UIF         Small Company     U.S. Mid Cap
                                    Income        Equity Growth      Franchise      Mid Cap Growth       Growth           Value
                                  (Class II)        (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $     6,494,199  $     7,030,189  $     9,257,072  $    10,261,922  $    11,025,848  $    18,124,207
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $     6,494,199  $     7,030,189  $     9,257,072  $    10,261,922  $    11,025,848  $    18,124,207
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $     6,494,199  $     7,030,189  $     9,257,072  $    10,261,922  $    11,025,848  $    18,124,207
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $     6,494,199  $     7,030,189  $     9,257,072  $    10,261,922  $    11,025,848  $    18,124,207
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        557,921          551,387          750,168        1,204,451          822,824        1,223,782
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $     6,037,018  $     6,565,566  $     8,424,241  $     9,374,958  $    10,277,740  $    16,294,107
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         11.52  $         11.61  $         12.14  $         13.00  $         13.50  $         13.29
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.62  $         11.71  $         12.25  $         13.12  $         13.62  $         13.41
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       Van Kampen
                                 The Universal      Van Kampen       Van Kampen       Van Kampen       Van Kampen          Life
                                 Institutional         Life             Life             Life             Life          Investment
                                  Funds, Inc.       Investment       Investment       Investment       Investment         Trust
                                  (Class II)          Trust            Trust            Trust            Trust          (Class II)
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   UIF U.S.                                                                           LIT Aggressive
                                  Real Estate                       LIT Emerging                          LIT             Growth
                                  (Class II)       LIT Comstock        Growth       LIT Government    Money Market      (Class II)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $     9,333,893  $    62,969,023  $    95,881,127  $     1,491,153  $     2,988,509  $     3,686,760
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $     9,333,893  $    62,969,023  $    95,881,127  $     1,491,153  $     2,988,509  $     3,686,760
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $     9,333,893  $    62,703,243  $    95,784,555  $     1,491,153  $     2,988,509  $     3,686,760
Contracts in payout
   (annuitization) period                     -          265,780           96,572                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $     9,333,893  $    62,969,023  $    95,881,127  $     1,491,153  $     2,988,509  $     3,686,760
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        600,637        5,345,418        3,944,102          156,142        2,988,509          871,574
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $     8,492,060  $    54,402,566  $   135,792,694  $     1,472,332  $     2,988,509  $     3,454,075
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         12.67  $         10.30  $          4.28  $         10.62  $         10.60  $         12.75
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         14.60  $         12.38  $         12.13  $         10.69  $         10.79  $         12.86
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
---------------------------------------------------------------------------------

                                  Van Kampen       Van Kampen       Van Kampen
                                     Life             Life             Life
                                  Investment        Investment       Investment
                                     Trust            Trust            Trust
                                  (Class II)        (Class II)       (Class II)
                                  Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------
                                                   LIT Emerging    LIT Growth and
                                 LIT Comstock         Growth           Income
                                  (Class II)        (Class II)       (Class II)
                                ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $   137,393,163  $    45,747,914  $    28,597,862
                                ---------------  ---------------  ---------------
    Total assets                $   137,393,163  $    45,747,914  $    28,597,862
                                ===============  ===============  ===============
NET ASSETS
Accumulation units              $   137,390,651  $    45,745,401  $    28,597,862
Contracts in payout
   (annuitization) period                 2,512            2,513                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -
                                ---------------  ---------------  ---------------
    Total net assets            $   137,393,163  $    45,747,914  $    28,597,862
                                ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                     11,693,035        1,890,410        1,679,264
                                ===============  ===============  ===============
Cost of investments             $   115,698,504  $    46,265,858  $    25,938,738
                                ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         10.24  $          6.66  $         11.38
                                ===============  ===============  ===============
    Highest                     $         12.53  $         11.85  $         13.44
                                ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          AIM Variable    AIM Variable   AIM Variable   AIM Variable  AIM Variable  AIM Variable
                                            Insurance      Insurance      Insurance      Insurance     Insurance     Insurance
                                              Funds          Funds          Funds          Funds         Funds         Funds
                                           Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                       ---------------------------------------------------------------------------------------------

                                            AIM V. I.                                    AIM V. I.                   AIM V. I.
                                             Capital       AIM V. I.    AIM V. I. Dent  Diversified    AIM V. I.   International
                                          Appreciation    Core Equity    Demographics      Income       Growth        Growth
                                       ---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $          -   $     26,190   $        -   $     89,498    $           -   $     6,311
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (437,806)       (30,017)        (133)       (14,855)        (220,841)      (13,649)
    Administrative expense                  (28,440)        (2,515)          (9)        (1,234)         (14,276)       (1,133)
                                       ------------   ------------   ----------   ------------    -------------   -----------

    Net investment income (loss)           (466,246)        (6,342)        (142)        73,409         (235,117)       (8,471)
                                       ------------   ------------   ----------   ------------    -------------   -----------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  28,297,978        390,479          348        255,545       14,917,626       189,850
    Cost of investments sold             29,872,133        509,661          406        261,083       15,925,038       256,885
                                       ------------   ------------   ----------   ------------    -------------   -----------

      Realized gains (losses)
        on fund shares                   (1,574,155)      (119,182)         (58)        (5,538)      (1,007,412)      (67,035)

Realized gain distributions                       -              -            -              -                -             -
                                       ------------   ------------   ----------   ------------    -------------   -----------

    Net realized gains (losses)          (1,574,155)      (119,182)         (58)        (5,538)      (1,007,412)      (67,035)

Change in unrealized gains (losses)       9,272,620        653,459        2,957         22,099        4,958,675       359,526
                                       ------------   ------------   ----------   ------------    -------------   -----------

    Net realized and unrealized
      gains (losses) on investments       7,698,465        534,277        2,899         16,561        3,951,263       292,491
                                       ------------   ------------   ----------   ------------    -------------   -----------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $  7,232,219   $    527,935   $    2,757   $     89,970    $   3,716,146   $   284,020
                                       ============   ============   ==========   ============    =============   ===========

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Alliance     Alliance
                                                       AIM Variable      AIM Variable   AIM Variable    Bernstein    Bernstein
                                     AIM Variable        Insurance         Insurance      Insurance      Variable     Variable
                                       Insurance           Funds             Funds          Funds         Product      Product
                                         Funds           Series II         Series II      Series II     Series Fund  Series Fund
                                      Sub-Account       Sub-Account       Sub-Account    Sub-Account    Sub-Account  Sub-Account
                                 ---------------------------------------------------------------------------------------------------

                                                                           AIM V. I.                                  Alliance
                                                                            Capital        AIM V. I.     Alliance    Bernstein
                                       AIM V. I.        AIM V. I.         Appreciation      Premier     Bernstein     Growth &
                                    Premier Equity  Basic Value II (a)       II (a)      Equity II (a)  Growth (b)   Income (c)
                                 ---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $    142,542   $          -   $           -   $     4,583   $          -   $   1,354,057
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (726,142)       (28,248)        (18,360)      (11,321)      (287,267)     (2,484,211)
    Administrative expense                  (47,862)        (3,377)         (2,221)       (1,378)       (20,497)       (167,390)
                                       ------------   ------------   -------------   -----------   ------------   -------------

    Net investment income (loss)           (631,462)       (31,625)        (20,581)       (8,116)      (307,764)     (1,297,544)
                                       ------------   ------------   -------------   -----------   ------------   -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  12,333,029        216,277         478,205       414,117     18,067,253      90,564,792
    Cost of investments sold             16,038,980        206,631         451,746       412,001     18,821,975      94,052,346
                                       ------------   ------------   -------------   -----------   ------------   -------------

      Realized gains (losses)
        on fund shares                   (3,705,951)         9,646          26,459         2,116       (754,722)     (3,487,554)

Realized gain distributions                       -              -               -             -              -               -
                                       ------------   ------------   -------------   -----------   ------------   -------------

    Net realized gains (losses)          (3,705,951)         9,646          26,459         2,116       (754,722)     (3,487,554)

Change in unrealized gains (losses)      14,392,736        668,867         334,534       180,624      6,204,345      48,940,333
                                       ------------   ------------   -------------   -----------   ------------   -------------

    Net realized and unrealized
      gains (losses) on investments      10,686,785        678,513         360,993       182,740      5,449,623      45,452,779
                                       ------------   ------------   -------------   -----------   ------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $ 10,055,323   $    646,888   $     340,412   $   174,624   $  5,141,859   $  44,155,235
                                       ============   ============   =============   ===========   ============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(b) Previously known as Alliance Growth
(c) Previously known as Alliance Growth & Income

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                     Alliance         Alliance
                                    Bernstein        Bernstein       Fidelity       Fidelity        Fidelity         Fidelity
                                     Variable         Variable       Variable       Variable        Variable         Variable
                                     Product          Product        Insurance      Insurance      Insurance        Insurance
                                   Series Fund      Series Fund    Products Fund  Products Fund  Products Fund    Products Fund
                                   Sub-Account      Sub-Account     Sub-Account    Sub-Account
                               -------------------------------------------------------------------------------------------------

                                                      Alliance
                                     Alliance        Bernstein
                                 Bernstein Premier   Small Cap                                    VIP High
                                    Growth (d)        Value (a)   VIP Contrafund    VIP Growth     Income       VIP Index 500
                               ----------------------------------------------------------------------------  --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $           -   $      6,883   $     20,149   $     10,098  $     55,993   $     71,781
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk           (524,169)       (56,406)       (57,680)       (48,855)      (12,656)       (63,223)
    Administrative expense                (35,759)        (6,572)        (4,742)        (4,045)       (1,051)        (5,266)
                                    -------------   ------------   ------------   ------------  ------------   ------------

    Net investment income (loss)         (559,928)       (56,095)       (42,273)       (42,802)       42,286          3,292
                                    -------------   ------------   ------------   ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                14,156,147        174,606        718,823        574,538        91,447      1,131,747
    Cost of investments sold           18,132,152        164,028        769,769        792,686        95,226      1,356,018
                                    -------------   ------------   ------------   ------------  ------------   ------------

      Realized gains (losses)
        on fund shares                 (3,976,005)        10,578        (50,946)      (218,148)       (3,779)      (224,271)

Realized gain distributions                     -         18,246              -              -             -              -
                                    -------------   ------------   ------------   ------------  ------------   ------------

    Net realized gains (losses)        (3,976,005)        28,824        (50,946)      (218,148)       (3,779)      (224,271)

Change in unrealized gains (losses)    11,330,452      1,521,098      1,278,599      1,359,961       190,651      1,500,936
                                    -------------   ------------   ------------   ------------  ------------   ------------

    Net realized and unrealized
      gains (losses) on investments     7,354,447      1,549,922      1,227,653      1,141,813       186,872      1,276,665
                                    -------------   ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $   6,794,519   $  1,493,827   $  1,185,380   $  1,099,011  $    229,158   $  1,279,957
                                    =============   ============   ============   ============  ============   ============

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(d) Previously known as Alliance Premier Growth

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                        Fidelity        Fidelity      Fidelity
                                                                        Variable        Variable      Variable        Franklin
                                       Fidelity         Fidelity       Insurance       Insurance      Insurance      Templeton
                                       Variable         Variable     Products Fund   Products Fund  Products Fund     Variable
                                       Insurance       Insurance        (Service        (Service       (Service      Insurance
                                     Products Fund   Products Fund      Class 2)        Class 2)       Class 2)    Products Trust
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                     -----------------------------------------------------------------------------------------------

                                                                          VIP        VIP Investment                   Franklin
                                                                     Equity-Income     Grade Bond   VIP Overseas     Growth and
                                     VIP Investment                     (Service        (Service      (Service         Income
                                       Grade Bond     VIP Overseas      Class 2)         Class 2)     Class 2)     Securities (e)
                                     -----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $    202,341   $     10,760   $     128   $      4,943      $       17   $          -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk              (59,611)       (15,955)        (92)          (944)            (55)        (1,833)
    Administrative expense                   (5,026)        (1,339)         (7)           (67)             (4)          (247)
                                       ------------   ------------   ---------   ------------      ----------   ------------

    Net investment income (loss)            137,704         (6,534)         29          3,932             (42)        (2,080)
                                       ------------   ------------   ---------   ------------      ----------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   1,624,577        181,460       6,719        130,061              98         10,985
    Cost of investments sold              1,571,998        235,796       6,557        128,451             104         10,517
                                       ------------   ------------   ---------   ------------      ----------   ------------

      Realized gains (losses)
        on fund shares                       52,579        (54,336)        162          1,610              (6)           468

Realized gain distributions                  71,194              -           -          1,806               -              -
                                       ------------   ------------   ---------   ------------      ----------   ------------

    Net realized gains (losses)             123,773        (54,336)        162          3,416              (6)           468

Change in unrealized gains (losses)         (77,765)       562,541       1,268         (4,060)          1,541         61,683
                                       ------------   ------------   ---------   ------------      ----------   ------------

    Net realized and unrealized
      gains (losses) on investments          46,008        508,205       1,430           (644)          1,535         62,151
                                       ------------   ------------   ---------   ------------      ----------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $    183,712   $    501,671   $   1,459   $      3,288      $    1,493   $     60,071
                                       ============   ============   =========   ============      ==========   ============

(e) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                      Franklin         Franklin        Franklin         Franklin
                                      Templeton       Templeton       Templeton        Templeton          Janus           Janus
                                      Variable         Variable        Variable         Variable       Aspen Series    Aspen Series
                                      Insurance       Insurance       Insurance        Insurance         (Service        (Service
                                    Products Trust  Products Trust  Products Trust   Products Trust      Shares)         Shares)
                                     Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account     Sub-Account
                                 ---------------------------------------------------------------------------------------------------

                                      Franklin                        Templeton                       International      Worldwide
                                      Small Cap                       Developing       Templeton          Value           Growth
                                        Value       Mutual Shares       Markets         Foreign          (Service        (Service
                                    Securities (e)  Securities (e)  Securities (e)   Securities (e)    Shares) (f)        Shares)
                                 ---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $         -   $           -   $           -   $           -    $         58   $         51
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                (989)         (2,329)           (292)           (979)           (186)           (94)
    Administrative expense                    (122)           (284)            (34)           (110)            (13)            (6)
                                       -----------   -------------   -------------   -------------    ------------   ------------

    Net investment income (loss)            (1,111)         (2,613)           (326)         (1,089)           (141)           (49)
                                       -----------   -------------   -------------   -------------    ------------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     13,484          19,737           2,331          11,687             207          9,993
    Cost of investments sold                12,854          18,973           2,034          11,484             220         10,535
                                       -----------   -------------   -------------   -------------    ------------   ------------

      Realized gains (losses)
        on fund shares                         630             764             297             203             (13)          (542)

Realized gain distributions                      -               -               -               -               -              -
                                       -----------   -------------   -------------   -------------    ------------   ------------

    Net realized gains (losses)                630             764             297             203             (13)          (542)

Change in unrealized gains (losses)         31,549          53,198          10,485          25,504           3,814          1,825
                                       -----------   -------------   -------------   -------------    ------------   ------------

    Net realized and unrealized
      gains (losses) on investments         32,179          53,962          10,782          25,707           3,801          1,283
                                       -----------   -------------   -------------   -------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $    31,068   $      51,349   $      10,456   $      24,618    $      3,660   $      1,234
                                       ===========   =============   =============   =============    ============   ============


(e) For the period beginning July 15, 2003 and ended December 31, 2003
(f) Previously known as Global Value (Service Shares)

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          Lazard
                                        Retirement    LSA Variable    LSA Variable    LSA Variable   LSA Variable    LSA Variable
                                       Series, Inc.   Series Trust    Series Trust    Series Trust   Series Trust    Series Trust
                                        Sub-Account   Sub-Account     Sub-Account     Sub-Account    Sub-Account     Sub-Account
                                   -------------------------------------------------------------------------------------------------

                                         Emerging    LSA Aggressive                      LSA                         LSA Capital
                                          Markets        Growth       LSA Balanced   Basic Value    LSA Blue Chip    Appreciation
                                   -------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $        3   $           -   $       66,521   $          -    $       417   $         -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                (81)        (64,008)             (96)           (80)          (187)         (203)
    Administrative expense                     (6)         (3,840)              (7)            (5)           (13)          (15)
                                       ----------   -------------   --------------   ------------    -----------   -----------

    Net investment income (loss)              (84)        (67,848)          66,418            (85)           217          (218)
                                       ----------   -------------   --------------   ------------    -----------   -----------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                       462         905,185              354            118          2,036         1,513
    Cost of investments sold                  383         863,199              382            118          2,306         1,787
                                       ----------   -------------   --------------   ------------    -----------   -----------

      Realized gains (losses)
        on fund shares                         79          41,986              (28)             -           (270)         (274)

Realized gain distributions                     -               -               30              -              -             -
                                       ----------   -------------   --------------   ------------    -----------   -----------

    Net realized gains (losses)                79          41,986                2              -           (270)         (274)

Change in unrealized gains (losses)         2,500       1,874,478        1,309,334        631,795        450,797       643,083
                                       ----------   -------------   --------------   ------------    -----------   -----------

    Net realized and unrealized
      gains (losses) on investments         2,579       1,916,464        1,309,336        631,795        450,527       642,809
                                       ----------   -------------   --------------   ------------    -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $    2,495   $   1,848,616   $    1,375,754   $    631,710    $   450,744   $   642,591
                                       ==========   =============   ==============   ============    ===========   ===========

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                     LSA Variable    LSA Variable   LSA Variable    LSA Variable   LSA Variable       LSA Variable
                                     Series Trust    Series Trust   Series Trust    Series Trust   Series Trust       Series Trust
                                      Sub-Account     Sub-Account    Sub-Account     Sub-Account    Sub-Account        Sub-Account
                                   ------------------------------------------------------------------------------------------------

                                                         LSA            LSA
                                     LSA Capital     Disciplined    Diversified     LSA Emerging          LSA               LSA
                                     Growth (g)       Equity (h)      Mid Cap      Growth Equity    Equity Growth (i) Mid Cap Value
                                   ------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $     8,467   $          13   $     2,081   $             -    $          -   $       2,641
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk              (18)            (27)         (117)              (82)            (85)            (28)
    Administrative expense                   (1)             (2)           (8)               (6)             (5)             (2)
                                    -----------   -------------   -----------   ---------------    ------------   -------------

    Net investment income (loss)          8,448             (16)        1,956               (88)            (90)          2,611
                                    -----------   -------------   -----------   ---------------    ------------   -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                      26           6,127           160             1,094              91              32
    Cost of investments sold                 31       3,377,089           163             1,447              89              33
                                    -----------   -------------   -----------   ---------------    ------------   -------------

      Realized gains (losses)
        on fund shares                       (5)     (3,370,962)           (3)             (353)              2              (1)

Realized gain distributions                   -               -             -                 -               -         130,004
                                    -----------   -------------   -----------   ---------------    ------------   -------------

    Net realized gains (losses)              (5)     (3,370,962)           (3)             (353)              2         130,003

Change in unrealized gains (losses)     835,884       3,682,249       798,712         1,371,530         742,678         853,023
                                    -----------   -------------   -----------   ---------------    ------------   -------------

    Net realized and unrealized
      gains (losses) on investments     835,879         311,287       798,709         1,371,177         742,680         983,026
                                    -----------   -------------   -----------   ---------------    ------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $   844,327   $     311,271   $   800,665   $     1,371,089    $    742,590   $     985,637
                                    ===========   =============   ===========   ===============    ============   =============


(g) Previously known as LSA Growth Equity
(h) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth
(i) Previously known as LSA Focused Equity

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                           MFS Variable  MFS Variable   MFS Variable  MFS Variable  MFS Variable
                                           LSA Variable     Insurance     Insurance      Insurance     Insurance     Insurance
                                           Series Trust       Trust         Trust          Trust         Trust     (Service Class)
                                            Sub-Account    Sub-Account   Sub-Account    Sub-Account   Sub-Account    Sub-Account
                                       -------------------------------------------------------------------------------------
                                                                                                                       MFS New
                                               LSA                           MFS       MFS Investors     MFS New      Discovery
                                           Value Equity      MFS Bond    High Income       Trust        Discovery  (Service Class)
                                       -----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $     78,571   $      143,808   $     24,994   $     12,936   $          -   $         -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                  (85)         (29,933)        (7,249)       (23,736)       (32,435)          (62)
    Administrative expense                       (6)          (2,511)          (599)        (1,985)        (2,678)           (4)
                                       ------------   --------------   ------------   ------------   ------------   -----------

    Net investment income (loss)             78,480          111,364         17,146        (12,785)       (35,113)          (66)
                                       ------------   --------------   ------------   ------------   ------------   -----------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          90          695,403         77,112        189,202        407,854            72
    Cost of investments sold                    101          665,768         77,890        237,989        549,333            89
                                       ------------   --------------   ------------   ------------   ------------   -----------

      Realized gains (losses)
        on fund shares                          (11)          29,635           (778)       (48,787)      (141,479)          (17)

Realized gain distributions                       -                -              -              -              -             -
                                       ------------   --------------   ------------   ------------   ------------   -----------

    Net realized gains (losses)                 (11)          29,635           (778)       (48,787)      (141,479)          (17)

Change in unrealized gains (losses)       1,321,299           47,270         77,101        446,307        910,936         1,298
                                       ------------   --------------   ------------   ------------   ------------   -----------

    Net realized and unrealized
      gains (losses) on investments       1,321,288           76,905         76,323        397,520        769,457         1,281
                                       ------------   --------------   ------------   ------------   ------------   -----------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $  1,399,768   $      188,269   $     93,469   $    384,735   $    734,344   $     1,215
                                       ============   ==============   ============   ============   ============   ===========


See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                           MFS Variable
                                             Insurance          Morgan Stanley          Morgan Stanley         Morgan Stanley
                                               Trust                Variable               Variable               Variable
                                            (Service              Investment              Investment             Investment
                                             Class)                 Series                  Series                 Series
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                          MFS Utilities
                                            (Service               Aggressive              Dividend
                                             Class)                  Equity                 Growth                 Equity
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  2   $              2,880   $         14,821,330   $          2,173,847
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                           (1)              (519,336)           (10,100,932)            (7,571,982)
    Administrative expense                                -                (37,809)              (753,830)              (551,951)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                          1               (554,265)             3,966,568             (5,950,086)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                                   1             15,824,842            202,853,328            154,043,057
    Cost of investments sold                              2             23,387,343            163,618,376            255,940,005
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                                   (1)            (7,562,501)            39,234,952           (101,896,948)

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                          (1)            (7,562,501)            39,234,952           (101,896,948)

Change in unrealized gains (losses)                      29             16,409,763            135,729,451            216,938,677
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments                      28              8,847,262            174,964,403            115,041,729
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $                 29   $          8,292,997   $        178,930,971   $        109,091,643
                                       ====================   ====================   ====================   ====================
                                       35

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                           Morgan Stanley        Morgan Stanley
                                              Variable              Variable
                                             Investment            Investment
                                               Series                Series
                                            Sub-Account            Sub-Account
                                       --------------------   --------------------

                                             European                 Global
                                              Growth                Advantage
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $          1,584,107   $            241,739
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                   (2,243,384)              (298,430)
    Administrative expense                         (166,737)               (21,795)
                                       --------------------   --------------------

    Net investment income (loss)                   (826,014)               (78,486)
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          77,187,639             23,115,959
    Cost of investments sold                     86,835,353             26,152,727
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                           (9,647,714)            (3,036,768)

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                  (9,647,714)            (3,036,768)

Change in unrealized gains (losses)              51,641,657              8,848,892
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments              41,993,943              5,812,124
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $         41,167,929   $          5,733,638
                                       ====================   ====================

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley         Morgan Stanley         Morgan Stanley
                                             Variable               Variable               Variable               Variable
                                            Investment             Investment             Investment             Investment
                                              Series                 Series                 Series                 Series
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                              Global
                                             Dividend
                                              Growth               High Yield           Income Builder          Information
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $          3,802,963   $          4,956,396   $          1,489,956   $                  -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                   (2,455,239)              (659,538)              (629,669)               (41,717)
    Administrative expense                         (184,735)               (48,080)               (46,621)                (3,052)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                  1,162,989              4,248,778                813,666                (44,769)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                         151,731,204             69,560,201             17,452,228              9,739,412
    Cost of investments sold                    160,225,940            103,745,756             18,911,499              9,628,942
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                           (8,494,736)           (34,185,555)            (1,459,271)               110,470

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                  (8,494,736)           (34,185,555)            (1,459,271)               110,470

Change in unrealized gains (losses)              58,039,750             41,547,202              8,906,070              1,291,252
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments              49,545,014              7,361,647              7,446,799              1,401,722
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $         50,708,003   $         11,610,425   $          8,260,465   $          1,356,953
                                       ====================   ====================   ====================   ====================
                                       36

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley
                                             Variable               Variable
                                            Investment             Investment
                                              Series                 Series
                                           Sub-Account            Sub-Account
                                       --------------------   --------------------

                                             Limited
                                             Duration             Money Market
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $          2,648,877   $          2,119,956
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                     (938,768)            (4,064,721)
    Administrative expense                          (70,493)              (300,205)
                                       --------------------   --------------------

    Net investment income (loss)                  1,639,616             (2,244,970)
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          58,920,320            892,844,950
    Cost of investments sold                     59,148,449            892,844,950
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                             (228,129)                     -

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                    (228,129)                     -

Change in unrealized gains (losses)                (894,667)                     -
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments              (1,122,796)                     -
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $            516,820   $         (2,244,970)
                                       ====================   ====================

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley         Morgan Stanley         Morgan Stanley
                                             Variable               Variable               Variable               Variable
                                            Investment             Investment             Investment             Investment
                                              Series                 Series                 Series                 Series
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                                                    Quality
                                          Pacific Growth          Income Plus           S&P 500 Index            Strategist
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  -   $         20,981,068   $          1,175,947   $          5,928,844
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                     (252,635)            (4,880,361)            (1,537,023)            (4,574,842)
    Administrative expense                          (18,581)              (365,822)              (112,441)              (333,607)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                   (271,216)            15,734,885               (473,517)             1,020,395
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          44,915,144            212,833,774             91,026,166             81,422,776
    Cost of investments sold                     44,308,994            210,880,028            106,123,438             88,406,218
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                              606,150              1,953,746            (15,097,272)            (6,983,442)

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                     606,150              1,953,746            (15,097,272)            (6,983,442)

Change in unrealized gains (losses)               4,802,671              7,217,356             42,462,912             82,409,928
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments               5,408,821              9,171,102             27,365,640             75,426,486
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $          5,137,605   $         24,905,987   $         26,892,123   $         76,446,881
                                       ====================   ====================   ====================   ====================
                                       37

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                                                Morgan Stanley
                                                                   Variable
                                          Morgan Stanley          Investment
                                             Variable               Series
                                            Investment             (Class Y
                                              Series                Shares)
                                           Sub-Account            Sub-Account
                                       --------------------   --------------------

                                                                   Aggressive
                                                                     Equity
                                                                    (Class Y
                                            Utilities                Shares)
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $          4,881,020   $                  -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                   (2,149,991)              (342,614)
    Administrative expense                         (161,546)               (21,857)
                                       --------------------   --------------------

    Net investment income (loss)                  2,569,483               (364,471)
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          71,303,054             18,522,712
    Cost of investments sold                     93,949,422             21,123,245
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                          (22,646,368)            (2,600,533)

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                 (22,646,368)            (2,600,533)

Change in unrealized gains (losses)              43,704,994              7,822,795
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments              21,058,626              5,222,262
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $         23,628,109   $          4,857,791
                                       ====================   ====================

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley         Morgan Stanley         Morgan Stanley
                                             Variable               Variable               Variable               Variable
                                            Investment             Investment             Investment             Investment
                                              Series                 Series                 Series                 Series
                                             (Class Y               (Class Y               (Class Y               (Class Y
                                             Shares)                Shares)                Shares)                Shares)
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                             Dividend                                      European                Global
                                              Growth                 Equity                 Growth                Advantage
                                             (Class Y               (Class Y               (Class Y               (Class Y
                                              Shares)                Shares)                Shares)                Shares)
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $          1,509,829   $            111,058   $            174,540   $             53,576
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                   (1,374,924)            (1,263,843)              (423,916)              (101,941)
    Administrative expense                          (90,620)               (83,294)               (27,312)                (6,658)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                     44,285             (1,236,079)              (276,688)               (55,023)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          10,250,964              9,035,272             88,127,452                850,244
    Cost of investments sold                     11,260,207             12,129,857             87,807,963              1,153,285
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                           (1,009,243)            (3,094,585)               319,489               (303,041)

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                  (1,009,243)            (3,094,585)               319,489               (303,041)

Change in unrealized gains (losses)              21,715,571             19,845,435              8,065,950              2,054,132
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments              20,706,328             16,750,850              8,385,439              1,751,091
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $         20,750,613   $         15,514,771   $          8,108,751   $          1,696,068
                                       ====================   ====================   ====================   ====================
                                       38

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley
                                             Variable               Variable
                                            Investment             Investment
                                              Series                 Series
                                             (Class Y               (Class Y
                                             Shares)                Shares)
                                           Sub-Account            Sub-Account
                                       --------------------   --------------------

                                              Global
                                         Dividend Growth           High Yield
                                            (Class Y                (Class Y
                                             Shares)                 Shares)
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $            547,199   $          1,994,018
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                     (479,317)              (352,602)
    Administrative expense                          (31,708)               (23,980)
                                       --------------------   --------------------

    Net investment income (loss)                     36,174              1,617,436
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                           3,172,542              6,192,053
    Cost of investments sold                      3,236,901              6,914,006
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                              (64,359)              (721,953)

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                     (64,359)              (721,953)

Change in unrealized gains (losses)               8,828,168              3,651,472
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments               8,763,809              2,929,519
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $          8,799,983   $          4,546,955
                                       ====================   ====================

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley         Morgan Stanley         Morgan Stanley
                                             Variable               Variable               Variable               Variable
                                            Investment             Investment             Investment             Investment
                                              Series                 Series                 Series                 Series
                                             (Class Y               (Class Y               (Class Y               (Class Y
                                             Shares)                Shares)                Shares)                Shares)
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                                                                           Limited
                                          Income Builder          Information              Duration             Money Market
                                             (Class Y               (Class Y               (Class Y               (Class Y
                                              Shares)                Shares)                Shares)                Shares)
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $            783,973   $                  -   $          3,783,430   $            443,488
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                     (375,830)              (136,517)            (1,718,512)            (1,638,118)
    Administrative expense                          (25,431)                (9,070)              (111,843)              (108,538)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                    382,712               (145,587)             1,953,075             (1,303,168)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                           3,147,732              1,742,644             26,724,026            403,270,602
    Cost of investments sold                      3,141,152              2,188,370             26,872,841            403,270,602
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                                6,580               (445,726)              (148,815)                     -

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                       6,580               (445,726)              (148,815)                     -

Change in unrealized gains (losses)               4,281,235              4,341,652             (1,595,577)                     -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments               4,287,815              3,895,926             (1,744,392)                     -
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $          4,670,527   $          3,750,339   $            208,683   $         (1,303,168)
                                       ====================   ====================   ====================   ====================
                                       39

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley
                                             Variable               Variable
                                            Investment             Investment
                                              Series                 Series
                                             (Class Y               (Class Y
                                              Shares)                Shares)
                                           Sub-Account            Sub-Account
                                       --------------------   --------------------

                                                                     Quality
                                          Pacific Growth          Income Plus
                                             (Class Y               (Class Y
                                              Shares)                Shares)
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  -   $          7,012,472
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                      (88,181)            (2,049,488)
    Administrative expense                           (5,941)              (134,218)
                                       --------------------   --------------------

    Net investment income (loss)                    (94,122)             4,828,766
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                         143,863,443             37,830,026
    Cost of investments sold                    141,787,909             37,481,618
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                            2,075,534                348,408

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                   2,075,534                348,408

Change in unrealized gains (losses)               1,227,490              2,196,274
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments               3,303,024              2,544,682
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $          3,208,902   $          7,373,448
                                       ====================   ====================

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                   Morgan Stanley   Morgan Stanley    Morgan Stanley
                                      Variable         Variable          Variable
                                     Investment       Investment        Investment
                                       Series           Series            Series       Oppenheimer     Oppenheimer    Oppenheimer
                                      (Class Y         (Class Y          (Class Y        Variable        Variable       Variable
                                       Shares)          Shares)           Shares)     Account Funds   Account Funds  Account Funds
                                    Sub-Account      Sub-Account       Sub-Account     Sub-Account     Sub-Account    Sub-Account
                                 --------------------------------------------------------------------------------------------------

                                   S&P 500 Index      Strategist        Utilities                       Oppenheimer    Oppenheimer
                                      (Class Y         (Class Y          (Class Y      Oppenheimer         Capital         Global
                                       Shares)          Shares)           Shares)         Bond          Appreciation    Securities
                                 ---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $     776,610   $    1,034,788   $     607,678   $     326,357   $       20,134   $     34,331
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk         (1,408,436)      (1,076,311)       (339,178)        (62,735)         (64,548)       (54,931)
    Administrative expense                (95,059)         (70,728)        (22,433)         (5,226)          (5,376)        (4,583)
                                    -------------   --------------   -------------   -------------   --------------   ------------

    Net investment income (loss)         (726,885)        (112,251)        246,067         258,396          (49,790)       (25,183)
                                    -------------   --------------   -------------   -------------   --------------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                11,461,314        7,112,036       3,141,575       5,397,649          636,239        774,433
    Cost of investments sold           12,914,078        7,608,036       4,567,970       5,284,152          892,017      1,050,888
                                    -------------   --------------   -------------   -------------   --------------   ------------

      Realized gains (losses)
        on fund shares                 (1,452,764)        (496,000)     (1,426,395)        113,497         (255,778)      (276,455)

Realized gain distributions                     -                -               -               -                -              -
                                    -------------   --------------   -------------   -------------   --------------   ------------

    Net realized gains (losses)        (1,452,764)        (496,000)     (1,426,395)        113,497         (255,778)      (276,455)

Change in unrealized gains (losses)    23,609,209       15,682,854       4,371,245        (119,325)       1,711,456      1,955,099
                                    -------------   --------------   -------------   -------------   --------------   ------------

    Net realized and unrealized
      gains (losses) on investments    22,156,445       15,186,854       2,944,850          (5,828)       1,455,678      1,678,644
                                    -------------   --------------   -------------   -------------   --------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $  21,429,560   $   15,074,603   $   3,190,917   $     252,568   $    1,405,888   $  1,653,461
                                    =============   ==============   =============   =============   ==============   ============

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                   Oppenheimer     Oppenheimer      Oppenheimer     Oppenheimer
                                                                     Variable        Variable        Variable        Variable
                                 Oppenheimer      Oppenheimer     Account Funds   Account Funds    Account Funds   Account Funds
                                   Variable         Variable      (Service Class  (Service Class   (Service Class  (Service Class
                                Account Funds    Account Funds       ("SC"))         ("SC"))          ("SC"))         ("SC"))
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
                              ------------------------------------------------------------------------------------------------------

                                                  Oppenheimer                      Oppenheimer       Oppenheimer
                                                  Main Street      Oppenheimer       Capital           Global        Oppenheimer
                                 Oppenheimer       Small Cap        Aggressive     Appreciation      Securities          High
                                 High Income         Growth      Growth (SC) (e)     (SC) (e)         (SC) (e)     Income (SC) (e)
                              ------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $     78,040   $          -   $        -   $          -    $           -   $           -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk          (14,910)       (29,860)        (169)          (492)            (231)           (346)
    Administrative expense               (1,234)        (2,510)         (27)           (70)             (37)            (46)
                                   ------------   ------------   ----------   ------------    -------------   -------------

    Net investment income (loss)         61,896        (32,370)        (196)          (562)            (268)           (392)
                                   ------------   ------------   ----------   ------------    -------------   -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                 220,793        363,619       17,094            409            3,449             991
    Cost of investments sold            238,713        381,555       16,912            400            3,155             945
                                   ------------   ------------   ----------   ------------    -------------   -------------

      Realized gains (losses)
        on fund shares                  (17,920)       (17,936)         182              9              294              46

Realized gain distributions                   -              -            -              -                -               -
                                   ------------   ------------   ----------   ------------    -------------   -------------

    Net realized gains (losses)         (17,920)       (17,936)         182              9              294              46

Change in unrealized gains (losses)     201,698        969,142          612         15,518           10,354           5,560
                                   ------------   ------------   ----------   ------------    -------------   -------------

    Net realized and unrealized
      gains (losses) on investments     183,778        951,206          794         15,527           10,648           5,606
                                   ------------   ------------   ----------   ------------    -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $    245,674   $    918,836   $      598   $     14,965    $      10,380   $       5,214
                                   ============   ============   ==========   ============    =============   =============

(e) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                           Oppenheimer            Oppenheimer            Oppenheimer            Oppenheimer
                                             Variable               Variable               Variable               Variable
                                          Account Funds          Account Funds          Account Funds          Account Funds
                                          (Service Class         (Service Class         (Service Class         (Service Class
                                             ("SC"))                ("SC"))                ("SC"))                ("SC"))
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                                                  Oppenheimer            Oppenheimer
                                           Oppenheimer            Main Street              Multiple             Oppenheimer
                                               Main                Small Cap              Strategies             Strategic
                                         Street (SC) (e)          Growth (SC)              (SC) (e)            Bond (SC) (e)
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  -   $                  -   $                  -   $                  -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                         (607)                  (801)                  (447)                  (742)
    Administrative expense                              (82)                   (98)                   (61)                   (98)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                       (689)                  (899)                  (508)                  (840)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                               3,606                  6,782                  3,185                  3,617
    Cost of investments sold                          3,502                  6,223                  3,132                  3,596
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                                  104                    559                     53                     21

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                         104                    559                     53                     21

Change in unrealized gains (losses)                  17,987                 22,478                 10,136                 10,313
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments                  18,091                 23,037                 10,189                 10,334
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $             17,402   $             22,138   $              9,681   $              9,494
                                       ====================   ====================   ====================   ====================
                                       42

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                          PIMCO Advisors         PIMCO Advisors
                                             Variable               Variable
                                        Insurance Trust (j)   (Insurance Trust (j)
                                            Sub-Account            Sub-Account
                                       --------------------   --------------------

                                                                      PEA
                                              OpCap               Science and
                                          Small Cap (k)          Technology (l)
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  -   $                  -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                          (15)                   (10)
    Administrative expense                               (1)                     -
                                       --------------------   --------------------

    Net investment income (loss)                        (16)                   (10)
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                                  19                    724
    Cost of investments sold                             21                    909
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                                   (2)                  (185)

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                          (2)                  (185)

Change in unrealized gains (losses)                     400                    537
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments                     398                    352
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $                382   $                342
                                       ====================   ====================

(e) For the period beginning July 15, 2003 and ended December 31, 2003
(j) Previously known as OCC Accumulation Trust
(k) Previously known as OCC Small Cap
(l) Previously known as OCC Science and Technology

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                   PIMCO Variable  PIMCO Variable  PIMCO Variable
                                     Insurance       Insurance       Insurance         Putnam           Putnam          Putnam
                                       Trust           Trust           Trust       Variable Trust   Variable Trust  Variable Trust
                                    Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account     Sub-Account
                                  -------------------------------------------------------------------------------------------------

                                                                                   VT The George          VT
                                                                       PIMCO        Putnam Fund      Global Asset    VT Growth and
                                    Foreign Bond    Money Market    Total Return   of Boston (a)    Allocation (e)      Income
                                  -------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $       765   $        74   $         934   $            -   $          -   $        640,758
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk            (401)         (154)           (394)         (22,887)          (258)          (584,945)
    Administrative expense                 (28)          (11)            (28)          (2,651)           (33)           (40,242)
                                   -----------   -----------   -------------   --------------   ------------   ----------------

    Net investment income (loss)           336           (91)            512          (25,538)          (291)            15,571
                                   -----------   -----------   -------------   --------------   ------------   ----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                108,297         3,903         108,927          491,623            430         41,071,397
    Cost of investments sold           105,688         3,903         107,021          480,462            415         41,327,184
                                   -----------   -----------   -------------   --------------   ------------   ----------------

      Realized gains (losses)
        on fund shares                   2,609             -           1,906           11,161             15           (255,787)

Realized gain distributions                  -             -               9                -              -                  -
                                   -----------   -----------   -------------   --------------   ------------   ----------------

    Net realized gains (losses)          2,609             -           1,915           11,161             15           (255,787)

Change in unrealized gains (losses)     (1,278)            -            (769)         275,834          4,329          9,812,407
                                   -----------   -----------   -------------   --------------   ------------   ----------------

    Net realized and unrealized
      gains (losses) on investments      1,331             -           1,146          286,995          4,344          9,556,620
                                   -----------   -----------   -------------   --------------   ------------   ----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $     1,667   $       (91)  $       1,658   $      261,457   $      4,053   $      9,572,191
                                   ===========   ===========   =============   ==============   ============   ================

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(e) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam          Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust  Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                               ----------------------------------------------------------------------------------------------------

                                                                                        VT         International
                                 VT Health                                         International    Growth and
                                Sciences (e)    VT High Yield    VT Income (e)       Equity (m)        Income      VT Investors (a)
                               -----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $       -   $     13,681   $          -   $       466,545    $         52   $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk          (424)        (4,042)          (713)         (897,782)            (49)           (4,415)
    Administrative expense               (40)          (308)           (96)          (60,449)             (4)             (483)
                                   ---------   ------------   ------------   ---------------    ------------   ---------------

    Net investment income (loss)        (464)         9,331           (809)         (491,686)             (1)           (4,898)
                                   ---------   ------------   ------------   ---------------    ------------   ---------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  451          7,209          1,288        78,168,082              89            58,303
    Cost of investments sold             444          6,937          1,271        78,720,486              85            55,938
                                   ---------   ------------   ------------   ---------------    ------------   ---------------

      Realized gains (losses)
        on fund shares                     7            272             17          (552,404)              4             2,365

Realized gain distributions                -              -              -                 -               -                 -
                                   ---------   ------------   ------------   ---------------    ------------   ---------------

    Net realized gains (losses)            7            272             17          (552,404)              4             2,365

Change in unrealized gains (losses)    6,445         51,972          3,899        16,354,238           1,128            73,210
                                   ---------   ------------   ------------   ---------------    ------------   ---------------

    Net realized and unrealized
      gains (losses) on investments    6,452         52,244          3,916        15,801,834           1,132            75,575
                                   ---------   ------------   ------------   ---------------    ------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $   5,988   $     61,575   $      3,107   $    15,310,148    $      1,131   $        70,677
                                   =========   ============   ============   ===============    ============   ===============

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(e) For the period beginning July 15, 2003 and ended December 31, 2003
(m) Previously known as VT International Growth

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                      Putnam           Putnam           Putnam          Putnam           Putnam          Putnam
                                  Variable Trust   Variable Trust   Variable Trust  Variable Trust   Variable Trust  Variable Trust
                                   Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
                                 ---------------------------------------------------------------------------------------------------
                                                                                                                     VT Utilities
                                        VT            VT New                                          VT Small Cap     Growth and
                                   Money Market  Opportunities (e)   VT New Value     VT Research         Value        Income (e)
                                 ---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $        20   $           -   $            -   $           -   $        97,947   $          -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (62)           (202)             (19)            (14)         (481,093)          (139)
    Administrative expense                  (9)            (23)              (2)             (2)          (30,279)           (20)
                                   -----------   -------------   --------------   -------------   ---------------   ------------

    Net investment income (loss)           (51)           (225)             (21)            (16)         (413,425)          (159)
                                   -----------   -------------   --------------   -------------   ---------------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                 14,890             222               18           4,559        62,195,634            796
    Cost of investments sold            14,890             221               18           4,523        60,717,888            751
                                   -----------   -------------   --------------   -------------   ---------------   ------------

      Realized gains (losses)
        on fund shares                       -               1                -              36         1,477,746             45

Realized gain distributions                  -               -                -               -                 -              -
                                   -----------   -------------   --------------   -------------   ---------------   ------------

    Net realized gains (losses)              -               1                -              36         1,477,746             45

Change in unrealized gains (losses)          -           2,597              580             322        12,006,502          3,676
                                   -----------   -------------   --------------   -------------   ---------------   ------------

    Net realized and unrealized
      gains (losses) on investments          -           2,598              580             358        13,484,248          3,721
                                   -----------   -------------   --------------   -------------   ---------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $       (51)  $       2,373   $          559   $         342   $    13,070,823   $      3,562
                                   ===========   =============   ==============   =============   ===============   ============


(e) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                                  Salomon Brothers
                                     Putnam           Putnam           Rydex         Variable        STI Classic     STI Classic
                                  Variable Trust   Variable Trust  Variable Trust  Series Funds    Variable Trust   Variable Trust
                                   Sub-Account      Sub-Account     Sub-Account    Sub-Account       Sub-Account     Sub-Account
                                  -------------------------------------------------------------------------------------------------

                                                                                    Variable        STI Capital     STI Growth &
                                   VT Vista (e)      VT Voyager      Rydex OTC     All Cap (n)    Appreciation (e)   Income (e)
                                  -------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $          -   $       140,577   $        -   $       13      $          -   $         322
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (242)         (635,949)           -          (68)             (834)           (263)
    Administrative expense                  (30)          (42,896)           -           (4)              (89)            (40)
                                   ------------   ---------------   ----------   ----------      ------------   -------------

    Net investment income (loss)           (272)         (538,268)           -          (59)             (923)             19
                                   ------------   ---------------   ----------   ----------      ------------   -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  26,206        30,505,995            1          100               883           1,979
    Cost of investments sold             24,893        33,474,061            2          107               864           1,906
                                   ------------   ---------------   ----------   ----------      ------------   -------------

      Realized gains (losses)
        on fund shares                    1,313        (2,968,066)          (1)          (7)               19              73

Realized gain distributions                   -                 -            -            -                 -               -
                                   ------------   ---------------   ----------   ----------      ------------   -------------

    Net realized gains (losses)           1,313        (2,968,066)          (1)          (7)               19              73

Change in unrealized gains (losses)       2,690        12,021,298           16        1,629            13,603           8,731
                                   ------------   ---------------   ----------   ----------      ------------   -------------

    Net realized and unrealized
      gains (losses) on investments       4,003         9,053,232           15        1,622            13,622           8,804
                                   ------------   ---------------   ----------   ----------      ------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $      3,731   $     8,514,964   $       15   $    1,563      $     12,699   $       8,823
                                   ============   ===============   ==========   ==========      ============   =============


(e) For the period beginning July 15, 2003 and ended December 31, 2003
(n) Previously known as Capital

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     The Universal
                              STI Classic      STI Classic        STI Classic        STI Classic      STI Classic    Institutional
                             Variable Trust   Variable Trust     Variable Trust     Variable Trust   Variable Trust   Funds, Inc.
                              Sub-Account      Sub-Account        Sub-Account        Sub-Account      Sub-Account     Sub-Account
                             -------------------------------------------------------------------------------------------------------

                                  STI                                                                    STI
                             International    STI Investment          STI           STI Small Cap    Value Income     UIF Emerging
                               Equity (e)     Grade Bond (e)   Mid-Cap Equity (e)  Value Equity (e)    Stock (e)     Markets Equity
                             -------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $       -   $        747   $         431   $         116        $      205   $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             -           (297)           (292)           (235)             (144)         (377,111)
    Administrative expense                 -            (40)            (42)            (33)              (20)          (25,163)
                                   ---------   ------------   -------------   -------------        ----------   ---------------

    Net investment income (loss)           -            410              97            (152)               41          (402,274)
                                   ---------   ------------   -------------   -------------        ----------   ---------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                    -            801           3,561           2,439            11,024       243,830,198
    Cost of investments sold               -            793           3,210           2,196            10,972       241,861,851
                                   ---------   ------------   -------------   -------------        ----------   ---------------

      Realized gains (losses)
        on fund shares                     -              8             351             243                52         1,968,347

Realized gain distributions                -              -               -               -                 -                 -
                                   ---------   ------------   -------------   -------------        ----------   ---------------

    Net realized gains (losses)            -              8             351             243                52         1,968,347

Change in unrealized gains (losses)       28            227           8,098           8,969             3,421         9,951,847
                                   ---------   ------------   -------------   -------------        ----------   ---------------

    Net realized and unrealized
      gains (losses) on investments       28            235           8,449           9,212             3,473        11,920,194
                                   ---------   ------------   -------------   -------------        ----------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $      28   $        645   $       8,546   $       9,060        $    3,514   $    11,517,920
                                   =========   ============   =============   =============        ==========   ===============



(e) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                       The Universal   The Universal   The Universal  The Universal    The Universal  The Universal
                                       Institutional   Institutional   Institutional  Institutional    Institutional  Institutional
                                        Funds, Inc.     Funds, Inc.     Funds, Inc.    Funds, Inc.      Funds, Inc.    Funds, Inc.
                                        Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account    Sub-Account
                                    ------------------------------------------------------------------------------------------------

                                                                            UIF
                                            UIF                        International        UIF             UIF         UIF U.S.
                                       Equity Growth   UIF High Yield      Magnum     Mid Cap Growth   Mid Cap Value   Real Estate
                                    ------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $           -   $       -   $       32,219   $          -  $            -   $            -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk              (734,039)     (3,545)        (346,688)      (255,706)     (1,397,330)        (788,631)
    Administrative expense                   (50,536)       (251)         (23,579)       (16,083)        (89,583)         (52,233)
                                       -------------   ---------   --------------   ------------  --------------   --------------

    Net investment income (loss)            (784,575)     (3,796)        (338,048)      (271,789)     (1,486,913)        (840,864)
                                       -------------   ---------   --------------   ------------  --------------   --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   19,343,383       4,858       05,974,820     41,013,507      85,438,550       92,223,592
    Cost of investments sold              26,913,427       4,536       04,304,240     40,112,475      85,182,768       89,559,290
                                       -------------   ---------   --------------   ------------  --------------   --------------

      Realized gains (losses)
        on fund shares                    (7,570,044)        322        1,670,580        901,032         255,782        2,664,302

Realized gain distributions                        -           -                -              -               -                -
                                       -------------   ---------   --------------   ------------  --------------   --------------

    Net realized gains (losses)           (7,570,044)        322        1,670,580        901,032         255,782        2,664,302

Change in unrealized gains (losses)       18,904,775      53,246        6,293,183      4,776,780      31,834,886       14,372,353
                                       -------------   ---------   --------------   ------------  --------------   --------------

    Net realized and unrealized
      gains (losses) on investments       11,334,731      53,568        7,963,763      5,677,812      32,090,668       17,036,655
                                       -------------   ---------   --------------   ------------  --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $  10,550,156   $  49,772   $    7,625,715   $  5,406,023  $   30,603,755   $   16,195,791
                                       =============   =========   ==============   ============  ==============   ==============

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                    The Universal    The Universal   The Universal   The Universal   The Universal   The Universal
                                    Institutional    Institutional   Institutional   Institutional   Institutional   Institutional
                                     Funds, Inc.      Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.
                                      (Class II)       (Class II)      (Class II)      (Class II)      (Class II)      (Class II)
                                     Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                   ------------------------------------------------------------------------------------------

                                      UIF Active
                                    International     UIF Emerging    UIF Emerging   UIF Equity and       UIF          UIF Global
                                      Allocation      Markets Debt   Markets Equity      Income      Equity Growth     Franchise
                                    (Class II) (o)   (Class II) (a)  (Class II) (a)  (Class II) (a)  (Class II) (a)  (Class II) (a)
                                   ------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $      31,272   $            -   $           -   $     28,680  $          -   $          -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk            (7,104)          (9,019)        (16,054)       (30,663)      (31,912)       (32,413)
    Administrative expense                  (838)          (1,045)         (1,822)        (3,527)       (3,745)        (3,736)
                                   -------------   --------------   -------------   ------------  ------------   ------------

    Net investment income (loss)          23,330          (10,064)        (17,876)        (5,510)      (35,657)       (36,149)
                                   -------------   --------------   -------------   ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                1,903,797          120,039         248,713        569,659       503,502        521,114
    Cost of investments sold           1,797,742          117,437         224,450        562,271       482,695        497,371
                                   -------------   --------------   -------------   ------------  ------------   ------------

      Realized gains (losses)
        on fund shares                   106,055            2,602          24,263          7,388        20,807         23,743

Realized gain distributions                    -                -               -         16,435             -         12,565
                                   -------------   --------------   -------------   ------------  ------------   ------------

    Net realized gains (losses)          106,055            2,602          24,263         23,823        20,807         36,308

Change in unrealized gains (losses)            -          118,526         533,279        457,181       464,623        832,831
                                   -------------   --------------   -------------   ------------  ------------   ------------

    Net realized and unrealized
      gains (losses) on investments      106,055          121,128         557,542        481,004       485,430        869,139
                                   -------------   --------------   -------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $     129,385   $      111,064   $     539,666   $    475,494  $    449,773   $    832,990
                                   =============   ==============   =============   ============  ============   ============


(a) For the period beginning May 1, 2003 and ended December 31, 2003
(o) For the period beginning May 1, 2003 and ended October 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          The Universal          The Universal          The Universal          The Universal
                                          Institutional          Institutional          Institutional          Institutional
                                           Funds, Inc.            Funds, Inc.            Funds, Inc.            Funds, Inc.
                                            (Class II)             (Class II)             (Class II)             (Class II)
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                                                      UIF                    UIF
                                               UIF               Small Company           U.S. Mid Cap             UIF U.S.
                                          Mid Cap Growth             Growth                 Value               Real Estate
                                          (Class II) (a)         (Class II) (a)         (Class II) (a)         (Class II) (a)
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  -   $                  -   $                  -   $                  -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                      (48,542)               (46,447)               (80,114)               (43,847)
    Administrative expense                           (5,567)                (5,450)                (9,270)                (5,048)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                    (54,109)               (51,897)               (89,384)               (48,895)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                             574,586                208,729                419,787                330,973
    Cost of investments sold                        533,389                199,658                397,094                307,687
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                               41,197                  9,071                 22,693                 23,286

Realized gain distributions                               -                181,361                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                      41,197                190,432                 22,693                 23,286

Change in unrealized gains (losses)                 886,964                748,108              1,830,100                841,833
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments                 928,161                938,540              1,852,793                865,119
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $            874,052   $            886,643   $          1,763,409   $            816,224
                                       ====================   ====================   ====================   ====================
                                       50

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                            Van Kampen             Van Kampen
                                               Life                   Life
                                            Investment             Investment
                                              Trust                  Trust
                                           Sub-Account            Sub-Account
                                       --------------------   --------------------

                                                                  LIT Emerging
                                           LIT Comstock              Growth
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $            321,420   $                  -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                     (540,099)            (1,290,607)
    Administrative expense                          (39,073)               (90,380)
                                       --------------------   --------------------

    Net investment income (loss)                   (257,752)            (1,380,987)
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          37,441,380             78,091,098
    Cost of investments sold                     36,068,434             94,870,154
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                            1,372,946            (16,779,056)

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                   1,372,946            (16,779,056)

Change in unrealized gains (losses)              10,051,964             38,351,461
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments              11,424,910             21,572,405
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $         11,167,158   $         20,191,418
                                       ====================   ====================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                                          Van Kampen             Van Kampen
                                            Van Kampen             Van Kampen                Life                   Life
                                               Life                   Life                Investment             Investment
                                            Investment             Investment               Trust                  Trust
                                              Trust                  Trust                (Class II)             (Class II)
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                                                                        LIT Aggressive
                                                                       LIT                   Growth              LIT Comstock
                                          LIT Government          Money Market          (Class II) (a)           (Class II)
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $             67,849   $             21,419   $                  -   $            414,394
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                      (17,689)               (43,912)               (14,451)            (1,237,401)
    Administrative expense                           (1,470)                (3,658)                (1,720)               (86,546)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                     48,690                (26,151)               (16,171)              (909,553)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                             565,167              3,613,672                 62,505              9,441,860
    Cost of investments sold                        567,755              3,613,672                 59,630              8,914,528
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                               (2,588)                     -                  2,875                527,332

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                      (2,588)                     -                  2,875                527,332

Change in unrealized gains (losses)                 (45,330)                     -                232,685             22,205,550
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments                 (47,918)                     -                235,560             22,732,882
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $                772   $            (26,151)  $            219,389   $         21,823,329
                                       ====================   ====================   ====================   ====================
                                       51


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                            Van Kampen             Van Kampen
                                               Life                   Life
                                            Investment             Investment
                                              Trust                  Trust
                                            (Class II)             (Class II)
                                           Sub-Account            Sub-Account
                                       --------------------   --------------------

                                           LIT Emerging          LIT Growth and
                                              Growth                 Income
                                            (Class II)             (Class II)
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  -   $                 37
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                     (552,663)              (120,158)
    Administrative expense                          (35,495)               (14,109)
                                       --------------------   --------------------

    Net investment income (loss)                   (588,158)              (134,230)
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                           4,086,929                523,633
    Cost of investments sold                      4,769,087                507,331
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                             (682,158)                16,302

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                    (682,158)                16,302

Change in unrealized gains (losses)               8,482,824              2,659,641
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments               7,800,666              2,675,943
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $          7,212,508   $          2,541,713
                                       ====================   ====================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                        AIM Variable                          AIM Variable
                                                      Insurance Funds                       Insurance Funds
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                          AIM V. I.
                                                    Capital Appreciation                 AIM V. I. Core Equity
                                             ----------------------------------    ----------------------------------
                                                  2003                2002              2003                2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (466,246)   $      (416,151)   $        (6,342)   $       (25,859)
Net realized gains (losses)                       (1,574,155)        (3,139,057)          (119,182)          (229,480)
Change in unrealized gains (losses)                9,272,620         (4,440,492)           653,459           (274,335)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 7,232,219         (7,995,700)           527,935           (529,674)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,892,559          5,409,059             96,911            385,905
Benefit payments                                    (223,177)          (579,614)           (31,277)          (118,666)
Payments on termination                           (1,699,005)        (1,573,029)          (206,142)          (233,307)
Contract maintenance charge                          (15,196)           (12,763)            (3,141)            (2,795)
Transfers among the sub-accounts
   and with the Fixed Account - net                2,549,926          3,163,311            108,153            338,188
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      2,505,107          6,406,964            (35,496)           369,325
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  9,737,326         (1,588,736)           492,439           (160,349)

NET ASSETS AT BEGINNING OF PERIOD                 23,804,156         25,392,892          2,411,868          2,572,217
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    33,541,482    $    23,804,156    $     2,904,307    $     2,411,868
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       4,794,812          3,787,168            363,994            323,463
         Units Issued                              8,032,480          3,575,340             69,171            259,704
         Units Redeemed                           (7,518,486)        (2,567,696)           (76,207)          (219,173)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              5,308,806          4,794,812            356,958            363,994
                                             ===============    ===============    ===============    ===============
                                       52

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        AIM Variable
                                                      Insurance Funds
                                                        Sub-Account
                                             ----------------------------------
                                                AIM V. I. Dent Demographics
                                             ----------------------------------
                                                  2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (142)   $          (216)
Net realized gains (losses)                              (58)            (3,474)
Change in unrealized gains (losses)                    2,957             (3,378)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     2,757             (7,068)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                 276             14,356
Benefit payments                                           -                  -
Payments on termination                                    -             (1,155)
Contract maintenance charge                              (29)               (10)
Transfers among the sub-accounts
   and with the Fixed Account - net                    2,031             (4,725)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          2,278              8,466
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      5,035              1,398

NET ASSETS AT BEGINNING OF PERIOD                      7,747              6,349
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        12,782    $         7,747
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             931                510
         Units Issued                                    227              1,521
         Units Redeemed                                  (23)            (1,100)
                                             ---------------    ---------------
   Units outstanding at end of period                  1,135                931
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                         AIM Variable                         AIM Variable
                                                       Insurance Funds                      Insurance Funds
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                          AIM V. I.
                                                     Diversified Income                     AIM V. I. Growth
                                             ----------------------------------    ----------------------------------
                                                   2003              2002               2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        73,409    $        66,686    $      (235,117)   $      (177,340)
Net realized gains (losses)                           (5,538)           (10,769)        (1,007,412)        (1,412,835)
Change in unrealized gains (losses)                   22,099            (43,356)         4,958,675         (2,742,611)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    89,970             12,561          3,716,146         (4,332,786)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             111,635            142,813          1,349,391          3,335,813
Benefit payments                                           -            (30,596)          (212,123)          (256,291)
Payments on termination                              (74,908)           (50,364)        (1,179,505)          (504,467)
Contract maintenance charge                             (683)              (499)            (5,933)            (4,596)
Transfers among the sub-accounts
   and with the Fixed Account - net                  326,103            270,155          3,821,141            981,572
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        362,147            331,509          3,772,971          3,552,031
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    452,117            344,070          7,489,117           (780,755)

NET ASSETS AT BEGINNING OF PERIOD                  1,036,826            692,756         10,486,057         11,266,812
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     1,488,943    $     1,036,826    $    17,975,174    $    10,486,057
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         101,019             68,158          3,080,683          2,274,547
         Units Issued                                 60,344             92,460          5,180,050          1,687,994
         Units Redeemed                              (26,832)           (59,599)        (4,151,360)          (881,858)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                134,531            101,019          4,109,373          3,080,683
                                             ===============    ===============    ===============    ===============
                                       53

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        AIM Variable
                                                     Insurance Funds
                                                        Sub-Account
                                             ----------------------------------
                                                          AIM V. I.
                                                    International Growth
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (8,471)   $        (8,940)
Net realized gains (losses)                          (67,035)           (73,665)
Change in unrealized gains (losses)                  359,526           (148,277)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   284,020           (230,882)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              49,522            211,412
Benefit payments                                     (30,679)              (546)
Payments on termination                              (70,046)          (194,442)
Contract maintenance charge                           (1,580)            (1,573)
Transfers among the sub-accounts
   and with the Fixed Account - net                  (24,103)           174,226
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        (76,886)           189,077
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    207,134            (41,805)

NET ASSETS AT BEGINNING OF PERIOD                  1,105,448          1,147,253
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     1,312,582    $     1,105,448
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         163,158            140,931
         Units Issued                                 17,190             71,510
         Units Redeemed                              (28,274)           (49,283)
                                             ---------------    ---------------
   Units outstanding at end of period                152,074            163,158
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                        AIM Variable                     AIM Variable Insurance
                                                      Insurance Funds                        Funds Series II
                                                        Sub-Account                            Sub-Account
                                             ----------------------------------    ----------------------------------
                                                  AIM V. I. Premier Equity              AIM V. I. Basic Value II
                                             ----------------------------------    ----------------------------------
                                                   2003               2002             2003 (a)           2002 (a)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (631,462)   $      (677,883)   $       (31,625)   $             -
Net realized gains (losses)                       (3,705,951)        (5,450,943)             9,646                  -
Change in unrealized gains (losses)               14,392,736        (15,288,252)           668,867                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                10,055,323        (21,417,078)           646,888                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,335,617          8,777,456          5,371,425                  -
Benefit payments                                  (1,179,750)        (1,060,679)                 -                  -
Payments on termination                           (3,184,238)        (3,414,752)           (14,469)                 -
Contract maintenance charge                          (23,402)           (23,507)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net               (1,121,323)         1,886,227          1,382,192                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (4,173,096)         6,164,745          6,739,148                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  5,882,227        (15,252,333)         7,386,036                  -

NET ASSETS AT BEGINNING OF PERIOD                 45,501,941         60,754,274                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    51,384,168    $    45,501,941    $     7,386,036    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       9,117,264          8,445,264                  -                  -
         Units Issued                              1,830,500          7,260,806            596,735                  -
         Units Redeemed                           (2,620,336)        (6,588,806)           (23,453)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              8,327,428          9,117,264            573,282                  -
                                             ===============    ===============    ===============    ===============
                                       54

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  AIM Variable Insurance
                                                      Funds Series II
                                                        Sub-Account
                                             ----------------------------------
                                                     AIM V. I. Capital
                                                      Appreciation II
                                             ----------------------------------
                                                 2003 (a)          2002 (a)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (20,581)   $             -
Net realized gains (losses)                           26,459                  -
Change in unrealized gains (losses)                  334,534                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   340,412                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,131,768                  -
Benefit payments                                           -                  -
Payments on termination                              (14,452)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                1,134,414                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      4,251,730                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  4,592,142                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     4,592,142    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                427,104                  -
         Units Redeemed                              (51,703)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                375,401                  -
                                             ===============    ===============

(a)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                                                                Alliance
                                                    AIM Variable Insurance                 Bernstein Variable
                                                       Funds Series II                    Product Series Fund
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                          AIM V. I.                             Alliance
                                                      Premier Equity II                   Bernstein Growth (b)
                                             ----------------------------------    ----------------------------------
                                                 2003 (a)           2002 (a)             2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (8,116)   $             -    $      (307,764)   $      (221,211)
Net realized gains (losses)                            2,116                  -           (754,722)        (2,372,755)
Change in unrealized gains (losses)                  180,624                  -          6,204,345         (2,394,870)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   174,624                  -          5,141,859         (4,988,836)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,650,391                  -          6,251,945          2,601,739
Benefit payments                                           -                  -           (151,755)          (222,612)
Payments on termination                              (18,404)                 -         (1,201,367)          (861,782)
Contract maintenance charge                                -                  -             (7,237)            (5,995)
Transfers among the sub-accounts
   and with the Fixed Account - net                  551,504                  -          9,656,370           (166,046)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      2,183,491                  -         14,547,956          1,345,304
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  2,358,115                  -         19,689,815         (3,643,532)

NET ASSETS AT BEGINNING OF PERIOD                          -                  -         12,173,298         15,816,830
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     2,358,115    $             -    $    31,863,113    $    12,173,298
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -          2,805,447          2,582,313
         Units Issued                                206,417                  -          6,854,035          1,604,044
         Units Redeemed                               (5,687)                 -         (4,872,391)        (1,380,910)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                200,730                  -          4,787,091          2,805,447
                                             ===============    ===============    ===============    ===============
                                       55

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        Alliance
                                                   Bernstein Variable
                                                  Product Series Fund
                                                       Sub-Account
                                             ----------------------------------
                                                     Alliance Bernstein
                                                     Growth & Income (c)
                                             ----------------------------------
                                                   2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (1,297,544)   $    (1,497,686)
Net realized gains (losses)                       (3,487,554)        (5,643,100)
Change in unrealized gains (losses)               48,940,333        (34,470,607)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                44,155,235        (41,611,393)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          20,198,104         28,480,716
Benefit payments                                  (2,744,775)        (2,388,973)
Payments on termination                          (11,213,638)       (12,108,471)
Contract maintenance charge                          (68,548)           (56,384)
Transfers among the sub-accounts
   and with the Fixed Account - net               21,179,308         18,300,916
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     27,350,451         32,227,804
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 71,505,686         (9,383,589)

NET ASSETS AT BEGINNING OF PERIOD                135,646,350        145,029,939
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   207,152,036    $   135,646,350
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      17,354,280         14,041,524
         Units Issued                             18,915,883         13,457,161
         Units Redeemed                          (16,182,257)       (10,144,405)
                                             ---------------    ---------------
   Units outstanding at end of period             20,087,906         17,354,280
                                             ===============    ===============

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(b)  Previously known as Alliance Growth
(c)  Previously known as Alliance Growth & Income
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                           Alliance                             Alliance
                                                     Bernstein Variable                    Bernstein Variable
                                                     Product Series Fund                   Product Series Fund
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                          Alliance                         Alliance Bernstein
                                                Bernstein Premier Growth (d)                 Small Cap Value
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)           2003 (a)           2002 (a)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (559,928)   $      (512,854)   $       (56,095)   $             -
Net realized gains (losses)                       (3,976,005)        (5,975,064)            28,824                  -
Change in unrealized gains (losses)               11,330,452         (6,357,494)         1,521,098                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 6,794,519        (12,845,412)         1,493,827                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           6,311,454          4,340,525          9,094,024                  -
Benefit payments                                    (321,154)          (802,149)                 -                  -
Payments on termination                           (2,708,047)        (2,619,789)           (35,837)                 -
Contract maintenance charge                          (15,664)           (15,552)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                3,336,606          2,846,376          3,048,929                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      6,603,195          3,749,411         12,107,116                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 13,397,714         (9,096,001)        13,600,943                  -

NET ASSETS AT BEGINNING OF PERIOD                 29,035,477         38,131,478                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    42,433,191    $    29,035,477    $    13,600,943    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       6,459,359          5,849,767                  -                  -
         Units Issued                              4,132,906          3,703,421          1,053,014                  -
         Units Redeemed                           (3,440,296)        (3,093,829)           (52,663)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              7,151,969          6,459,359          1,000,351                  -
                                             ===============    ===============    ===============    ===============
                                       56

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                     Fidelity Variable
                                                  Insurance Products Fund
                                                         Sub-Account
                                             ----------------------------------
                                                        VIP Contrafund
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (42,273)   $       (24,624)
Net realized gains (losses)                          (50,946)          (156,902)
Change in unrealized gains (losses)                1,278,599           (320,016)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,185,380           (501,542)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             456,480            869,768
Benefit payments                                     (49,013)            (5,038)
Payments on termination                             (334,213)          (487,867)
Contract maintenance charge                           (4,837)            (3,626)
Transfers among the sub-accounts
   and with the Fixed Account - net                  921,033            624,290
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        989,450            997,527
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  2,174,830            495,985

NET ASSETS AT BEGINNING OF PERIOD                  3,930,762          3,434,777
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     6,105,592    $     3,930,762
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         477,692            373,502
         Units Issued                                235,879            301,811
         Units Redeemed                             (128,276)          (197,621)
                                             ---------------    ---------------
   Units outstanding at end of period                585,295            477,692
                                             ===============    ===============

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(d)  Previously known as Alliance Premier Growth
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                      Fidelity Variable                     Fidelity Variable
                                                   Insurance Products Fund               Insurance Products Fund
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                         VIP Growth                         VIP High Income
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (42,802)   $       (45,048)   $        42,286    $        51,364
Net realized gains (losses)                         (218,148)          (495,830)            (3,779)           (38,670)
Change in unrealized gains (losses)                1,359,961         (1,076,459)           190,651                108
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,099,011         (1,617,337)           229,158             12,802
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             332,398            605,863            166,490            106,346
Benefit payments                                     (10,976)          (160,718)                 -               (586)
Payments on termination                             (259,260)          (406,431)           (49,553)           (54,160)
Contract maintenance charge                           (6,044)            (5,966)              (805)              (523)
Transfers among the sub-accounts
   and with the Fixed Account - net                  452,623            507,175            419,016             83,745
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        508,741            539,923            535,148            134,822
                                             ---------------    ---------------    ---------------    ---------------
Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  1,607,752         (1,077,414)           764,306            147,624

NET ASSETS AT BEGINNING OF PERIOD                  3,443,125          4,520,539            696,733            549,109
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     5,050,877    $     3,443,125    $     1,461,039    $       696,733
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         562,988            509,882            100,794             81,090
         Units Issued                                176,004            416,824             86,093             51,651
         Units Redeemed                             (108,981)          (363,718)           (18,600)           (31,947)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                630,011            562,988            168,287            100,794
                                             ===============    ===============    ===============    ===============
                                       57

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                      Fidelity Variable
                                                  Insurance Products Fund
                                                        Sub-Account
                                             ----------------------------------
                                                       VIP Index 500
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $         3,292    $        (8,154)
Net realized gains (losses)                         (224,271)          (317,756)
Change in unrealized gains (losses)                1,500,936           (922,276)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,279,957         (1,248,186)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             629,785          1,170,111
Benefit payments                                     (10,831)           (65,061)
Payments on termination                             (305,081)          (478,946)
Contract maintenance charge                           (5,235)            (4,353)
Transfers among the sub-accounts
   and with the Fixed Account - net                  939,701            800,191
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      1,248,339          1,421,942
                                             ---------------    ---------------
Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  2,528,296            173,756

NET ASSETS AT BEGINNING OF PERIOD                  4,452,989          4,279,233
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     6,981,285    $     4,452,989
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         668,633            493,459
         Units Issued                                360,265            579,970
         Units Redeemed                             (201,416)          (404,796)
                                             ---------------    ---------------
   Units outstanding at end of period                827,482            668,633
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                      Fidelity Variable                    Fidelity Variable
                                                   Insurance Products Fund              Insurance Products Fund
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                  VIP Investment Grade Bond                   VIP Overseas
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       137,704    $        73,432    $        (6,534)   $        (7,439)
Net realized gains (losses)                          123,773             28,186            (54,336)          (108,261)
Change in unrealized gains (losses)                  (77,765)           260,488            562,541           (202,979)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   183,712            362,106            501,671           (318,679)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             452,778            665,152             53,912            149,950
Benefit payments                                           -            (39,789)              (592)           (42,078)
Payments on termination                             (311,319)          (167,701)           (73,355)           (96,987)
Contract maintenance charge                           (3,455)            (2,396)            (1,511)            (1,431)
Transfers among the sub-accounts
   and with the Fixed Account - net                 (329,273)         1,106,258            137,920            167,285
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                       (191,269)         1,561,524            116,374            176,739
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     (7,557)         1,923,630            618,045           (141,940)

NET ASSETS AT BEGINNING OF PERIOD                  5,077,425          3,153,795          1,166,090          1,308,030
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     5,069,868    $     5,077,425    $     1,784,135    $     1,166,090
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         394,043            266,533            183,200            161,755
         Units Issued                                132,490            255,908             46,632            102,863
         Units Redeemed                             (147,768)          (128,398)           (31,821)           (81,418)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                378,765            394,043            198,011            183,200
                                             ===============    ===============    ===============    ===============
                                       58

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                     Fidelity Variable
                                                  Insurance Products Fund
                                                     (Service Class 2)
                                                        Sub-Account
                                             ----------------------------------
                                                     VIP Equity-Income
                                                     (Service Class 2)
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $            29    $           (81)
Net realized gains (losses)                              162               (997)
Change in unrealized gains (losses)                    1,268             (1,047)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     1,459             (2,125)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  96             13,042
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                              (23)                (6)
Transfers among the sub-accounts
   and with the Fixed Account - net                   (6,585)            (4,397)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         (6,512)             8,639
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     (5,053)             6,514

NET ASSETS AT BEGINNING OF PERIOD                      7,222                708
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         2,169    $         7,222
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             809                 65
         Units Issued                                     12              1,294
         Units Redeemed                                 (631)              (550)
                                             ---------------    ---------------
   Units outstanding at end of period                    190                809
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                     Fidelity Variable                     Fidelity Variable
                                                   Insurance Products Fund               Insurance Products Fund
                                                      (Service Class 2)                    (Service Class 2)
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                 VIP Investment Grade Bond                    VIP Overseas
                                                     (Service Class 2)                     (Service Class 2)
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $         3,932    $          (241)   $           (42)   $           (30)
Net realized gains (losses)                            3,416                  4                 (6)                (7)
Change in unrealized gains (losses)                   (4,060)             4,742              1,541               (810)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     3,288              4,505              1,493               (847)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               4,662             96,362                 48                361
Benefit payments                                           -                  -                  -                  -
Payments on termination                                    -                  -                  -                  -
Contract maintenance charge                              (77)               (45)               (15)                (4)
Transfers among the sub-accounts
   and with the Fixed Account - net                 (112,033)            19,108              2,206              3,054
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                       (107,448)           115,425              2,239              3,411
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                   (104,160)           119,930              3,732              2,564

NET ASSETS AT BEGINNING OF PERIOD                    129,151              9,221              3,156                592
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        24,991    $       129,151    $         6,888    $         3,156
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          11,973                927                366                 54
         Units Issued                                  2,027             11,070                205                315
         Units Redeemed                              (11,759)               (24)                (4)                (3)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                  2,241             11,973                567                366
                                             ===============    ===============    ===============    ===============
                                       59

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                         Franklin
                                                    Templeton Variable
                                                 Insurance Products Trust
                                                        Sub-Account
                                             ----------------------------------
                                                    Franklin Growth and
                                                     Income Securities
                                             ----------------------------------
                                                 2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (2,080)   $             -
Net realized gains (losses)                              468                  -
Change in unrealized gains (losses)                   61,683                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    60,071                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             515,397                  -
Benefit payments                                           -                  -
Payments on termination                               (2,596)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  186,530                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        699,331                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    759,402                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       759,402    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                 59,285                  -
         Units Redeemed                               (2,742)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                 56,543                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                           Franklin                             Franklin
                                                      Templeton Variable                   Templeton Variable
                                                   Insurance Products Trust             Insurance Products Trust
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                     Franklin Small Cap
                                                      Value Securities                  Mutual Shares Securities
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)           2003 (e)           2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (1,111)   $             -    $        (2,613)   $             -
Net realized gains (losses)                              630                  -                764                  -
Change in unrealized gains (losses)                   31,549                  -             53,198                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    31,068                  -             51,349                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             190,900                  -            510,675                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                 (367)                 -               (878)                 -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  117,136                  -            295,534                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        307,669                  -            805,331                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    338,737                  -            856,680                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       338,737    $             -    $       856,680    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                 23,592                  -             70,583                  -
         Units Redeemed                                 (349)                 -             (3,138)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 23,243                  -             67,445                  -
                                             ===============    ===============    ===============    ===============
                                       60

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                          Franklin
                                                     Templeton Variable
                                                  Insurance Products Trust
                                                        Sub-Account
                                             ----------------------------------
                                                    Templeton Developing
                                                     Markets Securities
                                             ----------------------------------
                                                 2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (326)   $             -
Net realized gains (losses)                              297                  -
Change in unrealized gains (losses)                   10,485                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    10,456                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              55,983                  -
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                    8,050                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         64,033                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     74,489                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        74,489    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                  4,537                  -
         Units Redeemed                                 (121)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                  4,416                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                          Franklin
                                                      Templeton Variable                   Janus Aspen Series
                                                   Insurance Products Trust                 (Service Shares)
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                          Templeton                       International Value
                                                      Foreign Securities                  (Service Shares) (f)
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)            2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (1,089)   $             -    $          (141)   $           (37)
Net realized gains (losses)                              203                  -                (13)                 2
Change in unrealized gains (losses)                   25,504                  -              3,814             (1,319)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    24,618                  -              3,660             (1,354)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             194,579                  -                  -              7,000
Benefit payments                                           -                  -                  -                  -
Payments on termination                                  (33)                 -                  -                  -
Contract maintenance charge                                -                  -                (10)                 -
Transfers among the sub-accounts
   and with the Fixed Account - net                  137,877                  -             21,127              2,566
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        332,423                  -             21,117              9,566
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    357,041                  -             24,777              8,212

NET ASSETS AT BEGINNING OF PERIOD                          -                  -              8,212                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       357,041    $             -    $        32,989    $         8,212
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                804                  -
         Units Issued                                 27,126                  -              1,656                804
         Units Redeemed                                 (856)                 -                 (1)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 26,270                  -              2,459                804
                                             ===============    ===============    ===============    ===============
                                       61

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                     Janus Aspen Series
                                                      (Service Shares)
                                                         Sub-Account
                                             ----------------------------------
                                                      Worldwide Growth
                                                      (Service Shares)
                                             ----------------------------------
                                                  2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (49)   $           (43)
Net realized gains (losses)                             (542)              (470)
Change in unrealized gains (losses)                    1,825             (1,825)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     1,234             (2,338)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   -              8,989
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                              (15)                (2)
Transfers among the sub-accounts
   and with the Fixed Account - net                   (9,881)             2,013
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         (9,896)            11,000
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     (8,662)             8,662

NET ASSETS AT BEGINNING OF PERIOD                      8,662                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $             -    $         8,662
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                           1,048                  -
         Units Issued                                      -              1,212
         Units Redeemed                               (1,048)              (164)
                                             ---------------    ---------------
   Units outstanding at end of period                      -              1,048
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003
(f)  Previously known as Global Value (Service Shares)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                           Lazard
                                                   Retirement Series, Inc.             LSA Variable Series Trust
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                      Emerging Markets                    LSA Aggressive Growth
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (84)   $           (50)   $       (67,848)   $       (11,442)
Net realized gains (losses)                               79                  9             41,986            (24,884)
Change in unrealized gains (losses)                    2,500               (167)         1,874,478           (921,418)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     2,495               (208)         1,848,616           (957,744)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  36                466            874,938            685,786
Benefit payments                                           -                  -             (6,632)                 -
Payments on termination                                    -                  -           (178,520)           (13,605)
Contract maintenance charge                              (14)                (7)              (840)              (105)
Transfers among the sub-accounts
   and with the Fixed Account - net                     (370)               (41)         1,648,841          1,451,413
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                           (348)               418          2,337,787          2,123,489
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      2,147                210          4,186,403          1,165,745

NET ASSETS AT BEGINNING OF PERIOD                      5,176              4,966          3,511,804          2,346,059
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         7,323    $         5,176    $     7,698,207    $     3,511,804
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             441                411            260,282                310
         Units Issued                                      3                 35            406,502          1,074,471
         Units Redeemed                                  (30)                (5)          (118,345)          (814,499)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    414                441            548,439            260,282
                                             ===============    ===============    ===============    ===============
                                       62

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 LSA Variable Series Trust
                                                        Sub-Account
                                             ----------------------------------
                                                       LSA Balanced
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        66,418    $        38,912
Net realized gains (losses)                                2             24,454
Change in unrealized gains (losses)                1,309,334         (1,117,904)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,375,754         (1,054,538)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               1,694              4,660
Benefit payments                                           -                  -
Payments on termination                                    -             (1,593)
Contract maintenance charge                              (24)               (10)
Transfers among the sub-accounts
   and with the Fixed Account - net                     (235)             1,125
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          1,435              4,182
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  1,377,189         (1,050,356)

NET ASSETS AT BEGINNING OF PERIOD                  4,707,772          5,758,128
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     6,084,961    $     4,707,772
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             693                285
         Units Issued                                    177                606
         Units Redeemed                                  (29)              (198)
                                             ---------------    ---------------
   Units outstanding at end of period                    841                693
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  LSA Variable Series Trust            LSA Variable Series Trust
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                       LSA Basic Value                       LSA Blue Chip
                                             ----------------------------------    ----------------------------------
                                                   2003               2002              2003                2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (85)   $           (89)   $           217    $          (215)
Net realized gains (losses)                                -             (1,392)              (270)            (1,944)
Change in unrealized gains (losses)                  631,795           (523,321)           450,797           (632,941)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   631,710           (524,802)           450,744           (635,100)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               2,154             10,453              2,886             14,572
Benefit payments                                           -                  -                  -                  -
Payments on termination                                    -                  -                  -             (2,169)
Contract maintenance charge                              (22)               (11)               (57)               (26)
Transfers among the sub-accounts
   and with the Fixed Account - net                      (16)            (5,568)            (1,694)              (728)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          2,116              4,874              1,135             11,649
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    633,826           (519,928)           451,879           (623,451)

NET ASSETS AT BEGINNING OF PERIOD                  1,889,631          2,409,559          1,787,336          2,410,787
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     2,523,457    $     1,889,631    $     2,239,215    $     1,787,336
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             497                153              1,512                516
         Units Issued                                    211              1,045                324              2,008
         Units Redeemed                                   (8)              (701)              (216)            (1,012)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    700                497              1,620              1,512
                                             ===============    ===============    ===============    ===============
                                       63

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 LSA Variable Series Trust
                                                        Sub-Account
                                             ----------------------------------
                                                  LSA Capital Appreciation
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (218)   $          (194)
Net realized gains (losses)                             (274)               (43)
Change in unrealized gains (losses)                  643,083           (850,475)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   642,591           (850,712)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                 948              7,881
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                              (38)               (25)
Transfers among the sub-accounts
   and with the Fixed Account - net                   (1,244)             4,949
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                           (334)            12,805
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    642,257           (837,907)

NET ASSETS AT BEGINNING OF PERIOD                  2,119,259          2,957,166
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     2,761,516    $     2,119,259
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                           1,488                407
         Units Issued                                     93              1,092
         Units Redeemed                                 (137)               (11)
                                             ---------------    ---------------
   Units outstanding at end of period                  1,444              1,488
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                 LSA Variable Series Trust             LSA Variable Series Trust
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                                                                  LSA
                                                    LSA Capital Growth (g)               Disciplined Equity (h)
                                             ----------------------------------    ----------------------------------
                                                   2003               2002              2003                2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $         8,448    $         1,347    $           (16)   $        31,455
Net realized gains (losses)                               (5)                (4)        (3,370,962)              (967)
Change in unrealized gains (losses)                  835,884         (1,157,204)         3,682,249         (2,245,216)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   844,327         (1,155,861)           311,271         (2,214,728)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  60                727                 28              5,937
Benefit payments                                           -                  -                  -                  -
Payments on termination                                    -                  -                  -                  -
Contract maintenance charge                              (11)                (5)                (6)                (7)
Transfers among the sub-accounts
   and with the Fixed Account - net                       39                195             (6,107)            (4,217)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                             88                917             (6,085)             1,713
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -         (6,857,769)                 -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    844,415         (1,154,944)        (6,552,583)        (2,213,015)

NET ASSETS AT BEGINNING OF PERIOD                  3,587,419          4,742,363          6,552,583          8,765,598
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     4,431,834    $     3,587,419    $             -    $     6,552,583
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             140                 45                715                579
         Units Issued                                     11                100                  3                743
         Units Redeemed                                   (2)                (5)              (718)              (607)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    149                140                  -                715
                                             ===============    ===============    ===============    ===============
                                       64

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  LSA Variable Series Trust
                                                        Sub-Account
                                             ----------------------------------
                                                            LSA
                                                    Diversified Mid Cap
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $         1,956    $         2,192
Net realized gains (losses)                               (3)                (9)
Change in unrealized gains (losses)                  798,712           (583,974)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   800,665           (581,791)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               1,488              3,788
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                              (24)               (19)
Transfers among the sub-accounts
   and with the Fixed Account - net                      (12)                65
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          1,452              3,834
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    802,117           (577,957)

NET ASSETS AT BEGINNING OF PERIOD                  2,440,867          3,018,824
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     3,242,984    $     2,440,867
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             739                408
         Units Issued                                    139                343
         Units Redeemed                                   (7)               (12)
                                             ---------------    ---------------
   Units outstanding at end of period                    871                739
                                             ===============    ===============

(g)  Previously known as LSA Growth Equity
(h)  On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                 LSA Variable Series Trust             LSA Variable Series Trust
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                 LSA Emerging Growth Equity               LSA Equity Growth (i)
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (88)   $          (108)   $           (90)   $           (16)
Net realized gains (losses)                             (353)              (790)                 2                 (3)
Change in unrealized gains (losses)                1,371,530         (2,106,878)           742,678         (1,341,931)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,371,089         (2,107,776)           742,590         (1,341,950)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  60                677                464                831
Benefit payments                                           -                  -                  -                  -
Payments on termination                                    -             (1,685)                 -                  -
Contract maintenance charge                              (22)               (10)               (14)                (4)
Transfers among the sub-accounts
   and with the Fixed Account - net                    1,237              1,297              6,151                157
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          1,275                279              6,601                984
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  1,372,364         (2,107,497)           749,191         (1,340,966)

NET ASSETS AT BEGINNING OF PERIOD                  2,922,350          5,029,847          3,159,482          4,500,448
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     4,294,714    $     2,922,350    $     3,908,673    $     3,159,482
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             687                728                163                 56
         Units Issued                                    208                182                821                113
         Units Redeemed                                 (127)              (223)                (1)                (6)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    768                687                983                163
                                             ===============    ===============    ===============    ===============
                                       65

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 LSA Variable Series Trust
                                                        Sub-Account
                                             ----------------------------------
                                                     LSA Mid Cap Value
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $         2,611    $         5,196
Net realized gains (losses)                          130,003                 (3)
Change in unrealized gains (losses)                  853,023           (205,967)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   985,637           (200,774)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   -              1,920
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                               (5)                (1)
Transfers among the sub-accounts
   and with the Fixed Account - net                        -                 90
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                             (5)             2,009
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    985,632           (198,765)

NET ASSETS AT BEGINNING OF PERIOD                  2,477,979          2,676,744
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     3,463,611    $     2,477,979
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             161                  -
         Units Issued                                      -                164
         Units Redeemed                                   (1)                (3)
                                             ---------------    ---------------
   Units outstanding at end of period                    160                161
                                             ===============    ===============

(i)  Previously known as LSA Focused Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                                                             MFS Variable
                                                 LSA Variable Series Trust                  Insurance Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                     LSA Value Equity                           MFS Bond
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        78,480    $           (70)   $       111,364    $        81,991
Net realized gains (losses)                              (11)              (272)            29,635                773
Change in unrealized gains (losses)                1,321,299         (1,309,941)            47,270             70,837
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,399,768         (1,310,283)           188,269            153,601
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  84                387            137,598            436,085
Benefit payments                                           -                  -                  -             (2,718)
Payments on termination                                    -             (2,548)          (266,896)          (146,520)
Contract maintenance charge                               (8)                (6)            (1,743)            (1,065)
Transfers among the sub-accounts
   and with the Fixed Account - net                        5                165            473,199            428,997
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                             81             (2,002)           342,158            714,779
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  1,399,849         (1,312,285)           530,427            868,380

NET ASSETS AT BEGINNING OF PERIOD                  4,598,389          5,910,674          2,262,877          1,394,497
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     5,998,238    $     4,598,389    $     2,793,304    $     2,262,877
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             640                851            182,896            121,177
         Units Issued                                      9                 57             93,020            131,140
         Units Redeemed                                    -               (268)           (66,764)           (69,421)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    649                640            209,152            182,896
                                             ===============    ===============    ===============    ===============
                                       66

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                       MFS Variable
                                                     Insurance Trust
                                                        Sub-Account
                                             ----------------------------------
                                                       MFS High Income
                                             ----------------------------------
                                                  2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        17,146    $        24,372
Net realized gains (losses)                             (778)            (8,290)
Change in unrealized gains (losses)                   77,101            (11,736)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    93,469              4,346
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              55,577             57,067
Benefit payments                                           -                  -
Payments on termination                              (37,453)           (46,051)
Contract maintenance charge                             (410)              (289)
Transfers among the sub-accounts
   and with the Fixed Account - net                  224,856             90,562
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        242,570            101,289
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    336,039            105,635

NET ASSETS AT BEGINNING OF PERIOD                    446,764            341,129
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       782,803    $       446,764
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          46,854             36,229
         Units Issued                                 32,234             32,652
         Units Redeemed                               (8,448)           (22,027)
                                             ---------------    ---------------
   Units outstanding at end of period                 70,640             46,854
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                        MFS Variable                         MFS Variable
                                                       Insurance Trust                      Insurance Trust
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                    MFS Investors Trust                    MFS New Discovery
                                             ----------------------------------    ----------------------------------
                                                  2003               2002                2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (12,785)   $       (14,199)   $       (35,113)   $       (35,838)
Net realized gains (losses)                          (48,787)           (89,531)          (141,479)          (149,687)
Change in unrealized gains (losses)                  446,307           (393,124)           910,936           (939,179)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   384,735           (496,854)           734,344         (1,124,704)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              82,635            321,116            161,010            543,357
Benefit payments                                     (10,144)           (88,477)           (20,925)           (36,921)
Payments on termination                             (154,884)          (127,607)          (161,237)          (191,960)
Contract maintenance charge                           (1,908)            (1,727)            (3,174)            (2,650)
Transfers among the sub-accounts
   and with the Fixed Account - net                  291,789            355,372            225,373            362,166
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        207,488            458,677            201,047            673,992
                                             ---------------    ---------------    ---------------    ---------------
Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    592,223            (38,177)           935,391           (450,712)

NET ASSETS AT BEGINNING OF PERIOD                  1,806,065          1,844,242          2,379,680          2,830,392
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     2,398,288    $     1,806,065    $     3,315,071    $     2,379,680
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         270,113            215,156            250,614            201,082
         Units Issued                                 65,343            203,814             69,691            182,154
         Units Redeemed                              (37,824)          (148,857)           (55,741)          (132,622)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                297,632            270,113            264,564            250,614
                                             ===============    ===============    ===============    ===============
                                       67

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        MFS Variable
                                                      Insurance Trust
                                                      (Service Class)
                                                        Sub-Account
                                             ----------------------------------
                                                     MFS New Discovery
                                                      (Service Class)
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (66)   $          (103)
Net realized gains (losses)                              (17)            (1,738)
Change in unrealized gains (losses)                    1,298             (1,459)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     1,215             (3,300)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   3              7,350
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                               (8)                (6)
Transfers among the sub-accounts
   and with the Fixed Account - net                       (2)            (1,000)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                             (7)             6,344
                                             ---------------    ---------------
Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      1,208              3,044

NET ASSETS AT BEGINNING OF PERIOD                      3,871                827
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         5,079    $         3,871
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             448                 64
         Units Issued                                      -                968
         Units Redeemed                                    -               (584)
                                             ---------------    ---------------
   Units outstanding at end of period                    448                448
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                       MFS Variable
                                                      Insurance Trust                   Morgan Stanley Variable
                                                      (Service Class)                      Investment Series
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                      MFS Utilities
                                                      (Service Class)                     Aggressive Equity
                                             ----------------------------------    ----------------------------------
                                                   2003              2002                2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $             1    $             1    $      (554,265)   $      (594,300)
Net realized gains (losses)                               (1)                (1)        (7,562,501)       (10,693,474)
Change in unrealized gains (losses)                       29                (16)        16,409,763         (2,558,580)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                        29                (16)         8,292,997        (13,846,354)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   -                  -            151,983            435,401
Benefit payments                                           -                  -           (514,475)          (821,318)
Payments on termination                                    -                  -         (3,128,224)        (5,214,894)
Contract maintenance charge                                -                 (1)           (33,309)           (40,540)
Transfers among the sub-accounts
   and with the Fixed Account - net                        -                103         (2,297,966)        (9,184,266)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                              -                102         (5,821,991)       (14,825,617)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                         29                 86          2,471,006        (28,671,971)

NET ASSETS AT BEGINNING OF PERIOD                         86                  -         37,744,391         66,416,362
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $           115    $            86    $    40,215,397    $    37,744,391
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                              11                  -          5,098,597          6,802,351
         Units Issued                                      -                 15          1,541,531            921,897
         Units Redeemed                                    -                 (4)        (2,249,526)        (2,625,651)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                     11                 11          4,390,602          5,098,597
                                             ===============    ===============    ===============    ===============
                                       68

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Morgan Stanley Variable
                                                      Investment Series
                                                         Sub-Account
                                             ----------------------------------
                                                       Capital Growth
                                             ----------------------------------
                                                 2003 (q)         2002 (p) (q)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $             -    $      (546,651)
Net realized gains (losses)                                -        (42,209,425)
Change in unrealized gains (losses)                        -         31,338,180
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                         -        (11,417,896)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   -            145,405
Benefit payments                                           -         (1,257,451)
Payments on termination                                    -         (6,644,712)
Contract maintenance charge                                -            (32,670)
Transfers among the sub-accounts
   and with the Fixed Account - net                        -        (77,469,775)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                              -        (85,259,203)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                          -        (96,677,099)

NET ASSETS AT BEGINNING OF PERIOD                          -         96,677,099
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $             -    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -          4,700,747
         Units Issued                                      -            426,069
         Units Redeemed                                    -         (5,126,816)
                                             ---------------    ---------------
   Units outstanding at end of period                      -                  -
                                             ===============    ===============

(q)  On August 31, 2002, Capital Growth merged into Money Market
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                   Morgan Stanley Variable              Morgan Stanley Variable
                                                      Investment Series                    Investment Series
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                       Dividend Growth                           Equity
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)             2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $     3,966,568    $     5,695,378    $    (5,950,086)   $    (8,246,816)
Net realized gains (losses)                       39,234,952         40,787,166       (101,896,948)      (136,699,540)
Change in unrealized gains (losses)              135,729,451       (255,032,965)       216,938,677        (54,042,305)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                               178,930,971       (208,550,421)       109,091,643       (198,988,661)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,399,558          2,646,596            925,560          1,566,712
Benefit payments                                 (22,749,550)       (29,055,707)       (14,117,664)       (17,395,259)
Payments on termination                         (101,580,897)      (126,718,025)       (72,801,259)       (88,853,767)
Contract maintenance charge                         (512,299)          (612,067)          (396,946)          (487,310)
Transfers among the sub-accounts
   and with the Fixed Account - net              (13,875,148)       (57,031,968)       (29,635,100)       (78,794,195)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                   (137,318,336)      (210,771,171)      (116,025,409)      (183,963,819)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts
   retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 41,612,635       (419,321,592)        (6,933,766)      (382,952,480)

NET ASSETS AT BEGINNING OF PERIOD                779,026,445      1,198,348,037        595,598,159        978,550,639
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   820,639,080    $   779,026,445    $   588,664,393    $   595,598,159
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      31,946,324         38,546,868         20,268,369         24,147,859
         Units Issued                              6,181,701          5,633,421          2,705,444          3,796,017
         Units Redeemed                          (10,753,507)       (12,233,965)        (5,647,473)        (7,675,507)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period             27,374,518         31,946,324         17,326,340         20,268,369
                                             ===============    ===============    ===============    ===============
                                       69

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable
                                                    Investment Series
                                                        Sub-Account
                                             ----------------------------------
                                                      European Growth
                                             ----------------------------------
                                                   2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (826,014)   $       131,661
Net realized gains (losses)                       (9,647,714)       (95,017,526)
Change in unrealized gains (losses)               51,641,657         39,529,627
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                41,167,929        (55,356,238)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             309,030          8,546,300
Benefit payments                                  (4,396,340)        (5,879,988)
Payments on termination                          (24,189,125)       (35,646,201)
Contract maintenance charge                         (113,187)          (142,023)
Transfers among the sub-accounts
   and with the Fixed Account - net               (8,062,316)       (27,707,373)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                    (36,451,938)       (60,829,285)
                                             ---------------    ---------------

Increase (decrease) in amounts
   retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  4,715,991       (116,185,523)

NET ASSETS AT BEGINNING OF PERIOD                182,586,102        298,771,625
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   187,302,093    $   182,586,102
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       8,623,434         10,421,819
         Units Issued                              4,648,314         46,512,166
         Units Redeemed                           (6,071,597)       (48,310,551)
                                             ---------------    ---------------
   Units outstanding at end of period              7,200,152          8,623,434
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable              Morgan Stanley Variable
                                                    Investment Series                      Investment Series
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                                                                 Global
                                                      Global Advantage                      Dividend Growth
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)             2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (78,486)   $      (174,627)   $     1,162,989    $       833,640
Net realized gains (losses)                       (3,036,768)        (8,241,630)        (8,494,736)       (13,672,103)
Change in unrealized gains (losses)                8,848,892          1,322,149         58,039,750        (20,716,022)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 5,733,638         (7,094,108)        50,708,003        (33,554,485)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              31,362             94,056            460,789            629,756
Benefit payments                                    (422,668)          (627,890)        (4,851,504)        (7,126,506)
Payments on termination                           (2,129,891)        (3,100,539)       (25,197,790)       (29,652,361)
Contract maintenance charge                          (17,305)           (20,416)          (120,963)          (141,026)
Transfers among the sub-accounts
   and with the Fixed Account - net                 (493,036)        (5,556,976)        (2,134,071)        (9,460,184)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (3,031,538)        (9,211,765)       (31,843,539)       (45,750,321)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  2,702,100        (16,305,873)        18,864,464        (79,304,806)

NET ASSETS AT BEGINNING OF PERIOD                 21,521,435         37,827,308        190,168,876        269,473,682
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    24,223,535    $    21,521,435    $   209,033,340    $   190,168,876
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       3,702,308          5,072,993         13,562,484         16,304,723
         Units Issued                              3,849,119          1,494,639          9,594,992          3,817,656
         Units Redeemed                           (4,321,533)        (2,865,324)       (11,549,698)        (6,559,895)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              3,229,894          3,702,308         11,607,778         13,562,484
                                             ===============    ===============    ===============    ===============
                                       70

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  Morgan Stanley Variable
                                                     Investment Series
                                                         Sub-Account
                                             ----------------------------------
                                                        High Yield
                                             ----------------------------------
                                                  2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $     4,248,778    $     8,898,783
Net realized gains (losses)                      (34,185,555)       (55,753,613)
Change in unrealized gains (losses)               41,547,202         42,108,939
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                11,610,425         (4,745,891)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             270,562             98,575
Benefit payments                                  (1,627,056)        (1,715,075)
Payments on termination                           (7,384,040)        (8,036,441)
Contract maintenance charge                          (38,597)           (41,536)
Transfers among the sub-accounts
   and with the Fixed Account - net                7,916,881         (4,134,753)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                       (862,250)       (13,829,230)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 10,748,175        (18,575,121)

NET ASSETS AT BEGINNING OF PERIOD                 43,505,421         62,080,542
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    54,253,596    $    43,505,421
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       4,837,528          6,228,687
         Units Issued                             16,781,594          5,083,144
         Units Redeemed                          (16,722,846)        (6,474,303)
                                             ---------------    ---------------
   Units outstanding at end of period              4,896,276          4,837,528
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable               Morgan Stanley Variable
                                                     Investment Series                     Investment Series
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                       Income Builder                         Information
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)            2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       813,666    $     1,480,504    $       (44,769)   $        (9,907)
Net realized gains (losses)                       (1,459,271)        (2,150,617)           110,470         (1,376,851)
Change in unrealized gains (losses)                8,906,070         (4,589,526)         1,291,252           (393,340)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 8,260,465         (5,259,639)         1,356,953         (1,780,098)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             149,498            349,017             63,351            119,996
Benefit payments                                  (1,485,697)        (1,775,094)           (61,327)           (41,487)
Payments on termination                           (6,274,531)        (6,127,759)          (311,147)          (283,297)
Contract maintenance charge                          (28,258)           (29,477)            (1,952)            (1,695)
Transfers among the sub-accounts
   and with the Fixed Account - net                1,540,387           (353,865)         1,830,215           (398,297)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (6,098,601)        (7,937,178)         1,519,140           (604,780)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  2,161,864        (13,196,817)         2,876,093         (2,384,878)

NET ASSETS AT BEGINNING OF PERIOD                 47,094,305         60,291,122          1,960,815          4,345,693
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    49,256,169    $    47,094,305    $     4,836,908    $     1,960,815
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       4,059,365          4,727,531            663,998            830,416
         Units Issued                              1,541,342          1,284,254          3,219,839          1,347,995
         Units Redeemed                           (2,010,803)        (1,952,420)        (2,847,523)        (1,514,413)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              3,589,904          4,059,365          1,036,314            663,998
                                             ===============    ===============    ===============    ===============
                                       71

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Morgan Stanley Variable
                                                      Investment Series
                                                         Sub-Account
                                             ----------------------------------
                                                      Limited Duration
                                             ----------------------------------
                                                  2003              2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $     1,639,616    $     1,023,330
Net realized gains (losses)                         (228,129)           294,060
Change in unrealized gains (losses)                 (894,667)           (21,940)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   516,820          1,295,450
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,712,830          4,605,164
Benefit payments                                    (982,624)          (613,539)
Payments on termination                          (13,714,102)       (17,061,151)
Contract maintenance charge                          (33,664)           (19,465)
Transfers among the sub-accounts
   and with the Fixed Account - net                4,629,673         56,373,977
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (8,387,887)        43,284,986
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 (7,871,067)        44,580,436

NET ASSETS AT BEGINNING OF PERIOD                 69,290,700         24,710,264
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    61,419,633    $    69,290,700
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       6,130,118          2,240,144
         Units Issued                              6,130,468         27,774,747
         Units Redeemed                           (6,868,188)       (23,884,773)
                                             ---------------    ---------------
   Units outstanding at end of period              5,392,398          6,130,118
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable               Morgan Stanley Variable
                                                     Investment Series                     Investment Series
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                        Money Market                         Pacific Growth
                                             ----------------------------------    ----------------------------------
                                                  2003              2002 (p)             2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (2,244,970)   $      (352,027)   $      (271,216)   $      (395,429)
Net realized gains (losses)                                -                  -            606,150         (1,742,638)
Change in unrealized gains (losses)                        -                  -          4,802,671           (470,962)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                (2,244,970)          (352,027)         5,137,605         (2,609,029)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,331,423         19,528,404            165,361          3,542,434
Benefit payments                                  (8,764,697)       (12,927,940)          (280,436)          (473,361)
Payments on termination                         (102,230,881)      (155,039,032)        (2,646,488)        (3,283,591)
Contract maintenance charge                         (158,959)          (172,170)           (15,399)           (18,886)
Transfers among the sub-accounts
   and with the Fixed Account - net              (54,716,892)       118,336,770          2,299,585         (9,253,222)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                   (162,540,006)       (30,273,968)          (477,377)        (9,486,626)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS               (164,784,976)       (30,625,995)         4,660,228        (12,095,655)

NET ASSETS AT BEGINNING OF PERIOD                402,007,362        432,633,357         18,319,147         30,414,802
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   237,222,386    $   402,007,362    $    22,979,375    $    18,319,147
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      28,381,661         30,239,360          5,625,183          7,159,251
         Units Issued                            152,248,316        199,348,791         21,184,235        175,766,604
         Units Redeemed                         (163,753,821)      (201,206,490)       (21,311,049)      (177,300,672)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period             16,876,156         28,381,661          5,498,369          5,625,183
                                             ===============    ===============    ===============    ===============
                                       72

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  Morgan Stanley Variable
                                                     Investment Series
                                                        Sub-Account
                                             ----------------------------------
                                                    Quality Income Plus
                                             ----------------------------------
                                                  2003              2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    15,734,885    $    19,068,028
Net realized gains (losses)                        1,953,746         (1,374,454)
Change in unrealized gains (losses)                7,217,356         (2,140,241)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                24,905,987         15,553,333
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             813,220          2,007,502
Benefit payments                                 (14,121,631)       (12,985,405)
Payments on termination                          (57,096,831)       (53,831,653)
Contract maintenance charge                         (181,155)          (189,547)
Transfers among the sub-accounts
   and with the Fixed Account - net              (11,163,307)        21,490,259
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                    (81,749,704)       (43,508,844)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                (56,843,717)       (27,955,511)

NET ASSETS AT BEGINNING OF PERIOD                397,715,879        425,671,390
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   340,872,162    $   397,715,879
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      19,077,647         20,923,915
         Units Issued                             12,286,616          7,740,497
         Units Redeemed                          (15,799,834)        (9,586,765)
                                             ---------------    ---------------
   Units outstanding at end of period             15,564,429         19,077,647
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable               Morgan Stanley Variable
                                                     Investment Series                     Investment Series
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                       S&P 500 Index                           Strategist
                                             ----------------------------------    ----------------------------------
                                                  2003              2002 (p)            2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (473,517)   $      (571,996)   $     1,020,395    $       623,251
Net realized gains (losses)                      (15,097,272)       (12,919,160)        (6,983,442)       (14,605,494)
Change in unrealized gains (losses)               42,462,912        (22,594,477)        82,409,928        (36,917,370)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                26,892,123        (36,085,633)        76,446,881        (50,899,613)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             831,805          1,860,370            646,209          1,083,124
Benefit payments                                  (2,320,259)        (2,725,639)       (10,907,990)       (12,901,316)
Payments on termination                          (10,383,334)       (13,488,215)       (46,232,870)       (52,497,057)
Contract maintenance charge                          (72,171)           (79,313)          (191,439)          (219,105)
Transfers among the sub-accounts
   and with the Fixed Account - net                8,357,214         (1,467,027)        (5,143,744)       (27,269,012)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (3,586,745)       (15,899,824)       (61,829,834)       (91,803,366)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 23,305,378        (51,985,457)        14,617,047       (142,702,979)

NET ASSETS AT BEGINNING OF PERIOD                104,608,980        156,594,437        351,931,744        494,634,723
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   127,914,358    $   104,608,980    $   366,548,791    $   351,931,744
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      13,650,304         15,542,034         16,777,896         20,191,972
         Units Issued                             13,447,449          4,889,622          1,729,116          2,621,467
         Units Redeemed                          (13,818,945)        (6,781,352)        (3,923,169)        (6,035,543)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period             13,278,808         13,650,304         14,583,843         16,777,896
                                             ===============    ===============    ===============    ===============
                                       73

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 Morgan Stanley Variable
                                                    Investment Series
                                                        Sub-Account
                                             ----------------------------------
                                                         Utilities
                                             ----------------------------------
                                                  2003              2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $     2,569,483    $     3,650,996
Net realized gains (losses)                      (22,646,368)       (33,054,355)
Change in unrealized gains (losses)               43,704,994        (40,534,265)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                23,628,109        (69,937,624)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             412,126            554,598
Benefit payments                                  (6,282,434)        (8,973,628)
Payments on termination                          (21,332,880)       (30,083,233)
Contract maintenance charge                         (108,615)          (138,370)
Transfers among the sub-accounts
   and with the Fixed Account - net              (10,830,103)       (21,653,110)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                    (38,141,906)       (60,293,743)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                (14,513,797)      (130,231,367)

NET ASSETS AT BEGINNING OF PERIOD                179,522,767        309,754,134
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   165,008,970    $   179,522,767
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      11,241,901         14,350,719
         Units Issued                              3,389,613          4,787,663
         Units Redeemed                           (5,432,303)        (7,896,481)
                                             ---------------    ---------------
   Units outstanding at end of period              9,199,211         11,241,901
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account IA, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable                Morgan Stanley Variable
                                                     Investment Series                      Investment Series
                                                     (Class Y Shares)                       (Class Y Shares)
                                                        Sub-Account                            Sub-Account
                                             ----------------------------------    ----------------------------------
                                                     Aggressive Equity                       Capital Growth
                                                      (Class Y Shares)                      (Class Y Shares)
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)            2003 (r)        2002 (p) (r)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (364,471)   $      (278,582)   $             -    $       (66,077)
Net realized gains (losses)                       (2,600,533)        (1,303,535)                 -         (2,525,504)
Change in unrealized gains (losses)                7,822,795         (3,464,653)                 -          1,643,550
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 4,857,791         (5,046,770)                 -           (948,031)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,139,760          4,294,161                  -          1,475,761
Benefit payments                                    (161,768)          (251,616)                 -            (41,274)
Payments on termination                           (1,028,102)        (1,038,406)                 -           (256,347)
Contract maintenance charge                          (12,346)            (9,310)                 -             (1,068)
Transfers among the sub-accounts
   and with the Fixed Account - net                1,069,628            749,126                  -         (6,701,235)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      3,007,172          3,743,955                  -         (5,524,163)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  7,864,963         (1,302,815)                 -         (6,472,194)

NET ASSETS AT BEGINNING OF PERIOD                 17,226,203         18,529,018                  -          6,472,194
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    25,091,166    $    17,226,203    $             -    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       3,298,105          2,711,846                  -            919,083
         Units Issued                              3,906,909          1,744,256                  -            601,841
         Units Redeemed                           (3,536,184)        (1,157,997)                 -         (1,520,924)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              3,668,830          3,298,105                  -                  -
                                             ===============    ===============    ===============    ===============
                                       74

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  Morgan Stanley Variable
                                                     Investment Series
                                                     (Class Y Shares)
                                                        Sub-Account
                                             ----------------------------------
                                                      Dividend Growth
                                                     (Class Y Shares)
                                             ----------------------------------
                                                   2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        44,285    $       112,033
Net realized gains (losses)                       (1,009,243)        (3,466,135)
Change in unrealized gains (losses)               21,715,571        (13,398,412)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                20,750,613        (16,752,514)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          18,865,457         19,186,568
Benefit payments                                  (1,818,871)          (803,478)
Payments on termination                           (4,791,262)        (3,248,989)
Contract maintenance charge                          (26,152)           (18,328)
Transfers among the sub-accounts
   and with the Fixed Account - net               12,324,813         11,557,182
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     24,553,985         26,672,955
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 45,304,598          9,920,441

NET ASSETS AT BEGINNING OF PERIOD                 68,922,746         59,002,305
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   114,227,344    $    68,922,746
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       8,696,023          5,969,986
         Units Issued                              5,479,911          8,871,801
         Units Redeemed                           (3,005,447)        (6,145,764)
                                             ---------------    ---------------
   Units outstanding at end of period             11,170,487          8,696,023
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.
(r) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable               Morgan Stanley Variable
                                                     Investment Series                     Investment Series
                                                      (Class Y Shares)                      (Class Y Shares)
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                           Equity                           European Growth
                                                      (Class Y Shares)                     (Class Y Shares)
                                             ----------------------------------    ----------------------------------
                                                  2003              2002 (p)            2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (1,236,079)   $      (932,432)   $      (276,688)   $         7,155
Net realized gains (losses)                       (3,094,585)        (4,140,719)           319,489           (967,255)
Change in unrealized gains (losses)               19,845,435        (11,579,603)         8,065,950         (2,531,834)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                15,514,771        (16,652,754)         8,108,751         (3,491,934)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          15,358,243         17,599,855          5,719,569          7,867,161
Benefit payments                                  (1,169,816)        (1,046,188)          (438,807)          (242,319)
Payments on termination                           (3,873,167)        (3,296,821)        (1,486,705)        (4,335,415)
Contract maintenance charge                          (26,793)           (21,714)            (9,191)            (6,670)
Transfers among the sub-accounts
   and with the Fixed Account - net                9,029,597          6,651,905          2,136,641          1,422,928
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     19,318,064         19,887,037          5,921,507          4,705,685
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 34,832,835          3,234,283         14,030,258          1,213,751

NET ASSETS AT BEGINNING OF PERIOD                 63,832,081         60,597,798         21,754,695         20,540,944
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    98,664,916    $    63,832,081    $    35,784,953    $    21,754,695
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      11,901,051          8,802,736          3,700,311          2,730,305
         Units Issued                              5,331,030          6,639,712         15,405,881         25,268,953
         Units Redeemed                           (3,107,263)        (3,541,397)       (14,682,319)       (24,298,947)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period             14,124,818         11,901,051          4,423,874          3,700,311
                                             ===============    ===============    ===============    ===============
                                       75

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  Morgan Stanley Variable
                                                     Investment Series
                                                      (Class Y Shares)
                                                        Sub-Account
                                             ----------------------------------
                                                      Global Advantage
                                                      (Class Y Shares)
                                             ----------------------------------
                                                    2003            2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (55,023)   $       (56,393)
Net realized gains (losses)                         (303,041)          (620,104)
Change in unrealized gains (losses)                2,054,132           (700,975)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,696,068         (1,377,472)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,315,546            975,627
Benefit payments                                     (88,362)           (83,613)
Payments on termination                             (305,610)          (540,088)
Contract maintenance charge                           (2,227)            (2,158)
Transfers among the sub-accounts
   and with the Fixed Account - net                1,366,889            385,096
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      2,286,236            734,864
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  3,982,304           (642,608)

NET ASSETS AT BEGINNING OF PERIOD                  5,211,886          5,854,494
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     9,194,190    $     5,211,886
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       1,032,992            916,797
         Units Issued                                433,983            897,014
         Units Redeemed                             (190,862)          (780,819)
                                             ---------------    ---------------
   Units outstanding at end of period              1,276,113          1,032,992
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable               Morgan Stanley Variable
                                                     Investment Series                     Investment Series
                                                     (Class Y Shares)                      (Class Y Shares)
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                   Global Dividend Growth                      High Yield
                                                      (Class Y Shares)                      (Class Y Shares)
                                             ----------------------------------    ----------------------------------
                                                 2003              2002 (p)              2003            2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        36,174    $         9,231    $     1,617,436    $     1,411,053
Net realized gains (losses)                          (64,359)          (246,603)          (721,953)          (674,605)
Change in unrealized gains (losses)                8,828,168         (2,550,826)         3,651,472         (1,469,549)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 8,799,983         (2,788,198)         4,546,955           (733,101)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          10,124,159          7,978,336          9,532,747          3,543,251
Benefit payments                                    (600,911)          (207,229)          (284,116)          (324,274)
Payments on termination                           (1,426,306)          (620,561)          (955,059)          (274,434)
Contract maintenance charge                           (7,330)            (3,248)            (4,308)            (1,775)
Transfers among the sub-accounts
   and with the Fixed Account - net                9,169,580          5,904,423         10,331,482          2,341,595
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     17,259,192         13,051,721         18,620,746          5,284,363
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 26,059,175         10,263,523         23,167,701          4,551,262

NET ASSETS AT BEGINNING OF PERIOD                 20,620,654         10,357,131         10,638,797          6,087,535
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    46,679,829    $    20,620,654    $    33,806,498    $    10,638,797
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       2,606,955          1,126,525          2,432,734          1,280,977
         Units Issued                              2,348,398          2,218,108          4,567,849          1,954,173
         Units Redeemed                             (625,795)          (737,678)        (1,695,658)          (802,416)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              4,329,558          2,606,955          5,304,925          2,432,734
                                             ===============    ===============    ===============    ===============
                                       76

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  Morgan Stanley Variable
                                                     Investment Series
                                                     (Class Y Shares)
                                                        Sub-Account
                                             ----------------------------------
                                                       Income Builder
                                                      (Class Y Shares)
                                             ----------------------------------
                                                   2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       382,712    $       284,799
Net realized gains (losses)                            6,580           (174,399)
Change in unrealized gains (losses)                4,281,235         (1,143,814)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 4,670,527         (1,033,414)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           7,790,480          4,796,452
Benefit payments                                    (275,004)          (186,107)
Payments on termination                           (2,145,549)          (513,148)
Contract maintenance charge                           (4,462)            (2,317)
Transfers among the sub-accounts
   and with the Fixed Account - net               17,220,662          3,239,590
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     22,586,127          7,334,470
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 27,256,654          6,301,056

NET ASSETS AT BEGINNING OF PERIOD                 13,400,928          7,099,872
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    40,657,582    $    13,400,928
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       1,481,949            709,159
         Units Issued                              3,252,754          1,314,125
         Units Redeemed                           (1,016,488)          (541,335)
                                             ---------------    ---------------
   Units outstanding at end of period              3,718,215          1,481,949
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                   Morgan Stanley Variable                 Morgan Stanley Variable
                                                      Investment Series                      Investment Series
                                                       (Class Y Shares)                      (Class Y Shares)
                                                         Sub-Account                            Sub-Account
                                             ----------------------------------    ----------------------------------
                                                         Information                         Limited Duration
                                                       (Class Y Shares)                      (Class Y Shares)
                                             ----------------------------------    ----------------------------------
                                                  2003              2002 (p)            2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (145,587)   $       (37,338)   $     1,953,075    $       727,634
Net realized gains (losses)                         (445,726)        (2,003,220)          (148,815)           229,845
Change in unrealized gains (losses)                4,341,652         (1,853,335)        (1,595,577)            50,924
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 3,750,339         (3,893,893)           208,683          1,008,403
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,225,880          2,003,807         25,796,774         22,286,809
Benefit payments                                     (46,282)           (98,471)        (1,523,087)          (814,968)
Payments on termination                             (341,351)          (209,112)        (9,714,395)        (7,176,145)
Contract maintenance charge                           (3,191)            (2,334)           (17,539)            (6,036)
Transfers among the sub-accounts
   and with the Fixed Account - net                1,399,099           (112,201)        34,891,425         33,339,290
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      4,234,155          1,581,689         49,433,178         47,628,950
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  7,984,494         (2,312,204)        49,641,861         48,637,353

NET ASSETS AT BEGINNING OF PERIOD                  5,043,719          7,355,923         70,980,957         22,343,604
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    13,028,213    $     5,043,719    $   120,622,818    $    70,980,957
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       1,666,789          1,378,017          6,502,356          2,087,334
         Units Issued                              1,168,068          1,622,881          9,337,125         11,054,564
         Units Redeemed                             (563,629)        (1,334,109)        (4,580,583)        (6,639,542)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              2,271,228          1,666,789         11,258,898          6,502,356
                                             ===============    ===============    ===============    ===============
                                       77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Morgan Stanley Variable
                                                      Investment Series
                                                       (Class Y Shares)
                                                         Sub-Account
                                             ----------------------------------
                                                        Money Market
                                                      (Class Y Shares)
                                             ----------------------------------
                                                  2003              2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (1,303,168)   $      (681,689)
Net realized gains (losses)                                -                  -
Change in unrealized gains (losses)                        -                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                (1,303,168)          (681,689)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          41,709,845         63,515,776
Benefit payments                                  (1,643,995)        (1,192,309)
Payments on termination                          (34,026,335)       (41,889,996)
Contract maintenance charge                          (28,029)           (16,173)
Transfers among the sub-accounts
   and with the Fixed Account - net              (45,125,147)        14,460,780
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                    (39,113,661)        34,878,078
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                (40,416,829)        34,196,389

NET ASSETS AT BEGINNING OF PERIOD                131,413,323         97,216,934
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    90,996,494    $   131,413,323
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      12,744,404          9,368,740
         Units Issued                             44,235,460         61,260,187
         Units Redeemed                          (47,996,305)       (57,884,523)
                                             ---------------    ---------------
   Units outstanding at end of period              8,983,559         12,744,404
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable               Morgan Stanley Variable
                                                     Investment Series                     Investment Series
                                                      (Class Y Shares)                     (Class Y Shares)
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                      Pacific Growth                     Quality Income Plus
                                                     (Class Y Shares)                      (Class Y Shares)
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)             2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (94,122)   $       (57,013)   $     4,828,766    $     3,156,360
Net realized gains (losses)                        2,075,534            923,587            348,408            (76,977)
Change in unrealized gains (losses)                1,227,490           (467,808)         2,196,274            124,968
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 3,208,902            398,766          7,373,448          3,204,351
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           2,527,313          1,796,411         23,683,497         22,100,171
Benefit payments                                      (2,595)           (25,602)        (1,819,684)          (926,600)
Payments on termination                           (1,843,070)        (3,218,915)       (12,151,005)        (5,337,706)
Contract maintenance charge                           (1,489)              (846)           (23,076)           (12,170)
Transfers among the sub-accounts
   and with the Fixed Account - net                  855,824          2,040,695         20,213,205         27,174,843
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      1,535,983            591,743         29,902,937         42,998,538
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  4,744,885            990,509         37,276,385         46,202,889

NET ASSETS AT BEGINNING OF PERIOD                  2,619,407          1,628,898         99,129,739         52,926,850
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     7,364,292    $     2,619,407    $   136,406,124    $    99,129,739
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         631,464            293,211          8,406,234          4,636,882
         Units Issued                             34,394,313         22,774,203          7,430,559          8,036,039
         Units Redeemed                          (33,859,526)       (22,435,950)        (4,573,020)        (4,266,687)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              1,166,251            631,464         11,263,773          8,406,234
                                             ===============    ===============    ===============    ===============
                                       78

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Morgan Stanley Variable
                                                      Investment Series
                                                       (Class Y Shares)
                                                         Sub-Account
                                             ----------------------------------
                                                       S&P 500 Index
                                                      (Class Y Shares)
                                             ----------------------------------
                                                  2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (726,885)   $      (413,819)
Net realized gains (losses)                       (1,452,764)        (1,606,699)
Change in unrealized gains (losses)               23,609,209        (13,034,731)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                21,429,560        (15,055,249)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          31,264,904         22,098,750
Benefit payments                                  (1,039,439)          (838,852)
Payments on termination                           (4,673,744)        (2,429,965)
Contract maintenance charge                          (28,459)           (17,363)
Transfers among the sub-accounts
   and with the Fixed Account - net               18,199,035         12,599,213
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     43,722,297         31,411,783
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 65,151,857         16,356,534

NET ASSETS AT BEGINNING OF PERIOD                 61,908,782         45,552,248
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   127,060,639    $    61,908,782
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      10,380,429          5,852,765
         Units Issued                              7,761,234          7,115,577
         Units Redeemed                           (2,834,987)        (2,587,913)
                                             ---------------    ---------------
   Units outstanding at end of period             15,306,676         10,380,429
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                   Morgan Stanley Variable              Morgan Stanley Variable
                                                      Investment Series                    Investment Series
                                                       (Class Y Shares)                    (Class Y Shares)
                                                          Sub-Account                         Sub-Account
                                             ----------------------------------    ----------------------------------
                                                         Strategist                            Utilities
                                                      (Class Y Shares)                      (Class Y Shares)
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)             2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (112,251)   $      (132,403)   $       246,067    $       267,987
Net realized gains (losses)                         (496,000)        (1,377,769)        (1,426,395)        (3,073,173)
Change in unrealized gains (losses)               15,682,854         (5,239,997)         4,371,245         (3,553,599)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                15,074,603         (6,750,169)         3,190,917         (6,358,785)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          12,828,276         13,112,905          2,328,921          3,728,034
Benefit payments                                  (1,701,447)          (753,078)          (470,521)          (459,994)
Payments on termination                           (2,835,508)        (2,431,964)        (1,139,156)        (1,092,398)
Contract maintenance charge                          (21,460)           (15,097)            (7,218)            (6,617)
Transfers among the sub-accounts
   and with the Fixed Account - net                8,133,585          5,839,192          1,738,888           (170,274)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     16,403,446         15,751,958          2,450,914          1,998,751
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 31,478,049          9,001,789          5,641,831         (4,360,034)

NET ASSETS AT BEGINNING OF PERIOD                 55,794,328         46,792,539         19,653,084         24,013,118
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    87,272,377    $    55,794,328    $    25,294,915    $    19,653,084
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       7,215,885          5,356,482          3,517,621          3,256,726
         Units Issued                              3,114,281          3,850,522          1,170,455          1,958,429
         Units Redeemed                           (1,467,408)        (1,991,119)          (950,205)        (1,697,534)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              8,862,758          7,215,885          3,737,871          3,517,621
                                             ===============    ===============    ===============    ===============
                                       79

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        Oppenheimer
                                                   Variable Account Funds
                                                         Sub-Account
                                             ----------------------------------
                                                      Oppenheimer Bond
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       258,396    $       348,246
Net realized gains (losses)                          113,497             11,237
Change in unrealized gains (losses)                 (119,325)           161,855
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   252,568            521,338
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             319,091            637,203
Benefit payments                                     (91,127)           (33,196)
Payments on termination                           (4,523,566)          (627,946)
Contract maintenance charge                           (3,203)            (2,360)
Transfers among the sub-accounts
   and with the Fixed Account - net                  205,774          2,914,093
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (4,093,031)         2,887,794
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 (3,840,463)         3,409,132

NET ASSETS AT BEGINNING OF PERIOD                  8,734,608          5,325,476
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     4,894,145    $     8,734,608
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         726,360            477,018
         Units Issued                                147,740            527,920
         Units Redeemed                             (487,612)          (278,578)
                                             ---------------    ---------------
   Units outstanding at end of period                386,488            726,360
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                        Oppenheimer                           Oppenheimer
                                                   Variable Account Funds                Variable Account Funds
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                        Oppenheimer                            Oppenheimer
                                                    Capital Appreciation                    Global Securities
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (49,790)   $       (46,575)   $       (25,183)   $       (45,001)
Net realized gains (losses)                         (255,778)          (852,622)          (276,455)          (540,813)
Change in unrealized gains (losses)                1,711,456         (1,332,546)         1,955,099         (1,032,633)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,405,888         (2,231,743)         1,653,461         (1,618,447)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             240,306            916,593            165,767            745,684
Benefit payments                                     (18,061)           (71,757)           (19,569)           (83,481)
Payments on termination                             (363,974)          (863,723)          (408,192)        (1,159,223)
Contract maintenance charge                           (6,683)            (6,030)            (5,230)            (4,788)
Transfers among the sub-accounts
   and with the Fixed Account - net                  367,442             11,031              2,323            499,197
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        219,030            (13,886)          (264,901)            (2,611)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  1,624,918         (2,245,629)         1,388,560         (1,621,058)

NET ASSETS AT BEGINNING OF PERIOD                  4,902,477          7,148,106          4,402,396          6,023,454
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     6,527,395    $     4,902,477    $     5,790,956    $     4,402,396
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         620,146            652,728            449,504            472,644
         Units Issued                                135,339            371,528             77,970            255,586
         Units Redeemed                             (116,436)          (404,110)          (108,626)          (278,726)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                639,049            620,146            418,848            449,504
                                             ===============    ===============    ===============    ===============
                                       80

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        Oppenheimer
                                                   Variable Account Funds
                                                         Sub-Account
                                             ----------------------------------
                                                   Oppenheimer High Income
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        61,896    $       122,494
Net realized gains (losses)                          (17,920)          (106,921)
Change in unrealized gains (losses)                  201,698            (79,484)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   245,674            (63,911)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             112,686            237,616
Benefit payments                                     (40,611)                 -
Payments on termination                              (85,653)           (65,360)
Contract maintenance charge                           (1,043)              (735)
Transfers among the sub-accounts
   and with the Fixed Account - net                  254,970           (363,745)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        240,349           (192,224)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    486,023           (256,135)

NET ASSETS AT BEGINNING OF PERIOD                  1,061,681          1,317,816
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     1,547,704    $     1,061,681
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         114,555            136,928
         Units Issued                                 50,640             68,723
         Units Redeemed                              (28,643)           (91,096)
                                             ---------------    ---------------
   Units outstanding at end of period                136,552            114,555
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                                                               Oppenheimer
                                                         Oppenheimer                     Variable Account Funds
                                                    Variable Account Funds               (Service Class ("SC"))
                                                          Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                   Oppenheimer Main Street                    Oppenheimer
                                                      Small Cap Growth                   Aggressive Growth (SC)
                                             ----------------------------------    ----------------------------------
                                                   2003               2002            2003 (e)           2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (32,370)   $       (28,981)   $          (196)   $             -
Net realized gains (losses)                          (17,936)           (34,293)               182                  -
Change in unrealized gains (losses)                  969,142           (366,059)               612                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   918,836           (429,333)               598                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             297,499            470,471             30,325                  -
Benefit payments                                      (2,458)           (31,165)                 -                  -
Payments on termination                             (168,971)          (400,361)            (1,056)                 -
Contract maintenance charge                           (3,380)            (2,822)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  303,979            480,140             40,622                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        426,669            516,263             69,891                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  1,345,505             86,930             70,489                  -

NET ASSETS AT BEGINNING OF PERIOD                  2,077,937          1,991,007                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     3,423,442    $     2,077,937    $        70,489    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         199,203            158,771                  -                  -
         Units Issued                                 78,103            150,309              5,776                  -
         Units Redeemed                              (46,975)          (109,877)              (112)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                230,331            199,203              5,664                  -
                                             ===============    ===============    ===============    ===============
                                       81

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                         Oppenheimer
                                                    Variable Account Funds
                                                    (Service Class ("SC"))
                                                         Sub-Account
                                             ----------------------------------
                                                    Oppenheimer Capital
                                                      Appreciation (SC)
                                             ----------------------------------
                                                2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (562)   $             -
Net realized gains (losses)                                9                  -
Change in unrealized gains (losses)                   15,518                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    14,965                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             203,869                  -
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  114,131                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        318,000                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    332,965                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       332,965    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                 27,125                  -
         Units Redeemed                                  (63)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                 27,062                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                         Oppenheimer                           Oppenheimer
                                                   Variable Account Funds                Variable Account Funds
                                                   (Service Class ("SC"))                (Service Class ("SC"))
                                                        Sub-Account                            Sub-Account
                                             ----------------------------------    ----------------------------------
                                                    Oppenheimer Global                         Oppenheimer
                                                      Securities (SC)                        High Income (SC)
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)          2003 (e)            2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (268)   $             -    $          (392)   $             -
Net realized gains (losses)                              294                  -                 46                  -
Change in unrealized gains (losses)                   10,354                  -              5,560                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    10,380                  -              5,214                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              60,258                  -            147,116                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                               (1,227)                 -               (640)                 -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   32,171                  -             46,571                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         91,202                  -            193,047                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    101,582                  -            198,261                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       101,582    $             -    $       198,261    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                  7,927                  -             15,674                  -
         Units Redeemed                                 (821)                 -               (411)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                  7,106                  -             15,263                  -
                                             ===============    ===============    ===============    ===============
                                       82

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        Oppenheimer
                                                  Variable Account Funds
                                                  (Service Class ("SC"))
                                                        Sub-Account
                                             ----------------------------------
                                                       Oppenheimer
                                                     Main Street (SC)
                                             ----------------------------------
                                                 2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (689)   $             -
Net realized gains (losses)                              104                  -
Change in unrealized gains (losses)                   17,987                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    17,402                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             203,979                  -
Benefit payments                                           -                  -
Payments on termination                                 (172)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  124,243                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        328,050                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    345,452                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       345,452    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                 28,446                  -
         Units Redeemed                               (1,152)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                 27,294                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                         Oppenheimer                           Oppenheimer
                                                   Variable Account Funds                Variable Account Funds
                                                   (Service Class ("SC"))                (Service Class ("SC"))
                                                        Sub-Account                            Sub-Account
                                             ---------------------------------     ----------------------------------
                                                   Oppenheimer Main Street                 Oppenheimer Multiple
                                                    Small Cap Growth (SC)                     Strategies (SC)
                                             ---------------------------------     ----------------------------------
                                                  2003               2002              2003 (e)           2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (899)   $          (147)   $          (508)   $             -
Net realized gains (losses)                              559               (263)                53                  -
Change in unrealized gains (losses)                   22,478             (1,502)            10,136                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    22,138             (1,912)             9,681                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             146,319              8,126            141,508                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                 (273)                 -                (87)                 -
Contract maintenance charge                              (21)               (13)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  103,492             (1,414)            93,434                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        249,517              6,699            234,855                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    271,655              4,787            244,536                  -

NET ASSETS AT BEGINNING OF PERIOD                      8,477              3,690                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       280,132    $         8,477    $       244,536    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             857                309                  -                  -
         Units Issued                                 18,437                704             18,846                  -
         Units Redeemed                                 (198)              (156)              (223)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 19,096                857             18,623                  -
                                             ===============    ===============    ===============    ===============
                                       83

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                         Oppenheimer
                                                   Variable Account Funds
                                                  (Service Class ("SC"))
                                                        Sub-Account
                                             ----------------------------------
                                                         Oppenheimer
                                                     Strategic Bond (SC)
                                             ----------------------------------
                                                 2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (840)   $             -
Net realized gains (losses)                               21                  -
Change in unrealized gains (losses)                   10,313                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     9,494                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             236,608                  -
Benefit payments                                           -                  -
Payments on termination                                  (97)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  103,470                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        339,981                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    349,475                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       349,475    $             -
                                             ---------------    ---------------

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                 31,002                  -
         Units Redeemed                               (2,309)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                 28,693                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                       PIMCO Advisors                         PIMCO Advisors
                                                  Variable Insurance Trust              Variable Insurance Trust
                                                      Sub-Account (j)                         Sub-Account (j)
                                             ----------------------------------    ----------------------------------
                                                                                                  PEA
                                                    OpCap Small Cap (k)                Science and Technology (l)
                                             ----------------------------------    ----------------------------------
                                                  2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (16)   $           (10)   $           (10)   $           (28)
Net realized gains (losses)                               (2)                71               (185)              (488)
Change in unrealized gains (losses)                      400               (280)               537             (1,032)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                       382               (219)               342             (1,548)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                 252                452                  2                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                   (1)                 -                  -             (1,154)
Contract maintenance charge                               (6)                (3)                (3)                (6)
Transfers among the sub-accounts
   and with the Fixed Account - net                        -                100               (713)             1,073
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                            245                549               (714)               (87)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                        627                330               (372)            (1,635)

NET ASSETS AT BEGINNING OF PERIOD                        798                468                921              2,556
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         1,425    $           798    $           549    $           921
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                              86                 39                118                163
         Units Issued                                     24                 50                  -                 94
         Units Redeemed                                   (1)                (3)               (74)              (139)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    109                 86                 44                118
                                             ===============    ===============    ===============    ===============
                                       84

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                      PIMCO Variable
                                                     Insurance Trust
                                                       Sub-Account
                                             ----------------------------------
                                                       Foreign Bond
                                             ----------------------------------
                                                  2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           336    $           601
Net realized gains (losses)                            2,609                403
Change in unrealized gains (losses)                   (1,278)             1,290
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     1,667              2,294
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  72             95,582
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                              (21)                (7)
Transfers among the sub-accounts
   and with the Fixed Account - net                 (107,705)             9,068
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                       (107,654)           104,643
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                   (105,987)           106,937

NET ASSETS AT BEGINNING OF PERIOD                    107,683                746
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         1,696    $       107,683
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          10,036                 74
         Units Issued                                     22              9,990
         Units Redeemed                               (9,901)               (28)
                                             ---------------    ---------------
   Units outstanding at end of period                    157             10,036
                                             ===============    ===============

(j)  Previously known as OCC Accumulation Trust
(k)  Previously known as OCC Small Cap
(l)  Previously known as OCC Science and Technology

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                       PIMCO Variable                        PIMCO Variable
                                                      Insurance Trust                       Insurance Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                        Money Market                       PIMCO Total Return
                                             ----------------------------------    ----------------------------------
                                                  2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (91)   $            (9)   $           512    $           795
Net realized gains (losses)                                -                  -              1,915              1,312
Change in unrealized gains (losses)                        -                  -               (769)               792
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                       (91)                (9)             1,658              2,899
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               2,238              3,728                  -             95,250
Benefit payments                                           -                  -                  -                  -
Payments on termination                                    -             (1,602)                 -                  -
Contract maintenance charge                              (52)               (18)               (18)                (7)
Transfers among the sub-accounts
   and with the Fixed Account - net                    4,940              1,061           (108,350)             9,130
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          7,126              3,169           (108,368)           104,373
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      7,035              3,160           (106,710)           107,272

NET ASSETS AT BEGINNING OF PERIOD                      6,886              3,726            107,930                658
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        13,921    $         6,886    $         1,220    $       107,930
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             688                372             10,070                 66
         Units Issued                                  1,489                497                 19             10,030
         Units Redeemed                                 (775)              (181)            (9,979)               (26)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                  1,402                688                110             10,070
                                             ===============    ===============    ===============    ===============
                                       85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Putnam Variable Trust
                                                        Sub-Account
                                             ----------------------------------
                                                       VT The George
                                                   Putnam Fund of Boston
                                             ----------------------------------
                                                 2003 (a)          2002 (a)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (25,538)   $             -
Net realized gains (losses)                           11,161                  -
Change in unrealized gains (losses)                  275,834                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   261,457                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           2,722,032                  -
Benefit payments                                           -                  -
Payments on termination                              (50,287)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                1,926,597                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      4,598,342                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  4,859,799                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     4,859,799    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                471,658                  -
         Units Redeemed                              (43,237)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                428,421                  -
                                             ===============    ===============

(a)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                   Putnam Variable Trust                 Putnam Variable Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                             VT
                                                  Global Asset Allocation                 VT Growth and Income
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)            2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (291)   $             -    $        15,571    $       (25,456)
Net realized gains (losses)                               15                  -           (255,787)        (2,022,477)
Change in unrealized gains (losses)                    4,329                  -          9,812,407         (5,525,965)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     4,053                  -          9,572,191         (7,573,898)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              50,874                  -          4,994,278          6,399,453
Benefit payments                                           -                  -         (1,057,563)          (762,707)
Payments on termination                                 (199)                 -         (2,486,386)        (1,932,839)
Contract maintenance charge                                -                  -            (14,168)           (11,175)
Transfers among the sub-accounts
   and with the Fixed Account - net                    6,856                  -          6,495,505          6,371,252
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         57,531                  -          7,931,666         10,063,984
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     61,584                  -         17,503,857          2,490,086

NET ASSETS AT BEGINNING OF PERIOD                          -                  -         30,708,551         28,218,465
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        61,584    $             -    $    48,212,408    $    30,708,551
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -          3,946,392          2,888,212
         Units Issued                                  4,964                  -          7,573,766          4,738,363
         Units Redeemed                                  (17)                 -         (6,673,055)        (3,680,183)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                  4,947                  -          4,847,103          3,946,392
                                             ===============    ===============    ===============    ===============
                                       86

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Putnam Variable Trust
                                                        Sub-Account
                                             ----------------------------------
                                                    VT Health Sciences
                                             ----------------------------------
                                                 2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (464)   $             -
Net realized gains (losses)                                7                  -
Change in unrealized gains (losses)                    6,445                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     5,988                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              70,621                  -
Benefit payments                                           -                  -
Payments on termination                                  (45)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   28,834                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         99,410                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    105,398                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       105,398    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                  9,363                  -
         Units Redeemed                                   (4)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                  9,359                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                   Putnam Variable Trust                 Putnam Variable Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                       VT High Yield                           VT Income
                                             ----------------------------------    ----------------------------------
                                                  2003               2002              2003 (e)           2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $         9,331    $           859    $          (809)   $             -
Net realized gains (losses)                              272                (20)                17                  -
Change in unrealized gains (losses)                   51,972              3,278              3,899                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    61,575              4,117              3,107                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              52,582            101,569            150,864                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                 (190)                 -               (679)                 -
Contract maintenance charge                              (28)               (17)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  199,217              7,886             47,686                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        251,581            109,438            197,871                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    313,156            113,555            200,978                  -

NET ASSETS AT BEGINNING OF PERIOD                    118,281              4,726                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       431,437    $       118,281    $       200,978    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          11,478                448                  -                  -
         Units Issued                                 23,973             11,052             19,855                  -
         Units Redeemed                               (2,152)               (22)              (668)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 33,299             11,478             19,187                  -
                                             ===============    ===============    ===============    ===============
                                       87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                    Putnam Variable Trust
                                                        Sub-Account
                                             ----------------------------------
                                                             VT
                                                  International Equity (m)
                                             ----------------------------------
                                                   2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (491,686)   $      (412,326)
Net realized gains (losses)                         (552,404)          (293,994)
Change in unrealized gains (losses)               16,354,238         (6,378,509)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                15,310,148         (7,084,829)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           8,156,994         24,038,059
Benefit payments                                    (316,506)          (698,513)
Payments on termination                           (3,023,585)        (9,574,265)
Contract maintenance charge                          (23,122)           (17,617)
Transfers among the sub-accounts
   and with the Fixed Account - net                2,389,923          2,622,468
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      7,183,704         16,370,132
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 22,493,852          9,285,303

NET ASSETS AT BEGINNING OF PERIOD                 48,013,703         38,728,400
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    70,507,555    $    48,013,703
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       8,208,707          5,411,453
         Units Issued                             14,605,361         54,844,975
         Units Redeemed                          (13,786,475)       (52,047,721)
                                             ---------------    ---------------
   Units outstanding at end of period              9,027,593          8,208,707
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003
(m)  Previously known as VT International Growth
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                   Putnam Variable Trust                 Putnam Variable Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                     VT International
                                                     Growth and Income                        VT Investors
                                             ----------------------------------    ----------------------------------
                                                  2003               2002              2003 (a)           2002 (a)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $            (1)   $           (35)   $        (4,898)   $             -
Net realized gains (losses)                                4                  -              2,365                  -
Change in unrealized gains (losses)                    1,128               (520)            73,210                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     1,131               (555)            70,677                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   -                  -            531,650                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                    -                  -             (6,832)                 -
Contract maintenance charge                               (6)                (5)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                      (21)               (41)           257,574                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                            (27)               (46)           782,392                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      1,104               (601)           853,069                  -

NET ASSETS AT BEGINNING OF PERIOD                      3,155              3,756                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         4,259    $         3,155    $       853,069    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             341                345                  -                  -
         Units Issued                                      4                  3             76,175                  -
         Units Redeemed                                   (6)                (7)            (6,801)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    339                341             69,374                  -
                                             ===============    ===============    ===============    ===============
                                       88

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                    Putnam Variable Trust
                                                         Sub-Account
                                             ----------------------------------
                                                      VT Money Market
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (51)   $             -
Net realized gains (losses)                                -                  -
Change in unrealized gains (losses)                        -                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                       (51)                 -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              16,378                  -
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   37,611                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         53,989                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     53,938                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        53,938    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                  6,946                  -
         Units Redeemed                               (1,496)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                  5,450                  -
                                             ===============    ===============


(a)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                   Putnam Variable Trust                 Putnam Variable Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                    VT New Opportunities                      VT New Value
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)             2003              2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (225)   $             -    $           (21)   $             -
Net realized gains (losses)                                1                  -                  -                  -
Change in unrealized gains (losses)                    2,597                  -                580                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     2,373                  -                559                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              84,326                  -                  -                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                  (32)                 -                  -                  -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   35,503                  -              7,586                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        119,797                  -              7,586                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    122,170                  -              8,145                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       122,170    $             -    $         8,145    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                  9,866                  -                561                  -
         Units Redeemed                                 (794)                 -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                  9,072                  -                561                  -
                                             ===============    ===============    ===============    ===============
                                       89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                    Putnam Variable Trust
                                                         Sub-Account
                                             ----------------------------------
                                                         VT Research
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (16)   $             -
Net realized gains (losses)                               36                  -
Change in unrealized gains (losses)                      322                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                       342                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               3,600                  -
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                    2,887                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          6,487                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      6,829                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         6,829    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                    883                  -
         Units Redeemed                                 (364)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                    519                  -
                                             ===============    ===============


(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                   Putnam Variable Trust                 Putnam Variable Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                                                              VT Utilities
                                                     VT Small Cap Value                    Growth and Income
                                             ----------------------------------    ----------------------------------
                                                  2003            2002 (p) (s)         2003 (e)           2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (413,425)   $      (124,595)   $          (159)   $             -
Net realized gains (losses)                        1,477,746           (543,483)                45                  -
Change in unrealized gains (losses)               12,006,502         (1,663,599)             3,676                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                13,070,823         (2,331,677)             3,562                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,446,446          7,444,395             27,348                  -
Benefit payments                                    (153,122)           (19,431)                 -                  -
Payments on termination                           (1,852,846)          (317,148)              (640)                 -
Contract maintenance charge                           (8,355)            (1,612)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                4,410,963         15,419,178              2,994                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      5,843,086         22,525,382             29,702                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 18,913,909         20,193,705             33,264                  -

NET ASSETS AT BEGINNING OF PERIOD                 20,193,705                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    39,107,614    $    20,193,705    $        33,264    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       2,768,948                  -                  -                  -
         Units Issued                             12,865,275          5,424,196              2,407                  -
         Units Redeemed                          (11,990,716)        (2,655,248)               (49)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              3,643,507          2,768,948              2,358                  -
                                             ===============    ===============    ===============    ===============
                                       90

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Putnam Variable Trust
                                                        Sub-Account
                                             ----------------------------------

                                                          VT Vista
                                             ----------------------------------
                                                 2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (272)   $             -
Net realized gains (losses)                            1,313                  -
Change in unrealized gains (losses)                    2,690                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     3,731                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              80,937                  -
Benefit payments                                           -                  -
Payments on termination                                 (232)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                       87                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         80,792                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     84,523                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        84,523    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                  8,164                  -
         Units Redeemed                               (1,929)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                  6,235                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.
(s)  For the period beginning May 1, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                   Putnam Variable Trust                  Rydex Variable Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                        VT Voyager                             Rydex OTC
                                             ----------------------------------    ----------------------------------
                                                  2003              2002 (p)             2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (538,268)   $      (353,765)   $             -    $           (13)
Net realized gains (losses)                       (2,968,066)        (4,292,392)                (1)              (704)
Change in unrealized gains (losses)               12,021,298         (6,766,961)                16                (16)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 8,514,964        (11,413,118)                15               (733)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           5,692,829          7,638,105                  -              1,689
Benefit payments                                    (278,913)          (417,588)                 -                  -
Payments on termination                           (2,646,135)        (1,869,200)                 -                  -
Contract maintenance charge                          (17,359)           (15,188)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                2,455,184          5,883,190                  1               (921)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      5,205,606         11,219,319                  1                768
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 13,720,570           (193,799)                16                 35

NET ASSETS AT BEGINNING OF PERIOD                 34,395,037         34,588,836                 35                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    48,115,607    $    34,395,037    $            51    $            35
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       7,477,187          5,484,854                  4                  -
         Units Issued                              8,370,932          5,856,428                  -                142
         Units Redeemed                           (7,982,585)        (3,864,095)                 -               (138)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              7,865,534          7,477,187                  4                  4
                                             ===============    ===============    ===============    ===============
                                       91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                           Salomon
                                                     Brothers Variable
                                                        Series Funds
                                                        Sub-Account
                                             ----------------------------------
                                                    Variable All Cap (n)
                                             ----------------------------------
                                                  2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (59)   $           (50)
Net realized gains (losses)                               (7)               (10)
Change in unrealized gains (losses)                    1,629             (1,403)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     1,563             (1,463)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  72                332
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                               (6)                (4)
Transfers among the sub-accounts
   and with the Fixed Account - net                      (28)               124
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                             38                452
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      1,601             (1,011)

NET ASSETS AT BEGINNING OF PERIOD                      4,198              5,209
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         5,799    $         4,198
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             511                468
         Units Issued                                      8                 47
         Units Redeemed                                   (4)                (4)
                                             ---------------    ---------------
   Units outstanding at end of period                    515                511
                                             ===============    ===============

(n)  Previously known as Capital
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                 STI Classic Variable Trust            STI Classic Variable Trust
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                  STI Capital Appreciation                STI Growth & Income
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)           2003 (e)           2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (923)   $             -    $            19    $             -
Net realized gains (losses)                               19                  -                 73                  -
Change in unrealized gains (losses)                   13,603                  -              8,731                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    12,699                  -              8,823                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             144,017                  -             46,223                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                  (91)                 -               (640)                 -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   97,141                  -             62,253                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        241,067                  -            107,836                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    253,766                  -            116,659                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       253,766    $             -    $       116,659    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
     period                                                -                  -                  -                  -
         Units Issued                                 24,951                  -             10,623                  -
         Units Redeemed                               (1,276)                 -               (342)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 23,675                  -             10,281                  -
                                             ===============    ===============    ===============    ===============
                                       92

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 STI Classic Variable Trust
                                                        Sub-Account
                                             ----------------------------------
                                                             STI
                                                    International Equity
                                             ----------------------------------
                                                2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $             -    $             -
Net realized gains (losses)                                -                  -
Change in unrealized gains (losses)                       28                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                        28                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   -                  -
Benefit payments                                           -                  -
Payments on termination                                 (104)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                    1,067                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                            963                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                        991                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $           991    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
     period                                                -                  -
         Units Issued                                     87                  -
         Units Redeemed                                   (6)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                     81                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                  STI Classic Variable Trust            STI Classic Variable Trust
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                  STI Investment Grade Bond                 STI Mid-Cap Equity
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)            2003 (e)          2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           410    $             -    $            97    $             -
Net realized gains (losses)                                8                  -                351                  -
Change in unrealized gains (losses)                      227                  -              8,098                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                       645                  -              8,546                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              73,153                  -             79,693                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                 (480)                 -                  -                  -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   43,124                  -             43,108                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        115,797                  -            122,801                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    116,442                  -            131,347                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       116,442    $             -    $       131,347    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                 11,684                  -             11,536                  -
         Units Redeemed                                  (51)                 -                (42)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 11,633                  -             11,494                  -
                                             ===============    ===============    ===============    ===============
                                       93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 STI Classic Variable Trust
                                                         Sub-Account
                                             ----------------------------------
                                                 STI Small Cap Value Equity
                                             ----------------------------------
                                                  2003 (e)          2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (152)   $             -
Net realized gains (losses)                              243                  -
Change in unrealized gains (losses)                    8,969                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     9,060                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              40,929                  -
Benefit payments                                           -                  -
Payments on termination                                 (659)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   35,510                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         75,780                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     84,840                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        84,840    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                  7,596                  -
         Units Redeemed                                 (653)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                  6,943                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                                                             The Universal
                                                 STI Classic Variable Trust            Institutional Funds, Inc.
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                            STI
                                                     Value Income Stock                UIF Emerging Markets Equity
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)            2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $            41    $             -    $      (402,274)   $      (338,590)
Net realized gains (losses)                               52                  -          1,968,347         (1,271,613)
Change in unrealized gains (losses)                    3,421                  -          9,951,847           (439,302)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     3,514                  -         11,517,920         (2,049,505)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              32,697                  -          1,465,997          3,687,715
Benefit payments                                           -                  -           (234,929)          (291,169)
Payments on termination                                 (640)                 -         (1,336,257)        (3,022,905)
Contract maintenance charge                                -                  -            (13,979)           (12,157)
Transfers among the sub-accounts
   and with the Fixed Account - net                    2,973                  -            546,435          6,811,603
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         35,030                  -            427,267          7,173,087
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     38,544                  -         11,945,187          5,123,582

NET ASSETS AT BEGINNING OF PERIOD                          -                  -         21,571,826         16,448,244
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        38,544    $             -    $    33,517,013    $    21,571,826
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -          3,527,641          2,295,907
         Units Issued                                  3,488                  -         40,625,662         43,804,688
         Units Redeemed                                  (61)                 -        (40,451,774)       (42,572,954)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                  3,427                  -          3,701,529          3,527,641
                                             ===============    ===============    ===============    ===============
                                       94

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                       The Universal
                                                 Institutional Funds, Inc.
                                                        Sub-Account
                                             ----------------------------------
                                                     UIF Equity Growth
                                             ----------------------------------
                                                   2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (784,575)   $      (818,211)
Net realized gains (losses)                       (7,570,044)        (8,633,548)
Change in unrealized gains (losses)               18,904,775        (12,074,507)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                10,550,156        (21,526,266)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,332,912          2,489,217
Benefit payments                                  (1,131,646)          (750,474)
Payments on termination                           (4,152,530)        (5,310,256)
Contract maintenance charge                          (30,459)           (34,495)
Transfers among the sub-accounts
   and with the Fixed Account - net                2,166,207         (3,359,565)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (1,815,516)        (6,965,573)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  8,734,640        (28,491,839)

NET ASSETS AT BEGINNING OF PERIOD                 47,599,623         76,091,462
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    56,334,263    $    47,599,623
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       7,462,039          8,236,135
         Units Issued                              2,795,881          2,288,996
         Units Redeemed                           (2,939,404)        (3,063,092)
                                             ---------------    ---------------
   Units outstanding at end of period              7,318,516          7,462,039
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                       The Universal                         The Universal
                                                 Institutional Funds, Inc.              Institutional Funds, Inc.
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                                                                  UIF
                                                       UIF High Yield                     International Magnum
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (3,796)   $        10,325    $      (338,048)   $       (98,393)
Net realized gains (losses)                              322               (317)         1,670,580           (408,573)
Change in unrealized gains (losses)                   53,246             (6,212)         6,293,183         (1,644,978)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    49,772              3,796          7,625,715         (2,151,944)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               1,698            100,151          1,106,327          8,685,600
Benefit payments                                           -                  -           (278,424)          (393,207)
Payments on termination                                    -             (2,707)        (1,805,815)        (2,748,963)
Contract maintenance charge                              (29)               (12)           (10,898)           (10,431)
Transfers among the sub-accounts
   and with the Fixed Account - net                  163,418              5,821          2,804,101         (4,065,044)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        165,087            103,253          1,815,291          1,467,955
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    214,859            107,049          9,441,006           (683,989)

NET ASSETS AT BEGINNING OF PERIOD                    111,342              4,293         19,087,765         19,771,754
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       326,201    $       111,342    $    28,528,771    $    19,087,765
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          11,634                410          2,992,918          2,501,671
         Units Issued                                 16,003             11,697         37,116,116         32,252,510
         Units Redeemed                                 (110)              (473)       (36,533,085)       (31,761,263)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 27,527             11,634          3,575,949          2,992,918
                                             ===============    ===============    ===============    ===============
                                       95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                       The Universal
                                                  Institutional Funds, Inc.
                                                        Sub-Account
                                             ----------------------------------
                                                     UIF Mid Cap Growth
                                             ----------------------------------
                                                  2003            2002 (p) (s)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (271,789)   $       (36,711)
Net realized gains (losses)                          901,032             11,940
Change in unrealized gains (losses)                4,776,780           (526,080)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 5,406,023           (550,851)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           2,615,947          3,570,891
Benefit payments                                     (45,772)           (40,069)
Payments on termination                           (1,107,052)           (53,428)
Contract maintenance charge                           (4,580)              (224)
Transfers among the sub-accounts
   and with the Fixed Account - net               12,703,433          3,617,693
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     14,161,976          7,094,863
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 19,567,999          6,544,012

NET ASSETS AT BEGINNING OF PERIOD                  6,544,012                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    26,112,011    $     6,544,012
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         894,727                  -
         Units Issued                              9,473,810          3,817,453
         Units Redeemed                           (7,809,530)        (2,922,726)
                                             ---------------    ---------------
   Units outstanding at end of period              2,559,007            894,727
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.
(s)  For the period beginning May 1, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                       The Universal                          The Universal
                                                  Institutional Funds, Inc.              Institutional Funds, Inc.
                                                        Sub-Account                            Sub-Account
                                             ----------------------------------    ----------------------------------
                                                      UIF Mid Cap Value                   UIF U.S. Real Estate
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)             2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (1,486,913)   $    (1,170,829)   $      (840,864)   $       793,614
Net realized gains (losses)                          255,782         (5,305,644)         2,664,302            637,881
Change in unrealized gains (losses)               31,834,886        (19,271,179)        14,372,353         (3,541,619)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                30,603,755        (25,747,652)        16,195,791         (2,110,124)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,508,748         20,765,233          2,321,398          7,492,392
Benefit payments                                    (955,420)        (1,057,872)        (1,005,978)          (537,893)
Payments on termination                           (5,873,680)        (4,800,788)        (4,534,066)        (3,345,959)
Contract maintenance charge                          (34,986)           (25,132)           (22,313)           (16,173)
Transfers among the sub-accounts
   and with the Fixed Account - net               11,216,606         23,190,427          4,633,158         14,700,264
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      7,861,268         38,071,868          1,392,199         18,292,631
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 38,465,023         12,324,216         17,587,990         16,182,507

NET ASSETS AT BEGINNING OF PERIOD                 75,421,246         63,097,030         44,037,989         27,855,482
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   113,886,269    $    75,421,246    $    61,625,979    $    44,037,989
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      10,940,690          6,471,585          3,777,522          2,301,020
         Units Issued                             17,593,565         16,860,794         11,332,008          9,074,255
         Units Redeemed                          (16,675,200)       (12,391,689)       (11,227,354)        (7,597,753)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period             11,859,055         10,940,690          3,882,176          3,777,522
                                             ===============    ===============    ===============    ===============
                                       96

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                               The Universal Institutional
                                                  Funds, Inc. (Class II)
                                                        Sub-Account
                                             ----------------------------------
                                                   UIF Active International
                                                     Allocation (Class II)
                                             ----------------------------------
                                                 2003 (o)           2002 (o)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        23,330    $             -
Net realized gains (losses)                          106,055                  -
Change in unrealized gains (losses)                        -                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   129,385                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,273,265                  -
Benefit payments                                           -                  -
Payments on termination                              (13,618)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net               (1,389,032)                 -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                       (129,385)                 -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                          -                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $             -    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                170,207                  -
         Units Redeemed                             (170,207)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                      -                  -
                                             ===============    ===============

(o)  For the period beginning May 1, 2003 and ended October 31, 2003
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                The Universal Institutional            The Universal Institutional
                                                    Funds, Inc. (Class II)               Funds, Inc. (Class II)
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                        UIF Emerging                          UIF Emerging
                                                   Markets Debt (Class II)             Markets Equity (Class II)
                                             ----------------------------------    ----------------------------------
                                                 2003 (a)           2002 (a)           2003 (a)          2002 (a)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (10,064)   $             -    $       (17,876)   $             -
Net realized gains (losses)                            2,602                  -             24,263                  -
Change in unrealized gains (losses)                  118,526                  -            533,279                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   111,064                  -            539,666                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,614,039                  -          2,608,320                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                               (4,843)                 -             (7,043)                 -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  612,759                  -            901,767                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      2,221,955                  -          3,503,044                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  2,333,019                  -          4,042,710                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     2,333,019    $             -    $     4,042,710    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                218,781                  -            301,317                  -
         Units Redeemed                              (12,870)                 -            (29,235)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                205,911                  -            272,082                  -
                                             ===============    ===============    ===============    ===============
                                       97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                The Universal Institutional
                                                   Funds, Inc. (Class II)
                                                        Sub-Account
                                             ----------------------------------
                                                        UIF Equity and
                                                      Income (Class II)
                                             ----------------------------------
                                                2003 (a)            2002 (a)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (5,510)   $             -
Net realized gains (losses)                           23,823                  -
Change in unrealized gains (losses)                  457,181                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   475,494                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           4,688,295                  -
Benefit payments                                     (50,452)                 -
Payments on termination                              (35,134)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                1,415,996                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      6,018,705                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  6,494,199                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     6,494,199    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                592,278                  -
         Units Redeemed                              (31,659)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                560,619                  -
                                             ===============    ===============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                The Universal Institutional           The Universal Institutional
                                                   Funds, Inc. (Class II)               Funds, Inc. (Class II)
                                                        Sub-Account                            Sub-Account
                                             ----------------------------------    ----------------------------------
                                                            UIF                                UIF Global
                                                  Equity Growth (Class II)                Franchise (Class II)
                                             ----------------------------------    ----------------------------------
                                                 2003 (a)           2002 (a)           2003 (a)           2002 (a)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (35,657)   $             -    $       (36,149)   $             -
Net realized gains (losses)                           20,807                  -             36,308                  -
Change in unrealized gains (losses)                  464,623                  -            832,831                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   449,773                  -            832,990                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           5,193,665                  -          6,558,012                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                              (39,123)                 -            (27,410)                 -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                1,425,874                  -          1,893,480                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      6,580,416                  -          8,424,082                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  7,030,189                  -          9,257,072                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     7,030,189    $             -    $     9,257,072    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                673,037                  -            822,730                  -
         Units Redeemed                              (71,078)                 -            (64,463)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                601,959                  -            758,267                  -
                                             ===============    ===============    ===============    ===============
                                       98

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                The Universal Institutional
                                                   Funds, Inc. (Class II)
                                                        Sub-Account
                                             ----------------------------------
                                                            UIF
                                                  Mid Cap Growth (Class II)
                                             ----------------------------------
                                                2003 (a)            2002 (a)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (54,109)   $             -
Net realized gains (losses)                           41,197                  -
Change in unrealized gains (losses)                  886,964                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   874,052                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           7,322,535                  -
Benefit payments                                           -                  -
Payments on termination                              (47,931)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                2,113,266                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      9,387,870                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 10,261,922                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    10,261,922    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                891,430                  -
         Units Redeemed                             (106,180)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                785,250                  -
                                             ===============    ===============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                 The Universal Institutional         The Universal Institutional
                                                    Funds, Inc. (Class II)              Funds, Inc. (Class II)
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                     UIF Small Company                      UIF U.S. Mid Cap
                                                      Growth (Class II)                     Value (Class II)
                                             ----------------------------------    ----------------------------------
                                                 2003 (a)           2002 (a)           2003 (a)           2002 (a)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (51,897)   $             -    $       (89,384)   $             -
Net realized gains (losses)                          190,432                  -             22,693                  -
Change in unrealized gains (losses)                  748,108                  -          1,830,100                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   886,643                  -          1,763,409                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           7,721,748                  -         12,547,868                  -
Benefit payments                                      (5,167)                 -             (5,063)                 -
Payments on termination                              (36,994)                 -            (78,597)                 -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                2,459,618                  -          3,896,590                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     10,139,205                  -         16,360,798                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 11,025,848                  -         18,124,207                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    11,025,848    $             -    $    18,124,207    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                844,610                  -          1,430,131                  -
         Units Redeemed                              (32,405)                 -            (73,678)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                812,205                  -          1,356,453                  -
                                             ===============    ===============    ===============    ===============
                                       99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 The Universal Institutional
                                                   Funds, Inc. (Class II)
                                                        Sub-Account
                                             ----------------------------------
                                                          UIF U.S.
                                                   Real Estate (Class II)
                                             ----------------------------------
                                                 2003 (a)          2002 (a)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (48,895)   $             -
Net realized gains (losses)                           23,286                  -
Change in unrealized gains (losses)                  841,833                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   816,224                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           6,247,338                  -
Benefit payments                                           -                  -
Payments on termination                              (32,334)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                2,302,665                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      8,517,669                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  9,333,893                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     9,333,893    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                811,979                  -
         Units Redeemed                              (80,835)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                731,144                  -
                                             ===============    ===============

(a)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                       Van Kampen Life                      Van Kampen Life
                                                       Investment Trust                    Investment Trust
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                        LIT Comstock                       LIT Domestic Income
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003             2002 (t)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (257,752)   $      (135,117)   $             -    $        54,866
Net realized gains (losses)                        1,372,946           (496,142)                 -            (34,418)
Change in unrealized gains (losses)               10,051,964         (1,405,972)                 -            (25,597)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                11,167,158         (2,037,231)                 -             (5,149)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,281,608          4,686,295                  -             88,379
Benefit payments                                    (112,608)           (34,986)                 -                  -
Payments on termination                           (3,764,646)          (733,731)                 -            (20,063)
Contract maintenance charge                          (19,723)            (6,539)                 -               (113)
Transfers among the sub-accounts
   and with the Fixed Account - net               29,256,770         18,033,120                  -           (809,297)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     28,641,401         21,944,159                  -           (741,094)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 39,808,559         19,906,928                  -           (746,243)

NET ASSETS AT BEGINNING OF PERIOD                 23,160,464          3,253,536                  -            746,243
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    62,969,023    $    23,160,464    $             -    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       2,807,188            271,535                  -             65,168
         Units Issued                              9,605,936          3,781,940                  -             36,378
         Units Redeemed                           (6,437,237)        (1,246,287)                 -           (101,546)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              5,975,887          2,807,188                  -                  -
                                             ===============    ===============    ===============    ===============
                                       100

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                      Van Kampen Life
                                                     Investment Trust
                                                         Sub-Account
                                             ----------------------------------
                                                     LIT Emerging Growth
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (1,380,987)   $    (1,377,797)
Net realized gains (losses)                      (16,779,056)       (38,043,661)
Change in unrealized gains (losses)               38,351,461         (9,784,649)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                20,191,418        (49,206,107)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,233,393          3,924,887
Benefit payments                                  (1,295,881)        (1,616,652)
Payments on termination                           (7,500,061)       (11,076,917)
Contract maintenance charge                          (80,227)           (94,053)
Transfers among the sub-accounts
   and with the Fixed Account - net               (2,643,741)       (23,221,709)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                    (10,286,517)       (32,084,444)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  9,904,901        (81,290,551)

NET ASSETS AT BEGINNING OF PERIOD                 85,976,226        167,266,777
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    95,881,127    $    85,976,226
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      12,789,050         15,662,344
         Units Issued                             10,268,355          8,753,490
         Units Redeemed                          (11,374,655)       (11,626,784)
                                             ---------------    ---------------
   Units outstanding at end of period             11,682,750         12,789,050
                                             ===============    ===============

(t)  On May 1, 2002, LIT Domestic Income merged into LIT Government

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                      Van Kampen Life                       Van Kampen Life
                                                      Investment Trust                      Investment Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                       LIT Government                       LIT Money Market
                                             ----------------------------------    ----------------------------------
                                                  2003              2002 (s)             2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        48,690    $        (9,351)   $       (26,151)   $        (3,965)
Net realized gains (losses)                           (2,588)             7,085                  -                  -
Change in unrealized gains (losses)                  (45,330)            64,151                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                       772             61,885            (26,151)            (3,965)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              84,706             66,961            424,407            946,370
Benefit payments                                           -             (1,312)                 -                (66)
Payments on termination                              (81,596)           (54,147)          (889,453)          (589,145)
Contract maintenance charge                           (1,309)              (433)            (9,944)            (7,230)
Transfers among the sub-accounts
   and with the Fixed Account - net                  192,894          1,222,732           (709,123)           820,425
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        194,695          1,233,801         (1,184,113)         1,170,354
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    195,467          1,295,686         (1,210,264)         1,166,389

NET ASSETS AT BEGINNING OF PERIOD                  1,295,686                  -          4,198,773          3,032,384
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     1,491,153    $     1,295,686    $     2,988,509    $     4,198,773
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         121,786                  -            387,151            279,441
         Units Issued                                 82,749            172,934            271,807            472,392
         Units Redeemed                              (64,967)           (51,148)          (381,419)          (364,682)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                139,568            121,786            277,539            387,151
                                             ===============    ===============    ===============    ===============
                                       101

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        Van Kampen
                                                      Life Investment
                                                      Trust (Class II)
                                                        Sub-Account
                                             ----------------------------------
                                                       LIT Aggressive
                                                      Growth (Class II)
                                             ----------------------------------
                                                 2003 (a)           2002 (a)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (16,171)   $             -
Net realized gains (losses)                            2,875                  -
Change in unrealized gains (losses)                  232,685                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   219,389                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           2,640,616                  -
Benefit payments                                           -                  -
Payments on termination                               (8,520)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  835,275                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      3,467,371                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  3,686,760                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     3,686,760    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                296,142                  -
         Units Redeemed                               (8,601)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                287,541                  -
                                             ===============    ===============

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(s)  For the period beginning May 1, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                         Van Kampen                            Van Kampen
                                                      Life Investment                       Life Investment
                                                      Trust (Class II)                      Trust (Class II)
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                                                             LIT Emerging
                                                   LIT Comstock (Class II)                 Growth (Class II)
                                             ----------------------------------    ----------------------------------
                                                  2003            2002 (p) (s)           2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (909,553)   $      (208,769)   $      (588,158)   $      (391,938)
Net realized gains (losses)                          527,332            (89,354)          (682,158)          (650,601)
Change in unrealized gains (losses)               22,205,550           (510,891)         8,482,824         (8,457,947)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                21,823,329           (809,014)         7,212,508         (9,500,486)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          43,824,914         16,723,518         10,416,361         10,913,748
Benefit payments                                    (793,736)           (84,215)          (237,976)          (486,630)
Payments on termination                           (2,467,782)          (384,138)        (1,148,954)          (747,486)
Contract maintenance charge                          (14,804)            (1,252)           (12,663)            (6,828)
Transfers among the sub-accounts
   and with the Fixed Account - net               36,259,338         23,317,005          5,077,063          6,934,526
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     76,807,930         39,570,918         14,093,831         16,607,330
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 98,631,259         38,761,904         21,306,339          7,106,844

NET ASSETS AT BEGINNING OF PERIOD                 38,761,904                  -         24,441,575         17,334,731
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   137,393,163    $    38,761,904    $    45,747,914    $    24,441,575
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       4,820,965                  -          4,520,479          2,120,331
         Units Issued                              9,858,734          5,705,466          2,526,237          3,941,389
         Units Redeemed                           (2,213,952)          (884,501)          (987,173)        (1,541,241)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period             12,465,747          4,820,965          6,059,543          4,520,479
                                             ===============    ===============    ===============    ===============
                                       102

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        Van Kampen
                                                     Life Investment
                                                     Trust (Class II)
                                                        Sub-Account
                                             ----------------------------------
                                                      LIT Growth and
                                                     Income (Class II)
                                             ----------------------------------
                                                  2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (134,230)   $           (68)
Net realized gains (losses)                           16,302             (1,329)
Change in unrealized gains (losses)                2,659,641               (517)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 2,541,713             (1,914)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          18,342,662             10,894
Benefit payments                                     (31,939)                 -
Payments on termination                             (100,557)                 -
Contract maintenance charge                              (22)                (6)
Transfers among the sub-accounts
   and with the Fixed Account - net                7,841,451             (4,420)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     26,051,595              6,468
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 28,593,308              4,554

NET ASSETS AT BEGINNING OF PERIOD                      4,554                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    28,597,862    $         4,554
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             503                  -
         Units Issued                              2,456,467              1,288
         Units Redeemed                             (147,941)              (785)
                                             ---------------    ---------------
   Units outstanding at end of period              2,309,029                503
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.
(s)  For the period beginning May 1, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation. On September 11, 2002, the boards of directors of Allstate and Northbrook Life Insurance Company ("Northbrook Life") approved the merger of Northbrook Life into Allstate, which was effective January 1, 2003 (the "NLIC Merger"). In conjunction with the merger, the Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II, Separate Accounts of Northbrook Life, merged with the Account. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Allstate sells three variable annuity contracts, SelectDirections, the Preferred Client Variable Annuity, and the Allstate Advisor (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS                            FIDELITY VARIABLE INSURANCE PRODUCTS FUND
        AIM V.I. Capital Appreciation                         (CONTINUED)
        AIM V.I. Core Equity                                     VIP Growth
        AIM V.I. Dent Demographics                               VIP High Income
        AIM V.I. Diversified Income                              VIP Index 500
        AIM V.I. Growth                                          VIP Investment Grade Bond
        AIM V.I. International Growth                            VIP Overseas
        AIM V.I. Premier Equity                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     AIM VARIABLE INSURANCE FUNDS SERIES II                   (SERVICE CLASS 2)
        AIM V.I. Basic Value II                                  VIP Equity-Income (Service Class 2)
        AIM V.I. Capital Appreciation II                         VIP Investment Grade Bond (Service
        AIM V.I. Premier Equity II                                 Class 2)
     ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES                   VIP Overseas (Service Class 2)
      FUND                                                   FRANKLIN TEMPLETON VARIABLE INSURANCE
        AllianceBernstein Growth (Previously known            PRODUCTS TRUST
            as Alliance Growth)                                  Franklin Growth and Income Securities
        AllianceBernstein Growth & Income                        Franklin Small Cap Value Securities
            (Previously known as Alliance Growth &               Mutual Shares Securities
            Income)                                              Templeton Developing Markets Securities
        AllianceBernstein Premier Growth                         Templeton Foreign Securities
            (Previously known as Alliance Premier           JANUS ASPEN SERIES (SERVICE SHARES)
            Growth)                                              International Value (Service Shares)
        AllianceBernstein Small Cap Value                          (Previously known as Global Value (Service
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND                     Shares))
        VIP Contrafund

--------------------------------------------------------------------------------

     JANUS ASPEN SERIES (SERVICE SHARES)                    MORGAN STANLEY VARIABLE INVESTMENT SERIES
      (CONTINUED)                                             (CLASS Y SHARES) (CONTINUED)
        Worldwide Growth (Service Shares)                       Capital Growth (Class Y Shares) (Merged
     LAZARD RETIREMENT SERIES, INC.                               into Money Market (Class Y Shares) on
        Emerging Markets                                          August 31, 2002)
     LSA VARIABLE SERIES TRUST                                  Dividend Growth (Class Y Shares)
        LSA Aggressive Growth                                   Equity (Class Y Shares)
        LSA Balanced                                            European Growth (Class Y Shares)
        LSA Basic Value                                         Global Advantage (Class Y Shares)
        LSA Blue Chip                                           Global Dividend Growth (Class Y Shares)
        LSA Capital Appreciation                                High Yield (Class Y Shares)
        LSA Capital Growth (Previously known as                 Income Builder (Class Y Shares)
           LSA Growth Equity)                                   Information (Class Y Shares)
        LSA Disciplined Equity (Merged with LSA                 Limited Duration (Class Y Shares)
           Equity Growth on April 30, 2003)                     Money Market (Class Y Shares)
        LSA Diversified Mid Cap                                 Pacific Growth (Class Y Shares)
        LSA Emerging Growth Equity                              Quality Income Plus (Class Y Shares)
        LSA Equity Growth (Previously known as                  S&P 500 Index (Class Y Shares)
           LSA Focused Equity)                                  Strategist (Class Y Shares)
        LSA Mid Cap Value                                       Utilities (Class Y Shares)
        LSA Value Equity                                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
     MFS VARIABLE INSURANCE TRUST                               Oppenheimer Bond
        MFS Bond                                                Oppenheimer Capital Appreciation
        MFS High Income                                         Oppenheimer Global Securities
        MFS Investors Trust                                     Oppenheimer High Income
        MFS New Discovery                                       Oppenheimer Main Street Small Cap
     MFS VARIABLE INSURANCE TRUST (SERVICE                        Growth
      CLASS)                                                OPPENHEIMER VARIABLE ACCOUNT FUNDS
        MFS New Discovery (Service Class)                     (SERVICE CLASS)
        MFS Utilities (Service Class)                           Oppenheimer Aggressive Growth (SC)
     MORGAN STANLEY VARIABLE INVESTMENT SERIES                  Oppenheimer Capital Appreciation (SC)
        Aggressive Equity                                       Oppenheimer Global Securities (SC)
        Capital Growth (Merged into Money Market                Oppenheimer High Income (SC)
          on August 31, 2002)                                   Oppenheimer International Growth (SC)*
        Dividend Growth                                         Oppenheimer Main Street (SC)
        Equity                                                  Oppenheimer Main Street Small Cap Growth
        European Growth                                           (SC)
        Global Advantage                                        Oppenheimer Multiple Strategies (SC)
        Global Dividend Growth                                  Oppenheimer Strategic Bond (SC)
        High Yield                                          PIMCO ADVISORS VARIABLE INSURANCE TRUST
        Income Builder                                        (PREVIOUSLY OCC ACCUMULATION TRUST)
        Information                                             OpCap Small Cap (Previously know as OCC
        Limited Duration                                          Small Cap)
        Money Market                                            PEA Science and Technology (Previously
        Pacific Growth                                            known as OCC Science and Technology)
        Quality Income Plus                                 PIMCO VARIABLE INSURANCE TRUST
        S&P 500 Index                                           Foreign Bond
        Strategist                                              Money Market
        Utilities                                               PIMCO Total Return
     MORGAN STANLEY VARIABLE INVESTMENT SERIES              PUTNAM VARIABLE TRUST
      (CLASS Y SHARES)                                          VT The George Putnam Fund of Boston
        Aggressive Equity (Class Y Shares)                      VT Global Asset Allocation
                                                                VT Growth and Income
                                                                VT Health Sciences

--------------------------------------------------------------------------------

     PUTNAM VARIABLE TRUST (CONTINUED)                      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
        VT High Yield                                         (CONTINUED)
        VT Income                                               UIF High Yield
        VT International Equity (previously known as            UIF International Magnum
           VT International Growth)                             UIF Mid Cap Growth
        VT International Growth and Income                      UIF Mid Cap Value
        VT Investors                                            UIF U.S. Real Estate
        VT Money Market                                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
        VT New Opportunities                                  (CLASS II)
        VT New Value                                            UIF Active International Allocation (Class II)
        VT Research                                               (Closed on 10/31/03)
        VT Small Cap Value                                      UIF Emerging Markets Debt (Class II)
        VT Utilities Growth and Income                          UIF Emerging Markets Equity (Class II)
        VT Vista                                                UIF Equity and Income (Class II)
        VT Voyager                                              UIF Equity Growth (Class II)
     RYDEX VARIABLE TRUST                                       UIF Global Franchise (Class II)
        Rydex OTC                                               UIF Mid Cap Growth (Class II)
     SALOMON BROTHERS VARIABLE SERIES FUNDS                     UIF Small Company Growth (Class II)
        Variable All Cap (Previously known as                   UIF U.S. Mid Cap Value (Class II)
            Capital)                                            UIF U.S. Real Estate (Class II)
     STI CLASSIC VARIABLE TRUST                             VAN KAMPEN LIFE INVESTMENT TRUST
        STI Capital Appreciation                                LIT Comstock
        STI Growth & Income                                     LIT Domestic Income (Merged into LIT
        STI International Equity                                  Government on May 1, 2002)
        STI Investment Grade Bond                               LIT Emerging Growth
        STI Mid-Cap Equity                                      LIT Government
        STI Small Cap Value Equity                              LIT Money Market
        STI Value Income Stock                              VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                    LIT Aggressive Growth (Class II)
        UIF Emerging Markets Equity                             LIT Comstock (Class II)
        UIF Equity Growth                                       LIT Emerging Growth (Class II)
                                                                LIT Growth and Income (Class II)

        * Fund was available, but had no net assets at December 31, 2003

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the general account of Allstate.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

--------------------------------------------------------------------------------

     Allstate provides insurance and administrative services to the contractholders for a fee. Allstate also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.80% to 1.05%.

     Allstate has made investments in the funds of the Trust in order to establish and enhance the diversification of the funds within the Trust. Since Allstate did not purchase a variable annuity contract, no units were assigned to its interests and the expenses described in Note 4 are not deducted from Allstate's investment in the Trust. Additionally, such investments are not reflected in the financial highlights in Note 6.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub account is required to satisfy the diversification requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Allstate.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     Certain previously reported amounts have been reclassified to conform with the current period presentation.

3.   MERGER

     Allstate and Northbrook Life consummated the NLIC Merger on January 1, 2003. Allstate is the surviving legal entity and Northbrook Life ceased to exist as an independent entity as a result of the NLIC Merger. In conjunction with the NLIC Merger, the Northbrook Variable Annuity Account ("VA") and Northbrook Variable Annuity Account II ("VA II") merged with the Account. Collectively, the Account, VA, and VA II are referred to as the "Separate Accounts". The fixed accounts of VA and VA II also merged on January 1, 2003 with the Fixed Account maintained by Allstate.

--------------------------------------------------------------------------------

     At the time of the NLIC Merger, the VA, VA II and the Account offered 11, 53, and 58 variable sub-accounts, respectively. The eleven sub-accounts offered by VA were invested in the same underlying funds as eleven of the sub-accounts offered by VA II. Additionally, five sub-accounts offered by VA II were invested in the same underlying funds as five of the sub-accounts offered by the Account. Upon completion of the NLIC Merger, the Account offered 107 sub-accounts giving effect to the combination of consistent underlying Funds investments.

     The NLIC Merger of the Separate Accounts, including the combination of overlapping sub-accounts, required no adjustments and did not change the number of units and accumulation unit values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through the VA and VA II did not change as a result of the merger with the Account. Fees previously assessed by Northbrook Life are being assessed by Allstate subsequent to December 31, 2002. The table below presents the net assets applicable to the sub-accounts giving effect to the NLIC Merger as of December 31, 2002.

     The 2002 statements of changes in net assets for the Account have been restated to reflect the combined operations, capital transactions, and units outstanding data of the Separate Accounts. Additionally, the 2002 and 2001 financial highlights contained in Note 6 have been restated to reflect the combination.

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                   PRESENTATION OF NET ASSETS OF SUB-ACCOUNTS
                        GIVING EFFECT TO THE NLIC MERGER
                                 JANUARY 1, 2003

                                                                       Pre-Merger                                 Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                             Allstate Financial                                                Allstate Financial
                                             Advisors Separate    Northbrook Variable   Northbrook Variable    Advisors Separate
Sub-Account                                      Account I          Annuity Account      Annuity Account II        Account I
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
      AIM V. I. Capital Appreciation        $          2,649,338  $                  -  $         21,154,818  $         23,804,156
      AIM V. I. Core Equity                            2,411,868                                                         2,411,868
      AIM V. I. Dent Demographics                          7,747                                                             7,747
      AIM V. I. Diversified Income                     1,036,826                                                         1,036,826
      AIM V. I. Growth                                                                            10,486,057            10,486,057
      AIM V. I. International Growth                   1,105,448                                                         1,105,448
      AIM V. I. Premier Equity                         1,966,890                                  43,535,051            45,501,941

Alliance Variable Product Series Fund
      Alliance Growth                                                                             12,173,298            12,173,298
      Alliance Growth & Income                                                                   135,646,350           135,646,350
      Alliance Premier Growth                                                                     29,035,477            29,035,477

Fidelity Variable Insurance Products Fund
      VIP Contrafund                                   3,930,762                                                         3,930,762
      VIP Growth                                       3,443,125                                                         3,443,125
      VIP High Income                                    696,733                                                           696,733
      VIP Index 500                                    4,452,989                                                         4,452,989
      VIP Investment Grade Bond                        5,077,425                                                         5,077,425
      VIP Overseas                                     1,166,090                                                         1,166,090

Fidelity Variable Insurance Products Fund
  (Service Class 2)
      VIP Equity-Income (Service Class 2)                  7,222                                                             7,222
      VIP Investment Grade Bond
         (Service Class 2)                               129,151                                                           129,151
      VIP Overseas (Service Class 2)                       3,156                                                             3,156

Janus Aspen Series (Service Shares)
      Global Value (Service Shares)                        8,212                                                             8,212
      Worldwide Growth (Service Shares)                    8,662                                                             8,662

Lazard Retirement Series, Inc.
      Emerging Markets                                     5,176                                                             5,176

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

             PRESENTATION OF NET ASSETS OF SUB-ACCOUNTS (CONTINUED)
                        GIVING EFFECT TO THE NLIC MERGER
                                 JANUARY 1, 2003

                                                                       Pre-Merger                                 Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                             Allstate Financial                                                Allstate Financial
                                             Advisors Separate    Northbrook Variable   Northbrook Variable    Advisors Separate
Sub-Account                                      Account I          Annuity Account      Annuity Account II        Account I
----------------------------------------------------------------------------------------------------------------------------------
LSA Variable Series Trust
      LSA Aggressive Growth                 $          1,609,732  $                  -  $          1,902,072  $          3,511,804
      LSA Balanced                                     4,707,772                                                         4,707,772
      LSA Basic Value                                  1,889,631                                                         1,889,631
      LSA Blue Chip                                    1,787,336                                                         1,787,336
      LSA Capital Appreciation                         2,119,259                                                         2,119,259
      LSA Disciplined Equity                           6,552,583                                                         6,552,583
      LSA Diversified Mid Cap                          2,440,867                                                         2,440,867
      LSA Emerging Growth Equity                       2,922,350                                                         2,922,350
      LSA Focused Equity                               3,159,482                                                         3,159,482
      LSA Growth Equity                                3,587,419                                                         3,587,419
      LSA Mid Cap Value                                2,477,979                                                         2,477,979
      LSA Value Equity                                 4,598,389                                                         4,598,389

MFS Variable Insurance Trust
      MFS Bond                                         2,262,877                                                         2,262,877
      MFS High Income                                    446,764                                                           446,764
      MFS Investors Trust                              1,806,065                                                         1,806,065
      MFS New Discovery                                2,379,680                                                         2,379,680

MFS Variable Insurance Trust (Service
  Class)
      MFS New Discovery (Service Class)                    3,871                                                             3,871
      MFS Utilities (Service Class)                           86                                                                86

Morgan Stanley Variable Investment Series
      Aggressive Equity                                                                           37,744,391            37,744,391
      Dividend Growth                                                       16,175,433           762,851,012           779,026,445
      Equity                                                                23,039,815           572,558,344           595,598,159
      European Growth                                                        3,838,954           178,747,148           182,586,102
      Global Advantage                                                               -            21,521,435            21,521,435
      Global Dividend Growth                                                 2,248,250           187,920,626           190,168,876
      High Yield                                                             2,422,542            41,082,879            43,505,421
      Income Builder                                                           255,457            46,838,848            47,094,305
      Information                                                                                  1,960,815             1,960,815
      Limited Duration                                                                            69,290,700            69,290,700
      Money Market                                                          10,387,894           391,619,468           402,007,362
      Pacific Growth                                                           291,483            18,027,664            18,319,147
      Quality Income Plus                                                    9,139,207           388,576,672           397,715,879
      S&P 500 Index                                                                              104,608,980           104,608,980
      Strategist                                                            15,900,893           336,030,851           351,931,744
      Utilities                                                              4,484,266           175,038,501           179,522,767

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

             PRESENTATION OF NET ASSETS OF SUB-ACCOUNTS (CONTINUED)
                        GIVING EFFECT TO THE NLIC MERGER
                                 JANUARY 1, 2003

                                                                       Pre-Merger                                 Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                             Allstate Financial                                                Allstate Financial
                                             Advisors Separate    Northbrook Variable   Northbrook Variable    Advisors Separate
Sub-Account                                      Account I          Annuity Account      Annuity Account II        Account I
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series
  (Class Y Shares)
      Aggressive Equity (Class Y Shares)    $                  -  $                  -  $         17,226,203  $         17,226,203
      Dividend Growth (Class Y Shares)                                                            68,922,746            68,922,746
      Equity (Class Y Shares)                                                                     63,832,081            63,832,081
      European Growth (Class Y Shares)                                                            21,754,695            21,754,695
      Global Advantage (Class Y Shares)                                                            5,211,886             5,211,886
      Global Dividend Growth
        (Class Y Shares)                                                                          20,620,654            20,620,654
      High Yield (Class Y Shares)                                                                 10,638,797            10,638,797
      Income Builder (Class Y Shares)                                                             13,400,928            13,400,928
      Information (Class Y Shares)                                                                 5,043,719             5,043,719
      Limited Duration (Class Y Shares)                                                           70,980,957            70,980,957
      Money Market (Class Y Shares)                                                              131,413,323           131,413,323
      Pacific Growth (Class Y Shares)                                                              2,619,407             2,619,407
      Quality Income Plus
        (Class Y Shares)                                                                          99,129,739            99,129,739
      S&P 500 Index (Class Y Shares)                                                              61,908,782            61,908,782
      Strategist (Class Y Shares)                                                                 55,794,328            55,794,328
      Utilities (Class Y Shares)                                                                  19,653,084            19,653,084

OCC Accumulation Trust
      OCC Science and Technology                             921                                                               921
      OCC Small Cap                                          798                                                               798

Oppenheimer Variable Account Funds
      Oppenheimer Bond                                 8,734,608                                                         8,734,608
      Oppenheimer Capital Appreciation                 4,902,477                                                         4,902,477
      Oppenheimer Global Securities                    4,402,396                                                         4,402,396
      Oppenheimer High Income                          1,061,681                                                         1,061,681
      Oppenheimer Main Street Small Cap
        Growth                                         2,077,937                                                         2,077,937

Oppenheimer Variable Account Funds
  (Service Class ("SC"))
      Oppenheimer Main Street Small Cap
        Growth (SC)                                        8,477                                                             8,477

PIMCO Variable Insurance Trust
      Foreign Bond                                       107,683                                                           107,683
      Money Market                                         6,886                                                             6,886
      Total Return                                       107,930                                                           107,930

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

             PRESENTATION OF NET ASSETS OF SUB-ACCOUNTS (CONTINUED)
                        GIVING EFFECT TO THE NLIC MERGER
                                 JANUARY 1, 2003

                                                                       Pre-Merger                                 Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                             Allstate Financial                                                Allstate Financial
                                             Advisors Separate    Northbrook Variable   Northbrook Variable    Advisors Separate
Sub-Account                                      Account I          Annuity Account      Annuity Account II        Account I
----------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
      VT Growth and Income                  $                  -  $                  -  $         30,708,551  $         30,708,551
      VT High Yield                                      118,281                                                           118,281
      VT International Growth                                                                     48,013,703            48,013,703
      VT International Growth and Income                   3,155                                                             3,155
      VT Small Cap Value                                                                          20,193,705            20,193,705
      VT Voyager                                                                                  34,395,037            34,395,037

Rydex Variable Trust
      Rydex OTC                                               35                                                                35

Salomon Brothers Variable Series Funds
      Capital                                              4,198                                                             4,198

The Universal Institutional Funds, Inc.
      UIF Emerging Markets Equity                                                                 21,571,826            21,571,826
      UIF Equity Growth                                                                           47,599,623            47,599,623
      UIF International Magnum                                                                    19,087,765            19,087,765
      UIF Mid Cap Growth                                                                           6,544,012             6,544,012
      UIF Mid Cap Value                                                                           75,421,246            75,421,246
      UIF U.S. Real Estate                                                                        44,037,989            44,037,989
      Van Kampen UIF High Yield                          111,342                                                           111,342

Van Kampen Life Investment Trust
      LIT Comstock                                     3,456,420                                  19,704,044            23,160,464
      LIT Emerging Growth                              3,060,577                                  82,915,649            85,976,226
      LIT Government                                   1,295,686                                                         1,295,686
      LIT Money Market                                 4,198,773                                                         4,198,773

Van Kampen Life Investment Trust (Class II)
      LIT Comstock (Class II)                                                                     38,761,904            38,761,904
      LIT Emerging Growth (Class II)                                                              24,441,575            24,441,575
      LIT Growth and Income (Class II)                     4,554                                                             4,554
                                            --------------------  --------------------  --------------------  --------------------

         TOTAL NET ASSETS                   $        106,523,777  $         88,184,194  $      4,769,899,415  $      4,964,607,386
                                            ====================  ====================  ====================  ====================

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

     On March 12, 2004, the Board of Directors of Allstate approved the merger of the Allstate Life Insurance Company Separate Account A ("Separate Account A") into the Account (the "Prospective Merger"). Allstate will consummate the Propsective Merger on May 1, 2004. Collectively, the Account, and the Separate Account A are referred to as the "Separate Accounts".

     At December 31, 2003, the Separate Account A and the Account offered 51 and 149 variable sub-accounts, respectively. Thirty-eight of the sub-accounts offered by the Separate Account A were invested in the same underlying funds as 38 of the sub-accounts offered by the Account. Upon completion of the Prospective Merger on May 1, 2004, the Account will offer 162 sub-accounts giving effect to the combination of consistent underlying Funds investments.

     The Prospective Merger of the Separate Accounts, including the combination of overlapping sub-accounts, will require no adjustments and will not change the number of units and accumulation unit fair values of the policyholders' interests in the sub-accounts. Additionally, the policies and related fee structures offered through the Account will not change as a result of the Merger. The following table presents a listing of the net assets applicable to the sub-accounts giving effect to the Prospective Merger as of December 31, 2003.

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

      PRO FORMA SCHEDULE OF THE PROSPECTIVE MERGER OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                                  Pre-Merger                       Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Allstate           Allstate Life            Allstate
                                                                   Financial Advisors    Insurance Company     Financial Advisors
Sub-Account                                                        Separate Account I    Separate Account A    Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
      AIM V. I. Capital Appreciation                              $         33,541,482  $                  -  $         33,541,482
      AIM V. I. Core Equity                                                  2,904,307                     -             2,904,307
      AIM V. I. Dent Demographics                                               12,782                     -                12,782
      AIM V. I. Diversified Income                                           1,488,943                     -             1,488,943
      AIM V. I. Global Utilities                                            17,975,174                     -            17,975,174
      AIM V. I. International Growth                                         1,312,582                     -             1,312,582
      AIM V. I. Premier Equity                                              51,384,168                     -            51,384,168

AIM Variable Insurance Funds Series II
      AIM V. I. Basic Value II                                               7,386,036                     -             7,386,036
      AIM V. I. Capital Appreciation II                                      4,592,142                     -             4,592,142
      AIM V. I. Premier Equity II                                            2,358,115                     -             2,358,115

AllianceBernstein Variable Product Series Fund
      AllianceBernstein Growth                                              31,863,113                     -            31,863,113
      AllianceBernstein Growth & Income                                    207,152,036                     -           207,152,036
      AllianceBernstein Premier Growth                                      42,433,191                     -            42,433,191
      AllianceBernstein Small Cap Value                                     13,600,943                     -            13,600,943

Fidelity Variable Insurance Products Fund
      VIP Contrafund                                                         6,105,592                     -             6,105,592
      VIP Growth                                                             5,050,877                     -             5,050,877
      VIP High Income                                                        1,461,039                     -             1,461,039
      VIP Index 500                                                          6,981,285                     -             6,981,285
      VIP Investment Grade Bond                                              5,069,868                     -             5,069,868
      VIP Overseas                                                           1,784,135                     -             1,784,135

Fidelity Variable Insurance Products Fund (Service Class 2)
      VIP Equity-Income (Service Class 2)                                        2,169                     -                 2,169
      VIP Investment Grade Bond (Service Class 2)                               24,991                     -                24,991
      VIP Overseas (Service Class 2)                                             6,888                     -                 6,888

Franklin Templeton Variable Insurance Products Trust
      Franklin Growth and Income Securities                                    759,402            37,132,163            37,891,565
      Franklin Small Cap                                                             -             3,451,732             3,451,732
      Franklin Small Cap Value Securities                                      338,737            20,237,104            20,575,841
      Mutual Shares Securities                                                 856,680            31,176,488            32,033,168
      Templeton Developing Markets Securities                                   74,489             6,824,462             6,898,951
      Templeton Foreign Securities                                             357,041            11,704,410            12,061,451
      Templeton Global Income Securities                                             -             2,737,267             2,737,267

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

      PRO FORMA SCHEDULE OF THE PROSPECTIVE MERGER OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                                  Pre-Merger                       Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Allstate           Allstate Life            Allstate
                                                                   Financial Advisors    Insurance Company     Financial Advisors
Sub-Account                                                        Separate Account I    Separate Account A    Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series (Service Shares)
      International Value (Service Shares)                        $             32,989  $                  -  $             32,989

Lazard Retirement Series, Inc.
      Emerging Markets                                                           7,323                     -                 7,323

LSA Variable Series Trust
      LSA Aggressive Growth                                                  7,698,207             5,817,848            13,516,055
      LSA Balanced                                                           6,084,961                     -             6,084,961
      LSA Basic Value                                                        2,523,457                     -             2,523,457
      LSA Blue Chip                                                          2,239,215                     -             2,239,215
      LSA Capital Appreciation                                               2,761,516                     -             2,761,516
      LSA Capital Growth                                                     4,431,834                     -             4,431,834
      LSA Diversified Mid Cap                                                3,242,984                     -             3,242,984
      LSA Emerging Growth Equity                                             4,294,714                     -             4,294,714
      LSA Equity Growth                                                      3,908,673             3,545,799             7,454,472
      LSA Mid Cap Value                                                      3,463,611            11,269,986            14,733,597
      LSA Value Equity                                                       5,998,238                     -             5,998,238

MFS Variable Insurance Trust
      MFS Bond                                                               2,793,304                     -             2,793,304
      MFS High Income                                                          782,803                     -               782,803
      MFS Investors Trust                                                    2,398,288                     -             2,398,288
      MFS New Discovery                                                      3,315,071                     -             3,315,071

MFS Variable Insurance Trust (Service Class)
      MFS New Discovery (Service Class)                                          5,079                     -                 5,079
      MFS Utilities (Service Class)                                                115                     -                   115

Morgan Stanley Variable Investment Series
      Aggressive Equity                                                     40,215,397                     -            40,215,397
      Dividend Growth                                                      820,639,080                     -           820,639,080
      Equity                                                               588,664,393                     -           588,664,393
      European Growth                                                      187,302,093                     -           187,302,093
      Global Advantage                                                      24,223,535                     -            24,223,535
      Global Dividend Growth                                               209,033,340                     -           209,033,340
      High Yield                                                            54,253,596                     -            54,253,596
      Income Builder                                                        49,256,169                     -            49,256,169
      Information                                                            4,836,908                     -             4,836,908
      Limited Duration                                                      61,419,633                     -            61,419,633
      Money Market                                                         237,222,386                     -           237,222,386
      Pacific Growth                                                        22,979,375                     -            22,979,375

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

      PRO FORMA SCHEDULE OF THE PROSPECTIVE MERGER OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                                  Pre-Merger                       Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Allstate           Allstate Life            Allstate
                                                                   Financial Advisors    Insurance Company     Financial Advisors
Sub-Account                                                        Separate Account I    Separate Account A    Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series (continued)
      Quality Income Plus                                         $        340,872,162  $                  -  $        340,872,162
      S&P 500 Index                                                        127,914,358                     -           127,914,358
      Strategist                                                           366,548,791                     -           366,548,791
      Utilities                                                            165,008,970                     -           165,008,970

Morgan Stanley Variable Investment Series (Class Y Shares)
      Aggressive Equity (Class Y Shares)                                    25,091,166                     -            25,091,166
      Dividend Growth (Class Y Shares)                                     114,227,344                     -           114,227,344
      Equity (Class Y Shares)                                               98,664,916                     -            98,664,916
      European Growth (Class Y Shares)                                      35,784,953                     -            35,784,953
      Global Advantage (Class Y Shares)                                      9,194,190                     -             9,194,190
      Global Dividend Growth (Class Y Shares)                               46,679,829                     -            46,679,829
      High Yield (Class Y Shares)                                           33,806,498                     -            33,806,498
      Income Builder (Class Y Shares)                                       40,657,582                     -            40,657,582
      Information (Class Y Shares)                                          13,028,213                     -            13,028,213
      Limited Duration (Class Y Shares)                                    120,622,818                     -           120,622,818
      Money Market (Class Y Shares)                                         90,996,494                     -            90,996,494
      Pacific Growth (Class Y Shares)                                        7,364,292                     -             7,364,292
      Quality Income Plus (Class Y Shares)                                 136,406,124                     -           136,406,124
      S&P 500 Index (Class Y Shares)                                       127,060,639                     -           127,060,639
      Strategist (Class Y Shares)                                           87,272,377                     -            87,272,377
      Utilities (Class Y Shares)                                            25,294,915                     -            25,294,915

Oppenheimer Variable Account Funds
      Oppenheimer Bond                                                       4,894,145                     -             4,894,145
      Oppenheimer Capital Appreciation                                       6,527,395                     -             6,527,395
      Oppenheimer Global Securities                                          5,790,956                     -             5,790,956
      Oppenheimer High Income                                                1,547,704                     -             1,547,704
      Oppenheimer Main Street Small Cap Growth                               3,423,442                     -             3,423,442

Oppenheimer Variable Account Funds (Service Class ("SC"))
      Oppenheimer Aggressive Growth (SC)                                        70,489             7,124,927             7,195,416
      Oppenheimer Capital Appreciation (SC)                                    332,965            14,863,083            15,196,048
      Oppenheimer Global Securities (SC)                                       101,582            13,382,794            13,484,376
      Oppenheimer High Income (SC)                                             198,261            13,816,732            14,014,993
      Oppenheimer Main Street (SC)                                             345,452            35,963,363            36,308,815
      Oppenheimer Main Street Small Cap Growth (SC)                            280,132            14,999,373            15,279,505
      Oppenheimer Multiple Strategies (SC)                                     244,536            17,413,379            17,657,915
      Oppenheimer Strategic Bond (SC)                                          349,475            32,018,300            32,367,775

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

      PRO FORMA SCHEDULE OF THE PROSPECTIVE MERGER OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                                  Pre-Merger                       Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Allstate           Allstate Life            Allstate
                                                                   Financial Advisors    Insurance Company     Financial Advisors
Sub-Account                                                        Separate Account I    Separate Account A    Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
PIMCO Advisors Variable Insurance Trust
      OpCap Small Cap                                             $              1,425  $                  -  $              1,425
      PEA Science and Technology                                                   549                     -                   549

PIMCO Variable Insurance Trust
      Foreign Bond                                                               1,696                     -                 1,696
      Money Market                                                              13,921                     -                13,921
      PIMCO Total Return                                                         1,220                     -                 1,220

Putnam Variable Trust
      VT American Government Income                                                  -            83,024,615            83,024,615
      VT Capital Appreciation                                                        -            15,652,558            15,652,558
      VT Capital Opportunities                                                       -             1,360,644             1,360,644
      VT Discovery Growth                                                            -            19,925,067            19,925,067
      VT Diversified Income                                                          -            91,661,844            91,661,844
      VT Equity Income                                                               -             9,460,206             9,460,206
      VT The George Putnam Fund of Boston                                    4,859,799           201,856,112           206,715,911
      VT Global Asset Allocation                                                61,584            23,833,989            23,895,573
      VT Global Equity                                                               -            57,064,982            57,064,982
      VT Growth and Income                                                  48,212,408           573,008,661           621,221,069
      VT Growth Opportunities                                                        -            28,238,487            28,238,487
      VT Health Sciences                                                       105,398            81,050,078            81,155,476
      VT High Yield                                                            431,437            99,939,891           100,371,328
      VT Income                                                                200,978           198,373,066           198,574,044
      VT International Equity                                               70,507,555           149,694,802           220,202,357
      VT International Growth and Income                                         4,259            38,735,134            38,739,393
      VT International New Opportunities                                             -            27,875,145            27,875,145
      VT Investors                                                             853,069           175,307,083           176,160,152
      VT Mid Cap Value                                                               -             2,665,658             2,665,658
      VT Money Market                                                           53,938            84,878,424            84,932,362
      VT New Opportunities                                                     122,170           132,007,405           132,129,575
      VT New Value                                                               8,145           115,014,269           115,022,414
      VT OTC & Emerging Growth                                                       -            34,595,330            34,595,330
      VT Research                                                                6,829           108,184,220           108,191,049
      VT Small Cap Value                                                    39,107,614           113,163,350           152,270,964
      VT Utilities Growth and Income                                            33,264            40,076,228            40,109,492
      VT Vista                                                                  84,523            85,633,372            85,717,895
      VT Voyager                                                            48,115,607           344,692,792           392,808,399

Rydex Variable Trust
      Rydex OTC                                                                     51                     -                    51

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

      PRO FORMA SCHEDULE OF THE PROSPECTIVE MERGER OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                                  Pre-Merger                       Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Allstate           Allstate Life            Allstate
                                                                   Financial Advisors    Insurance Company     Financial Advisors
Sub-Account                                                        Separate Account I    Separate Account A    Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds, Inc.
      Variable All Cap                                            $              5,799  $                  -  $              5,799

STI Classic Varible Trust
      STI Capital Appreciation                                                 253,766                     -               253,766
      STI Growth & Income                                                      116,659                     -               116,659
      STI International Equity                                                     991                     -                   991
      STI Investment Grade Bond                                                116,442                     -               116,442
      STI Mid-Cap Equity                                                       131,347                     -               131,347
      STI Small Cap Value Equity                                                84,840                     -                84,840
      STI Value Income Stock                                                    38,544                     -                38,544

The Universal Institutional Funds, Inc.
      UIF Emerging Markets Equity                                           33,517,013                     -            33,517,013
      UIF Equity Growth                                                     56,334,263                     -            56,334,263
      UIF High Yield                                                           326,201                     -               326,201
      UIF International Magnum                                              28,528,771                     -            28,528,771
      UIF Mid Cap Growth                                                    26,112,011                     -            26,112,011
      UIF Mid Cap Value                                                    113,886,269                     -           113,886,269
      UIF U. S. Real Estate                                                 61,625,979                     -            61,625,979

The Universal Institutional Funds, Inc. (Class II)
      UIF Emerging Markets Debts (Class II)                                  2,333,019             1,963,110             4,296,129
      UIF Emerging Markets Equity (Class II)                                 4,042,710                     -             4,042,710
      UIF Equity and Income (Class II)                                       6,494,199                     -             6,494,199
      UIF Equity Growth (Class II)                                           7,030,189                     -             7,030,189
      UIF Global Franchise (Class II)                                        9,257,072                     -             9,257,072
      UIF Mid Cap Growth (Class II)                                         10,261,922                     -            10,261,922
      UIF Small Company Growth (Class II)                                   11,025,848             3,036,254            14,062,102
      UIF U.S. Mid Cap Value (Class II)                                     18,124,207                     -            18,124,207
      UIF U.S. Real Estate (Class II)                                        9,333,893             9,232,681            18,566,574

Van Kampen Life Investment Trust
      LIT Comstock                                                          62,969,023                     -            62,969,023
      LIT Emerging Growth                                                   95,881,127                     -            95,881,127
      LIT Government                                                         1,491,153                     -             1,491,153
      LIT Money Market                                                       2,988,509                     -             2,988,509

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

      PRO FORMA SCHEDULE OF THE PROSPECTIVE MERGER OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                                  Pre-Merger                       Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Allstate           Allstate Life            Allstate
                                                                   Financial Advisors    Insurance Company     Financial Advisors
Sub-Account                                                        Separate Account I    Separate Account A    Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life investment Trust (Class II)
      LIT Aggressive Growth (Class II)                            $          3,686,760  $                  -  $          3,686,760
      LIT Comstock (Class II)                                              137,393,163                     -           137,393,163
      LIT Emerging Growth (Class II)                                        45,747,914             8,658,238            54,406,152
      LIT Growth and Income (Class II)                                      28,597,862            27,799,801            56,397,663
                                                                  --------------------  --------------------  --------------------

        TOTAL NET ASSETS                                          $      5,830,034,563  $      3,271,142,706  $      9,101,177,269
                                                                  ====================  ====================  ====================

--------------------------------------------------------------------------------

4.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.60% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.19% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge of $30 or $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 1%-7% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2003 were as follows:

                                                                                     Purchases
                                                                                  ---------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
      AIM V. I. Capital Appreciation                                              $    30,336,839
      AIM V. I. Core Equity                                                               348,641
      AIM V. I. Dent Demographics                                                           2,484
      AIM V. I. Diversified Income                                                        691,100
      AIM V. I. Growth                                                                 18,455,479
      AIM V. I. International Growth                                                      104,493
      AIM V. I. Premier Equity                                                          7,528,471

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
      AIM V.I. Basic Value II (a)                                                       6,923,800
      AIM V.I. Capital Appreciation II (a)                                              4,709,354
      AIM V.I. Premier Equity II (a)                                                    2,589,492

Investments in the AllianceBernstein Variable Product Series Sub-Accounts:
      AllianceBernstein Growth (b)                                                     32,307,445
      AllianceBernstein Growth & Income (c)                                           116,617,700
      AllianceBernstein Premier Growth (d)                                             20,199,415
      AllianceBernstein Small Cap Value (a)                                            12,243,873

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
      VIP Contrafund                                                                    1,666,000
      VIP Growth                                                                        1,040,477
      VIP High Income                                                                     668,881
      VIP Index 500                                                                     2,383,378
      VIP Investment Grade Bond                                                         1,642,205
      VIP Overseas                                                                        291,300

Investments in the Fidelity Variable Insurance Products Fund (Service
  Class 2) Sub-Accounts:
      VIP Equity-Income (Service Class 2)                                                     236
      VIP Investment Grade Bond (Service Class 2)                                          28,351
      VIP Overseas (Service Class 2)                                                        2,296

Investments in the Franklin Templeton Variable Insurance Products Trust
  Sub-Accounts:
      Franklin Growth and Income Securities (e)                                           708,237
      Franklin Small Cap Value Securities (e)                                             320,041
      Mutual Shares Securities (e)                                                        822,454
      Templeton Developing Markets Securities (e)                                          66,037
      Templeton Foreign Securities (e)                                                    343,021

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(b) Previously known as Alliance Growth
(c) Previously known as Alliance Growth & Income
(d) Previously known as Alliance Premier Growth
(e) For the period beginning July 15, 2003 and ended December 31, 2003

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                  ---------------
Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
      International Value (Service Shares) (f)                                    $        21,182
      Worldwide Growth (Service Shares)                                                        48

Investments in the Lazard Retirement Series, Inc. Sub-Account:
      Emerging Markets                                                                         32

Investments in the LSA Variable Series Trust Sub-Accounts:
      LSA Aggressive Growth                                                             3,175,124
      LSA Balanced                                                                         68,236
      LSA Basic Value                                                                       2,149
      LSA Blue Chip                                                                         3,389
      LSA Capital Appreciation                                                                961
      LSA Capital Growth (g)                                                                8,562
      LSA Disciplined Equity (h)                                                               26
      LSA Diversified Mid Cap                                                               3,568
      LSA Emerging Growth Equity                                                            2,280
      LSA Equity Growth (i)                                                                 6,601
      LSA Mid Cap Value                                                                   132,643
      LSA Value Equity                                                                     78,651

Investments in the MFS Variable Insurance Trust Sub-Accounts:
      MFS Bond                                                                          1,148,925
      MFS High Income                                                                     336,828
      MFS Investors Trust                                                                 383,905
      MFS New Discovery                                                                   573,789

Investments in the MFS Variable Insurance Trust (Service Class)
  Sub-Account:
      MFS Utilities (Service Class)                                                             2

Investments in the Morgan Stanley Variable Investment Series
  Sub-Accounts:
      Aggressive Equity                                                                 9,448,585
      Dividend Growth                                                                  69,501,559
      Equity                                                                           32,067,561
      European Growth                                                                  39,909,688
      Global Advantage                                                                 20,005,935
      Global Dividend Growth                                                          121,050,654
      High Yield                                                                       72,946,729
      Income Builder                                                                   12,167,293
      Information                                                                      11,213,784

(f) Previously known as Global Value (Service Shares)
(g) Previously known as LSA Growth Equity
(h) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth
(i) Previously known as LSA Focused Equity

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                  ---------------
Investments in the Morgan Stanley Variable Investment Series
  Sub-Accounts (continued):
      Limited Duration                                                            $    52,172,049
      Money Market                                                                    728,059,974
      Pacific Growth                                                                   44,166,552
      Quality Income Plus                                                             146,818,954
      S&P 500 Index                                                                    86,965,905
      Strategist                                                                       20,613,337
      Utilities                                                                        35,730,631

Investments in the Morgan Stanley Variable Investment Series (Class Y
  Shares) Sub-Accounts:
      Aggressive Equity (Class Y Shares)                                               21,165,413
      Dividend Growth (Class Y Shares)                                                 34,849,235
      Equity (Class Y Shares)                                                          27,117,255
      European Growth (Class Y Shares)                                                 93,772,270
      Global Advantage (Class Y Shares)                                                 3,081,458
      Global Dividend Growth (Class Y Shares)                                          20,467,908
      High Yield (Class Y Shares)                                                      26,430,235
      Income Builder (Class Y Shares)                                                  26,116,571
      Information (Class Y Shares)                                                      5,831,212
      Limited Duration (Class Y Shares)                                                78,110,278
      Money Market (Class Y Shares)                                                   362,853,773
      Pacific Growth (Class Y Shares)                                                 145,305,303
      Quality Income Plus (Class Y Shares)                                             72,561,729
      S&P 500 Index (Class Y Shares)                                                   54,456,726
      Strategist (Class Y Shares)                                                      23,403,230
      Utilities (Class Y Shares)                                                        5,838,557

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
      Oppenheimer Bond                                                                  1,563,014
      Oppenheimer Capital Appreciation                                                    805,479
      Oppenheimer Global Securities                                                       484,349
      Oppenheimer High Income                                                             523,038
      Oppenheimer Main Street Small Cap Growth                                            757,917

Investments in the Oppenheimer Variable Account Funds (Service
  Class ("SC")) Sub-Accounts:
      Oppenheimer Aggressive Growth (SC) (e)                                               86,788
      Oppenheimer Capital Appreciation (SC) (e)                                           317,846
      Oppenheimer Global Securities (SC) (e)                                               94,384
      Oppenheimer High Income (SC) (e)                                                    193,647
      Oppenheimer Main Street (SC) (e)                                                    330,967
      Oppenheimer Main Street Small Cap Growth (SC)                                       255,401
      Oppenheimer Multiple Strategies (SC) (e)                                            237,530
      Oppenheimer Strategic Bond (SC) (e)                                                 342,757

(e) For the period beginning July 15, 2003 and ended December 31, 2003

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                  ---------------
Investments in the PIMCO Advisors Variable Insurance Trust Sub-Account (j):
      OpCap Small Cap (k)                                                         $           249

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
      Foreign Bond                                                                            980
      Money Market                                                                         10,938
      PIMCO Total Return                                                                    1,080

Investments in the Putnam Variable Trust Sub-Accounts:
      VT The George Putnam Fund of Boston (a)                                           5,064,427
      VT Global Asset Allocation (e)                                                       57,670
      VT Growth and Income                                                             49,018,634
      VT Health and Sciences (e)                                                           99,398
      VT High Yield                                                                       268,121
      VT Income (e)                                                                       198,350
      VT International Equity (m)                                                      84,860,100
      VT International Growth and Income                                                       61
      VT Investors (a)                                                                    835,797
      VT Money Market                                                                      68,828
      VT New Opportunities (e)                                                            119,795
      VT New Value                                                                          7,583
      VT Research                                                                          11,030
      VT Small Cap Value                                                               67,625,294
      VT Utilities Growth and Income (e)                                                   30,339
      VT Vista (e)                                                                        106,726
      VT Voyager                                                                       35,173,332

Investments in the Salomon Brothers Variable Series Funds Sub-Account:
      Variable All Cap (n)                                                                     78

Investment in the STI Classic Variable Trust Sub-Accounts:
      STI Capital Appreciation (e)                                                        241,026
      STI Growth & Income (e)                                                             109,834
      STI International Equity (e)                                                            962
      STI Investment Grade Bond (e)                                                       117,008
      STI Mid-Cap Equity (e)                                                              126,459
      STI Small Cap Value Equity (e)                                                       78,066
      STI Value Income Stock (e)                                                           46,094

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(e) For the period beginning July 15, 2003 and ended December 31, 2003
(j) Previously known as OCC Accumulation Trust
(k) Previously known as OCC Small Cap
(m) Previously known as VT International Growth
(n) Previously known as Capital

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                  ---------------
Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
      UIF Emerging Markets Equity                                                 $   243,855,189
      UIF Equity Growth                                                                16,743,293
      UIF High Yield                                                                      166,149
      UIF International Magnum                                                        207,452,064
      UIF Mid Cap Growth                                                               54,903,695
      UIF Mid Cap Value                                                                91,812,906
      UIF U.S. Real Estate                                                             92,774,926

Investments in The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
      UIF Active International Allocation (Class II) (o)                                1,797,743
      UIF Emerging Markets Debt (Class II) (a)                                          2,331,929
      UIF Emerging Markets Equity (Class II) (a)                                        3,733,880
      UIF Equity and Income (Class II) (a)                                              6,599,288
      UIF Equity Growth (Class II) (a)                                                  7,048,261
      UIF Global Franchise (Class II) (a)                                               8,921,612
      UIF Mid Cap Growth (Class II) (a)                                                 9,908,347
      UIF Small Company Growth (Class II) (a)                                          10,477,398
      UIF U.S. Mid Cap Value (Class II) (a)                                            16,691,201
      UIF U.S. Real Estate (Class II) (a)                                               8,799,748

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
      LIT Comstock                                                                     65,825,030
      LIT Emerging Growth                                                              66,423,594
      LIT Government                                                                      808,553
      LIT Money Market                                                                  2,403,408

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
      LIT Aggressive Growth (Class II) (a)                                              3,513,705
      LIT Comstock (Class II)                                                          85,340,237
      LIT Emerging Growth (Class II)                                                   17,592,603
      LIT Growth and Income (Class II)                                                 26,440,998
                                                                                  ---------------

                                                                                  $ 4,075,825,877
                                                                                  ===============

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(o) For the period beginning May 1, 2003 and ended October 31, 2003

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

     Allstate offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

     As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit fair values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests.

          ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administration expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units.

               Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

               The 2002 and 2001 financial highlights have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the AIM Variable
  Insurance Funds Sub-Accounts:
    AIM V. I. Capital Appreciation
       2003                           5,309  $   6.63 - $  10.23   $   33,541            0.00%   0.70% -    2.30%   26.54% -  28.62%
       2002                           4,795      5.15 -     8.09       23,804            0.00    0.70  -    2.30   -24.88  - -19.13
       2001                           3,787      6.86 -     9.21       25,393            0.00    0.70  -    2.20   -23.82  -  -7.94
    AIM V. I. Core Equity
       2003                             357      8.01 -     8.15        2,904            0.99    1.25  -    1.65    22.39  -  22.88
       2002                             364      6.54 -     6.63        2,412            0.35    1.25  -    1.65   -16.97  - -16.63
       2001                             323      7.88 -     7.96        2,572            0.07    1.25  -    1.65   -24.11  - -23.80

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts (continued):
    AIM V. I. Dent
      Demographics
       2003                               1  $  11.27 - $  11.27   $       13            0.00% 1.50%   -    1.50%   35.41% -  35.41%
       2002                               1      8.32 -     8.32            8            0.00  1.50    -    1.50   -33.22  - -33.22
       2001 (u)                           1     12.46 -    12.46            6            0.00  1.50    -    1.50    24.59  -  24.59
    AIM V. I. Diversified
      Income
       2003                             135     11.00 -    11.09        1,489            7.09  1.25    -    1.45     7.67  -   7.88
       2002                             101     10.21 -    10.28        1,037            9.05  1.25    -    1.45     0.83  -   1.03
       2001                              68     10.13 -    10.18          693            9.05  1.25    -    1.45     2.09  -   2.30
    AIM V. I. Growth
       2003                           4,109      4.83 -     7.63       17,975            0.00  0.70    -    2.20    28.39  -  30.32
       2002                           3,081      3.70 -     5.94       10,486            0.00  0.70    -    2.20   -32.48  - -31.45
       2001                           2,275      5.40 -     8.80       11,267            0.26  0.70    -    2.20   -34.35  - -11.96
    AIM V. I. International
      Growth
       2003                             152      8.50 -     8.65        1,313            0.52  1.25    -    1.65    26.95  -  27.46
       2002                             163      6.70 -     6.79        1,105            0.64  1.25    -    1.65   -17.06  - -16.72
       2001                             141      8.07 -     8.15        1,147            0.42  1.25    -    1.65   -24.79  - -24.49
    AIM V. I. Premier
      Equity
       2003                           8,327      6.49 -     7.80       51,384            0.29  0.70    -    2.20    22.36  -  24.21
       2002                           9,117      5.23 -     6.37       45,502            0.39  0.70    -    2.20   -31.78  - -30.75
       2001                           8,445      7.55 -     9.34       60,754            0.17  0.70    -    2.20   -13.18  -  -6.61

Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts:
    AIM V. I. Basic
      Value II
       2003 (a)                         573     12.81 -    12.92        7,386            0.00  1.29    -    2.59    28.08  -  29.22
    AIM V. I. Capital
      Appreciation II
       2003 (a)                         375     12.16 -    12.27        4,592            0.00  1.29    -    2.59    21.60  -  22.68
    AIM V. I. Premier
      Equity II
       2003 (a)                         201     11.68 -    11.78        2,358            0.39  1.29    -    2.59    16.81  -  17.85

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(u) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the
  AllianceBernstein Variable
  Product Series Fund
  Sub-Accounts:
    AllianceBernstein
      Growth (b)
       2003                           4,787  $   6.18 - $  12.37   $   31,863            0.00% 0.70%   -    2.59%   23.69% -  33.76%
       2002                           2,805      4.62 -     6.39       12,173            0.00  0.70    -    2.20   -29.83  - -28.77
       2001                           2,582      6.49 -     9.10       15,817            0.22  0.70    -    2.20   -35.14  -  -8.99
    AllianceBernstein
      Growth & Income (c)
       2003                          20,088     11.83 -    12.20      207,152            0.79  0.70    -    2.59    22.04  -  31.26
       2002                          17,354      8.05 -     9.01      135,646            0.58  0.70    -    2.30   -22.81  - -19.52
       2001                          14,042      9.49 -    11.68      145,030            0.47  0.70    -    2.20    -5.10  -  -0.55
    AllianceBernstein
      Premier Growth (d)
       2003                           7,152      6.01 -    11.41       42,433            0.00  0.70    -    2.59    14.10  -  22.51
       2002                           6,459      4.91 -     6.28       29,035            0.00  0.70    -    2.20   -32.35  - -31.32
       2001                           5,850      7.14 -     9.29       38,131            0.00  0.70    -    2.20   -17.98  -  -7.12
    AllianceBernstein
      Small Cap Value
       2003 (a)                       1,000     13.52 -    13.64       13,601            0.10  1.29    -    2.59    35.21  -  36.42

Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts:
    VIP Contrafund
       2003                             585     10.28 -    10.46        6,106            0.40  1.25    -    1.65    26.36  -  26.87
       2002                             478      8.14 -     8.25        3,931            0.80  1.25    -    1.65   -10.83  - -10.48
       2001                             374      9.12 -     9.21        3,435            0.42  1.25    -    1.65   -13.69  - -13.34
    VIP Growth
       2003                             630      7.90 -     8.04        5,051            0.24  1.25    -    1.65    30.68  -  31.20
       2002                             563      6.04 -     6.13        3,443            0.25  1.25    -    1.65   -31.25  - -30.98
       2001                             510      8.79 -     8.88        4,521            0.05  1.25    -    1.65   -19.01  - -18.68
    VIP High Income
       2003                             168      8.55 -     8.70        1,461            5.19  1.25    -    1.65   -14.50  -  25.69
       2002                             101      6.88 -     6.92          697            9.55  1.25    -    1.45     1.95  -   2.16
       2001                              81      6.71 -     6.78          549            8.48  1.25    -    1.65   -32.87  - -12.84

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(b) Previously known as Alliance Growth
(c) Previously known as Alliance Growth & Income
(d) Previously known as Alliance Premier Growth

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts
  (continued):
    VIP Index 500
      2003                              827  $   8.31 - $   8.46   $    6,981            1.26% 1.25%   -    1.65%   26.31% -  26.82%
      2002                              669      6.58 -     6.67        4,453            1.16  1.25    -    1.65   -23.52  - -23.22
      2001                              493      8.60 -     8.69        4,279            0.69  1.25    -    1.65   -13.55  - -13.20
    VIP Investment Grade
     Bond
      2003                              379     13.17 -    13.41        5,070            3.99  1.25    -    1.65     3.48  -   3.90
      2002                              394     12.73 -    12.90        5,077            3.02  1.25    -    1.65     8.54  -   8.97
      2001                              267     11.73 -    11.84        3,154            2.84  1.25    -    1.65     6.68  -   7.11
    VIP Overseas
      2003                              198      8.87 -     9.03        1,784            0.73  1.25    -    1.65   -11.32  -  41.59
      2002                              183      6.33 -     6.37        1,166            0.80  1.25    -    1.45   -21.43  - -21.27
      2001                              162      8.02 -     8.10        1,308            3.42  1.25    -    1.65   -22.47  - -22.15

Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
    VIP Equity-Income
     (Service Class 2)
       2003                              <1     11.44 -    11.44            2            2.73  1.50    -    1.50    28.08  -  28.08
       2002                               1      8.93 -     8.93            7            0.53  1.50    -    1.50   -18.40  - -18.40
       2001 (u)                          <1     10.94 -    10.94            1            0.00  1.50    -    1.50     9.41  -   9.41
    VIP Investment Grade
     Bond (Service
     Class 2)
       2003                               2     11.15 -    11.15           25            6.41  1.50    -    1.50     3.37  -   3.37
       2002                              12     10.79 -    10.79          129            0.62  1.50    -    1.50     8.44  -   8.44
       2001 (u)                           1      9.95 -     9.95            9            0.00  1.50    -    1.50    -0.53  -  -0.53
    VIP Overseas
     (Service Class 2)
       2003                               1     12.14 -    12.14            7            0.34  1.50    -    1.50    40.89  -  40.89
       2002                              <1      8.62 -     8.62            3            0.85  1.50    -    1.50   -21.65  - -21.65
       2001 (u)                          <1     11.00 -    11.00            1            0.00  1.50    -    1.50     9.98  -   9.98

(u) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts:
    Franklin Growth and
      Income Securities
       2003 (e)                          57  $  13.38 - $  13.48   $      759            0.00% 1.29%   -    1.89%   33.76% -  34.75%
    Franklin Small Cap
      Value Securities
       2003 (e)                          23     14.48 -    14.65          339            0.00  1.29    -    2.34    44.80  -  46.53
    Mutual Shares
      Securities
       2003 (e)                          67     12.61 -    12.77          857            0.00  1.29    -    2.34    26.15  -  27.65
    Templeton Developing
      Markets Securities
       2003 (e)                           4     16.80 -    16.98           74            0.00  1.29    -    2.14    68.02  -  69.79
    Templeton Foreign
      Securities
       2003 (e)                          26     13.52 -    13.68          357            0.00  1.29    -    2.34    35.22  -  36.83

Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts:
    International Value
      (Service Shares) (f)
       2003                               2     13.42 -    13.42           33            0.28  1.50    -    1.50    31.39  -  31.39
       2002                               1     10.21 -    10.21            8            0.93  1.50    -    1.50     2.10  -   2.10
       2001 (u) (v)                       -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
    Worldwide Growth
      (Service Shares)
       2003                               -       N/A -      N/A            -            1.18  1.50    -    1.50      N/A  -    N/A
       2002                               1      8.27 -     8.27            9            1.27  1.50    -    1.50   -17.35  - -17.35
       2001 (u) (v)                       -       N/A -      N/A            -            0.00  1.50    -    1.50      N/A  -    N/A

(e) For the period beginning July 15, 2003 and ended December 31, 2003
(f) Previously known as Global Value (Service Shares)
(u) For the period beginning October 1, 2001 and ended December 31, 2001
(v) Although available in 2001, there was no activity until 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Lazard
  Retirement Series, Inc.
  Sub-Account:
    Emerging Markets
       2003                             < 1  $  17.68 - $  17.68   $        7            0.05% 1.50%   -    1.50%   50.65% -  50.65%
       2002                             < 1     11.73 -    11.73            5            0.61  1.50    -    1.50    -2.98  -  -2.98
       2001 (u)                         < 1     12.09 -    12.09            5            0.81  1.50    -    1.50    20.95  -  20.95

Investments in the LSA
  Variable Series Trust
  Sub-Accounts:
    LSA Aggressive
       Growth
       2003                             548      9.85 -    10.08        5,476            0.00  0.83    -    2.20    35.68  -  37.55
       2002                             260      7.26 -     7.33        1,909            0.00  0.83    -    2.20   -27.40  - -26.73
       2001 (u)                         < 1     11.48 -    11.48            4            0.00  1.50    -    1.50    14.82  -  14.82
    LSA Balanced
       2003                               1     10.43 -    10.43            9            1.23  1.50    -    1.50    27.29  -  27.29
       2002                               1      8.20 -     8.20            6            1.22  1.50    -    1.50   -19.53  - -19.53
       2001                             < 1     10.19 -    10.19            3            1.87  1.50    -    1.50     1.86  -   1.86
    LSA Basic Value
       2003                               1     11.62 -    11.62            8            0.00  1.50    -    1.50    31.42  -  31.42
       2002                             < 1      8.84 -     8.84            4            0.00  1.50    -    1.50   -22.88  - -22.88
       2001 (u)                         < 1     11.46 -    11.46            2            0.03  1.50    -    1.50    14.64  -  14.64
    LSA Blue Chip
       2003                               2     10.06 -    10.06           16            0.02  1.50    -    1.50    23.36  -  23.36
       2002                               2      8.16 -     8.16           12            0.00  1.50    -    1.50   -27.30  - -27.30
       2001 (u)                           1     11.22 -    11.22            6            0.00  1.50    -    1.50    12.22  -  12.22
    LSA Capital Appreciation
       2003                               1     11.44 -    11.44           17            0.00  1.50    -    1.50    28.39  -  28.39
       2002                               1      8.91 -     8.91           13            0.00  1.50    -    1.50   -29.73  - -29.73
       2001 (u)                         < 1     12.68 -    12.68            5            0.00  1.50    -    1.50    26.82  -  26.82
    LSA Capital Growth (g)
       2003                             < 1      9.99 -     9.99            1            0.21  1.50    -    1.50    21.69  -  21.69
       2002                             < 1      8.21 -     8.21            1            0.03  1.50    -    1.50   -25.51  - -25.51
       2001                             < 1     11.02 -    11.02          < 1            0.00  1.50    -    1.50    10.24  -  10.24
    LSA Disciplined Equity
       2003 (h)                           -      8.50 -     8.50            -            0.00  1.50    -    1.50     4.23  -   4.23
       2002                               1      8.16 -     8.16            6            0.41  1.50    -    1.50   -26.38  - -26.38
       2001                               1     11.08 -    11.08            6            0.22  1.50    -    1.50    10.83  -  10.83

(g) Previously known as LSA Growth Equity
(h) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth
(u) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the LSA
  Variable Series Trust
  Sub-Accounts (continued):
    LSA Diversified Mid Cap
       2003                               1  $  12.38 - $  12.38   $       11            0.07% 1.50%   -    1.50%   30.81% -  30.81%
       2002                               1      9.47 -     9.47            7            0.08  1.50    -    1.50   -20.46  - -20.46
       2001 (u)                         < 1     11.90 -    11.90            5            0.13  1.50    -    1.50    19.01  -  19.01
    LSA Emerging Growth
      Equity
       2003                               1     10.91 -    10.91            8            0.00  1.50    -    1.50    44.73  -  44.73
       2002                               1      7.54 -     7.54            5            0.00  1.50    -    1.50   -42.77  - -42.77
       2001                               1     13.17 -    13.17           10            0.03  1.50    -    1.50    31.69  -  31.69
    LSA Equity Growth (i)
       2003                               1      9.33 -     9.33            9            0.00  1.50    -    1.50    21.62  -  21.62
       2002                             < 1      7.67 -     7.67            1            0.00  1.50    -    1.50   -30.87  - -30.87
       2001                             < 1     11.10 -    11.10            1            0.06  1.50    -    1.50    11.02  -  11.02
    LSA Mid Cap Value
       2003                             < 1     15.04 -    15.04            2            0.09  1.50    -    1.50    37.68  -  37.68
       2002                             < 1     10.92 -    10.92            2            0.20  1.50    -    1.50     9.21  -   9.21
       2001 (u) (v)                       -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
    LSA Value Equity
       2003                               1     10.90 -    10.90            7            1.48  1.50    -    1.50    28.49  -  28.49
       2002                               1      8.49 -     8.49            5            0.00  1.50    -    1.50   -23.34  - -23.34
       2001                               1     11.07 -    11.07            9            0.49  1.50    -    1.50    10.71  -  10.71

Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts:
    MFS Bond
       2003                             209     13.15 -    13.38        2,793            5.69  1.25    -    1.65     7.55  -   7.98
       2002                             183     12.22 -    12.39        2,263            5.84  1.25    -    1.65     7.14  -   7.57
       2001                             121     11.41 -    11.52        1,394            4.58  1.25    -    1.65     6.92  -   7.35
    MFS High Income
       2003                              71     10.93 -    11.12          783            4.07  1.25    -    1.65    16.03  -  16.49
       2002                              47      9.42 -     9.55          447            7.56  1.25    -    1.65     0.89  -   1.29
       2001                              36      9.33 -     9.42          341            6.88  1.25    -    1.65     0.39  -   0.80
    MFS Investors Trust
       2003                             298      7.94 -     8.08        2,398            0.62  1.25    -    1.65    20.15  -  20.63
       2002                             270      6.60 -     6.70        1,806            0.60  1.25    -    1.65   -33.95  - -21.95
       2001                             215      8.54 -     8.58        1,844            0.43  1.25    -    1.45   -17.17  - -17.00

(i) Previously known as LSA Focused Equity
(u) For the period beginning October 1, 2001 and ended December 31, 2001
(v) Although available in 2001, there was no activity until 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts (continued):
    MFS New Discovery
       2003                             265  $  12.35 - $  12.57   $    3,315            0.00% 1.25%   -    1.65%   31.53% -  32.06%
       2002                             251      9.39 -     9.52        2,380            0.00  1.25    -    1.65   -32.75  - -32.48
       2001                             201     13.96 -    14.09        2,830            0.00  1.25    -    1.65    -6.59  -  -6.22

Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts:
    MFS New Discovery
      (Service Class)
       2003                             < 1     11.34 -    11.34            5            0.00  1.50    -    1.50    31.43  -  31.43
       2002                             < 1      8.63 -     8.63            4            0.00  1.50    -    1.50   -32.83  - -32.83
       2001 (u)                         < 1     12.85 -    12.85            1            0.00  1.50    -    1.50    28.50  -  28.50
    MFS Utilities (Service Class)
       2003                             < 1     10.21 -    10.21          < 1            1.99  1.50    -    1.50    33.54  -  33.54
       2002                             < 1      7.64 -     7.64          < 1            2.33  1.50    -    1.50   -23.57  - -23.57
       2001 (u) (v)                       -       N/A -      N/A            -            0.00  1.50    -    1.50      N/A  -    N/A

Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts:
    Aggressive Equity
       2003                           4,391      6.65 -     6.89       40,215            0.01  0.70    -    2.05    23.50  -  25.18
       2002                           5,099      5.38 -     5.50       37,744            0.31  0.70    -    2.05   -24.18  - -23.14
       2001                           6,802      7.10 -     7.16       66,416            0.32  0.70    -    2.05   -29.02  - -28.96
    Capital Growth
       2002 (q)                           -       N/A -      N/A            -            0.48  0.70    -    2.05      N/A  -    N/A
       2001                           4,701      7.45 -     7.78       96,677            0.54  0.70    -    2.05   -26.83  - -25.52
    Dividend Growth
       2003                          27,375      9.81 -    10.83      820,639            1.85  0.70    -    2.05    25.30  -  27.00
       2002                          31,946      7.83 -     8.53      779,026            2.00  0.70    -    2.05   -19.68  - -18.59
       2001                          38,547      9.75 -    10.48    1,198,348            1.85  0.70    -    2.05    -5.87  -  -2.55
    Equity
       2003                          17,326      6.30 -     6.74      588,664            0.37  0.70    -    2.05    20.31  -  21.95
       2002                          20,268      5.16 -     5.60      595,598            0.35  0.70    -    2.05   -22.82  - -21.76
       2001                          24,148      6.60 -     7.25      978,551            0.48  0.70    -    2.05   -27.45  - -27.38
    European Growth
       2003                           7,200      8.12 -     8.16      187,302            0.86  0.70    -    2.05    26.41  -  28.13
       2002                           8,623      6.34 -     6.45      182,586            1.46  0.70    -    2.05   -22.96  - -21.91
       2001                          10,422      8.11 -     8.38      298,772            1.11  0.70    -    2.05   -18.33  - -16.22

(q) On August 31, 2002, Capital Growth merged into Money Market
(u) For the period beginning October 1, 2001 and ended December 31, 2001
(v) Although available in 2001, there was no activity until 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts
  (continued):
    Global Advantage
       2003                           3,230  $   6.72 - $   7.39   $   24,224            1.06% 0.70%   -    2.05%   28.46% -  30.20%
       2002                           3,702      5.16 -     5.75       21,521            0.83  0.70    -    2.05   -22.42  - -21.37
       2001                           5,073      6.56 -     7.41       37,827            0.63  0.70    -    2.05   -25.89  - -23.87
    Global Dividend Growth
       2003                          11,608     10.51 -    11.29      209,033            1.91  0.70    -    2.05    29.39  -  31.15
       2002                          13,562      8.12 -     8.61      190,169            1.80  0.70    -    2.05   -14.29  - -13.13
       2001                          16,305      9.48 -     9.91      269,474            2.70  0.70    -    2.05    -6.91  -  -5.24
    High Yield
       2003                           4,896      5.15 -     7.05       54,254           10.14  0.70    -    2.05    25.14  -  26.84
       2002                           4,838      4.06 -     5.63       43,505           18.30  0.70    -    2.05    -9.02  -  -7.78
       2001                           6,229      4.40 -     6.19       62,081           18.08  0.70    -    2.05   -38.08  - -34.21
    Income Builder
       2003                           3,590     11.03 -    11.67       49,256            3.09  0.70    -    2.05    18.39  -  20.00
       2002                           4,059      9.32 -     9.72       47,094            4.20  0.70    -    2.05    -8.29  -  -6.82
       2001                           4,728     10.06 -    10.60       60,291            4.71  0.70    -    1.85     0.63  -   6.02
    Information
       2003                           1,036      4.72 -    11.46        4,837            0.00  0.83    -    2.05    57.81  -  59.75
       2002                             664      2.99 -     7.17        1,961            0.94  0.83    -    2.05   -44.24  - -28.27
       2001                             830      5.24 -     5.37        4,346            0.20  1.28    -    2.05   -47.60  - -46.33
    Limited Duration
       2003                           5,392     10.68 -    11.69       61,420            4.05  0.70    -    2.05     0.15  -   1.51
       2002                           6,130     10.66 -    11.51       69,291            3.58  0.70    -    2.05     1.94  -   3.33
       2001                           2,240     10.46 -    11.14       24,710            4.23  0.70    -    2.05     4.61  -   5.98
    Money Market
       2003                          16,876      9.98 -    10.89      237,222            0.66  0.70    -    2.05    -1.37  -  -0.03
       2002                          28,382     10.12 -    10.89      402,007            1.31  0.70    -    2.05     0.63  -   1.21
       2001                          30,239     10.19 -    10.82      432,633            4.04  0.70    -    2.05     1.94  -   3.17
    Pacific Growth
       2003                           5,498      4.84 -     6.48       22,979            0.00  0.70    -    2.05    27.02  -  28.74
       2002                           5,625      3.76 -     5.10       18,319            0.00  0.70    -    2.05   -24.43  - -23.40
       2001                           7,159      4.90 -     6.75       30,415            1.88  0.70    -    2.05   -32.47  - -27.93
    Quality Income Plus
       2003                          15,564     11.81 -    13.58      340,872            5.68  0.70    -    2.05     6.25  -   7.69
       2002                          19,078     11.11 -    12.61      397,716            6.01  0.70    -    2.05     3.37  -   4.78
       2001                          20,924     10.75 -    12.04      425,671            6.02  0.70    -    2.05     7.51  -   8.80
    S&P 500 Index
       2003                          13,279      8.08 -     8.16      127,914            1.01  0.70    -    2.05    25.26  -  26.96
       2002                          13,650      6.36 -     6.51      104,609            1.01  0.70    -    2.05   -24.06  - -23.03
       2001                          15,542      8.27 -     8.58      156,594            0.90  0.70    -    2.05   -14.22  - -12.85

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts
  (continued):
    Strategist
       2003                          14,584  $   9.68 - $  10.41   $  366,549            1.65% 0.70%   -    2.05%   23.68% -  25.36%
       2002                          16,778      7.82 -     8.30      351,932            1.54  0.70    -    2.05   -11.72  - -10.52
       2001                          20,192      8.86 -     9.28      494,635            2.47  0.70    -    2.05   -11.39  - -10.81
    Utilities
       2003                           9,199      6.41 -     6.58      165,009            2.83  0.70    -    2.05    14.96  -  16.53
       2002                          11,242      5.57 -     5.65      179,523            2.79  0.70    -    2.05   -24.43  - -23.40
       2001                          14,351      7.37 -     7.37      309,754            2.17  0.70    -    2.05   -26.27  - -26.26

Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts:
    Aggressive Equity
      (Class Y Shares)
       2003                           3,669     12.13 -    12.23       25,091            0.00  1.29    -    2.59    21.26  -  22.34
       2002                           3,298      5.19 -     6.91       17,226            0.10  1.35    -    2.20   -24.52  - -23.87
       2001                           2,712      6.82 -     9.16       18,529            0.33  1.35    -    2.20   -29.58  -  -8.43
    Capital Growth
      (Class Y Shares)
       2002 (r)                           -       N/A -      N/A            -            0.27  1.35    -    2.20      N/A  -    N/A
       2001                             919      7.04 -     8.80        6,472            0.55  1.35    -    2.20   -27.48  - -12.03
    Dividend Growth
      (Class Y Shares)
       2003                          11,170     12.15 -    12.26      114,227            1.65  1.29    -    2.59    21.52  -  22.60
       2002                           8,696      7.42 -     8.04       68,923            1.99  1.35    -    2.20   -20.02  - -19.33
       2001                           5,970      9.28 -     9.97       59,002            1.79  1.35    -    2.20    -7.18  -  -6.70
    Equity (Class Y Shares)
       2003                          14,125     11.78 -    11.88       98,665            0.14  1.29    -    2.59    17.80  -  18.84
       2002                          11,901      5.31 -     8.10       63,832            0.19  1.35    -    2.30   -22.50  - -19.01
       2001                           8,803      6.86 -     9.19       60,598            0.31  1.35    -    2.20   -28.05  -  -8.10
    European Growth
      (Class Y Shares)
       2003                           4,424     12.58 -    12.69       35,785            0.61  1.29    -    2.59    25.79  -  26.90
       2002                           3,700      5.76 -     8.05       21,755            1.85  1.35    -    2.30   -22.58  - -19.50
       2001                           2,730      7.44 -     9.53       20,541            1.21  1.35    -    2.20   -19.03  -  -4.74
    Global Advantage
      (Class Y Shares)
       2003                           1,276     12.49 -    12.60        9,194            0.74  1.29    -    2.59    24.92  -  26.03
       2002                           1,033      4.95 -     8.06        5,212            0.66  1.35    -    2.30   -22.00  - -19.42
       2001                             917      6.35 -     8.95        5,854            0.62  1.35    -    2.20   -24.57  - -10.52

(r) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
    Global Dividend Growth
      (Class Y Shares)
       2003                           4,330  $  12.86 - $  12.97   $   46,680            1.63% 1.29%   -    2.59%   28.57% -  29.71%
       2002                           2,607      7.89 -     8.13       20,621            1.86  1.35    -    2.30   -18.74  - -13.89
       2001                           1,127      9.17 -     9.66       10,357            2.50  1.35    -    2.20    -7.71  -  -3.44
    High Yield
      (Class Y Shares)
       2003                           5,305     11.23 -    11.33       33,806            8.97  1.29    -    2.59    12.32  -  13.31
       2002                           2,433      4.14 -     9.10       10,639           18.51  1.35    -    2.30    -8.99  -  -8.60
       2001                           1,281      4.53 -     7.69        6,088           21.82  1.35    -    2.20   -34.81  - -23.06
    Income Builder
      (Class Y Shares)
       2003                           3,718     11.56 -    11.67       40,658            2.90  1.29    -    2.59    15.63  -  16.66
       2002                           1,482      8.88 -     9.17       13,401            4.48  1.35    -    2.30   -11.23  -  -9.19
       2001                             709      9.60 -    10.10        7,100            4.76  1.35    -    2.20    -4.03  -   0.73
    Information
      (Class Y Shares)
       2003                           2,271     14.83 -    14.96       13,028            0.00  1.29    -    2.59    48.33  -  49.65
       2002                           1,667      2.92 -     7.43        5,044            1.07  1.35    -    2.30   -44.05  - -25.69
       2001                           1,378      5.23 -     8.91        7,356            0.18  1.35    -    2.20   -43.76  - -10.94
    Limited Duration
      (Class Y Shares)
       2003                          11,259      9.93 -    10.02      120,623            3.95  1.29    -    2.59    -0.70  -   0.18
       2002                           6,502     10.12 -    11.09       70,981            3.13  1.35    -    2.30     1.22  -   2.41
       2001                           2,087     10.25 -    10.82       22,344            3.47  1.35    -    2.20     2.47  -   5.06
    Money Market
      (Class Y Shares)
       2003                           8,984      9.85 -     9.94       90,996            0.40  1.29    -    2.59    -1.52  -  -0.64
       2002                          12,744      9.92 -    10.46      131,413            1.01  1.35    -    2.30    -0.78  -  -0.27
       2001                           9,369     10.02 -    10.49       97,217            3.35  1.35    -    2.20     0.22  -   2.25
    Pacific Growth
      (Class Y Shares)
       2003                           1,166     13.83 -    13.94        7,364            0.00  1.29    -    2.44    38.35  -  39.43
       2002                             631      3.94 -     6.09        2,619            0.00  1.35    -    2.20   -25.23  - -24.59
       2001                             293      5.22 -     8.14        1,629            3.73  1.35    -    2.20   -28.24  - -18.60
    Quality Income Plus
      (Class Y Shares)
       2003                          11,264     10.22 -    10.31      136,406            5.95  1.29    -    2.59     2.20  -   3.11
       2002                           8,406     10.33 -    12.04       99,130            5.73  1.35    -    2.30     3.28  -   3.85
       2001                           4,637     10.39 -    11.59       52,927            5.34  1.35    -    2.20     3.89  -   7.85

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
    S&P 500 Index
      (Class Y Shares)
       2003                          15,307  $  12.01 - $  12.11   $  127,061            0.82% 1.29%   -    2.59%   20.07% -  21.14%
       2002                          10,380      5.90 -     7.13       61,909            0.94  1.35    -    2.20   -24.35  - -23.71
       2001                           5,853      7.73 -     9.42       45,552            0.86  1.35    -    2.20   -13.71  -  -5.81
    Strategist
      (Class Y Shares)
       2003                           8,863     11.93 -    12.03       87,272            1.45  1.29    -    2.59    19.28  -  20.34
       2002                           7,216      7.78 -     8.89       55,794            1.43  1.35    -    2.30   -11.32  - -11.06
       2001                           5,356      8.77 -     9.50       46,793            2.47  1.35    -    2.20   -11.61  -  -4.97
    Utilities
      (Class Y Shares)
       2003                           3,738     11.40 -    11.51       25,295            2.70  1.29    -    2.59    14.04  -  15.05
       2002                           3,518      5.61 -     6.23       19,653            2.81  1.35    -    2.20   -24.76  - -24.11
       2001                           3,257      7.40 -     8.28       24,013            2.20  1.35    -    2.20   -26.98  - -17.17

Investments in the Oppenheimer
  Variable Account Funds
  Sub-Accounts:
    Oppenheimer Bond
       2003                             386     12.47 -    12.69        4,894            4.79  1.25    -    1.65     5.03  -   5.45
       2002                             726     11.87 -    12.04        8,735            6.14  1.25    -    1.65     7.29  -   7.72
       2001                             477     11.07 -    11.17        5,325            5.83  1.25    -    1.65     6.01  -   6.44
    Oppenheimer Capital
      Appreciation
       2003                             639     10.06 -    10.24        6,527            0.35  1.25    -    1.65    28.80  -  29.32
       2002                             620      7.81 -     7.92        4,902            0.64  1.25    -    1.65   -28.06  - -27.77
       2001                             653     10.86 -    10.96        7,148            0.47  1.25    -    1.65   -14.02  - -13.67
    Oppenheimer Global
      Securities
       2003                             419     13.61 -    13.86        5,791            0.67  1.25    -    1.65    40.68  -  41.25
       2002                             450      9.68 -     9.81        4,402            0.60  1.25    -    1.65   -23.41  - -23.10
       2001                             473     12.64 -    12.76        6,023            0.51  1.25    -    1.65   -13.49  - -13.14
    Oppenheimer High
      Income
       2003                             137     11.17 -    11.37        1,548            5.98  1.25    -    1.65    11.67  -  22.42
       2002                             115      9.22 -     9.28        1,062           11.89  1.25    -    1.45    -3.80  -  -3.61
       2001                             137      9.59 -     9.63        1,318            7.52  1.25    -    1.45     0.49  -   0.69

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Oppenheimer
  Variable Account Funds
  Sub-Accounts (continued):
    Oppenheimer Main Street
      Small Cap Growth
       2003                             230  $  14.63 - $  14.89   $    3,423            0.00% 1.25%   -    1.65%   42.00% -  42.57%
       2002                             199     10.30 -    10.44        2,078            0.00  1.25    -    1.65   -17.13  - -16.79
       2001                             159     12.43 -    12.55        1,991            0.00  1.25    -    1.65    -2.00  -  -1.61

Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Accounts:
    Oppenheimer Aggressive
      Growth (SC)
       2003 (e)                           6     12.38 -    12.47           70            0.00  1.29    -    1.84    23.84  -  24.68
    Oppenheimer Capital
      Appreciation (SC)
       2003 (e)                          27     12.23 -    12.32          333            0.00  1.29    -    2.34    22.35  -  23.23
    Oppenheimer Global
      Securities (SC)
       2003 (e)                           7     14.20 -    14.32          102            0.00  1.29    -    1.99    42.00  -  43.23
    Oppenheimer High
      Income (SC)
       2003 (e)                          15     12.95 -    13.04          198            0.00  1.29    -    1.89    29.46  -  30.39
    Oppenheimer Main
      Street (SC)
       2003 (e)                          27     12.56 -    12.71          345            0.00  1.29    -    2.34    25.63  -  27.13
    Oppenheimer Main Street
      Small Cap Growth (SC)
       2003                              19     14.65 -    14.75          280            0.00  1.29    -    1.89    46.50  -  47.55
       2002                               1      9.89 -     9.89            8            0.00  1.50    -    1.50   -17.19  - -17.19
       2001 (u)                         < 1     11.94 -    11.94            4            0.00  1.50    -    1.50    19.40  -  19.40
    Oppenheimer Multiple
      Strategies (SC)
       2003 (e)                          19     13.02 -    13.18          245            0.00  1.29    -    2.34    30.21  -  31.76
    Oppenheimer Strategic
      Bond (SC)
       2003 (e)                          29     12.11 -    12.21          349            0.00  1.29    -    1.99    21.08  -  22.13

(e) For the period beginning July 15, 2003 and ended December 31, 2003
(u) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the PIMCO
  Advisors Variable Insurance
  Trust Sub-Account (j):
    OpCap Small Cap (k)
       2003                             < 1  $  13.05 - $  13.05   $        1            0.00% 1.50%   -    1.50%   40.52% -  40.52%
       2002                             < 1      9.29 -     9.29            1            0.00  1.50    -    1.50   -22.81  - -22.81
       2001(u)                          < 1     12.03 -    12.03          < 1            0.00  1.50    -    1.50    20.33  -  20.33
    PEA Science and
      Technology (l)
       2003                             < 1     12.55 -    12.55            1            0.00  1.50    -    1.50    60.89  -  60.89
       2002                             < 1      7.80 -     7.80            1            0.00  1.50    -    1.50   -50.34  - -50.34
       2001(u)                          < 1     15.70 -    15.70            3            0.00  1.50    -    1.50    57.03  -  57.03

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
    Foreign Bond
       2003                             < 1     10.81 -    10.81            2            1.40  1.50    -    1.50     0.72  -   0.72
       2002                              10     10.73 -    10.73          108            1.96  1.50    -    1.50     6.58  -   6.58
       2001 (u)                         < 1     10.07 -    10.07            1            0.80  1.50    -    1.50     0.68  -   0.68
    Money Market
       2003                               1      9.93 -     9.93           14            0.71  1.50    -    1.50    -0.79  -  -0.79
       2002                               1     10.01 -    10.01            7            1.68  1.50    -    1.50    -0.12  -  -0.12
       2001 (u)                         < 1     10.02 -    10.02            4            0.70  1.50    -    1.50     0.17  -   0.17
    PIMCO Total Return
       2003                             < 1     11.09 -    11.09            1            1.71  1.50    -    1.50     3.46  -   3.46
       2002                              10     10.72 -    10.72          108            2.31  1.50    -    1.50     7.45  -   7.45
       2001 (u)                         < 1      9.97 -     9.97            1            2.43  1.50    -    1.50    -0.25  -  -0.25

Investments in the Putnam
  Variable Trust Sub-Accounts:
    VT The George Putnam
      Fund of Boston
       2003 (a)                         428     11.24 -    12.16        4,860            0.00  1.29    -    2.59    12.42  -  21.58
    VT Global Asset Allocation
       2003 (e)                           5     12.40 -    12.51           62            0.00  1.29    -    1.99    24.02  -  25.10
    VT Growth and Income
       2003                           4,847     10.49 -    12.22       48,212            1.62  0.70    -    2.44    22.22  -  26.49
       2002                           3,946      8.15 -     8.29       30,709            1.59  0.70    -    2.30   -19.55  - -18.46
       2001                           2,888      9.42 -    10.31       28,218            1.20  0.70    -    2.20    -5.76  -   3.07

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(e) For the period beginning July 15, 2003 and ended December 31, 2003
(j) Previously known as OCC Accumulation Trust
(k) Previously known as OCC Small Cap
(l) Previously known as OCC Science and Technology
(u) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT Health Sciences
       2003 (e)                           9  $  11.24 - $  11.37   $      105            0.00% 1.29%   -    2.34%   12.39% -  13.73%
    VT High Yield
       2003                              33     13.33 -    13.43          431            4.98  1.29    -    1.89    33.33  -  34.28
       2002                              11     10.31 -    10.31          118            2.38  1.50    -    1.50    -2.21  -  -2.21
       2001 (u)                         < 1     10.54 -    10.54            5            0.00  1.50    -    1.50     5.38  -   5.38
    VT Income
       2003 (e)                          19     10.43 -    10.51          201            0.00  1.29    -    1.89     4.30  -   5.07
    VT International Equity (m)
       2003                           9,028      7.76 -    12.58       70,508            0.79  0.70    -    2.59    25.77  -  27.63
       2002                           8,209      6.08 -     8.05       48,014            0.75  0.70    -    2.30   -19.46  - -18.24
       2001                           5,411      7.44 -     9.15       38,728            0.22  0.70    -    2.20   -21.17  -  -8.50
    VT International Growth
      and Income
       2003                             < 1     12.55 -    12.55            4            1.40  1.50    -    1.50    35.78  -  35.78
       2002                             < 1      9.24 -     9.24            3            0.52  1.50    -    1.50   -15.06  - -15.06
       2001 (u)                         < 1     10.88 -    10.88            4            0.00  1.50    -    1.50     8.79  -   8.79
    VT Investors
       2003 (a)                          69     12.09 -    12.18          853            0.00  1.29    -    2.44    20.89  -  21.84
    VT Money Market
       2003                               5      9.75 -     9.91           54            0.07  1.29    -    2.69    -2.45  -  -0.86
       2002 (w)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
       2001 (w)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
    VT New Opportunities
       2003 (e)                           9     13.42 -    13.58          122            0.00  1.29    -    2.34    34.20  -  35.80
    VT New Value
       2003                               1     14.51 -    14.51            8            0.00  2.14    -    2.14    45.11  -  45.11
       2002 (w)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
       2001 (w)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
    VT Research
       2003                               1     13.15 -    13.15            7            0.00  1.49    -    1.49    31.48  -  31.48
       2002 (w)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
       2001 (w)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(e) For the period beginning July 15, 2003 and ended December 31, 2003
(m) Previously known as VT International Growth
(v) Although available in 2001, there was no activity until 2002
(w) Although available in 2001 and 2002, there was no activity until 2003

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT Small Cap Value
       2003                           3,644  $  10.91 - $  10.95   $   39,108            0.33% 0.70%   -    2.30%    9.54% -  48.60%
       2002 (s)                       2,769      7.34 -     7.50       20,194            0.00  0.70    -    2.20   -26.60  - -25.03
    VT Utilities Growth and
      Income
       2003 (e)                           2     14.07 -    14.14           33            0.00  1.29    -    1.79    40.74  -  41.45
    VT Vista
       2003 (e)                           6     13.49 -    13.65           85            0.00  1.29    -    2.34    34.85  -  36.46
    VT Voyager
       2003                           7,866      5.96 -    11.65       48,116            0.34  0.70    -    2.59    16.48  -  24.04
       2002                           7,477      4.80 -     7.94       34,395            0.59  0.70    -    2.30   -27.04  - -20.58
       2001                           5,485      6.58 -     9.09       34,589            0.00  0.70    -    2.20   -22.95  -  -9.13

Investments in the Rydex
  Variable Trust
  Sub-Account:
    Rydex OTC
       2003                             < 1     11.71 -    11.71          < 1            0.00  1.50    -    1.50    43.24  -  43.24
       2002                             < 1      8.18 -     8.18          < 1            0.00  1.50    -    1.50   -18.23  - -18.23
       2001 (u) (v)                       -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00

Investments in the Salomon
  Brothers Variable Series
  Funds Sub-Account:
    Variable All Cap (n)
       2003                               1     11.26 -    11.26            6            0.26  1.50    -    1.50    36.95  -  36.95
       2002                               1      8.22 -     8.22            4            0.45  1.50    -    1.50   -26.18  - -26.18
       2001 (u)                         < 1     11.14 -    11.14            5            1.34  1.50    -    1.50    11.37  -  11.37

(e) For the period beginning July 15, 2003 and ended December 31, 2003
(n) Previously known as Capital
(s) For the period beginning May 1, 2002 and ended December 31, 2002
(u) For the period beginning October 1, 2001 and ended December 31, 2001
(v) Although available in 2001, there was no activity until 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the STI
  Classic Variable Trust
  Sub-Accounts:
    STI Capital Appreciation
       2003 (e)                          24  $  10.70 - $  10.75   $      254            0.00% 1.29%   -    2.34%    6.96% -   7.49%
    STI Growth & Income
       2003 (e)                          10     11.32 -    11.36          117            0.55  1.29    -    1.89    13.25  -  13.56
    STI International Equity
       2003 (e)                         < 1     12.26 -    12.27            1            0.00  1.29    -    1.49    22.55  -  22.67
    STI Investment Grade
      Bond
       2003 (e)                          12      9.99 -    10.03          116            1.28  1.29    -    1.99    -0.07  -   0.26
    STI Mid-Cap Equity
       2003 (e)                          11     11.41 -    11.44          131            0.66  1.29    -    1.89    14.06  -  14.38
    STI Small Cap Value
      Equity
       2003 (e)                           7     12.18 -    12.23           85            0.27  1.29    -    2.14    21.84  -  22.33
    STI Value Income Stock
       2003 (e)                           3     11.23 -    11.25           39            1.06  1.49    -    1.89    12.31  -  12.52

Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
    UIF Emerging Markets
      Equity
       2003                           3,702      7.71 -    12.70       33,517            0.00  0.70    -    2.20    46.42  -  48.63
       2002                           3,528      5.19 -     8.68       21,572            0.00  0.70    -    2.20   -10.88  -  -9.54
       2001                           2,296      5.74 -     9.74       16,448            0.00  0.70    -    2.20   -42.63  -  -2.64
    UIF Equity Growth
       2003                           7,319      6.73 -     8.28       56,334            0.00  0.70    -    2.20    22.21  -  24.06
       2002                           7,462      5.42 -     6.78       47,600            0.15  0.70    -    2.20   -29.44  - -28.37
       2001                           8,236      7.57 -     9.60       76,091            0.00  0.70    -    2.20   -15.71  -  -3.96
    UIF High Yield
       2003                              28     11.85 -    11.85          326            0.00  1.50    -    1.50    23.83  -  23.83
       2002                              12      9.57 -     9.57          111           18.80  1.50    -    1.50    -8.66  -  -8.66
       2001 (u)                         < 1     10.48 -    10.48            4           22.64  1.50    -    1.50     4.78  -   4.78
    UIF International
      Magnum
       2003                           3,576      7.82 -    10.06       28,529            0.14  0.70    -    2.20    24.62  -  26.53
       2002                           2,993      6.18 -     7.38       19,088            1.10  0.70    -    2.20   -18.63  - -17.39
       2001                           2,502      7.49 -     9.07       19,772            0.51  0.70    -    2.20   -25.14  -  -9.31

(e) For the period beginning July 15, 2003 and ended December 31, 2003
(u) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts (continued):
    UIF Mid Cap Growth
       2003                           2,559  $  10.36 - $  10.49   $   26,112            0.00% 0.70%   -    2.30%   38.51% -  40.78%
       2002 (s)                         895      7.36 -     7.57        6,544            0.00  0.70    -    2.30   -26.42  - -24.29
    UIF Mid Cap Value
       2003                          11,859     10.67 -    11.17      113,886            0.00  0.70    -    2.30    38.26  -  40.52
       2002                          10,941      7.71 -     7.95       75,421            0.00  0.70    -    2.30   -28.53  - -22.85
       2001                           6,472      9.83 -    11.13       63,097            0.00  0.70    -    2.20    -3.83  -  -1.74
    UIF U.S. Real Estate
       2003                           3,882     12.08 -    18.77       61,626            0.00  0.70    -    2.30    35.28  -  37.50
       2002                           3,778      8.93 -    13.65       44,038            3.91  0.70    -    2.30   -10.71  -  -2.15
       2001                           2,301     10.22 -    13.95       27,855            4.53  0.70    -    2.20     2.25  -  39.49

Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts:
    UIF Active International
       Allocation (Class II)
       2003 (o)                           -     11.79 -    11.87            -            0.00  1.29    -    2.69    17.94  -  18.75
    UIF Emerging Markets
      Debt (Class II)
       2003 (a)                         206     11.22 -    13.96        2,333            0.00  1.29    -    2.59    12.19  -  39.60
    UIF Emerging Markets
      Equity (Class II)
       2003 (a)                         272     14.78 -    14.91        4,043            0.00  1.29    -    2.59    47.81  -  49.12
    UIF Equity and Income
      (Class II)
       2003 (a)                         561     11.52 -    11.62        6,494            0.88  1.29    -    2.59    15.19  -  16.22
    UIF Equity Growth
      (Class II)
       2003 (a)                         602     11.61 -    11.71        7,030            0.00  1.29    -    2.59    16.11  -  17.15
    UIF Global Franchise
      (Class II)
       2003 (a)                         758     12.14 -    12.25        9,257            0.00  1.29    -    2.59    21.43  -  22.51

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(o) For the period beginning May 1, 2003 and ended October 31, 2003
(s) For the period beginning May 1, 2002 and ended December 31, 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts
  (continued):
    UIF Mid Cap Growth
      (Class II)
       2003 (a)                         785  $  13.00 - $  13.12   $   10,262            0.00% 1.29%   -    2.59%   30.00% -  31.16%
    UIF Small Company
      Growth (Class II)
       2003 (a)                         812     13.50 -    13.62       11,026            0.00  1.29    -    2.59    35.01  -  36.21
    UIF U.S. Mid Cap
      Value (Class II)
       2003 (a)                       1,356     13.29 -    13.41       18,124            0.00  1.29    -    2.59    32.90  -  34.08
    UIF U.S. Real Estate
      (Class II)
       2003 (a)                         731     12.67 -    12.79        9,334            0.00  1.29    -    2.59    26.72  -  27.85

Investments in the Van Kampen
  Life Investment Trust
  Sub-Accounts:
    LIT Comstock
       2003                           5,976     10.36 -    10.54       62,969            0.75  0.70    -    2.30    27.98  -  30.08
       2002                           2,807      8.09 -     8.10       23,160            0.77  0.70    -    2.30   -19.06  - -18.99
       2001                             272     11.89 -    12.00        3,254            0.00  1.25    -    1.65    -4.06  -  -3.68
    LIT Domestic Income
       2002 (t)                           -       N/A -      N/A            -           15.62  1.25    -    1.65      N/A  -    N/A
       2001                              65     11.36 -    11.47          746            4.74  1.25    -    1.65     8.16  -   8.60
    LIT Emerging Growth
       2003                          11,683      5.15 -     9.36       95,881            0.00  0.70    -    2.30    24.42  -  26.46
       2002                          12,789      4.07 -     7.52       85,976            0.35  0.70    -    2.30   -32.96  - -24.80
       2001                          15,662      6.07 -     6.60      167,267            0.06  0.70    -    2.05   -33.99  - -31.97
    LIT Government
       2003                             140     10.62 -    10.69        1,491            4.87  1.25    -    1.65     0.08  -   0.48
       2002 (s)                         122     10.61 -    10.64        1,296            0.00  1.25    -    1.65     6.14  -   6.43
    LIT Money Market
       2003                             278     10.60 -    10.79        2,989            0.60  1.25    -    1.65    -1.07  -  -0.68
       2002                             387     10.72 -    10.86        4,199            1.25  1.25    -    1.65    -0.44  -  -0.04
       2001                             279     10.76 -    10.87        3,032            3.48  1.25    -    1.65     1.98  -   2.39

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(s) For the period beginning May 1, 2002 and ended December 31, 2002
(t) On May 1, 2002, LIT Domestic Income merged into LIT Government

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Van Kampen
  Life Investment Trust
  (Class II) Sub-Accounts
    LIT Aggressive Growth
      (Class II)
       2003 (a)                         288  $  12.75 - $  12.86   $    3,687            0.00% 1.29%   -    2.59%   27.50% -  28.64%
    LIT Comstock (Class II)
       2003                          12,466     12.42 -    12.53      137,393            0.47  1.29    -    2.59    24.15  -  25.25
       2002 (s)                       4,821      8.01 -     8.05       38,762            0.00  1.35    -    2.20   -19.92  - -19.46
    LIT Emerging Growth
      (Class II)
       2003                           6,060     11.75 -    11.85       45,748            0.00  1.29    -    2.59    17.49  -  18.53
       2002                           4,520      5.39 -     5.76       24,442            0.05  1.35    -    2.20   -34.12  - -33.56
       2001 (x)                       2,120      8.11 -     8.74       17,335            0.00  1.35    -    2.20   -18.94  - -12.60
    LIT Growth and Income
      (Class II)
       2003                           2,309     12.31 -    12.42       28,598            0.00  1.29    -    2.59    23.14  -  24.23
       2002                               1      9.05 -     9.05            5            1.05  1.50    -    1.50    -9.50  -  -9.50
       2001 (u)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00

(a) For period beginning May 1, 2003 and ended December 31, 2003
(s) For the period beginning May 1, 2002 and ended December 31, 2002
(u) For the period beginning October 1, 2001 and ended December 31, 2001
(x) For the period beginning May 17, 2001 and ended December 31, 2001

                                     PART C
                                OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The consolidated financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and Allstate Financial Advisors Separate Account I ("Variable Account") are filed herewith in Part B of this Registration Statement.

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(2) Not Applicable

(3)(a) Underwriting Agreement between Allstate Life Insurance Company and Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Initial Registration Statement (File No. 333-31288) dated April 27, 2000.)

(3)(b) Form of General Agency Agreement between Northbrook Life Insurance Company and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File No.
033-35412) dated December 31, 1996.)

(3)(c) Underwriting Agreement among Northbrook Life Insurance Company, Northbrook Variable Annuity Account and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File No. 033-35412) dated December 31, 1996.)

(4)(a) Form of Allstate Advisor Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(b) Form of Allstate Advisor Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(c) Form of Allstate Advisor Plus Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No.
333-102934) dated February 3, 2003.)

(4)(d) Form of Allstate Advisor Plus Contract -non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(e) Form of Allstate Advisor Preferred Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(f) Form of Allstate Advisor Preferred Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement
(File No. 333-102934) dated February 3, 2003.)

(4)(g) Form of Withdrawal Charge Option Rider 1 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(h) Form of Withdrawal Charge Option Rider 2 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(i) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No.
333-102934) dated February 3, 2003.)

(4)(j) Form of Enhanced Beneficiary Protection Rider A--Annual Increase
(Plus)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(k) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No.
333-102934) dated February 3, 2003.)

(4)(l) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(m) Form of Earnings Protection Death Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(n) Form of Retirement Income Guarantee Rider 1 (Advisor,
Preferred)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(o) Form of Retirement Income Guarantee Rider 1 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(p) Form of Retirement Income Guarantee Rider 2 (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(q) Form of Retirement Income Guarantee Rider 2 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(r) Form of Income Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No.
333-102934) dated February 3, 2003.)

(4)(s) Form of Spousal Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(t) Form of Amendatory Endorsement for Charitable Remainder Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(u) Form of Amendatory Endorsement for Grantor Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(v) Form of Amendatory Endorsement for Waiver of Charges (Previously filed in the Initial Filing of this Form N-4 Registration Statement
(File No. 333-102934) dated February 3, 2003.)

(4)(w) Form of Amendatory Endorsement for Employees (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(x) Form of TrueReturn Accumulation Benefit Rider (for all
Contracts)(Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(5)(a) Form of Allstate Advisor Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

(5)(b) Form of Morgan Stanley Variable Annuity Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

5(c) Form of Application for Allstate Advisor Contract (STI Channel) filed (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)


5(d) Form of Application for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)


5(e) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)


(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 20, 2001.)

(6)(b) By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 20, 2001.)

(7) Not applicable

(8)(a) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001).

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement
(File No. 333-72017) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File
No. 333-64254) dated September 7, 2001)

(8)(h) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April
17, 2003.)

(8)(i) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement(File No. 333-72017) dated September 23, 2002.)

(8)(j) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration
Statement (File No. 333-64254) dated September 7, 2001)

(8)(k) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Previously filed in the Initial Filing of this Form N-4 Registration Statement
(File No. 333-102934) dated February 3, 2003.)

(8)(l) Form of Participation Agreement among Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company, Dean Witter Variable Investment Series, and Dean Witter Distributors Inc. (Morgan Stanley Variable Investment Series) (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 033-35412) dated April 30, 1996.)

(8)(m) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Northbrook Life Insurance Company, and Dean Witter Reynolds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 333-93871) dated January 28, 2000.)

(8)(n) Form of Participation Agreement among Northbrook Life Insurance Company, Dean Witter Reynolds, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form
N-4
Registration Statement of Northbrook Variable Annuity Account II
(File No. 333-93871) dated January 28, 2000.)

(8)(o) Form of Participation Agreement among STI Classic Variable Trust, SEI Investments Distribution Co. and Allstate Life Insurance Company(Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934)
dated June 30, 2003.)



(9)(a) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(9)(b) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered filed (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

(9)(c) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.

(9)(d) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered.

(10)(a) Independent Auditors' Consent

(10)(b) Consent of Foley & Lardner, LLP

(11) Not applicable

(12) Not applicable

(99)(a) Powers of Attorney for David A. Bird, Margaret G. Dyer, Marla G. Friedman, Danny L. Hale, Edward M. Liddy, John C. Lounds, J. Kevin McCarthy, Robert W. Pike, Samuel H. Pilch, Steven E. Shebik, Eric A. Simonson, Kevin R. Slawin, Casey J. Sylla, Michael J. Velotta and Thomas J. Wilson, II (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)


-----------------------------------------------------------------------

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                POSITION AND OFFICE WITH
BUSINESS ADDRESS*                 DEPOSITOR OF THE ACCOUNT

David Andrew Bird                   Director and Senior Vice President
Danny Lyman Hale                    Director
Edward Michael Liddy                Director
John Carl Lounds                    Director and Senior Vice President
John Kevin McCarthy                 Director and Senior Vice President
Robert William Pike                 Director
Steven Emil Shebik                  Director, Senior Vice President and Chief
                                    Financial Officer
Eric Allen Simonson                 Director, Senior Vice President and Chief
                                    Investment Officer
Kevin Rourke Slawin                 Director and Senior Vice President
Casey Joseph Sylla                  Director, Chairman of the Board and
                                    President
Michael Joseph Velotta              Director, Senior Vice President,
                                    General Counsel and Secretary
Thomas Joseph Wilson, II            Director

Margaret Gindele Dyer               Senior Vice President
Marla Gay Friedman                  Senior Vice President
Joseph V. Tripodi                   Senior Vice President and Chief
                                    Marketing Officer
Samuel Henry Pilch                  Group Vice President and Controller
Richard Lewis Baker                 Vice President
Michael B. Boyle                    Vice President
Karen Cassidy Gardner               Vice President
Anson J. Glacy, Jr.                 Vice President
Dennis Craig Gomez                  Vice President
John Roger Hunter                   Vice President
Mary Jovita McGinn                  Vice President and Assistant Secretary
William Harrison Monie, Jr.         Vice President
John Eric Smith                     Vice President
Patricia Wright Wilson              Vice President
Bernard Eugene Wraith               Vice President
James Philip Zils                   Treasurer
Charles Calvin Baggs                Assistant Vice President
Lisa Cochrane                       Assistant Vice President
Errol Cramer                        Assistant Vice President and Appointed
                                    Actuary
Lawrence William Dahl               Assistant Vice President
Joanne Marie Derrig                 Assistant Vice President and Chief
                                    Privacy Officer
Sarah R. Donahue                    Assistant Vice President
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Douglas Ford Gaer                   Assistant Vice President
Gregory James Guidos                Assistant Vice President
Brent H. Hamann                     Assistant Vice President
Keith A. Hauschildt                 Assistant Vice President
Ronald A. Johnson                   Assistant Vice President
Teresa G. Logue                     Assistant Vice President
Robert Leslie Park                  Assistant Vice President and Compliance
                                    Officer
Barry Sajowitz Paul                 Assistant Vice President and Assistant
                                    Treasurer
John C. Pintozzi                    Assistant Vice President
Joseph Patrick Rath                 Assistant Vice President, Assistant
                                    General Counsel and Assistant Secretary
Robert A. Shore                     Assistant Vice President
Robert E. Transon                   Assistant Vice President
Timothy Nicholas Vander Pas         Assistant Vice President
Richard Zaharias                    Assistant Vice President
Laura R. Zimmerman                  Assistant Vice President
Doris J. Bryant                     Assistant Secretary
Emma Marguerite Kalaidjian          Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Kristine Ellen Leston               Assistant Secretary
Robert E. Transon                   Illustration Actuary

The principal business address of Mr. Bird and Mr. Monie is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Wraith, Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed March 11, 2004, (File #1-11840).

27. NUMBER OF CONTRACT OWNERS

            (a). Morgan Stanley Variable Annuity Contract: As of January 31, 2004, there were 1,661 non-qualified contracts and 160 qualified contracts.

            (b). Morgan Stanley Variable Annuity-L Share Contract: As of January 31, 2004, there were 1,261 non-qualified contracts and 1,617 qualified contracts.

            (c). Allstate Advisor Contract (STI version):
As of the January 31, 2004, there were 2,223 non-qualified contracts and 3,700 qualified contracts.

            (d). Allstate Advisor Preferred Contract (STI version): As of the January 31, 2004, there were 873 non-qualified contracts and 1,522 qualified contracts.

28. INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Northbrook Life Insurance Company (Northbrook Life Insurance Company has since merged into Allstate) agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter for the Allstate Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

     Allstate Financial Advisors Separate Account I
     Allstate Life of New York Separate Account A



Morgan Stanley DW Inc., principal underwriter for the Morgan Stanley Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

     Allstate Financial Advisors Separate Account I
     Allstate Life of New York Separate Account A
     Allstate Life Variable Life Separate Account A


29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC. the principal underwriter for the Allstate Advisor Variable Annuity Contracts are as follows:

Name and Principal Business                  Positions and Offices
Address* of Each Such Person                 with Underwriter

J.Kevin McCarthy                  Chairman of the Board, Chief Executive
                                  Officer and Manager
Steven E. Shebik                  Manager
Brent H. Hamann                   Executive Vice President and Secretary
John R. Hunter                    President, Broker Dealer Division
Robert A. Shore                   President, Financial Institutions
                                  Division
J. Eric Smith                     Executive Vice President
                                  and Chief Operations Officer
Karen C. Gardner                  Vice President
William Webb                      Treasurer
Joanne M. Derrig                  Assistant Vice President and Chief
                                  Privacy Officer
Maribel V. Gerstner               Assistant Vice President and Compliance
                                  Officer
Emma M. Kalaidjian                Assistant Secretary
Joseph P. Rath                    Vice President, General Counsel and Secretary
Michael J. Velotta                Assistant Secretary and Manager
Barry S. Paul                     Assistant Treasurer
James P. Zils                     Assistant Treasurer
Ron Johnson                       Executive Vice President
DeeAnne Asplin                    Sr. Vice President
Eric Alstrin                      Sr. Vice President
Eric L. Baldwin                   Sr. Vice President
Jason Bickler                     Sr. Vice President
Bill Borst                        Sr. Vice President
Jeff Churba                       Sr. Vice President
Russ Cobler                       Sr. Vice President
Evelyn Cooper                     Sr. Vice President
Albert Dal Porto                  Sr. Vice President
Gregg Ruvoli                      Sr. Vice President
Andrea Schur                      Sr. Vice President
Mike Scanlon                      Sr. Vice President
Ralph Schmidt                     Sr. Vice President
Rebecca Bates                     Vice President
Warren A. Blom                    Vice President
L.Andrea Barfield Bolger          Vice President
Eugene Bolinsky                   Vice President
P.J. Bonfilio                     Vice President
Henry Conkle                      Vice President
Brian Connelly                    Vice President
John DeGeronimo                   Vice President
Diane Donnelly                    Vice President
Russ Ergood                       Vice President
Don Gross                         Vice President
Bill Houston                      Vice President
Lyn Jordan                        Vice President
Gwenn Kessler                     Vice President
George Knox                       Vice President
Don Lanham                        Vice President
Stephen A. Lipker                 Vice President
Josh Lutzker                      Vice President
Thomas Mahoney                    Vice President
Barbara Marsh                     Vice President
David McHugh                      Vice President
Jeff Mount                        Vice President
Greg Mudd                         Vice President
Hugh C. Mueting                   Vice President
Larry Nisenson                    Vice President
Karen K.M. Norrman                Vice President
Shane O'Brien                     Vice President
David Onan                        Vice President
Jeff Osterman                     Vice President
Ken Rapp                          Vice President
Bob Riley                         Vice President
Merritt Schoff                    Vice President
Anne Serato                       Vice President
Troy V. Simmons                   Vice President
Deanna Smith                      Vice President
Stu Smith                         Vice President
David Veale                       Vice President
Brian J. Wood                     Vice President
Amy C. Floyd                      Assistant Vice President

* The principal business address of the forgoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

The directors and officers of Morgan Stanley DW Inc., the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:

Name and Principal Business                  Positions and Offices
Address* of Each Such Person                 with Underwriter

John H. Schaefer                             President, Chief Executive
                                             Officer and Chief Operating
                                             Officer
Bruce F. Alonso                              Managing Director
Mary Caracappa                               Managing Director and Controller
Ronald T. Carman                             Managing Director, Associate
                                             General Counsel and Assistant
                                             Secretary
Mayree Clark                                 Managing Director
Alexander C. Frank                           Managing Director and Treasurer
Raymond A. Harris                            Managing Director
Stephen J. Liguori                           Managing Director
Robin Roger                                  Managing Director and General
                                             Counsel Securities
Michael H. Stone                             Managing Director, General Counsel
                                             and Secretary
Samuel A. Turvey                             Managing Director and Chief
                                             Compliance Officer
Charles F. Vadala, Jr.                       Managing Director and Chief
                                             Financial Officer
Steven C. Van Wyk                            Managing Director
Robert V. Luebeck                            Chief Operations Officer
Joyce L. Kramer                              Executive Director, Deputy
                                             General Counsel and Assistant
                                             Secretary
Robert L. Palleschi                          Executive Director
Debra M. Aaron                               Vice President
Darlene R. Lockhart                          Vice President
Bruce Sandberg                               Vice President
Kevin Mooney                                 Vice President
Frank G. Skubic                              Vice President
Eileen S. Wallace                            Vice President
Sabrina Hurley                               Assistant Secretary

* The principal business address of the above-named individuals is 1585 Broadway, New York, New York 10036.


29C. COMPENSATION OF PRINCIPAL UNDERWRITER




(1)                    (2)                   (3)                    (4)                (5)
                                        Net Underwriting
Name of Principal    Discounts and      Compensation on        Brokerage
Underwriter         Commissions         Redemption            Commissions       Compensation
 ---------------------------------------------------------------------

Allstate
Distributors            N/A                 N/A               $0                        N/A

Morgan Stanley
DW Inc.                 N/A                 N/A               $30,408,546               N/A




30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. Allstate Distributors is located at 3100 Sanders Road, Northbrook, Illinois 60062. Morgan Stanley DW Inc., is located at 1585 Broadway, New York, New York 10036. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None.

32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34. REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 1st day of April, 2004.


                           ALLSTATE FINANCIAL ADVISORS
                               SEPARATE ACCOUNT I
                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                           By: /s/ Michael J. Velotta
                           --------------------------
                               Michael J. Velotta
                      Senior Vice President, Secretary and
                                 General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 1st day of April , 2004.

*/DAVID A. BIRD                              Director and Senior Vice President
-----------------------
David A. Bird

*/DANNY L. HALE                              Director
----------------------
Danny L. Hale

*/EDWARD M. LIDDY                            Director
-----------------------
Edward M. Liddy

*/JOHN C. LOUNDS                             Director and Senior Vice President
-----------------------
John C. Lounds

*/J. KEVIN MCCARTHY                          Director and Senior Vice President
-----------------------
J. Kevin McCarthy

*/ROBERT W. PIKE                             Director
------------------------
Robert W, Pike

*/SAMUEL H. PILCH                            Controller and Group Vice President
------------------------                     (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN E. SHEBIK                           Director, Senior Vice President and
------------------------                     Chief Financial Officer
Steven E. Shebik                             (Principal Financial Officer)

*/ERIC A. SIMONSON                           Director, Senior Vice President and
-------------------------                    Chief Investment Officer
Eric A. Simonson

*KEVIN R. SLAWIN                             Director and Senior Vice President
-----------------------
Kevin R. Slawin

*/CASEY J. SYLLA                             Director, Chairman of the Board and
----------------------                       President (Principal Executive
Casey J. Sylla                               Officer)

/s/MICHAEL J. VELOTTA                        Director, Senior Vice President,
----------------------                       General Counsel and Secretary
Michael J. Velotta

*/THOMAS J. WILSON II                        Director
-----------------------
Thomas J. Wilson II



*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.

                                  Exhibit Index

Exhibit No.            Exhibit

(9)(d) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company

10(a)                  Independent Auditors' Consent

10(b)                  Consent of Foley & Lardner, LLP